Schedule of Investments
Blue Chip Fund
May 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .23 % Shares Held Value (000's)
Money Market Funds - 0 .23%
Principal Government Money Market Fund - Class
R-6 4.97%
(a),(b)
19,817,946 $ 19,818
TOTAL INVESTMENT COMPANIES $ 19,818
COMMON STOCKS - 100 .00 % Shares Held Value (000's)
Aerospace & Defense - 5 .29%
HEICO Corp - Class A 34,431 $ 4,196
TransDigm Group Inc 585,424 452,913
$ 457,109
Chemicals - 2 .34%
Linde PLC 399,564 141,310
Sherwin-Williams Co/The 268,555 61,171
$ 202,481
Commercial Services - 8 .65%
CoStar Group Inc
(c)
2,846,043 225,976
Moody's Corp 1,015,230 321,706
S&P Global Inc 544,720 200,146
$ 747,828
Distribution & Wholesale - 2 .27%
Copart Inc
(c)
2,243,448 196,504
Diversified Financial Services - 11 .59%
Brookfield Asset Management Ltd 2,369,660 72,322
Brookfield Reinsurance Ltd 62,308 1,912
Charles Schwab Corp/The 2,604,155 137,213
Mastercard Inc 1,076,025 392,771
Visa Inc 1,795,850 396,937
$ 1,001,155
Healthcare - Products - 4 .74%
Danaher Corp 1,330,104 305,418
IDEXX Laboratories Inc
(c)
158,086 73,474
Intuitive Surgical Inc
(c)
99,818 30,728
$ 409,620
Insurance - 3 .40%
Progressive Corp/The 2,297,157 293,829
Internet - 17 .89%
Alphabet Inc - A Shares
(c)
953,719 117,184
Alphabet Inc - C Shares
(c)
4,018,403 495,750
Amazon.com Inc
(c)
5,604,647 675,808
Netflix Inc
(c)
651,299 257,413
$ 1,546,155
Lodging - 2 .42%
Hilton Worldwide Holdings Inc 1,535,456 209,006
Pharmaceuticals - 1 .88%
Zoetis Inc 994,689 162,144
Private Equity - 5 .45%
Brookfield Corp 10,638,435 319,579
KKR & Co Inc 2,938,016 151,278
$ 470,857
REITs - 3 .85%
American Tower Corp 1,707,013 314,842
SBA Communications Corp 79,666 17,668
$ 332,510
Retail - 3 .82%
CarMax Inc
(c)
851,726 61,503
Costco Wholesale Corp 162,707 83,235
O'Reilly Automotive Inc
(c)
205,550 185,675
$ 330,413
Semiconductors - 0 .74%
NVIDIA Corp 169,944 64,297
Software - 22 .96%
Adobe Inc
(c)
809,083 338,027
Intuit Inc 715,112 299,718
Microsoft Corp 3,410,589 1,120,003
Roper Technologies Inc 463,066 210,334
Salesforce Inc
(c)
73,053 16,318
$ 1,984,400
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 2 .71%
Union Pacific Corp 1,215,393 $ 233,988
TOTAL COMMON STOCKS $ 8,642,296
Total Investments $ 8,662,114
Other Assets and Liabilities -  (0.23)% (19,750)
TOTAL NET ASSETS - 100.00% $ 8,642,364
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary
Sector Percent
Financial 24 .29%
Technology 23 .70%
Communications 17 .89%
Consumer, Non-cyclical 15 .27%
Consumer, Cyclical 8 .51%
Industrial 8 .00%
Basic Materials 2 .34%
Money Market Funds 0 .23%
Other Assets and Liabilities
( 0 .23 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Blue Chip Fund
May 31, 2023 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2022 Purchases Sales May 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.97% $ — $ 397,310 $ 377,492 $ 19,818
Principal Government Money Market Fund - Institutional Class 4.92% 43,475 228,016 271,491 —
$ 43,475 $ 625,326 $ 648,983 $ 19,818
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.97% $ 491 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.92% 81 — — —
$ 572 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Bond Market Index Fund
May 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4 .32 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .74%
iShares Core U.S. Aggregate Bond ETF 80,000 $ 7,885
iShares iBoxx $ Investment Grade Corporate Bond
ETF
100,000 10,762
$ 18,647
Money Market Funds - 3 .58%
BlackRock Liquidity FedFund - Institutional Class
5.01%
(a),(b)
3,178,941 3,179
Principal Government Money Market Fund - Class
R-6 4.97%
(a),(b),(c)
87,564,922 87,565
$ 90,744
TOTAL INVESTMENT COMPANIES $ 109,391
BONDS - 28 .46%
Principal Amount
(000's) Value (000's)
Advertising - 0 .01%
Interpublic Group of Cos Inc/The
2.40%, 03/01/2031 $ 60 $ 49
Omnicom Group Inc
2.45%, 04/30/2030 155 131
2.60%, 08/01/2031 35 29
WPP Finance 2010
3.75%, 09/19/2024 75 73
$ 282
Aerospace & Defense - 0 .50%
Boeing Co/The
2.70%, 02/01/2027 110 101
2.75%, 02/01/2026 785 735
2.95%, 02/01/2030 140 122
3.25%, 02/01/2028 685 631
3.50%, 03/01/2039 200 151
3.63%, 02/01/2031 85 77
3.95%, 08/01/2059 290 209
5.04%, 05/01/2027 315 313
5.15%, 05/01/2030 1,000 992
5.71%, 05/01/2040 120 118
5.81%, 05/01/2050 505 494
5.88%, 02/15/2040 100 99
5.93%, 05/01/2060 350 341
General Dynamics Corp
1.15%, 06/01/2026 760 692
2.25%, 06/01/2031 640 541
3.25%, 04/01/2025 780 758
3.50%, 05/15/2025 235 230
4.25%, 04/01/2040 155 142
L3Harris Technologies Inc
1.80%, 01/15/2031 35 28
Lockheed Martin Corp
3.90%, 06/15/2032 75 71
4.07%, 12/15/2042 105 93
4.09%, 09/15/2052 162 140
4.15%, 06/15/2053 765 664
4.70%, 05/15/2046 75 72
4.75%, 02/15/2034 160 160
4.95%, 10/15/2025 740 745
5.10%, 11/15/2027 155 159
5.25%, 01/15/2033 155 161
5.70%, 11/15/2054 155 169
Northrop Grumman Corp
3.20%, 02/01/2027 130 124
4.70%, 03/15/2033 160 157
4.95%, 03/15/2053 120 114
5.25%, 05/01/2050 600 599
Raytheon Technologies Corp
1.90%, 09/01/2031 155 124
2.38%, 03/15/2032 60 50
2.82%, 09/01/2051 150 99
3.03%, 03/15/2052 60 41
4.05%, 05/04/2047 610 513
4.13%, 11/16/2028 270 261
4.70%, 12/15/2041 350 320
BONDS (continued)
Principal Amount
(000’s) Value (000’s)
Aerospace & Defense (continued)
Raytheon Technologies Corp   (continued)
5.00%, 02/27/2026 $ 410 $ 413
5.15%, 02/27/2033 410 417
5.38%, 02/27/2053 305 309
$ 12,749
Agriculture - 0 .35%
Altria Group Inc
2.35%, 05/06/2025 65 62
2.45%, 02/04/2032 60 47
3.40%, 05/06/2030 1,125 995
3.70%, 02/04/2051 60 39
3.88%, 09/16/2046 410 284
4.00%, 02/04/2061 60 41
5.38%, 01/31/2044 375 347
5.80%, 02/14/2039 350 339
Archer-Daniels-Midland Co
2.70%, 09/15/2051 60 40
2.90%, 03/01/2032 130 114
4.50%, 08/15/2033 290 285
BAT Capital Corp
2.26%, 03/25/2028 150 129
2.73%, 03/25/2031 150 120
2.79%, 09/06/2024 210 202
3.22%, 08/15/2024 1,200 1,165
3.46%, 09/06/2029 210 183
3.98%, 09/25/2050 390 257
4.39%, 08/15/2037 540 427
4.54%, 08/15/2047 400 287
BAT International Finance PLC
1.67%, 03/25/2026 150 135
Bunge Ltd Finance Corp
2.75%, 05/14/2031 60 50
Philip Morris International Inc
0.88%, 05/01/2026 85 76
1.75%, 11/01/2030 85 67
4.13%, 03/04/2043 300 238
4.88%, 02/13/2026 400 399
4.88%, 02/15/2028 160 159
5.13%, 11/17/2027 580 586
5.38%, 02/15/2033 160 159
5.63%, 11/17/2029 580 594
5.75%, 11/17/2032 290 297
Reynolds American Inc
4.45%, 06/12/2025 220 215
5.70%, 08/15/2035 50 47
5.85%, 08/15/2045 375 328
$ 8,713
Airlines - 0 .02%
American Airlines 2019-1 Class AA Pass Through
Trust
3.15%, 08/15/2033 117 101
Delta Air Lines 2020-1 Class AA Pass Through
Trust
2.00%, 06/10/2028 264 232
Southwest Airlines Co
3.00%, 11/15/2026 80 74
5.25%, 05/04/2025 130 129
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 60 51
$ 587
Apparel - 0 .01%
NIKE Inc
2.40%, 03/27/2025 155 149
3.25%, 03/27/2040 155 127
$ 276

Schedule of Investments
Bond Market Index Fund
May 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal Amount
(000’s) Value (000’s)
Automobile Manufacturers - 0 .49%
American Honda Finance Corp
0.55%, 07/12/2024 $ 755 $ 717
1.20%, 07/08/2025 160 148
1.30%, 09/09/2026 60 54
2.15%, 09/10/2024 1,000 962
2.25%, 01/12/2029 65 57
4.60%, 04/17/2025 160 159
4.60%, 04/17/2030 160 158
4.70%, 01/12/2028 160 160
Cummins Inc
4.88%, 10/01/2043 25 24
General Motors Co
4.00%, 04/01/2025 120 117
4.20%, 10/01/2027 700 668
5.15%, 04/01/2038 160 142
5.20%, 04/01/2045 85 71
5.40%, 04/01/2048 65 55
5.95%, 04/01/2049 230 209
6.25%, 10/02/2043 305 289
General Motors Financial Co Inc
1.20%, 10/15/2024 155 146
1.25%, 01/08/2026 655 588
1.50%, 06/10/2026 60 53
2.35%, 02/26/2027 240 215
2.35%, 01/08/2031 55 43
2.40%, 04/10/2028 60 52
2.40%, 10/15/2028 155 132
2.70%, 06/10/2031 60 48
3.80%, 04/07/2025 1,105 1,068
4.00%, 10/06/2026 75 71
4.35%, 01/17/2027 810 781
5.25%, 03/01/2026 200 198
6.00%, 01/09/2028 160 162
Honda Motor Co Ltd
2.53%, 03/10/2027 135 126
PACCAR Financial Corp
1.80%, 02/06/2025 100 95
3.55%, 08/11/2025 65 64
Toyota Motor Corp
1.34%, 03/25/2026 115 105
Toyota Motor Credit Corp
0.50%, 06/18/2024 660 628
0.80%, 10/16/2025 555 505
1.15%, 08/13/2027 160 140
1.65%, 01/10/2031 55 44
1.80%, 02/13/2025 655 622
1.90%, 01/13/2027
(d)
65 59
1.90%, 09/12/2031 660 536
2.00%, 10/07/2024
(d)
145 139
3.65%, 08/18/2025 355 346
4.40%, 09/20/2024 120 119
4.45%, 06/29/2029 205 203
4.55%, 09/20/2027 490 489
4.55%, 05/17/2030 320 316
4.63%, 01/12/2028 320 320
$ 12,403
Automobile Parts & Equipment - 0 .02%
Aptiv PLC / Aptiv Corp
3.25%, 03/01/2032 160 136
BorgWarner Inc
4.38%, 03/15/2045 300 237
$ 373
Banks - 5 .87%
Banco Santander SA
1.85%, 03/25/2026 400 359
2.75%, 05/28/2025 800 748
3.49%, 05/28/2030 200 175
BONDS (continued)
Principal Amount
(000’s) Value (000’s)
Banks (continued)
Banco Santander SA   (continued)
4.18%, 03/24/2028
(e)
$ 600 $ 564
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.00%
5.29%, 08/18/2027 200 198
Bank of America Corp
0.98%, 09/25/2025
(e)
150 141
Secured Overnight Financing Rate + 0.91%
1.32%, 06/19/2026
(e)
310 284
Secured Overnight Financing Rate + 1.15%
1.66%, 03/11/2027
(e)
210 190
Secured Overnight Financing Rate + 0.91%
1.73%, 07/22/2027
(e)
115 103
Secured Overnight Financing Rate + 0.96%
1.90%, 07/23/2031
(e)
980 780
Secured Overnight Financing Rate + 1.53%
1.92%, 10/24/2031
(e)
205 162
Secured Overnight Financing Rate + 1.37%
2.02%, 02/13/2026
(e)
1,065 999
CME Term Secured Overnight Financing
Rate 3 Month + 0.90%
2.09%, 06/14/2029
(e)
60 51
Secured Overnight Financing Rate + 1.06%
2.30%, 07/21/2032
(e)
115 92
Secured Overnight Financing Rate + 1.22%
2.46%, 10/22/2025
(e)
300 286
CME Term Secured Overnight Financing
Rate 3 Month + 1.13%
2.48%, 09/21/2036
(e)
870 661
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.20%
2.50%, 02/13/2031
(e)
225 189
CME Term Secured Overnight Financing
Rate 3 Month + 1.25%
2.55%, 02/04/2028
(e)
255 231
Secured Overnight Financing Rate + 1.05%
2.57%, 10/20/2032
(e)
260 211
Secured Overnight Financing Rate + 1.21%
2.65%, 03/11/2032
(e)
175 145
Secured Overnight Financing Rate + 1.22%
2.68%, 06/19/2041
(e)
465 319
Secured Overnight Financing Rate + 1.93%
2.83%, 10/24/2051
(e)
75 48
Secured Overnight Financing Rate + 1.88%
2.88%, 10/22/2030
(e)
650 560
CME Term Secured Overnight Financing
Rate 3 Month + 1.45%
2.97%, 02/04/2033
(e)
130 108
Secured Overnight Financing Rate + 1.33%
2.97%, 07/21/2052
(e)
115 76
Secured Overnight Financing Rate + 1.56%
3.19%, 07/23/2030
(e)
1,060 935
CME Term Secured Overnight Financing
Rate 3 Month + 1.44%
3.25%, 10/21/2027 350 327
3.31%, 04/22/2042
(e)
715 536
Secured Overnight Financing Rate + 1.58%
3.37%, 01/23/2026
(e)
700 673
CME Term Secured Overnight Financing
Rate 3 Month + 1.07%
3.38%, 04/02/2026
(e)
65 63
Secured Overnight Financing Rate + 1.33%
3.42%, 12/20/2028
(e)
500 460
CME Term Secured Overnight Financing
Rate 3 Month + 1.04%
3.48%, 03/13/2052
(e)
630 459
Secured Overnight Financing Rate + 1.65%

Schedule of Investments
Bond Market Index Fund
May 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal Amount
(000’s) Value (000’s)
Banks (continued)
Bank of America Corp   (continued)
3.85%, 03/08/2037
(e)
$ 700 $ 598
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
3.95%, 01/23/2049
(e)
550 436
CME Term Secured Overnight Financing
Rate 3 Month + 1.45%
3.97%, 03/05/2029
(e)
75 71
CME Term Secured Overnight Financing
Rate 3 Month + 1.33%
3.97%, 02/07/2030
(e)
600 557
CME Term Secured Overnight Financing
Rate 3 Month + 1.47%
4.00%, 01/22/2025 90 88
4.33%, 03/15/2050
(e)
255 215
CME Term Secured Overnight Financing
Rate 3 Month + 1.78%
4.38%, 04/27/2028
(e)
175 169
Secured Overnight Financing Rate + 1.58%
4.57%, 04/27/2033
(e)
115 108
Secured Overnight Financing Rate + 1.83%
4.83%, 07/22/2026
(e)
885 875
Secured Overnight Financing Rate + 1.75%
5.00%, 01/21/2044 75 71
5.02%, 07/22/2033
(e)
585 572
Secured Overnight Financing Rate + 2.16%
5.08%, 01/20/2027
(e)
570 566
Secured Overnight Financing Rate + 1.29%
5.20%, 04/25/2029
(e)
755 752
Secured Overnight Financing Rate + 1.63%
5.29%, 04/25/2034
(e)
755 750
Secured Overnight Financing Rate + 1.91%
5.88%, 02/07/2042 60 63
6.11%, 01/29/2037 250 262
Bank of Montreal
0.95%, 01/22/2027
(e)
55 49
Secured Overnight Financing Rate + 0.60%
1.85%, 05/01/2025 160 150
3.09%, 01/10/2037
(e)
125 99
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.40%
3.70%, 06/07/2025 70 68
4.25%, 09/14/2024 435 428
4.70%, 09/14/2027 435 430
5.30%, 06/05/2026
(f)
160 160
Bank of New York Mellon Corp/The
0.75%, 01/28/2026 60 54
1.65%, 07/14/2028 245 211
1.80%, 07/28/2031
(d)
600 473
2.05%, 01/26/2027 65 59
2.50%, 01/26/2032 65 53
3.35%, 04/25/2025 65 63
3.99%, 06/13/2028
(e)
70 67
Secured Overnight Financing Rate + 1.15%
4.41%, 07/24/2026
(e)
665 652
Secured Overnight Financing Rate + 1.35%
4.54%, 02/01/2029
(e)
370 364
Secured Overnight Financing Rate + 1.17%
4.95%, 04/26/2027
(e)
270 269
Secured Overnight Financing Rate + 1.03%
4.97%, 04/26/2034
(e)
170 169
Secured Overnight Financing Rate + 1.61%
5.83%, 10/25/2033
(e)
155 163
Secured Overnight Financing Rate + 2.07%
BONDS (continued)
Principal Amount
(000’s) Value (000’s)
Banks (continued)
Bank of Nova Scotia/The
1.05%, 03/02/2026 $ 60 $ 54
1.30%, 06/11/2025 155 143
1.30%, 09/15/2026 260 230
1.45%, 01/10/2025 175 164
2.15%, 08/01/2031 60 48
4.50%, 12/16/2025 60 58
4.85%, 02/01/2030 615 601
5.25%, 12/06/2024 155 155
Barclays PLC
2.65%, 06/24/2031
(e)
1,600 1,296
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
3.56%, 09/23/2035
(e)
200 158
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
3.81%, 03/10/2042
(e)
200 143
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
4.38%, 01/12/2026 380 367
4.97%, 05/16/2029
(e)
750 716
3 Month USD LIBOR + 1.90%
5.50%, 08/09/2028
(e)
800 788
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.65%
6.22%, 05/09/2034
(e)
320 323
Secured Overnight Financing Rate + 2.98%
7.33%, 11/02/2026
(e)
310 321
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.05%
7.44%, 11/02/2033
(e)
310 338
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%
Canadian Imperial Bank of Commerce
1.25%, 06/22/2026 60 53
3.30%, 04/07/2025 250 241
5.00%, 04/28/2028 350 346
Citigroup Inc
1.12%, 01/28/2027
(e)
60 54
Secured Overnight Financing Rate + 0.77%
1.28%, 11/03/2025
(e)
295 278
Secured Overnight Financing Rate + 0.53%
1.46%, 06/09/2027
(e)
885 789
Secured Overnight Financing Rate + 0.77%
2.01%, 01/25/2026
(e)
380 357
Secured Overnight Financing Rate + 0.69%
2.52%, 11/03/2032
(e)
155 125
Secured Overnight Financing Rate + 1.18%
2.56%, 05/01/2032
(e)
200 164
Secured Overnight Financing Rate + 1.17%
2.57%, 06/03/2031
(e)
310 260
Secured Overnight Financing Rate + 2.11%
2.90%, 11/03/2042
(e)
60 42
Secured Overnight Financing Rate + 1.38%
2.98%, 11/05/2030
(e)
150 130
Secured Overnight Financing Rate + 1.42%
3.06%, 01/25/2033
(e)
1,130 950
Secured Overnight Financing Rate + 1.35%
3.20%, 10/21/2026 875 821
3.52%, 10/27/2028
(e)
125 116
CME Term Secured Overnight Financing
Rate 3 Month + 1.41%
3.70%, 01/12/2026 110 106
3.75%, 06/16/2024 400 393
3.79%, 03/17/2033
(e)
830 737
Secured Overnight Financing Rate + 1.94%

Schedule of Investments
Bond Market Index Fund
May 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal Amount
(000’s) Value (000’s)
Banks (continued)
Citigroup Inc   (continued)
3.88%, 01/24/2039
(e)
$ 220 $ 185
CME Term Secured Overnight Financing
Rate 3 Month + 1.43%
4.13%, 07/25/2028 620 582
4.28%, 04/24/2048
(e)
100 84
CME Term Secured Overnight Financing
Rate 3 Month + 2.10%
4.30%, 11/20/2026 75 72
4.40%, 06/10/2025 600 586
4.45%, 09/29/2027 875 841
4.65%, 07/30/2045 115 102
4.66%, 05/24/2028
(e)
835 822
Secured Overnight Financing Rate + 1.89%
4.91%, 05/24/2033
(e)
165 160
Secured Overnight Financing Rate + 2.09%
5.61%, 09/29/2026
(e)
625 629
Secured Overnight Financing Rate + 1.55%
6.17%, 05/25/2034
(e)
320 325
Secured Overnight Financing Rate + 2.66%
6.27%, 11/17/2033
(e)
310 331
Secured Overnight Financing Rate + 2.34%
6.68%, 09/13/2043 360 383
Citizens Bank NA/Providence RI
6.06%, 10/24/2025
(e)
310 291
Secured Overnight Financing Rate + 1.45%
Cooperatieve Rabobank UA
5.25%, 05/24/2041 185 192
Cooperatieve Rabobank UA/NY
3.88%, 08/22/2024 250 246
5.00%, 01/13/2025 1,000 998
Credit Suisse AG/New York NY
5.00%, 07/09/2027 500 482
7.95%, 01/09/2025 320 325
Credit Suisse Group AG
3.75%, 03/26/2025 500 469
Deutsche Bank AG/New York NY
2.13%, 11/24/2026
(e)
600 532
Secured Overnight Financing Rate + 1.87%
4.10%, 01/13/2026 250 233
5.37%, 09/09/2027 255 252
6.12%, 07/14/2026
(e)
700 688
Secured Overnight Financing Rate + 3.19%
6.72%, 01/18/2029
(e)
320 321
Secured Overnight Financing Rate + 3.18%
7.08%, 02/10/2034
(e)
320 293
Secured Overnight Financing Rate + 3.65%
Fifth Third Bancorp
4.06%, 04/25/2028
(e)
275 255
Secured Overnight Financing Rate + 1.36%
Fifth Third Bank NA
5.85%, 10/27/2025
(e)
1,000 976
Secured Overnight Financing Rate + 1.23%
Goldman Sachs Group Inc/The
0.86%, 02/12/2026
(e)
245 224
Secured Overnight Financing Rate + 0.61%
1.09%, 12/09/2026
(e)
395 353
Secured Overnight Financing Rate + 0.79%
1.43%, 03/09/2027
(e)
1,115 1,002
Secured Overnight Financing Rate + 0.80%
1.54%, 09/10/2027
(e)
60 53
Secured Overnight Financing Rate + 0.82%
1.95%, 10/21/2027
(e)
235 209
Secured Overnight Financing Rate + 0.91%
1.99%, 01/27/2032
(e)
355 280
Secured Overnight Financing Rate + 1.09%
BONDS (continued)
Principal Amount
(000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The   (continued)
2.38%, 07/21/2032
(e)
$ 935 $ 753
Secured Overnight Financing Rate + 1.25%
2.60%, 02/07/2030 590 506
2.62%, 04/22/2032
(e)
115 95
Secured Overnight Financing Rate + 1.28%
2.64%, 02/24/2028
(e)
185 168
Secured Overnight Financing Rate + 1.11%
2.65%, 10/21/2032
(e)
760 623
Secured Overnight Financing Rate + 1.26%
2.91%, 07/21/2042
(e)
115 80
Secured Overnight Financing Rate + 1.47%
3.10%, 02/24/2033
(e)
210 178
Secured Overnight Financing Rate + 1.41%
3.21%, 04/22/2042
(e)
60 44
Secured Overnight Financing Rate + 1.51%
3.27%, 09/29/2025
(e)
675 653
CME Term Secured Overnight Financing
Rate 3 Month + 1.46%
3.44%, 02/24/2043
(e)
200 150
Secured Overnight Financing Rate + 1.63%
3.50%, 01/23/2025 375 364
3.69%, 06/05/2028
(e)
890 838
CME Term Secured Overnight Financing
Rate 3 Month + 1.77%
3.75%, 02/25/2026 75 72
3.81%, 04/23/2029
(e)
75 70
CME Term Secured Overnight Financing
Rate 3 Month + 1.42%
3.85%, 01/26/2027 110 106
4.22%, 05/01/2029
(e)
500 474
CME Term Secured Overnight Financing
Rate 3 Month + 1.56%
4.41%, 04/23/2039
(e)
175 153
CME Term Secured Overnight Financing
Rate 3 Month + 1.69%
4.48%, 08/23/2028
(e)
445 432
Secured Overnight Financing Rate + 1.73%
4.75%, 10/21/2045 750 673
5.15%, 05/22/2045 450 415
6.25%, 02/01/2041 220 235
6.75%, 10/01/2037 785 838
HSBC Holdings PLC
1.59%, 05/24/2027
(e)
500 444
Secured Overnight Financing Rate + 1.29%
1.65%, 04/18/2026
(e)
240 222
Secured Overnight Financing Rate + 1.54%
2.01%, 09/22/2028
(e)
300 260
Secured Overnight Financing Rate + 1.73%
2.10%, 06/04/2026
(e)
310 288
Secured Overnight Financing Rate + 1.93%
2.36%, 08/18/2031
(e)
200 161
Secured Overnight Financing Rate + 1.95%
2.63%, 11/07/2025
(e)
225 214
Secured Overnight Financing Rate + 1.40%
2.80%, 05/24/2032
(e)
600 487
Secured Overnight Financing Rate + 1.19%
2.85%, 06/04/2031
(e)
200 167
Secured Overnight Financing Rate + 2.39%
3.90%, 05/25/2026 300 289
3.97%, 05/22/2030
(e)
300 274
3 Month USD LIBOR + 1.61%
4.18%, 12/09/2025
(e)
200 195
Secured Overnight Financing Rate + 1.51%
4.58%, 06/19/2029
(e)
540 512
3 Month USD LIBOR + 1.53%

Schedule of Investments
Bond Market Index Fund
May 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal Amount
(000’s) Value (000’s)
Banks (continued)
HSBC Holdings PLC   (continued)
4.76%, 06/09/2028
(e)
$ 500 $ 485
Secured Overnight Financing Rate + 2.11%
5.40%, 08/11/2033
(e)
900 881
Secured Overnight Financing Rate + 2.87%
6.16%, 03/09/2029
(e)
200 204
Secured Overnight Financing Rate + 1.97%
6.25%, 03/09/2034
(e)
570 586
Secured Overnight Financing Rate + 2.39%
6.33%, 03/09/2044
(e)
825 854
Secured Overnight Financing Rate + 2.65%
6.50%, 09/15/2037 100 104
7.39%, 11/03/2028
(e)
310 331
Secured Overnight Financing Rate + 3.35%
HSBC USA Inc
3.50%, 06/23/2024 500 487
Huntington National Bank/The
5.65%, 01/10/2030 310 298
ING Groep NV
1.73%, 04/01/2027
(e)
1,300 1,165
Secured Overnight Financing Rate + 1.01%
4.55%, 10/02/2028 300 291
JPMorgan Chase & Co
0.77%, 08/09/2025
(e)
115 108
Secured Overnight Financing Rate + 0.49%
0.82%, 06/01/2025
(e)
370 352
CME Term Secured Overnight Financing
Rate 3 Month + 0.54%
0.97%, 06/23/2025
(e)
115 109
CME Term Secured Overnight Financing
Rate 3 Month + 0.58%
1.04%, 02/04/2027
(e)
115 103
CME Term Secured Overnight Financing
Rate 3 Month + 0.70%
1.05%, 11/19/2026
(e)
135 122
Secured Overnight Financing Rate + 0.80%
1.47%, 09/22/2027
(e)
245 217
Secured Overnight Financing Rate + 0.77%
1.58%, 04/22/2027
(e)
115 103
Secured Overnight Financing Rate + 0.89%
1.76%, 11/19/2031
(e)
135 106
CME Term Secured Overnight Financing
Rate 3 Month + 1.11%
1.95%, 02/04/2032
(e)
115 92
Secured Overnight Financing Rate + 1.07%
2.01%, 03/13/2026
(e)
855 804
CME Term Secured Overnight Financing
Rate 3 Month + 1.59%
2.07%, 06/01/2029
(e)
855 740
Secured Overnight Financing Rate + 1.02%
2.08%, 04/22/2026
(e)
845 794
Secured Overnight Financing Rate + 1.85%
2.18%, 06/01/2028
(e)
820 732
Secured Overnight Financing Rate + 1.89%
2.30%, 10/15/2025
(e)
320 306
Secured Overnight Financing Rate + 1.16%
2.53%, 11/19/2041
(e)
65 44
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
2.55%, 11/08/2032
(e)
420 344
Secured Overnight Financing Rate + 1.18%
2.58%, 04/22/2032
(e)
115 96
CME Term Secured Overnight Financing
Rate 3 Month + 1.25%
2.96%, 05/13/2031
(e)
575 491
CME Term Secured Overnight Financing
Rate 3 Month + 2.52%
BONDS (continued)
Principal Amount
(000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co   (continued)
3.11%, 04/22/2041
(e)
$ 235 $ 175
CME Term Secured Overnight Financing
Rate 3 Month + 2.46%
3.11%, 04/22/2051
(e)
235 162
Secured Overnight Financing Rate + 2.44%
3.13%, 01/23/2025 100 97
3.33%, 04/22/2052
(e)
115 82
Secured Overnight Financing Rate + 1.58%
3.51%, 01/23/2029
(e)
590 549
CME Term Secured Overnight Financing
Rate 3 Month + 0.95%
3.88%, 09/10/2024 75 74
3.88%, 07/24/2038
(e)
100 86
CME Term Secured Overnight Financing
Rate 3 Month + 1.62%
3.96%, 11/15/2048
(e)
825 667
CME Term Secured Overnight Financing
Rate 3 Month + 1.64%
4.01%, 04/23/2029
(e)
200 190
CME Term Secured Overnight Financing
Rate 3 Month + 1.38%
4.20%, 07/23/2029
(e)
230 220
CME Term Secured Overnight Financing
Rate 3 Month + 1.52%
4.32%, 04/26/2028
(e)
1,200 1,168
Secured Overnight Financing Rate + 1.56%
4.57%, 06/14/2030
(e)
305 295
Secured Overnight Financing Rate + 1.75%
4.59%, 04/26/2033
(e)
135 129
Secured Overnight Financing Rate + 1.80%
4.85%, 07/25/2028
(e)
815 811
Secured Overnight Financing Rate + 1.99%
4.91%, 07/25/2033
(e)
435 428
Secured Overnight Financing Rate + 2.08%
4.95%, 06/01/2045 430 398
5.35%, 06/01/2034
(e),(f)
900 911
Secured Overnight Financing Rate + 1.85%
5.55%, 12/15/2025
(e)
310 310
Secured Overnight Financing Rate + 1.07%
5.60%, 07/15/2041 370 382
5.72%, 09/14/2033
(e)
255 258
Secured Overnight Financing Rate + 2.58%
6.40%, 05/15/2038 600 670
KeyBank NA/Cleveland OH
5.85%, 11/15/2027 775 719
KeyCorp
2.25%, 04/06/2027 110 91
3.88%, 05/23/2025
(e)
175 159
Secured Overnight Financing Rate + 1.25%
Korea Development Bank/The
0.40%, 06/19/2024 200 190
0.80%, 04/27/2026 200 177
3.00%, 01/13/2026 400 380
4.00%, 09/08/2025 1,000 977
4.38%, 02/15/2028 315 313
Kreditanstalt fuer Wiederaufbau
0.00%, 06/29/2037
(g)
250 144
0.38%, 07/18/2025 315 290
0.50%, 09/20/2024 925 874
0.63%, 01/22/2026 905 825
1.00%, 10/01/2026 90 81
1.25%, 01/31/2025 625 591
2.00%, 05/02/2025 300 286
2.50%, 11/20/2024 500 484
2.88%, 04/03/2028 600 573
3.00%, 05/20/2027 630 606

Schedule of Investments
Bond Market Index Fund
May 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal Amount
(000’s) Value (000’s)
Banks (continued)
Kreditanstalt fuer Wiederaufbau   (continued)
3.13%, 06/10/2025 $ 705 $ 686
3.63%, 04/01/2026 480 473
3.75%, 02/15/2028 510 506
3.88%, 06/15/2028
(f)
380 379
Landwirtschaftliche Rentenbank
0.88%, 03/30/2026 575 524
1.75%, 07/27/2026 200 186
2.00%, 01/13/2025 400 383
2.38%, 06/10/2025 230 220
3.88%, 09/28/2027
(d)
320 319
Lloyds Banking Group PLC
3.57%, 11/07/2028
(e)
200 183
3 Month USD LIBOR + 1.21%
3.87%, 07/09/2025
(e)
210 205
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%
4.34%, 01/09/2048 400 298
4.58%, 12/10/2025 575 549
4.65%, 03/24/2026 675 645
4.98%, 08/11/2033
(e)
200 189
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%
5.30%, 12/01/2045 300 259
5.87%, 03/06/2029
(e)
200 202
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
Mitsubishi UFJ Financial Group Inc
0.95%, 07/19/2025
(e)
800 755
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.55%
1.41%, 07/17/2025 200 183
1.54%, 07/20/2027
(e)
800 708
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.75%
1.64%, 10/13/2027
(e)
200 176
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.67%
2.19%, 02/25/2025 200 189
2.56%, 02/25/2030 600 513
2.80%, 07/18/2024 200 194
3.20%, 07/18/2029 200 178
3.75%, 07/18/2039 200 168
4.08%, 04/19/2028
(e)
600 573
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.30%
4.32%, 04/19/2033
(e)
200 186
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.55%
4.79%, 07/18/2025
(e)
750 742
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
5.13%, 07/20/2033
(e)
700 692
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.13%
5.35%, 09/13/2028
(e)
255 255
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
5.41%, 04/19/2034
(e)
320 321
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.97%
Mizuho Financial Group Inc
2.20%, 07/10/2031
(e)
200 162
Secured Overnight Financing Rate + 1.77%
2.23%, 05/25/2026
(d),(e)
700 653
3 Month USD LIBOR + 0.83%
BONDS (continued)
Principal Amount
(000’s) Value (000’s)
Banks (continued)
Mizuho Financial Group Inc   (continued)
2.84%, 07/16/2025
(e)
$ 400 $ 386
Secured Overnight Financing Rate + 1.24%
3.15%, 07/16/2030
(e)
700 613
CME Term Secured Overnight Financing
Rate 3 Month + 1.39%
5.41%, 09/13/2028
(e)
255 256
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.05%
5.74%, 05/27/2031
(e)
320 325
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.65%
Morgan Stanley
0.99%, 12/10/2026
(e)
80 71
Secured Overnight Financing Rate + 0.72%
1.16%, 10/21/2025
(e)
200 187
Secured Overnight Financing Rate + 0.56%
1.51%, 07/20/2027
(e)
115 102
Secured Overnight Financing Rate + 0.86%
1.59%, 05/04/2027
(e)
155 139
Secured Overnight Financing Rate + 0.88%
1.79%, 02/13/2032
(e)
1,135 883
Secured Overnight Financing Rate + 1.03%
1.93%, 04/28/2032
(e)
95 74
Secured Overnight Financing Rate + 1.02%
2.19%, 04/28/2026
(e)
700 661
Secured Overnight Financing Rate + 1.99%
2.24%, 07/21/2032
(e)
115 92
Secured Overnight Financing Rate + 1.18%
2.48%, 01/21/2028
(e)
40 36
Secured Overnight Financing Rate + 1.00%
2.48%, 09/16/2036
(e)
810 611
Secured Overnight Financing Rate + 1.36%
2.51%, 10/20/2032
(e)
130 106
Secured Overnight Financing Rate + 1.20%
2.70%, 01/22/2031
(e)
175 150
Secured Overnight Financing Rate + 1.14%
2.72%, 07/22/2025
(e)
855 825
Secured Overnight Financing Rate + 1.15%
2.80%, 01/25/2052
(e)
210 135
Secured Overnight Financing Rate + 1.43%
2.94%, 01/21/2033
(e)
90 75
Secured Overnight Financing Rate + 1.29%
3.13%, 07/27/2026 150 141
3.22%, 04/22/2042
(e)
60 45
Secured Overnight Financing Rate + 1.49%
3.59%, 07/22/2028 90 84
3 Month USD LIBOR + 1.34%
3.62%, 04/01/2031
(e)
1,000 904
Secured Overnight Financing Rate + 3.12%
3.63%, 01/20/2027 375 359
3.70%, 10/23/2024 285 279
3.77%, 01/24/2029
(e)
600 562
CME Term Secured Overnight Financing
Rate 3 Month + 1.14%
3.95%, 04/23/2027 1,060 1,008
4.00%, 07/23/2025 25 24
4.21%, 04/20/2028
(e)
135 130
Secured Overnight Financing Rate + 1.61%
4.30%, 01/27/2045 320 277
4.43%, 01/23/2030
(e)
1,000 960
CME Term Secured Overnight Financing
Rate 3 Month + 1.63%
4.68%, 07/17/2026
(e)
765 756
Secured Overnight Financing Rate + 1.67%
4.89%, 07/20/2033
(e)
85 82
Secured Overnight Financing Rate + 2.08%

Schedule of Investments
Bond Market Index Fund
May 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal Amount
(000’s) Value (000’s)
Banks (continued)
Morgan Stanley   (continued)
5.00%, 11/24/2025 $ 675 $ 673
5.05%, 01/28/2027
(e)
240 239
Secured Overnight Financing Rate + 1.30%
5.12%, 02/01/2029
(e)
320 318
Secured Overnight Financing Rate + 1.73%
5.16%, 04/20/2029
(e)
260 259
Secured Overnight Financing Rate + 1.59%
5.25%, 04/21/2034
(e)
425 422
Secured Overnight Financing Rate + 1.87%
5.95%, 01/19/2038
(e)
160 158
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.43%
6.14%, 10/16/2026
(e)
310 317
Secured Overnight Financing Rate + 1.77%
6.30%, 10/18/2028
(e)
310 322
Secured Overnight Financing Rate + 2.24%
6.34%, 10/18/2033
(e)
310 332
Secured Overnight Financing Rate + 2.56%
6.38%, 07/24/2042 200 221
Morgan Stanley Bank NA
4.75%, 04/21/2026 320 319
National Australia Bank Ltd/New York
4.97%, 01/12/2026 320 321
NatWest Group PLC
1.64%, 06/14/2027
(e)
200 177
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
4.89%, 05/18/2029
(e)
700 675
3 Month USD LIBOR + 1.75%
5.08%, 01/27/2030
(e)
400 388
3 Month USD LIBOR + 1.91%
5.85%, 03/02/2027
(e)
200 201
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.35%
Northern Trust Corp
4.00%, 05/10/2027 145 141
Oesterreichische Kontrollbank AG
0.38%, 09/17/2025 305 279
2.88%, 05/23/2025 270 261
3.63%, 09/09/2027 325 320
4.13%, 01/20/2026 155 154
4.25%, 03/01/2028 320 324
PNC Financial Services Group Inc/The
2.20%, 11/01/2024 120 114
2.31%, 04/23/2032
(e)
245 198
Secured Overnight Financing Rate + 0.98%
2.60%, 07/23/2026 610 567
3.45%, 04/23/2029 175 160
4.63%, 06/06/2033
(e)
160 144
Secured Overnight Financing Rate + 1.85%
4.76%, 01/26/2027
(e)
655 647
Secured Overnight Financing Rate + 1.09%
5.35%, 12/02/2028
(e)
410 409
Secured Overnight Financing Rate + 1.62%
Royal Bank of Canada
1.15%, 07/14/2026 60 54
1.20%, 04/27/2026 555 498
1.60%, 01/21/2025 295 278
2.25%, 11/01/2024 1,000 957
3.63%, 05/04/2027 670 639
3.88%, 05/04/2032 145 132
4.90%, 01/12/2028 320 318
4.95%, 04/25/2025 350 348
5.00%, 05/02/2033 350 344
6.00%, 11/01/2027 155 161
BONDS (continued)
Principal Amount
(000’s) Value (000’s)
Banks (continued)
Santander Holdings USA Inc
2.49%, 01/06/2028
(e)
$ 290 $ 253
Secured Overnight Financing Rate + 1.25%
4.26%, 06/09/2025
(e)
600 575
Secured Overnight Financing Rate + 1.38%
Santander UK Group Holdings PLC
1.53%, 08/21/2026
(e)
200 179
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.25%
2.47%, 01/11/2028
(e)
200 176
Secured Overnight Financing Rate + 1.22%
2.90%, 03/15/2032
(e)
600 489
Secured Overnight Financing Rate + 1.48%
State Street Corp
2.20%, 02/07/2028
(e)
65 59
Secured Overnight Financing Rate + 0.73%
2.20%, 03/03/2031 60 49
2.35%, 11/01/2025
(e)
110 105
Secured Overnight Financing Rate + 0.94%
3.30%, 12/16/2024 75 73
4.42%, 05/13/2033
(e)
135 129
Secured Overnight Financing Rate + 1.61%
4.82%, 01/26/2034
(e)
245 239
Secured Overnight Financing Rate + 1.57%
5.10%, 05/18/2026
(e)
160 160
Secured Overnight Financing Rate + 1.13%
5.75%, 11/04/2026
(e)
495 501
Secured Overnight Financing Rate + 1.35%
Sumitomo Mitsui Financial Group Inc
1.47%, 07/08/2025 400 368
1.90%, 09/17/2028 200 170
2.13%, 07/08/2030 200 164
2.14%, 09/23/2030 150 120
2.35%, 01/15/2025 200 189
2.93%, 09/17/2041 60 42
3.01%, 10/19/2026 75 70
3.04%, 07/16/2029 200 176
3.36%, 07/12/2027 400 377
3.45%, 01/11/2027 165 156
5.46%, 01/13/2026 820 823
5.52%, 01/13/2028 410 417
5.77%, 01/13/2033 400 418
Toronto-Dominion Bank/The
0.70%, 09/10/2024 60 56
1.15%, 06/12/2025 825 760
1.20%, 06/03/2026 260 232
1.95%, 01/12/2027 125 112
2.00%, 09/10/2031 60 47
3.20%, 03/10/2032 65 56
3.77%, 06/06/2025 30 29
4.11%, 06/08/2027 30 29
4.29%, 09/13/2024 350 345
4.46%, 06/08/2032 70 66
4.69%, 09/15/2027 655 643
5.10%, 01/09/2026 160 160
Truist Bank
2.25%, 03/11/2030 1,000 795
3.80%, 10/30/2026 250 228
Truist Financial Corp
1.20%, 08/05/2025 60 54
1.27%, 03/02/2027
(e)
195 173
Secured Overnight Financing Rate + 0.61%
1.89%, 06/07/2029
(e)
130 108
Secured Overnight Financing Rate + 0.86%
1.95%, 06/05/2030 60 48
4.00%, 05/01/2025 75 72
4.12%, 06/06/2028
(e)
290 274
Secured Overnight Financing Rate + 1.37%

Schedule of Investments
Bond Market Index Fund
May 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal Amount
(000’s) Value (000’s)
Banks (continued)
Truist Financial Corp   (continued)
4.87%, 01/26/2029
(e)
$ 160 $ 155
Secured Overnight Financing Rate + 1.44%
4.92%, 07/28/2033
(e)
700 632
Secured Overnight Financing Rate + 2.24%
5.12%, 01/26/2034
(e)
160 153
Secured Overnight Financing Rate + 1.85%
5.90%, 10/28/2026
(e)
155 154
Secured Overnight Financing Rate + 1.63%
US Bancorp
1.38%, 07/22/2030 110 84
2.22%, 01/27/2028
(e)
275 245
Secured Overnight Financing Rate + 0.73%
2.40%, 07/30/2024 190 183
2.49%, 11/03/2036
(e)
170 126
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
4.55%, 07/22/2028
(e)
1,000 961
Secured Overnight Financing Rate + 1.66%
4.65%, 02/01/2029
(d),(e)
285 275
Secured Overnight Financing Rate + 1.23%
4.84%, 02/01/2034
(e)
285 267
Secured Overnight Financing Rate + 1.60%
5.73%, 10/21/2026
(e)
155 154
Secured Overnight Financing Rate + 1.43%
5.85%, 10/21/2033
(e)
155 156
Secured Overnight Financing Rate + 2.09%
Wells Fargo & Co
2.16%, 02/11/2026
(e)
175 165
CME Term Secured Overnight Financing
Rate 3 Month + 1.01%
2.19%, 04/30/2026
(e)
1,185 1,115
Secured Overnight Financing Rate + 2.00%
2.39%, 06/02/2028
(e)
220 197
Secured Overnight Financing Rate + 2.10%
2.41%, 10/30/2025
(e)
700 669
CME Term Secured Overnight Financing
Rate 3 Month + 1.09%
2.57%, 02/11/2031
(e)
700 591
Secured Overnight Financing Rate + 1.26%
3.00%, 10/23/2026 1,000 933
3.07%, 04/30/2041
(e)
485 352
Secured Overnight Financing Rate + 2.53%
3.35%, 03/02/2033
(e)
755 649
Secured Overnight Financing Rate + 1.50%
3.53%, 03/24/2028
(e)
160 150
Secured Overnight Financing Rate + 1.51%
3.55%, 09/29/2025 75 72
3.58%, 05/22/2028
(e)
375 352
CME Term Secured Overnight Financing
Rate 3 Month + 1.57%
3.91%, 04/25/2026
(e)
235 229
Secured Overnight Financing Rate + 1.32%
4.40%, 06/14/2046 110 89
4.61%, 04/25/2053
(e)
955 824
Secured Overnight Financing Rate + 2.13%
4.65%, 11/04/2044 600 509
4.75%, 12/07/2046 250 211
4.81%, 07/25/2028
(e)
65 64
Secured Overnight Financing Rate + 1.98%
4.90%, 07/25/2033
(e)
735 709
Secured Overnight Financing Rate + 2.10%
4.90%, 11/17/2045 75 65
5.01%, 04/04/2051
(e)
440 403
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
5.38%, 11/02/2043 185 174
BONDS (continued)
Principal Amount
(000’s) Value (000’s)
Banks (continued)
Wells Fargo & Co   (continued)
5.39%, 04/24/2034
(e)
$ 825 $ 826
Secured Overnight Financing Rate + 2.02%
Westpac Banking Corp
1.15%, 06/03/2026 60 54
1.95%, 11/20/2028 60 52
2.15%, 06/03/2031 60 50
2.35%, 02/19/2025 150 144
2.89%, 02/04/2030
(e)
855 797
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.35%
3.02%, 11/18/2036
(e)
405 311
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.53%
3.13%, 11/18/2041 60 41
3.74%, 08/26/2025
(d)
120 117
4.04%, 08/26/2027 120 117
4.11%, 07/24/2034
(e)
555 491
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
5.46%, 11/18/2027 265 273
$ 148,597
Beverages - 0 .62%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev
Worldwide Inc
3.65%, 02/01/2026 250 243
4.70%, 02/01/2036 250 245
4.90%, 02/01/2046 720 684
Anheuser-Busch InBev Finance Inc
4.63%, 02/01/2044 75 70
Anheuser-Busch InBev Worldwide Inc
3.50%, 06/01/2030 130 122
4.35%, 06/01/2040 440 404
4.60%, 04/15/2048 26 24
4.75%, 01/23/2029 250 252
4.90%, 01/23/2031 600 619
4.95%, 01/15/2042 725 706
5.45%, 01/23/2039 750 779
5.55%, 01/23/2049 470 492
5.80%, 01/23/2059 550 594
8.20%, 01/15/2039 60 78
Coca-Cola Co/The
1.00%, 03/15/2028 265 229
1.45%, 06/01/2027 500 454
1.50%, 03/05/2028 60 53
1.75%, 09/06/2024 140 135
2.25%, 01/05/2032
(d)
60 51
2.50%, 06/01/2040 140 105
2.50%, 03/15/2051 1,015 681
2.60%, 06/01/2050 140 97
2.88%, 05/05/2041 60 47
3.00%, 03/05/2051 90 67
Constellation Brands Inc
2.25%, 08/01/2031 1,040 849
3.15%, 08/01/2029 90 81
3.60%, 02/15/2028 700 660
4.35%, 05/09/2027 160 157
4.65%, 11/15/2028 700 692
4.90%, 05/01/2033 80 79
Diageo Capital PLC
2.13%, 10/24/2024 200 192
2.38%, 10/24/2029 200 175
5.30%, 10/24/2027 310 319
Keurig Dr Pepper Inc
2.25%, 03/15/2031 60 50
3.35%, 03/15/2051 60 42
3.40%, 11/15/2025 750 723
3.95%, 04/15/2029 735 702

Schedule of Investments
Bond Market Index Fund
May 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal Amount
(000’s) Value (000’s)
Beverages (continued)
Keurig Dr Pepper Inc   (continued)
4.05%, 04/15/2032 $ 745 $ 694
4.42%, 05/25/2025 18 18
4.50%, 04/15/2052 85 73
Molson Coors Beverage Co
3.00%, 07/15/2026 105 99
4.20%, 07/15/2046 250 202
PepsiCo Inc
1.40%, 02/25/2031 130 105
1.95%, 10/21/2031 370 308
2.63%, 10/21/2041 725 544
2.75%, 10/21/2051 225 160
2.85%, 02/24/2026 90 87
2.88%, 10/15/2049 145 107
3.00%, 10/15/2027 600 571
3.60%, 02/18/2028 70 68
3.90%, 07/18/2032 400 387
4.45%, 05/15/2028 250 252
4.45%, 02/15/2033
(d)
150 152
$ 15,779
Biotechnology - 0 .36%
Amgen Inc
1.65%, 08/15/2028 125 108
2.00%, 01/15/2032 120 95
2.45%, 02/21/2030 155 133
2.60%, 08/19/2026 700 653
2.77%, 09/01/2053 510 311
3.00%, 02/22/2029 200 182
3.00%, 01/15/2052 120 78
3.15%, 02/21/2040 155 117
3.38%, 02/21/2050 545 389
4.20%, 03/01/2033 80 75
4.20%, 02/22/2052 200 163
4.40%, 05/01/2045 760 644
4.66%, 06/15/2051 410 361
4.88%, 03/01/2053 80 72
5.15%, 03/02/2028 280 282
5.15%, 11/15/2041 113 107
5.25%, 03/02/2025 700 702
5.25%, 03/02/2030 135 136
5.25%, 03/02/2033 160 161
5.60%, 03/02/2043 320 317
5.65%, 03/02/2053 320 320
5.75%, 03/02/2063 240 239
Biogen Inc
4.05%, 09/15/2025 160 156
5.20%, 09/15/2045 30 29
Gilead Sciences Inc
1.65%, 10/01/2030 150 123
2.60%, 10/01/2040 775 554
2.80%, 10/01/2050 150 100
2.95%, 03/01/2027 240 227
3.50%, 02/01/2025 75 73
3.65%, 03/01/2026 190 184
4.15%, 03/01/2047 25 21
4.50%, 02/01/2045 500 452
4.75%, 03/01/2046 580 543
Regeneron Pharmaceuticals Inc
1.75%, 09/15/2030 160 129
Royalty Pharma PLC
1.75%, 09/02/2027 655 565
2.20%, 09/02/2030 155 125
3.30%, 09/02/2040 155 109
$ 9,035
BONDS (continued)
Principal Amount
(000’s) Value (000’s)
Building Materials - 0 .11%
Carrier Global Corp
2.24%, 02/15/2025 $ 847 $ 803
2.49%, 02/15/2027 35 32
2.72%, 02/15/2030 1,010 870
3.38%, 04/05/2040 155 117
3.58%, 04/05/2050 155 111
Johnson Controls International plc
5.13%, 09/14/2045 47 44
Johnson Controls International plc / Tyco Fire &
Security Finance SCA
2.00%, 09/16/2031 120 97
Martin Marietta Materials Inc
2.50%, 03/15/2030 155 131
3.20%, 07/15/2051 60 41
Masco Corp
1.50%, 02/15/2028 60 51
Owens Corning
4.30%, 07/15/2047 150 123
Trane Technologies Luxembourg Finance SA
3.80%, 03/21/2029 90 85
Vulcan Materials Co
3.50%, 06/01/2030 295 266
$ 2,771
Chemicals - 0 .29%
Air Products and Chemicals Inc
2.80%, 05/15/2050 300 211
4.80%, 03/03/2033 160 163
Celanese US Holdings LLC
6.05%, 03/15/2025 135 136
6.17%, 07/15/2027 135 136
6.38%, 07/15/2032
(d)
135 136
Dow Chemical Co/The
2.10%, 11/15/2030 160 133
3.60%, 11/15/2050 160 117
4.38%, 11/15/2042 700 587
4.63%, 10/01/2044 270 232
4.80%, 11/30/2028 90 89
4.80%, 05/15/2049 340 291
DuPont de Nemours Inc
4.73%, 11/15/2028 700 696
5.32%, 11/15/2038 145 143
5.42%, 11/15/2048 185 181
Eastman Chemical Co
4.65%, 10/15/2044 75 62
Ecolab Inc
1.30%, 01/30/2031 150 118
1.65%, 02/01/2027 105 95
2.13%, 08/15/2050 150 88
2.75%, 08/18/2055 700 436
4.80%, 03/24/2030 620 626
EIDP Inc
1.70%, 07/15/2025 60 56
Linde Inc/CT
1.10%, 08/10/2030 160 127
LYB International Finance III LLC
1.25%, 10/01/2025 64 58
2.25%, 10/01/2030 130 106
3.63%, 04/01/2051 130 89
4.20%, 10/15/2049 160 119
5.63%, 05/15/2033 160 160
Mosaic Co/The
5.63%, 11/15/2043 25 23
Nutrien Ltd
3.00%, 04/01/2025 150 143
4.20%, 04/01/2029 400 381
5.00%, 04/01/2049 280 249
5.80%, 03/27/2053 160 158
5.95%, 11/07/2025 155 158

Schedule of Investments
Bond Market Index Fund
May 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal Amount
(000’s) Value (000’s)
Chemicals (continued)
PPG Industries Inc
1.20%, 03/15/2026 $ 60 $ 54
Sherwin-Williams Co/The
2.20%, 03/15/2032 250 201
3.30%, 05/15/2050 90 62
4.50%, 06/01/2047 390 333
Westlake Corp
3.13%, 08/15/2051 60 37
3.60%, 08/15/2026 110 105
$ 7,295
Coal - 0 .00%
Teck Resources Ltd
3.90%, 07/15/2030 115 105
Commercial Mortgage Backed Securities - 0 .18%
Citigroup Commercial Mortgage Trust 2013-GC15
4.37%, 09/10/2046
(h)
167 166
COMM 2012-CCRE4 Mortgage Trust
3.25%, 10/15/2045 500 445
COMM 2015-PC1 Mortgage Trust
3.90%, 07/10/2050 885 849
Fannie Mae-Aces
2.99%, 12/25/2027
(h)
704 664
Freddie Mac Multifamily Structured Pass Through
Certificates
3.17%, 10/25/2024 1,000 972
3.21%, 03/25/2025 1,248 1,210
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C21
3.15%, 03/15/2048 168 163
$ 4,469
Commercial Services - 0 .21%
American University/The
3.67%, 04/01/2049 35 28
Automatic Data Processing Inc
1.70%, 05/15/2028 60 53
California Institute of Technology
4.32%, 08/01/2045 50 46
Global Payments Inc
1.20%, 03/01/2026 645 575
1.50%, 11/15/2024 665 626
2.65%, 02/15/2025 740 705
3.20%, 08/15/2029 140 122
4.15%, 08/15/2049 70 51
Massachusetts Institute of Technology
3.96%, 07/01/2038 185 172
4.68%, 07/01/2114 100 92
Moody's Corp
4.25%, 08/08/2032 65 62
5.25%, 07/15/2044 90 88
PayPal Holdings Inc
2.40%, 10/01/2024 1,145 1,105
2.85%, 10/01/2029 755 672
3.90%, 06/01/2027 65 64
4.40%, 06/01/2032
(d)
65 63
S&P Global Inc
1.25%, 08/15/2030 160 127
2.30%, 08/15/2060 600 336
2.45%, 03/01/2027 100 93
2.50%, 12/01/2029 55 48
3.25%, 12/01/2049 55 41
3.70%, 03/01/2052 100 81
University of Southern California
5.25%, 10/01/2111 20 20
$ 5,270
BONDS (continued)
Principal Amount
(000’s) Value (000’s)
Computers - 0 .65%
Apple Inc
0.70%, 02/08/2026 $ 275 $ 250
1.13%, 05/11/2025 300 281
1.20%, 02/08/2028 785 688
1.25%, 08/20/2030 600 492
1.40%, 08/05/2028 60 52
1.65%, 05/11/2030 150 128
1.65%, 02/08/2031 140 117
1.70%, 08/05/2031 115 96
2.38%, 02/08/2041 1,140 837
2.40%, 08/20/2050 210 138
2.55%, 08/20/2060 105 68
2.65%, 05/11/2050 700 482
2.65%, 02/08/2051 140 96
2.70%, 08/05/2051 85 59
2.80%, 02/08/2061 850 561
2.90%, 09/12/2027 300 285
2.95%, 09/11/2049 140 103
3.00%, 06/20/2027 500 480
3.20%, 05/11/2027 110 106
3.25%, 02/23/2026 500 486
3.25%, 08/08/2029 65 62
3.35%, 02/09/2027 125 122
3.35%, 08/08/2032 465 437
3.75%, 11/13/2047 195 167
3.85%, 05/04/2043 200 178
3.95%, 08/08/2052 465 406
4.30%, 05/10/2033
(d)
320 321
4.38%, 05/13/2045 80 76
4.65%, 02/23/2046 170 169
4.85%, 05/10/2053 320 322
Dell International LLC / EMC Corp
3.38%, 12/15/2041
(i)
310 214
3.45%, 12/15/2051
(i)
680 438
4.00%, 07/15/2024 300 295
5.25%, 02/01/2028 160 161
5.30%, 10/01/2029 300 299
6.02%, 06/15/2026 1,300 1,331
8.35%, 07/15/2046 26 31
Hewlett Packard Enterprise Co
4.90%, 10/15/2025 200 199
6.20%, 10/15/2035 75 79
6.35%, 10/15/2045 340 347
HP Inc
1.45%, 06/17/2026 660 594
3.00%, 06/17/2027 140 129
4.75%, 01/15/2028 495 488
6.00%, 09/15/2041 355 354
International Business Machines Corp
2.20%, 02/09/2027 575 528
3.30%, 05/15/2026 500 480
3.50%, 05/15/2029 160 149
4.00%, 07/27/2025 100 99
4.00%, 06/20/2042 830 693
4.15%, 05/15/2039 195 171
4.25%, 05/15/2049 600 504
4.40%, 07/27/2032
(d)
100 96
4.50%, 02/06/2028 370 366
4.70%, 02/19/2046 145 129
5.10%, 02/06/2053 160 151
NetApp Inc
2.38%, 06/22/2027 155 142
$ 16,532
Consumer Products - 0 .01%
Church & Dwight Co Inc
3.95%, 08/01/2047 200 162

Schedule of Investments
Bond Market Index Fund
May 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal Amount
(000’s) Value (000’s)
Cosmetics & Personal Care - 0 .27%
Colgate-Palmolive Co
3.10%, 08/15/2025 $ 65 $ 63
3.25%, 08/15/2032 65 60
4.60%, 03/01/2028 160 163
Estee Lauder Cos Inc/The
1.95%, 03/15/2031 160 133
Haleon UK Capital PLC
3.13%, 03/24/2025 1,900 1,827
Haleon US Capital LLC
3.38%, 03/24/2027 250 236
3.63%, 03/24/2032 250 225
Kenvue Inc
4.90%, 03/22/2033
(i)
160 163
5.05%, 03/22/2028
(i)
160 163
5.05%, 03/22/2053
(i)
160 161
5.10%, 03/22/2043
(i)
160 161
5.50%, 03/22/2025
(i)
160 162
Procter & Gamble Co/The
0.55%, 10/29/2025 180 165
1.20%, 10/29/2030 280 227
1.90%, 02/01/2027 540 500
2.30%, 02/01/2032 40 35
3.55%, 03/25/2040 885 774
3.95%, 01/26/2028 160 159
Unilever Capital Corp
1.38%, 09/14/2030 150 121
1.75%, 08/12/2031 680 552
2.90%, 05/05/2027 850 805
$ 6,855
Diversified Financial Services - 1 .05%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
1.65%, 10/29/2024 1,205 1,131
1.75%, 10/29/2024 150 141
1.75%, 01/30/2026 150 134
2.45%, 10/29/2026 150 134
2.88%, 08/14/2024 225 216
3.00%, 10/29/2028 600 520
3.30%, 01/30/2032 750 610
3.40%, 10/29/2033 150 119
6.50%, 07/15/2025 1,000 1,007
Air Lease Corp
1.88%, 08/15/2026 350 309
2.10%, 09/01/2028 585 483
2.30%, 02/01/2025 585 552
2.88%, 01/15/2026 700 651
2.88%, 01/15/2032 65 52
3.38%, 07/01/2025 700 664
Ally Financial Inc
2.20%, 11/02/2028 60 48
4.75%, 06/09/2027 160 149
8.00%, 11/01/2031 420 438
American Express Co
1.65%, 11/04/2026 310 278
2.25%, 03/04/2025 65 62
2.50%, 07/30/2024 220 213
3.30%, 05/03/2027 500 472
4.05%, 05/03/2029 100 96
4.05%, 12/03/2042 440 381
4.42%, 08/03/2033
(e)
350 331
Secured Overnight Financing Rate + 1.76%
4.99%, 05/01/2026
(e)
270 269
Secured Overnight Financing Rate + 1.00%
BlackRock Inc
2.10%, 02/25/2032 295 240
2.40%, 04/30/2030 700 609
BONDS (continued)
Principal Amount
(000’s) Value (000’s)
Diversified Financial Services (continued)
Brookfield Finance Inc
2.72%, 04/15/2031 $ 60 $ 49
3.50%, 03/30/2051 150 98
3.90%, 01/25/2028 700 654
Capital One Financial Corp
1.88%, 11/02/2027
(e)
390 337
Secured Overnight Financing Rate + 0.86%
2.36%, 07/29/2032
(e)
510 363
Secured Overnight Financing Rate + 1.34%
3.20%, 02/05/2025 60 57
3.30%, 10/30/2024 775 747
4.93%, 05/10/2028
(e)
245 235
Secured Overnight Financing Rate + 2.06%
4.99%, 07/24/2026
(e)
1,250 1,223
Secured Overnight Financing Rate + 2.16%
5.82%, 02/01/2034
(e)
160 155
Secured Overnight Financing Rate + 2.60%
Charles Schwab Corp/The
0.90%, 03/11/2026 800 702
1.15%, 05/13/2026 60 53
1.65%, 03/11/2031 400 302
1.95%, 12/01/2031 540 410
2.00%, 03/20/2028 115 99
3.00%, 03/10/2025 500 477
5.64%, 05/19/2029
(e)
160 160
Secured Overnight Financing Rate + 2.21%
CME Group Inc
5.30%, 09/15/2043 200 206
Discover Financial Services
4.10%, 02/09/2027 75 70
Intercontinental Exchange Inc
1.85%, 09/15/2032 120 93
2.10%, 06/15/2030 850 713
2.65%, 09/15/2040 160 113
3.00%, 09/15/2060 160 101
3.75%, 12/01/2025 75 73
3.75%, 09/21/2028 700 667
4.00%, 09/15/2027 135 132
4.25%, 09/21/2048 250 213
4.60%, 03/15/2033 805 784
4.95%, 06/15/2052 65 61
Jefferies Financial Group Inc
2.63%, 10/15/2031 200 156
Legg Mason Inc
5.63%, 01/15/2044 25 24
Mastercard Inc
2.00%, 03/03/2025 130 124
2.00%, 11/18/2031 190 159
2.95%, 03/15/2051 60 44
3.35%, 03/26/2030 875 820
3.85%, 03/26/2050 125 106
4.88%, 03/09/2028 160 164
Nasdaq Inc
2.50%, 12/21/2040 55 36
Nomura Holdings Inc
1.85%, 07/16/2025 1,015 933
2.33%, 01/22/2027 200 178
2.65%, 01/16/2025 600 569
2.68%, 07/16/2030 915 753
5.84%, 01/18/2028
(d)
320 324
Synchrony Financial
3.95%, 12/01/2027 720 622
4.25%, 08/15/2024 290 275
4.50%, 07/23/2025 275 256
Visa Inc
1.10%, 02/15/2031 160 127
1.90%, 04/15/2027 80 74
2.00%, 08/15/2050 160 98

Schedule of Investments
Bond Market Index Fund
May 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal Amount
(000’s) Value (000’s)
Diversified Financial Services (continued)
Visa Inc   (continued)
2.70%, 04/15/2040 $ 155 $ 119
2.75%, 09/15/2027 200 189
4.15%, 12/14/2035 500 482
4.30%, 12/14/2045 200 186
$ 26,474
Electric - 1 .91%
AEP Texas Inc
2.10%, 07/01/2030 160 131
3.45%, 01/15/2050 50 36
3.45%, 05/15/2051 60 42
4.70%, 05/15/2032 105 101
5.25%, 05/15/2052 105 99
AEP Transmission Co LLC
2.75%, 08/15/2051 60 38
4.50%, 06/15/2052 70 62
5.40%, 03/15/2053 160 163
AES Corp/The
2.45%, 01/15/2031 60 48
Alabama Power Co
1.45%, 09/15/2030 155 123
3.13%, 07/15/2051 60 41
Ameren Corp
1.75%, 03/15/2028 60 52
Ameren Illinois Co
1.55%, 11/15/2030 65 52
3.25%, 03/15/2050 75 54
3.85%, 09/01/2032 355 329
4.15%, 03/15/2046 1,000 831
American Electric Power Co Inc
1.00%, 11/01/2025 15 14
2.30%, 03/01/2030 155 129
5.63%, 03/01/2033 160 163
Arizona Public Service Co
2.60%, 08/15/2029 90 78
2.65%, 09/15/2050 150 91
Baltimore Gas and Electric Co
2.25%, 06/15/2031 60 50
4.55%, 06/01/2052 20 18
Berkshire Hathaway Energy Co
1.65%, 05/15/2031 365 290
2.85%, 05/15/2051 85 56
3.80%, 07/15/2048 650 510
4.60%, 05/01/2053 65 58
5.15%, 11/15/2043 200 192
5.95%, 05/15/2037 600 635
CenterPoint Energy Houston Electric LLC
3.35%, 04/01/2051 60 45
4.85%, 10/01/2052 565 531
4.95%, 04/01/2033 160 161
CenterPoint Energy Inc
1.45%, 06/01/2026 60 54
2.95%, 03/01/2030 100 87
3.70%, 09/01/2049 60 44
CMS Energy Corp
3.75%, 12/01/2050
(e)
60 45
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
Commonwealth Edison Co
3.00%, 03/01/2050 715 490
3.13%, 03/15/2051 420 292
4.00%, 03/01/2048 750 622
4.70%, 01/15/2044 150 138
5.30%, 02/01/2053 160 160
Connecticut Light and Power Co/The
0.75%, 12/01/2025 60 54
2.05%, 07/01/2031 60 49
3.20%, 03/15/2027 140 133
BONDS (continued)
Principal Amount
(000’s) Value (000’s)
Electric (continued)
Consolidated Edison Co of New York Inc
2.40%, 06/15/2031 $ 55 $ 46
3.00%, 12/01/2060 65 40
3.70%, 11/15/2059 80 57
3.88%, 06/15/2047 300 234
4.30%, 12/01/2056 500 398
4.45%, 03/15/2044 250 217
5.20%, 03/01/2033 160 162
6.15%, 11/15/2052 155 167
6.30%, 08/15/2037 370 402
6.75%, 04/01/2038 160 181
Consumers Energy Co
2.50%, 05/01/2060 91 52
4.20%, 09/01/2052 665 566
Dominion Energy Inc
1.45%, 04/15/2026 760 686
3.30%, 04/15/2041 60 44
3.38%, 04/01/2030 315 282
4.90%, 08/01/2041 360 319
5.38%, 11/15/2032 410 411
5.95%, 06/15/2035 200 208
DTE Electric Co
1.90%, 04/01/2028 40 35
3.70%, 03/15/2045 200 159
4.05%, 05/15/2048 540 449
5.40%, 04/01/2053 160 163
DTE Energy Co
1.05%, 06/01/2025 80 74
4.88%, 06/01/2028 425 420
Duke Energy Carolinas LLC
4.00%, 09/30/2042 145 120
5.30%, 02/15/2040 125 126
5.35%, 01/15/2053 160 160
6.00%, 01/15/2038 520 554
6.05%, 04/15/2038 460 492
Duke Energy Corp
0.90%, 09/15/2025 150 137
2.65%, 09/01/2026 90 84
3.15%, 08/15/2027 90 84
3.30%, 06/15/2041 60 44
3.50%, 06/15/2051 60 42
3.95%, 08/15/2047 150 115
4.20%, 06/15/2049 150 119
4.30%, 03/15/2028 1,000 967
4.50%, 08/15/2032 665 629
4.80%, 12/15/2045 230 205
5.00%, 08/15/2052 65 58
Duke Energy Florida LLC
1.75%, 06/15/2030 155 127
2.50%, 12/01/2029 255 223
3.40%, 10/01/2046 200 148
5.95%, 11/15/2052 155 168
Duke Energy Indiana LLC
2.75%, 04/01/2050 155 99
5.40%, 04/01/2053 160 159
Duke Energy Ohio Inc
2.13%, 06/01/2030 155 129
Duke Energy Progress LLC
2.50%, 08/15/2050 160 98
4.10%, 03/15/2043 700 589
Emera US Finance LP
4.75%, 06/15/2046 75 60
Entergy Arkansas LLC
2.65%, 06/15/2051 45 28
4.20%, 04/01/2049 600 498
5.15%, 01/15/2033 160 162

Schedule of Investments
Bond Market Index Fund
May 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal Amount
(000’s) Value (000’s)
Electric (continued)
Entergy Corp
1.90%, 06/15/2028 $ 35 $ 30
2.40%, 06/15/2031 60 49
Entergy Louisiana LLC
2.90%, 03/15/2051 35 23
3.10%, 06/15/2041 60 45
3.12%, 09/01/2027 200 186
4.75%, 09/15/2052 415 377
Entergy Texas Inc
1.75%, 03/15/2031 150 119
4.00%, 03/30/2029 170 162
Evergy Inc
2.45%, 09/15/2024 140 134
Evergy Kansas Central Inc
5.70%, 03/15/2053 160 162
Evergy Metro Inc
2.25%, 06/01/2030 155 130
Eversource Energy
0.80%, 08/15/2025 160 145
1.65%, 08/15/2030 160 128
4.25%, 04/01/2029 700 675
5.13%, 05/15/2033 160 158
Exelon Corp
3.35%, 03/15/2032 65 57
4.95%, 06/15/2035 320 309
Florida Power & Light Co
2.45%, 02/03/2032 65 54
2.88%, 12/04/2051 65 44
3.70%, 12/01/2047 70 56
4.05%, 10/01/2044 145 123
4.13%, 02/01/2042 600 522
4.40%, 05/15/2028 160 159
4.80%, 05/15/2033 120 120
5.10%, 04/01/2033 160 164
5.65%, 02/01/2037 250 262
Georgia Power Co
2.20%, 09/15/2024 140 134
3.25%, 03/30/2027 400 379
4.30%, 03/15/2042 460 392
4.65%, 05/16/2028 160 158
4.70%, 05/15/2032 65 63
Interstate Power and Light Co
2.30%, 06/01/2030 40 33
Kentucky Utilities Co
3.30%, 06/01/2050 205 144
MidAmerican Energy Co
3.15%, 04/15/2050 145 103
4.25%, 07/15/2049 470 404
Mississippi Power Co
4.25%, 03/15/2042 30 25
National Rural Utilities Cooperative Finance Corp
1.00%, 06/15/2026 60 54
2.85%, 01/27/2025 100 97
4.15%, 12/15/2032 765 716
4.80%, 03/15/2028 365 366
Nevada Power Co
2.40%, 05/01/2030 200 172
NextEra Energy Capital Holdings Inc
1.88%, 01/15/2027 700 629
1.90%, 06/15/2028 45 39
2.25%, 06/01/2030 250 208
2.44%, 01/15/2032 990 805
2.75%, 11/01/2029 545 478
3.55%, 05/01/2027 700 663
4.20%, 06/20/2024 570 562
4.90%, 02/28/2028 160 159
5.00%, 07/15/2032 70 69
5.25%, 02/28/2053 160 151
BONDS (continued)
Principal Amount
(000’s) Value (000’s)
Electric (continued)
Northern States Power Co/MN
2.25%, 04/01/2031 $ 60 $ 51
2.60%, 06/01/2051 155 99
2.90%, 03/01/2050 70 48
5.10%, 05/15/2053 160 156
5.35%, 11/01/2039 30 30
NSTAR Electric Co
4.55%, 06/01/2052 65 58
4.95%, 09/15/2052 565 543
Ohio Power Co
1.63%, 01/15/2031 265 210
Oncor Electric Delivery Co LLC
0.55%, 10/01/2025 150 136
3.10%, 09/15/2049 195 138
4.15%, 06/01/2032 65 62
4.30%, 05/15/2028
(i)
570 563
4.55%, 09/15/2032 390 382
4.60%, 06/01/2052 65 59
Pacific Gas and Electric Co
2.10%, 08/01/2027 605 524
2.50%, 02/01/2031 880 694
3.30%, 08/01/2040 155 104
3.50%, 08/01/2050 850 531
4.20%, 06/01/2041 510 379
4.95%, 06/08/2025 180 177
5.90%, 06/15/2032 60 59
6.75%, 01/15/2053 160 157
PacifiCorp
2.90%, 06/15/2052 60 39
5.35%, 12/01/2053 155 153
5.50%, 05/15/2054 160 162
6.00%, 01/15/2039 310 323
6.25%, 10/15/2037 330 358
PECO Energy Co
2.80%, 06/15/2050 110 72
2.85%, 09/15/2051 150 98
4.38%, 08/15/2052 360 316
4.60%, 05/15/2052 20 18
PPL Electric Utilities Corp
3.00%, 10/01/2049 70 49
3.95%, 06/01/2047 100 83
5.00%, 05/15/2033 160 161
Public Service Co of Colorado
1.88%, 06/15/2031 45 36
2.70%, 01/15/2051 95 62
4.50%, 06/01/2052 525 464
5.25%, 04/01/2053 410 405
Public Service Co of Oklahoma
5.25%, 01/15/2033 160 161
Public Service Electric and Gas Co
2.05%, 08/01/2050 160 91
3.15%, 01/01/2050 155 111
3.65%, 09/01/2028 200 190
3.80%, 03/01/2046 570 456
4.65%, 03/15/2033 160 158
Public Service Enterprise Group Inc
0.80%, 08/15/2025 320 292
Puget Sound Energy Inc
2.89%, 09/15/2051 170 112
San Diego Gas & Electric Co
1.70%, 10/01/2030 150 121
3.32%, 04/15/2050 155 111
3.70%, 03/15/2052 65 50
4.50%, 08/15/2040 50 46
Sempra Energy
4.00%, 02/01/2048 70 54

Schedule of Investments
Bond Market Index Fund
May 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal Amount
(000’s) Value (000’s)
Electric (continued)
Southern California Edison Co
2.25%, 06/01/2030 $ 155 $ 131
2.85%, 08/01/2029 100 89
3.45%, 02/01/2052 65 46
3.65%, 02/01/2050 640 475
4.00%, 04/01/2047 450 353
4.70%, 06/01/2027 135 134
4.88%, 03/01/2049 380 340
5.30%, 03/01/2028 160 163
5.50%, 03/15/2040 350 340
5.70%, 03/01/2053 160 159
5.85%, 11/01/2027 155 161
5.95%, 02/01/2038 30 31
Southern Co/The
1.75%, 03/15/2028 60 52
3.75%, 09/15/2051
(e)
40 34
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
4.00%, 01/15/2051
(e)
150 140
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.73%
5.15%, 10/06/2025 495 496
5.20%, 06/15/2033 160 158
5.70%, 10/15/2032 665 685
Southern Power Co
0.90%, 01/15/2026 10 9
4.95%, 12/15/2046 35 30
Southwestern Electric Power Co
4.10%, 09/15/2028 1,000 957
Southwestern Public Service Co
4.50%, 08/15/2041 150 132
Tampa Electric Co
3.45%, 03/15/2051 100 71
Tucson Electric Power Co
1.50%, 08/01/2030 105 83
3.25%, 05/01/2051 60 40
Union Electric Co
2.15%, 03/15/2032 60 49
2.63%, 03/15/2051 130 83
5.45%, 03/15/2053 160 161
Virginia Electric and Power Co
2.30%, 11/15/2031 65 53
2.45%, 12/15/2050 145 86
2.95%, 11/15/2051 120 79
3.75%, 05/15/2027 40 39
5.45%, 04/01/2053 310 304
8.88%, 11/15/2038 225 302
WEC Energy Group Inc
1.38%, 10/15/2027 130 112
2.20%, 12/15/2028 60 52
4.75%, 01/09/2026 160 159
5.00%, 09/27/2025 75 75
Wisconsin Electric Power Co
4.75%, 09/30/2032 360 355
Wisconsin Public Service Corp
2.85%, 12/01/2051 65 43
Xcel Energy Inc
1.75%, 03/15/2027 15 13
2.60%, 12/01/2029 140 122
4.60%, 06/01/2032 40 39
$ 48,330
Electrical Components & Equipment - 0 .04%
Emerson Electric Co
0.88%, 10/15/2026 225 200
2.20%, 12/21/2031 820 679
$ 879
BONDS (continued)
Principal Amount
(000’s) Value (000’s)
Electronics - 0 .06%
Agilent Technologies Inc
2.10%, 06/04/2030 $ 155 $ 128
2.30%, 03/12/2031 60 50
Fortive Corp
3.15%, 06/15/2026 100 95
Honeywell International Inc
1.10%, 03/01/2027 60 53
1.35%, 06/01/2025 80 75
1.75%, 09/01/2031 60 49
1.95%, 06/01/2030 450 379
2.80%, 06/01/2050
(d)
155 113
3.81%, 11/21/2047 100 84
4.25%, 01/15/2029 160 158
5.00%, 02/15/2033 150 154
Jabil Inc
1.70%, 04/15/2026 60 54
Tyco Electronics Group SA
7.13%, 10/01/2037 37 43
$ 1,435
Entertainment - 0 .10%
Warnermedia Holdings Inc
3.64%, 03/15/2025 830 803
3.76%, 03/15/2027 130 122
4.05%, 03/15/2029 130 119
4.28%, 03/15/2032 195 170
5.05%, 03/15/2042 830 672
5.14%, 03/15/2052 740 578
5.39%, 03/15/2062 215 167
$ 2,631
Environmental Control - 0 .18%
Republic Services Inc
1.75%, 02/15/2032 635 502
2.30%, 03/01/2030 685 588
2.50%, 08/15/2024 650 629
3.38%, 11/15/2027 385 366
5.00%, 04/01/2034 320 320
Waste Connections Inc
2.20%, 01/15/2032 120 97
4.20%, 01/15/2033 735 693
Waste Management Inc
0.75%, 11/15/2025 210 191
2.00%, 06/01/2029 60 52
2.50%, 11/15/2050 75 47
3.15%, 11/15/2027 790 748
4.15%, 04/15/2032 100 96
4.63%, 02/15/2033 160 158
$ 4,487
Federal & Federally Sponsored Credit - 0 .07%
Federal Farm Credit Banks Funding Corp
0.88%, 11/18/2024 555 524
1.13%, 01/06/2025 220 208
4.25%, 09/26/2024 650 644
4.50%, 11/18/2024 460 458
$ 1,834
Finance - Mortgage Loan/Banker - 0 .50%
Fannie Mae
0.50%, 06/17/2025 710 656
0.50%, 11/07/2025 535 488
0.75%, 10/08/2027 270 237
0.88%, 08/05/2030 710 577
2.13%, 04/24/2026 700 663
2.63%, 09/06/2024 1,000 973
5.63%, 07/15/2037 65 76
6.25%, 05/15/2029 750 842
6.63%, 11/15/2030 230 271
7.13%, 01/15/2030 250 298
7.25%, 05/15/2030 249 301

Schedule of Investments
Bond Market Index Fund
May 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal Amount
(000’s) Value (000’s)
Finance - Mortgage Loan/Banker (continued)
Federal Home Loan Banks
0.38%, 09/04/2025 $ 150 $ 137
1.00%, 12/20/2024 300 283
1.25%, 12/21/2026 450 410
2.75%, 06/28/2024 520 507
3.25%, 11/16/2028 950 922
4.50%, 10/03/2024 1,200 1,193
5.00%, 02/28/2025 475 478
5.50%, 07/15/2036 370 424
Freddie Mac
0.38%, 09/23/2025 2,055 1,875
6.25%, 07/15/2032
(d)
280 330
6.75%, 03/15/2031 543 648
$ 12,589
Food - 0 .31%
Campbell Soup Co
4.15%, 03/15/2028 185 180
Conagra Brands Inc
1.38%, 11/01/2027 100 85
4.60%, 11/01/2025 600 595
4.85%, 11/01/2028 140 138
5.30%, 11/01/2038 85 81
5.40%, 11/01/2048 445 414
General Mills Inc
2.25%, 10/14/2031 775 639
4.00%, 04/17/2025 75 74
4.95%, 03/29/2033 160 160
Hershey Co/The
1.70%, 06/01/2030 155 129
2.65%, 06/01/2050 185 124
J M Smucker Co/The
2.13%, 03/15/2032 60 48
JBS USA LUX SA / JBS USA Food Co / JBS USA
Finance Inc
5.13%, 02/01/2028
(i)
265 255
5.75%, 04/01/2033
(i)
265 247
6.50%, 12/01/2052
(i)
265 240
Kellogg Co
2.10%, 06/01/2030 155 129
Koninklijke Ahold Delhaize NV
5.70%, 10/01/2040 9 9
Kraft Heinz Foods Co
3.00%, 06/01/2026 200 190
4.38%, 06/01/2046 930 782
4.88%, 10/01/2049 200 180
5.00%, 06/04/2042 200 186
5.20%, 07/15/2045 170 160
6.50%, 02/09/2040 200 214
Kroger Co/The
1.70%, 01/15/2031 60 47
3.70%, 08/01/2027 700 674
4.45%, 02/01/2047 345 297
5.15%, 08/01/2043 300 276
5.40%, 07/15/2040 30 29
McCormick & Co Inc/MD
0.90%, 02/15/2026 60 54
1.85%, 02/15/2031 60 48
Mondelez International Inc
1.50%, 02/04/2031 165 130
2.63%, 03/17/2027 65 61
2.63%, 09/04/2050 165 106
Sysco Corp
2.45%, 12/14/2031 115 95
4.85%, 10/01/2045 250 220
Tyson Foods Inc
3.55%, 06/02/2027 75 71
4.55%, 06/02/2047 700 574
$ 7,941
BONDS (continued)
Principal Amount
(000’s) Value (000’s)
Forest Products & Paper - 0 .02%
Fibria Overseas Finance Ltd
5.50%, 01/17/2027 $ 300 $ 301
Georgia-Pacific LLC
7.75%, 11/15/2029 20 23
Suzano Austria GmbH
2.50%, 09/15/2028 75 64
$ 388
Gas - 0 .16%
Atmos Energy Corp
1.50%, 01/15/2031 150 119
3.38%, 09/15/2049 145 107
4.13%, 10/15/2044 140 117
5.75%, 10/15/2052 410 429
CenterPoint Energy Resources Corp
1.75%, 10/01/2030 150 121
4.40%, 07/01/2032
(d)
70 67
5.25%, 03/01/2028 160 163
NiSource Inc
0.95%, 08/15/2025 320 292
2.95%, 09/01/2029 1,000 881
3.60%, 05/01/2030 640 583
4.80%, 02/15/2044 210 189
5.00%, 06/15/2052 135 124
5.25%, 03/30/2028 65 65
5.40%, 06/30/2033
(f)
160 160
5.65%, 02/01/2045 250 250
Southern California Gas Co
2.55%, 02/01/2030 155 134
5.75%, 06/01/2053 160 162
Southern Co Gas Capital Corp
1.75%, 01/15/2031 160 126
3.15%, 09/30/2051 60 40
Washington Gas Light Co
3.65%, 09/15/2049 25 18
$ 4,147
Hand & Machine Tools - 0 .03%
Stanley Black & Decker Inc
2.30%, 02/24/2025 150 143
2.30%, 03/15/2030 700 575
2.75%, 11/15/2050 85 49
$ 767
Healthcare - Products - 0 .36%
Abbott Laboratories
1.15%, 01/30/2028 250 219
4.75%, 11/30/2036 615 619
4.75%, 04/15/2043 300 293
4.90%, 11/30/2046 700 699
Baxter International Inc
1.73%, 04/01/2031 85 66
1.92%, 02/01/2027 770 686
2.27%, 12/01/2028 665 573
2.54%, 02/01/2032 380 307
3.13%, 12/01/2051 260 167
Boston Scientific Corp
1.90%, 06/01/2025 155 147
Danaher Corp
2.60%, 10/01/2050 150 98
DH Europe Finance II Sarl
2.60%, 11/15/2029 150 133
3.25%, 11/15/2039 150 121
GE HealthCare Technologies Inc
5.60%, 11/15/2025
(i)
155 155
5.65%, 11/15/2027
(i)
155 158
5.86%, 03/15/2030
(i)
155 160
5.91%, 11/22/2032
(i)
155 162
6.38%, 11/22/2052
(i)
155 169
Koninklijke Philips NV
5.00%, 03/15/2042 30 28

Schedule of Investments
Bond Market Index Fund
May 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal Amount
(000’s) Value (000’s)
Healthcare - Products (continued)
Medtronic Global Holdings SCA
4.25%, 03/30/2028 $ 160 $ 158
Medtronic Inc
4.38%, 03/15/2035 200 194
4.63%, 03/15/2045 286 275
Revvity Inc
0.85%, 09/15/2024 40 38
1.90%, 09/15/2028 45 38
Stryker Corp
1.95%, 06/15/2030 600 500
3.38%, 11/01/2025 800 771
4.38%, 05/15/2044 25 22
4.63%, 03/15/2046 620 567
Thermo Fisher Scientific Inc
1.22%, 10/18/2024 120 114
2.00%, 10/15/2031 65 53
2.60%, 10/01/2029 145 129
2.80%, 10/15/2041 650 480
4.80%, 11/21/2027 155 158
Zimmer Biomet Holdings Inc
2.60%, 11/24/2031 610 511
$ 8,968
Healthcare - Services - 0 .66%
Advocate Health & Hospitals Corp
3.83%, 08/15/2028 300 288
Aetna Inc
3.88%, 08/15/2047 60 46
6.75%, 12/15/2037 205 223
Baylor Scott & White Holdings
4.19%, 11/15/2045 125 109
Centene Corp
4.63%, 12/15/2029 600 556
Elevance Health Inc
1.50%, 03/15/2026 60 55
2.88%, 09/15/2029 220 197
3.13%, 05/15/2050 75 52
3.60%, 03/15/2051 60 45
4.10%, 03/01/2028 255 248
4.10%, 05/15/2032 785 738
4.65%, 01/15/2043 660 597
4.75%, 02/15/2033 160 157
6.10%, 10/15/2052 155 167
HCA Inc
2.38%, 07/15/2031 60 48
3.38%, 03/15/2029
(i)
135 121
3.50%, 09/01/2030 680 601
3.50%, 07/15/2051 260 175
4.38%, 03/15/2042
(i)
65 53
5.20%, 06/01/2028 160 159
5.25%, 04/15/2025 600 595
5.25%, 06/15/2026 970 963
5.50%, 06/01/2033 160 160
5.50%, 06/15/2047 240 220
5.88%, 02/01/2029 600 610
Humana Inc
1.35%, 02/03/2027 660 579
2.15%, 02/03/2032 60 48
3.13%, 08/15/2029 1,090 975
4.50%, 04/01/2025 155 153
4.95%, 10/01/2044 320 289
5.50%, 03/15/2053 160 157
Laboratory Corp of America Holdings
2.30%, 12/01/2024 600 572
4.70%, 02/01/2045 500 438
Providence St Joseph Health Obligated Group
3.74%, 10/01/2047 250 187
Quest Diagnostics Inc
2.95%, 06/30/2030 155 137
BONDS (continued)
Principal Amount
(000’s) Value (000’s)
Healthcare - Services (continued)
UnitedHealth Group Inc
1.25%, 01/15/2026 $ 155 $ 142
2.30%, 05/15/2031 60 51
2.38%, 08/15/2024 250 242
2.75%, 05/15/2040 155 115
2.88%, 08/15/2029 150 136
2.90%, 05/15/2050 155 107
3.05%, 05/15/2041 660 506
3.10%, 03/15/2026 400 386
3.25%, 05/15/2051 435 317
3.45%, 01/15/2027 100 97
3.50%, 08/15/2039 125 104
3.70%, 05/15/2027 65 64
3.88%, 12/15/2028 700 678
3.88%, 08/15/2059 390 308
4.20%, 05/15/2032 255 246
4.25%, 01/15/2029 320 315
4.25%, 04/15/2047 320 279
4.25%, 06/15/2048 110 96
4.45%, 12/15/2048 95 86
4.75%, 05/15/2052 65 61
5.20%, 04/15/2063 320 313
5.25%, 02/15/2028 310 319
5.35%, 02/15/2033 310 323
5.88%, 02/15/2053 310 339
6.88%, 02/15/2038 200 238
$ 16,586
Home Builders - 0 .01%
DR Horton Inc
1.30%, 10/15/2026 60 53
1.40%, 10/15/2027 150 130
$ 183
Home Furnishings - 0 .01%
Leggett & Platt Inc
4.40%, 03/15/2029 250 240
Insurance - 0 .68%
Aflac Inc
1.13%, 03/15/2026 60 55
Allstate Corp/The
0.75%, 12/15/2025 170 153
1.45%, 12/15/2030 170 132
5.25%, 03/30/2033 290 289
American International Group Inc
3.90%, 04/01/2026 126 122
4.38%, 06/30/2050 100 83
4.80%, 07/10/2045 700 615
5.13%, 03/27/2033 105 103
5.75%, 04/01/2048
(e)
200 192
3 Month USD LIBOR + 2.87%
Aon Corp
2.80%, 05/15/2030 155 135
Aon Corp / Aon Global Holdings PLC
2.60%, 12/02/2031 50 41
2.85%, 05/28/2027 65 60
2.90%, 08/23/2051 60 38
5.00%, 09/12/2032 520 518
5.35%, 02/28/2033 160 162
Aon Global Ltd
3.50%, 06/14/2024 700 685
Arch Capital Finance LLC
5.03%, 12/15/2046 45 40
Athene Holding Ltd
4.13%, 01/12/2028 575 532
Berkshire Hathaway Finance Corp
1.45%, 10/15/2030 130 106
2.30%, 03/15/2027 65 61
2.50%, 01/15/2051 90 58
2.85%, 10/15/2050 100 69

Schedule of Investments
Bond Market Index Fund
May 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal Amount
(000’s) Value (000’s)
Insurance (continued)
Berkshire Hathaway Finance Corp   (continued)
2.88%, 03/15/2032 $ 65 $ 58
3.85%, 03/15/2052 440 359
4.20%, 08/15/2048 180 161
4.25%, 01/15/2049 500 450
4.30%, 05/15/2043 700 637
5.75%, 01/15/2040 25 28
Brown & Brown Inc
4.50%, 03/15/2029 300 287
Chubb Corp/The
6.00%, 05/11/2037 350 377
Chubb INA Holdings Inc
1.38%, 09/15/2030 300 239
2.85%, 12/15/2051 30 20
3.05%, 12/15/2061 200 132
4.35%, 11/03/2045 700 625
CNA Financial Corp
2.05%, 08/15/2030 160 130
Corebridge Financial Inc
3.50%, 04/04/2025 340 325
3.85%, 04/05/2029 65 59
3.90%, 04/05/2032 390 338
Equitable Holdings Inc
4.35%, 04/20/2028 140 133
5.00%, 04/20/2048 90 76
First American Financial Corp
4.60%, 11/15/2024 300 293
Hartford Financial Services Group Inc/The
2.90%, 09/15/2051 195 125
Markel Group Inc
3.45%, 05/07/2052 75 51
Marsh & McLennan Cos Inc
2.38%, 12/15/2031 295 243
4.38%, 03/15/2029 440 429
4.90%, 03/15/2049 110 101
6.25%, 11/01/2052 155 172
MetLife Inc
3.00%, 03/01/2025 200 193
4.13%, 08/13/2042 250 207
4.60%, 05/13/2046 195 171
4.88%, 11/13/2043 50 45
5.25%, 01/15/2054 160 152
5.70%, 06/15/2035 600 619
Progressive Corp/The
3.70%, 03/15/2052 210 163
4.35%, 04/25/2044 30 26
4.95%, 06/15/2033 160 160
Prudential Financial Inc
1.50%, 03/10/2026 1,700 1,561
2.10%, 03/10/2030 150 127
3.70%, 10/01/2050
(e)
160 135
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
3.70%, 03/13/2051 785 591
5.70%, 09/15/2048
(e)
780 757
3 Month USD LIBOR + 2.67%
Travelers Cos Inc/The
3.05%, 06/08/2051 90 63
4.00%, 05/30/2047 175 147
5.35%, 11/01/2040 690 706
5.45%, 05/25/2053 200 206
6.25%, 06/15/2037 650 723
W R Berkley Corp
4.00%, 05/12/2050 75 58
BONDS (continued)
Principal Amount
(000’s) Value (000’s)
Insurance (continued)
Willis North America Inc
2.95%, 09/15/2029 $ 50 $ 43
3.88%, 09/15/2049 140 100
5.35%, 05/15/2033 160 157
$ 17,207
Internet - 0 .44%
Alibaba Group Holding Ltd
3.15%, 02/09/2051 200 129
3.40%, 12/06/2027 860 805
3.60%, 11/28/2024 600 584
4.20%, 12/06/2047 200 157
4.40%, 12/06/2057 300 236
Alphabet Inc
1.10%, 08/15/2030 160 131
1.90%, 08/15/2040 160 109
2.25%, 08/15/2060 160 95
Amazon.com Inc
1.65%, 05/12/2028 265 234
2.10%, 05/12/2031 210 178
2.50%, 06/03/2050 285 185
2.70%, 06/03/2060 570 362
2.80%, 08/22/2024 75 73
2.88%, 05/12/2041 210 160
3.00%, 04/13/2025 270 263
3.10%, 05/12/2051 210 154
3.15%, 08/22/2027 600 572
3.25%, 05/12/2061 615 437
3.30%, 04/13/2027 180 173
3.60%, 04/13/2032 180 169
3.80%, 12/05/2024 75 74
3.95%, 04/13/2052 540 462
4.05%, 08/22/2047 500 444
4.25%, 08/22/2057 75 66
4.60%, 12/01/2025 455 456
4.65%, 12/01/2029 455 461
4.70%, 12/01/2032 455 461
Baidu Inc
3.08%, 04/07/2025
(d)
950 911
Booking Holdings Inc
3.60%, 06/01/2026 200 194
eBay Inc
1.90%, 03/11/2025 155 146
2.60%, 05/10/2031 60 50
3.45%, 08/01/2024 60 59
4.00%, 07/15/2042 20 16
5.95%, 11/22/2027 155 160
Expedia Group Inc
2.95%, 03/15/2031 13 11
Meta Platforms Inc
3.50%, 08/15/2027 135 130
3.85%, 08/15/2032 135 125
4.45%, 08/15/2052 750 634
4.60%, 05/15/2028 160 160
4.80%, 05/15/2030 320 321
4.95%, 05/15/2033 160 160
5.60%, 05/15/2053 320 320
$ 11,027
Iron & Steel - 0 .05%
Nucor Corp
2.00%, 06/01/2025 155 145
3.13%, 04/01/2032 65 57
4.30%, 05/23/2027 65 64
Steel Dynamics Inc
1.65%, 10/15/2027 65 56
2.40%, 06/15/2025 40 37
2.80%, 12/15/2024 75 72

Schedule of Investments
Bond Market Index Fund
May 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal Amount
(000’s) Value (000’s)
Iron & Steel (continued)
Vale Overseas Ltd
6.25%, 08/10/2026 $ 200 $ 206
6.88%, 11/21/2036 500 520
6.88%, 11/10/2039 125 129
$ 1,286
Leisure Products & Services - 0 .01%
Harley-Davidson Inc
3.50%, 07/28/2025 300 286
Lodging - 0 .03%
Marriott International Inc/MD
2.85%, 04/15/2031 510 429
5.00%, 10/15/2027 275 275
$ 704
Machinery - Construction & Mining - 0 .10%
Caterpillar Financial Services Corp
0.80%, 11/13/2025 65 59
1.10%, 09/14/2027 120 104
1.15%, 09/14/2026 60 54
3.40%, 05/13/2025 135 131
3.65%, 08/12/2025 65 64
4.35%, 05/15/2026 160 159
4.90%, 01/17/2025 155 155
Caterpillar Inc
2.60%, 04/09/2030 1,000 891
3.25%, 09/19/2049 145 112
3.80%, 08/15/2042 1,020 886
$ 2,615
Machinery - Diversified - 0 .15%
CNH Industrial Capital LLC
1.88%, 01/15/2026 150 138
Dover Corp
5.38%, 03/01/2041 30 30
John Deere Capital Corp
0.70%, 01/15/2026 225 204
1.05%, 06/17/2026 60 54
1.50%, 03/06/2028 60 52
2.00%, 06/17/2031 55 46
2.05%, 01/09/2025 155 148
2.35%, 03/08/2027 65 60
2.80%, 07/18/2029 115 105
3.40%, 06/06/2025 70 68
4.15%, 09/15/2027 905 893
4.35%, 09/15/2032 345 340
4.55%, 10/11/2024 325 324
4.80%, 01/09/2026 160 161
5.15%, 03/03/2025 320 322
Otis Worldwide Corp
2.06%, 04/05/2025 155 146
2.57%, 02/15/2030 155 134
3.36%, 02/15/2050 155 112
Rockwell Automation Inc
1.75%, 08/15/2031 40 33
2.80%, 08/15/2061 60 38
Westinghouse Air Brake Technologies Corp
4.95%, 09/15/2028 300 292
$ 3,700
Media - 0 .65%
Charter Communications Operating LLC / Charter
Communications Operating Capital
2.25%, 01/15/2029 120 100
2.30%, 02/01/2032 250 188
2.80%, 04/01/2031 110 88
3.50%, 06/01/2041 115 76
3.70%, 04/01/2051 110 67
3.85%, 04/01/2061 670 395
3.90%, 06/01/2052 60 38
4.40%, 12/01/2061 30 20
4.80%, 03/01/2050 600 439
BONDS (continued)
Principal Amount
(000’s) Value (000’s)
Media (continued)
Charter Communications Operating LLC / Charter
Communications Operating Capital   (continued)
4.91%, 07/23/2025 $ 770 $ 757
5.38%, 04/01/2038 50 42
5.38%, 05/01/2047 240 191
5.75%, 04/01/2048 280 232
6.38%, 10/23/2035 150 145
6.48%, 10/23/2045 395 358
Comcast Corp
1.50%, 02/15/2031 160 127
2.35%, 01/15/2027 155 143
2.45%, 08/15/2052 160 96
2.65%, 02/01/2030 115 101
2.65%, 08/15/2062 160 93
2.94%, 11/01/2056 660 423
2.99%, 11/01/2063 409 254
3.15%, 03/01/2026 75 72
3.25%, 11/01/2039 230 181
3.38%, 08/15/2025 175 170
3.40%, 07/15/2046 910 682
3.55%, 05/01/2028 735 699
3.90%, 03/01/2038 160 139
3.97%, 11/01/2047 105 86
4.00%, 03/01/2048 210 174
4.05%, 11/01/2052 427 350
4.40%, 08/15/2035 890 844
4.55%, 01/15/2029 615 613
4.70%, 10/15/2048 300 277
4.80%, 05/15/2033 615 613
5.25%, 11/07/2025 185 187
5.35%, 05/15/2053 615 612
5.50%, 11/15/2032 325 341
Discovery Communications LLC
3.63%, 05/15/2030 60 52
3.95%, 06/15/2025 170 164
3.95%, 03/20/2028 250 232
4.00%, 09/15/2055 91 58
5.20%, 09/20/2047 200 158
5.30%, 05/15/2049 180 143
Fox Corp
5.48%, 01/25/2039 110 102
5.58%, 01/25/2049 140 127
Paramount Global
4.38%, 03/15/2043 400 277
4.85%, 07/01/2042 300 222
7.88%, 07/30/2030 30 32
Thomson Reuters Corp
5.85%, 04/15/2040 30 29
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033 20 22
Time Warner Cable LLC
4.50%, 09/15/2042 170 126
5.88%, 11/15/2040 260 225
6.55%, 05/01/2037 360 343
7.30%, 07/01/2038 60 61
TWDC Enterprises 18 Corp
4.13%, 06/01/2044 580 502
7.00%, 03/01/2032 30 35
Walt Disney Co/The
1.75%, 01/13/2026 1,175 1,094
2.20%, 01/13/2028 155 141
2.65%, 01/13/2031 150 130
3.38%, 11/15/2026 170 164
3.50%, 05/13/2040 155 127
3.60%, 01/13/2051 305 236
4.70%, 03/23/2050 220 205
4.95%, 10/15/2045 125 119

Schedule of Investments
Bond Market Index Fund
May 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal Amount
(000’s) Value (000’s)
Media (continued)
Walt Disney Co/The   (continued)
6.40%, 12/15/2035 $ 869 $ 974
$ 16,513
Metal Fabrication & Hardware - 0 .01%
Precision Castparts Corp
3.90%, 01/15/2043 193 163
Mining - 0 .21%
Barrick PD Australia Finance Pty Ltd
5.95%, 10/15/2039 600 624
BHP Billiton Finance USA Ltd
4.13%, 02/24/2042 170 150
4.88%, 02/27/2026 160 161
4.90%, 02/28/2033 160 161
Freeport-McMoRan Inc
4.38%, 08/01/2028 200 188
4.63%, 08/01/2030 700 655
5.25%, 09/01/2029 700 685
5.40%, 11/14/2034 700 671
5.45%, 03/15/2043 290 263
Newmont Corp
2.60%, 07/15/2032 170 140
4.88%, 03/15/2042 500 464
6.25%, 10/01/2039 100 105
Rio Tinto Alcan Inc
6.13%, 12/15/2033 30 33
Rio Tinto Finance USA Ltd
2.75%, 11/02/2051 155 103
Rio Tinto Finance USA PLC
4.75%, 03/22/2042 500 472
5.00%, 03/09/2033 160 163
Southern Copper Corp
5.25%, 11/08/2042 200 186
5.88%, 04/23/2045 110 112
$ 5,336
Miscellaneous Manufacturers - 0 .07%
3M Co
2.38%, 08/26/2029 250 215
3.25%, 08/26/2049
(d)
100 68
Eaton Corp
4.15%, 03/15/2033 575 550
4.15%, 11/02/2042 95 83
Illinois Tool Works Inc
2.65%, 11/15/2026 90 85
Parker-Hannifin Corp
4.25%, 09/15/2027 135 131
4.50%, 09/15/2029 135 132
Teledyne Technologies Inc
2.25%, 04/01/2028 60 53
Textron Inc
4.00%, 03/15/2026 500 487
$ 1,804
Oil & Gas - 0 .73%
BP Capital Markets America Inc
1.75%, 08/10/2030 205 168
2.72%, 01/12/2032 30 26
2.94%, 06/04/2051 750 501
3.00%, 02/24/2050 155 106
3.00%, 03/17/2052 60 40
3.06%, 06/17/2041 115 85
3.12%, 05/04/2026 110 106
3.54%, 04/06/2027 215 207
3.59%, 04/14/2027 900 867
4.23%, 11/06/2028 210 206
4.81%, 02/13/2033 160 158
4.89%, 09/11/2033 160 159
BP Capital Markets PLC
3.28%, 09/19/2027 115 110
BONDS (continued)
Principal Amount
(000’s) Value (000’s)
Oil & Gas (continued)
Canadian Natural Resources Ltd
2.05%, 07/15/2025 $ 750 $ 704
Cenovus Energy Inc
6.75%, 11/15/2039 138 144
Chevron Corp
2.00%, 05/11/2027 155 142
2.95%, 05/16/2026 1,000 960
Chevron USA Inc
1.02%, 08/12/2027 160 140
2.34%, 08/12/2050 160 101
3.25%, 10/15/2029 290 270
ConocoPhillips Co
2.40%, 03/07/2025 52 50
3.80%, 03/15/2052 345 275
4.03%, 03/15/2062 440 350
Devon Energy Corp
5.00%, 06/15/2045 75 64
5.60%, 07/15/2041 380 353
Diamondback Energy Inc
3.25%, 12/01/2026 150 143
EQT Corp
5.68%, 10/01/2025 305 305
Equinor ASA
2.38%, 05/22/2030 250 218
2.88%, 04/06/2025 955 923
3.00%, 04/06/2027 155 146
3.13%, 04/06/2030 250 230
3.25%, 11/18/2049 445 329
3.63%, 09/10/2028 370 357
3.63%, 04/06/2040 155 130
Exxon Mobil Corp
2.02%, 08/16/2024 200 193
2.44%, 08/16/2029 100 90
3.00%, 08/16/2039 150 117
3.45%, 04/15/2051 950 729
3.57%, 03/06/2045 700 565
4.23%, 03/19/2040 315 288
Hess Corp
4.30%, 04/01/2027 300 291
7.13%, 03/15/2033 21 23
7.30%, 08/15/2031 109 120
Marathon Oil Corp
4.40%, 07/15/2027 300 289
Marathon Petroleum Corp
3.63%, 09/15/2024 145 141
5.00%, 09/15/2054 200 162
Phillips 66
1.30%, 02/15/2026 30 27
2.15%, 12/15/2030 110 90
3.85%, 04/09/2025 95 93
4.65%, 11/15/2034 560 524
4.88%, 11/15/2044 350 316
5.88%, 05/01/2042 30 31
Phillips 66 Co
4.90%, 10/01/2046 270 236
4.95%, 12/01/2027 160 160
Pioneer Natural Resources Co
1.13%, 01/15/2026 55 50
1.90%, 08/15/2030 160 130
2.15%, 01/15/2031 55 45
Shell International Finance BV
2.00%, 11/07/2024 150 144
2.38%, 11/07/2029 150 132
2.88%, 05/10/2026 155 148
2.88%, 11/26/2041 120 88
3.13%, 11/07/2049 950 681
4.00%, 05/10/2046 360 302
4.13%, 05/11/2035 130 121

Schedule of Investments
Bond Market Index Fund
May 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal Amount
(000’s) Value (000’s)
Oil & Gas (continued)
Shell International Finance BV   (continued)
4.38%, 05/11/2045 $ 325 $ 288
4.55%, 08/12/2043 340 311
6.38%, 12/15/2038 600 670
Suncor Energy Inc
3.75%, 03/04/2051 60 43
4.00%, 11/15/2047 100 76
6.50%, 06/15/2038 140 146
6.80%, 05/15/2038 140 149
6.85%, 06/01/2039 73 78
TotalEnergies Capital International SA
2.99%, 06/29/2041 115 87
3.13%, 05/29/2050 155 110
3.39%, 06/29/2060 115 83
Valero Energy Corp
2.80%, 12/01/2031 740 611
4.00%, 06/01/2052 525 387
6.63%, 06/15/2037 60 65
7.50%, 04/15/2032 60 68
$ 18,571
Oil & Gas Services - 0 .06%
Baker Hughes Holdings LLC / Baker Hughes Co-
Obligor Inc
2.06%, 12/15/2026 60 55
3.14%, 11/07/2029 150 135
3.34%, 12/15/2027 135 126
Halliburton Co
3.80%, 11/15/2025 6 6
4.50%, 11/15/2041 400 335
5.00%, 11/15/2045 230 204
7.45%, 09/15/2039 386 441
NOV Inc
3.60%, 12/01/2029 150 134
Schlumberger Investment SA
2.65%, 06/26/2030 160 141
$ 1,577
Packaging & Containers - 0 .03%
Amcor Flexibles North America Inc
4.00%, 05/17/2025 135 131
Packaging Corp of America
3.05%, 10/01/2051 200 130
WRKCo Inc
3.00%, 06/15/2033 80 65
4.65%, 03/15/2026 500 490
$ 816
Pharmaceuticals - 1 .28%
AbbVie Inc
2.95%, 11/21/2026 300 283
3.20%, 11/21/2029 820 744
3.60%, 05/14/2025 345 336
3.85%, 06/15/2024 1,090 1,074
4.05%, 11/21/2039 375 322
4.25%, 11/14/2028 140 137
4.25%, 11/21/2049 175 148
4.40%, 11/06/2042 25 22
4.45%, 05/14/2046 270 233
4.55%, 03/15/2035 170 162
4.85%, 06/15/2044 900 827
4.88%, 11/14/2048 440 408
Astrazeneca Finance LLC
1.75%, 05/28/2028 105 92
2.25%, 05/28/2031 60 51
4.88%, 03/03/2028 285 289
4.88%, 03/03/2033 285 290
AstraZeneca PLC
0.70%, 04/08/2026 120 108
1.38%, 08/06/2030 160 129
2.13%, 08/06/2050 680 414
BONDS (continued)
Principal Amount
(000’s) Value (000’s)
Pharmaceuticals (continued)
AstraZeneca PLC   (continued)
3.00%, 05/28/2051 $ 45 $ 33
4.38%, 08/17/2048 60 55
6.45%, 09/15/2037 30 35
Becton Dickinson & Co
1.96%, 02/11/2031 60 49
3.70%, 06/06/2027 600 575
3.73%, 12/15/2024 250 244
3.79%, 05/20/2050 710 556
4.67%, 06/06/2047 155 140
4.69%, 12/15/2044 59 53
Bristol-Myers Squibb Co
0.75%, 11/13/2025 65 59
1.13%, 11/13/2027 120 105
1.45%, 11/13/2030 65 52
2.55%, 11/13/2050 65 41
2.95%, 03/15/2032 200 177
3.90%, 02/20/2028 130 128
4.13%, 06/15/2039 195 177
4.25%, 10/26/2049 360 314
4.35%, 11/15/2047 210 187
4.55%, 02/20/2048 171 156
Cardinal Health Inc
3.41%, 06/15/2027 400 381
Cigna Group/The
1.25%, 03/15/2026 180 163
2.40%, 03/15/2030 910 775
3.20%, 03/15/2040 155 118
3.25%, 04/15/2025 100 97
3.40%, 03/15/2051 90 65
3.88%, 10/15/2047 755 585
4.13%, 11/15/2025 170 166
4.38%, 10/15/2028 175 171
4.80%, 08/15/2038 870 817
CVS Health Corp
1.30%, 08/21/2027 160 138
1.75%, 08/21/2030 160 129
1.88%, 02/28/2031 55 44
2.63%, 08/15/2024 140 136
2.70%, 08/21/2040 160 110
3.00%, 08/15/2026 105 99
3.25%, 08/15/2029 740 669
3.88%, 07/20/2025 885 867
4.78%, 03/25/2038 800 740
4.88%, 07/20/2035 510 486
5.00%, 01/30/2029
(f)
160 160
5.05%, 03/25/2048 725 655
5.13%, 07/20/2045 430 392
5.25%, 02/21/2033 160 160
5.30%, 06/01/2033
(f)
160 160
5.63%, 02/21/2053 160 156
5.88%, 06/01/2053
(f)
320 321
Eli Lilly & Co
2.50%, 09/15/2060 155 96
4.15%, 03/15/2059 600 527
4.70%, 02/27/2033 130 132
4.88%, 02/27/2053 120 121
GlaxoSmithKline Capital Inc
3.63%, 05/15/2025 85 83
3.88%, 05/15/2028 165 160
6.38%, 05/15/2038 760 872
Johnson & Johnson
0.55%, 09/01/2025 115 106
0.95%, 09/01/2027 115 101
2.10%, 09/01/2040 115 80
2.25%, 09/01/2050 115 75
2.45%, 09/01/2060 835 529
2.95%, 03/03/2027 110 106

Schedule of Investments
Bond Market Index Fund
May 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal Amount
(000’s) Value (000’s)
Pharmaceuticals (continued)
Johnson & Johnson   (continued)
3.70%, 03/01/2046 $ 90 $ 78
5.95%, 08/15/2037 75 86
McKesson Corp
0.90%, 12/03/2025 60 54
Mead Johnson Nutrition Co
4.60%, 06/01/2044 30 27
Merck & Co Inc
0.75%, 02/24/2026 80 73
1.45%, 06/24/2030 210 173
1.70%, 06/10/2027 155 140
1.90%, 12/10/2028 110 97
2.15%, 12/10/2031 215 180
2.35%, 06/24/2040 135 95
2.75%, 12/10/2051 140 95
2.90%, 12/10/2061 420 275
3.60%, 09/15/2042 500 416
3.70%, 02/10/2045 600 506
4.05%, 05/17/2028
(d)
320 318
4.15%, 05/18/2043 450 408
4.50%, 05/17/2033 320 319
5.00%, 05/17/2053 320 322
Novartis Capital Corp
2.75%, 08/14/2050 155 109
Pfizer Inc
0.80%, 05/28/2025 100 93
1.75%, 08/18/2031 245 199
2.55%, 05/28/2040 800 581
4.00%, 12/15/2036 45 42
4.20%, 09/15/2048 80 72
4.30%, 06/15/2043 225 205
4.40%, 05/15/2044 75 70
7.20%, 03/15/2039 60 75
Pfizer Investment Enterprises Pte Ltd
4.45%, 05/19/2026 620 617
4.45%, 05/19/2028 780 777
4.65%, 05/19/2025 320 319
4.65%, 05/19/2030 320 320
4.75%, 05/19/2033 480 482
5.11%, 05/19/2043 320 318
5.30%, 05/19/2053 880 906
5.34%, 05/19/2063 320 320
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/2030 700 585
3.18%, 07/09/2050 645 446
Utah Acquisition Sub Inc
5.25%, 06/15/2046 305 234
Viatris Inc
2.30%, 06/22/2027 115 101
2.70%, 06/22/2030 155 125
3.85%, 06/22/2040 115 77
4.00%, 06/22/2050 155 100
Wyeth LLC
5.95%, 04/01/2037 60 66
Zoetis Inc
2.00%, 05/15/2030 85 71
3.00%, 05/15/2050 40 27
5.40%, 11/14/2025 390 395
$ 32,347
Pipelines - 0 .80%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029 300 274
5.88%, 03/31/2025 600 601
Eastern Gas Transmission & Storage Inc
4.60%, 12/15/2044 640 540
Enbridge Energy Partners LP
7.38%, 10/15/2045 70 80
BONDS (continued)
Principal Amount
(000’s) Value (000’s)
Pipelines (continued)
Enbridge Inc
1.60%, 10/04/2026 $ 20 $ 18
2.50%, 01/15/2025 150 143
2.50%, 08/01/2033 465 362
3.13%, 11/15/2029 150 134
3.40%, 08/01/2051 45 30
4.25%, 12/01/2026 75 73
5.70%, 03/08/2033 160 163
Energy Transfer LP
2.90%, 05/15/2025 910 865
3.75%, 05/15/2030 715 648
4.05%, 03/15/2025 100 98
4.20%, 04/15/2027 300 288
4.75%, 01/15/2026 1,000 985
5.30%, 04/15/2047 500 423
5.35%, 05/15/2045 710 607
5.75%, 02/15/2033 155 155
6.25%, 04/15/2049 155 148
6.50%, 02/01/2042 370 369
Enterprise Products Operating LLC
3.30%, 02/15/2053 80 56
4.20%, 01/31/2050 680 550
4.25%, 02/15/2048 250 206
4.45%, 02/15/2043 350 300
4.85%, 03/15/2044 750 674
5.05%, 01/10/2026 160 161
6.45%, 09/01/2040 490 523
6.88%, 03/01/2033 39 44
Kinder Morgan Energy Partners LP
4.70%, 11/01/2042 20 17
5.00%, 03/01/2043 550 465
Kinder Morgan Inc
1.75%, 11/15/2026 60 53
2.00%, 02/15/2031 130 103
3.25%, 08/01/2050 130 82
3.60%, 02/15/2051 245 165
5.05%, 02/15/2046 30 25
5.20%, 06/01/2033 160 154
5.55%, 06/01/2045 500 453
MPLX LP
1.75%, 03/01/2026 160 146
4.13%, 03/01/2027 840 814
4.25%, 12/01/2027 300 289
4.50%, 04/15/2038 200 172
5.00%, 03/01/2033 160 154
5.50%, 02/15/2049 830 740
ONEOK Inc
2.20%, 09/15/2025 155 144
2.75%, 09/01/2024 375 361
3.40%, 09/01/2029 350 310
Plains All American Pipeline LP / PAA Finance
Corp
3.55%, 12/15/2029 950 840
4.70%, 06/15/2044 330 254
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028 645 614
5.00%, 03/15/2027 1,075 1,062
5.63%, 03/01/2025 75 75
Targa Resources Corp
5.20%, 07/01/2027 220 217
6.13%, 03/15/2033 160 162
TransCanada PipeLines Ltd
2.50%, 10/12/2031 60 48
4.25%, 05/15/2028 300 288
4.88%, 05/15/2048 190 167
Western Midstream Operating LP
6.15%, 04/01/2033 160 160

Schedule of Investments
Bond Market Index Fund
May 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal Amount
(000’s) Value (000’s)
Pipelines (continued)
Williams Cos Inc/The
2.60%, 03/15/2031 $ 160 $ 132
3.50%, 10/15/2051 60 41
3.75%, 06/15/2027 45 43
3.90%, 01/15/2025 500 488
4.00%, 09/15/2025 50 49
4.85%, 03/01/2048 350 298
4.90%, 01/15/2045 430 369
5.10%, 09/15/2045 120 106
5.30%, 08/15/2052 65 59
5.65%, 03/15/2033 160 162
6.30%, 04/15/2040 430 445
$ 20,244
Private Equity - 0 .01%
Brookfield Corp
4.00%, 01/15/2025 300 293
Regional Authority - 0 .28%
Province of Alberta Canada
1.00%, 05/20/2025 810 754
1.30%, 07/22/2030 175 144
3.30%, 03/15/2028 650 626
Province of British Columbia Canada
0.90%, 07/20/2026 515 465
1.30%, 01/29/2031
(d)
160 132
6.50%, 01/15/2026 45 47
Province of Manitoba Canada
1.50%, 10/25/2028 85 74
Province of Ontario Canada
0.63%, 01/21/2026
(d)
530 481
1.05%, 04/14/2026 415 379
1.13%, 10/07/2030 300 245
2.13%, 01/21/2032 675 580
3.10%, 05/19/2027 565 542
Province of Quebec Canada
0.60%, 07/23/2025 600 553
1.35%, 05/28/2030 815 682
1.50%, 02/11/2025 600 568
2.88%, 10/16/2024 500 486
3.63%, 04/13/2028 320 313
7.50%, 09/15/2029 36 42
$ 7,113
REITs - 0 .95%
Alexandria Real Estate Equities Inc
1.88%, 02/01/2033 240 176
2.00%, 05/18/2032 400 304
2.75%, 12/15/2029 70 60
2.95%, 03/15/2034 65 52
3.00%, 05/18/2051 530 318
4.00%, 02/01/2050 70 51
4.90%, 12/15/2030 80 77
5.15%, 04/15/2053 160 141
American Tower Corp
1.30%, 09/15/2025 80 73
1.60%, 04/15/2026 60 54
1.88%, 10/15/2030 550 436
2.75%, 01/15/2027 1,000 920
2.90%, 01/15/2030 155 135
2.95%, 01/15/2051 60 37
3.38%, 10/15/2026 500 471
3.65%, 03/15/2027 515 487
3.70%, 10/15/2049 300 212
3.95%, 03/15/2029 200 186
4.00%, 06/01/2025 600 583
5.25%, 07/15/2028 160 160
5.65%, 03/15/2033 160 163
BONDS (continued)
Principal Amount
(000’s) Value (000’s)
REITs (continued)
AvalonBay Communities Inc
1.90%, 12/01/2028 $ 60 $ 51
2.05%, 01/15/2032 60 48
2.30%, 03/01/2030 755 639
5.00%, 02/15/2033 155 155
Boston Properties LP
2.55%, 04/01/2032 245 180
2.90%, 03/15/2030 600 477
3.20%, 01/15/2025 700 663
3.65%, 02/01/2026 1,000 926
Corporate Office Properties LP
2.75%, 04/15/2031 60 45
Crown Castle Inc
1.05%, 07/15/2026 115 101
1.35%, 07/15/2025 115 106
2.50%, 07/15/2031 60 50
2.90%, 04/01/2041 60 42
3.10%, 11/15/2029 125 111
3.20%, 09/01/2024 75 73
3.25%, 01/15/2051 115 77
3.70%, 06/15/2026 600 575
3.80%, 02/15/2028 430 404
4.00%, 11/15/2049 95 72
5.00%, 01/11/2028 160 159
5.10%, 05/01/2033 350 345
CubeSmart LP
2.00%, 02/15/2031 110 86
2.25%, 12/15/2028 60 51
Digital Realty Trust LP
5.55%, 01/15/2028 345 339
Equinix Inc
1.00%, 09/15/2025 850 767
1.25%, 07/15/2025 155 142
1.80%, 07/15/2027 155 134
2.50%, 05/15/2031 460 375
2.63%, 11/18/2024 150 144
3.20%, 11/18/2029 130 114
3.40%, 02/15/2052 60 41
ERP Operating LP
1.85%, 08/01/2031 115 91
Essex Portfolio LP
1.70%, 03/01/2028 60 51
3.00%, 01/15/2030 140 120
4.00%, 03/01/2029 784 734
Federal Realty Investment Trust
1.25%, 02/15/2026 115 103
GLP Capital LP / GLP Financing II Inc
4.00%, 01/15/2030 140 122
5.25%, 06/01/2025 400 391
Healthcare Realty Holdings LP
2.00%, 03/15/2031 150 115
Healthpeak OP LLC
2.13%, 12/01/2028 210 178
5.25%, 12/15/2032 80 78
Kilroy Realty LP
2.50%, 11/15/2032 160 107
Kimco Realty OP LLC
2.25%, 12/01/2031 60 46
2.70%, 10/01/2030 160 132
3.70%, 10/01/2049 30 21
4.60%, 02/01/2033 165 153
Life Storage LP
2.20%, 10/15/2030 75 60
2.40%, 10/15/2031 60 48
Mid-America Apartments LP
1.70%, 02/15/2031 120 95
NNN REIT Inc
3.60%, 12/15/2026 300 282

Schedule of Investments
Bond Market Index Fund
May 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal Amount
(000’s) Value (000’s)
REITs (continued)
Omega Healthcare Investors Inc
4.75%, 01/15/2028 $ 30 $ 28
Prologis LP
1.25%, 10/15/2030 160 125
1.75%, 07/01/2030 155 125
2.25%, 01/15/2032 60 49
2.88%, 11/15/2029 75 66
3.00%, 04/15/2050 680 456
4.63%, 01/15/2033 575 562
Public Storage
0.88%, 02/15/2026 40 36
1.85%, 05/01/2028 115 100
2.25%, 11/09/2031 60 49
Realty Income Corp
0.75%, 03/15/2026 40 35
2.20%, 06/15/2028 65 57
3.10%, 12/15/2029 300 267
3.25%, 01/15/2031 160 140
4.13%, 10/15/2026 220 215
4.85%, 03/15/2030 160 157
4.88%, 06/01/2026 700 695
4.90%, 07/15/2033 160 154
Simon Property Group LP
1.75%, 02/01/2028 555 477
2.00%, 09/13/2024 150 143
2.65%, 02/01/2032 765 621
3.25%, 11/30/2026 300 283
3.30%, 01/15/2026 700 670
3.50%, 09/01/2025 160 154
4.75%, 03/15/2042 164 142
Spirit Realty LP
2.10%, 03/15/2028 60 50
UDR Inc
2.10%, 08/01/2032 100 77
3.20%, 01/15/2030 145 128
Ventas Realty LP
3.00%, 01/15/2030 500 430
4.75%, 11/15/2030 525 498
VICI Properties LP
4.38%, 05/15/2025 200 193
Welltower OP LLC
2.75%, 01/15/2032 1,115 902
4.13%, 03/15/2029 300 279
WP Carey Inc
2.40%, 02/01/2031 65 52
$ 23,930
Retail - 0 .63%
AutoZone Inc
1.65%, 01/15/2031 160 126
Costco Wholesale Corp
1.38%, 06/20/2027 125 112
1.75%, 04/20/2032 150 122
Dollar Tree Inc
4.20%, 05/15/2028 130 125
Home Depot Inc/The
0.90%, 03/15/2028
(d)
55 47
1.88%, 09/15/2031 760 620
2.13%, 09/15/2026 350 325
2.38%, 03/15/2051 55 34
2.70%, 04/15/2025 65 63
2.75%, 09/15/2051 60 39
2.88%, 04/15/2027 65 62
2.95%, 06/15/2029 500 460
3.13%, 12/15/2049 235 168
4.00%, 09/15/2025 265 261
4.20%, 04/01/2043 300 264
4.25%, 04/01/2046 180 158
4.40%, 03/15/2045 300 269
BONDS (continued)
Principal Amount
(000’s) Value (000’s)
Retail (continued)
Home Depot Inc/The   (continued)
4.95%, 09/15/2052 $ 135 $ 131
5.88%, 12/16/2036 400 438
Lowe's Cos Inc
1.30%, 04/15/2028 130 111
1.70%, 10/15/2030 130 104
2.50%, 04/15/2026 90 85
3.38%, 09/15/2025 50 48
3.65%, 04/05/2029 135 127
3.70%, 04/15/2046 20 15
3.75%, 04/01/2032 65 59
4.00%, 04/15/2025 700 687
4.25%, 04/01/2052 540 432
4.40%, 09/08/2025 130 129
4.55%, 04/05/2049 135 113
4.80%, 04/01/2026 160 160
5.00%, 04/15/2033 130 129
5.00%, 04/15/2040 155 143
5.63%, 04/15/2053 380 371
5.75%, 07/01/2053 160 159
McDonald's Corp
2.63%, 09/01/2029 140 125
3.25%, 06/10/2024 175 171
3.70%, 01/30/2026 150 146
3.70%, 02/15/2042 300 242
4.45%, 03/01/2047 1,000 883
5.15%, 09/09/2052 255 249
6.30%, 03/01/2038 600 665
O'Reilly Automotive Inc
1.75%, 03/15/2031 75 60
Starbucks Corp
2.00%, 03/12/2027 580 527
3.00%, 02/14/2032 345 302
3.75%, 12/01/2047 370 289
4.30%, 06/15/2045 225 194
4.45%, 08/15/2049 220 192
4.80%, 02/15/2033
(d)
120 119
Target Corp
1.95%, 01/15/2027 280 258
2.95%, 01/15/2052 325 226
4.50%, 09/15/2032 690 681
4.80%, 01/15/2053 160 151
TJX Cos Inc/The
1.15%, 05/15/2028 65 56
1.60%, 05/15/2031 65 53
Walmart Inc
1.05%, 09/17/2026 105 95
1.50%, 09/22/2028 105 92
1.80%, 09/22/2031 160 133
2.50%, 09/22/2041 135 99
2.65%, 09/22/2051 105 73
3.90%, 09/09/2025 130 129
3.90%, 04/15/2028 540 534
3.95%, 06/28/2038 195 181
4.00%, 04/15/2026 255 253
4.00%, 04/15/2030 275 270
4.00%, 04/11/2043 250 224
4.05%, 06/29/2048 100 91
4.10%, 04/15/2033 275 269
4.15%, 09/09/2032 630 625
4.50%, 09/09/2052 630 603
$ 15,956
Semiconductors - 0 .58%
Analog Devices Inc
2.10%, 10/01/2031 40 33
2.80%, 10/01/2041 60 45
Applied Materials Inc
4.35%, 04/01/2047 45 42

Schedule of Investments
Bond Market Index Fund
May 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal Amount
(000’s) Value (000’s)
Semiconductors (continued)
Broadcom Corp / Broadcom Cayman Finance Ltd
3.88%, 01/15/2027 $ 650 $ 625
Broadcom Inc
3.14%, 11/15/2035
(i)
738 563
3.19%, 11/15/2036
(i)
30 22
3.42%, 04/15/2033
(i)
452 375
3.47%, 04/15/2034
(i)
415 339
3.75%, 02/15/2051
(i)
570 411
4.15%, 11/15/2030 310 285
4.75%, 04/15/2029 355 346
Intel Corp
2.00%, 08/12/2031 60 49
3.05%, 08/12/2051 60 39
3.15%, 05/11/2027 150 142
3.20%, 08/12/2061 60 38
3.40%, 03/25/2025 155 151
3.73%, 12/08/2047 105 80
3.75%, 03/25/2027 155 150
3.75%, 08/05/2027 65 63
4.00%, 08/05/2029 585 559
4.10%, 05/19/2046 250 204
4.15%, 08/05/2032 765 726
4.60%, 03/25/2040 155 142
4.88%, 02/10/2026 605 608
5.20%, 02/10/2033 300 302
5.63%, 02/10/2043 300 300
5.70%, 02/10/2053 605 598
KLA Corp
4.95%, 07/15/2052 140 135
Lam Research Corp
2.88%, 06/15/2050 500 344
Marvell Technology Inc
2.45%, 04/15/2028 115 100
Micron Technology Inc
2.70%, 04/15/2032 90 71
4.19%, 02/15/2027 405 390
NVIDIA Corp
0.58%, 06/14/2024 115 110
1.55%, 06/15/2028 60 53
2.00%, 06/15/2031 115 97
3.50%, 04/01/2040 600 508
NXP BV / NXP Funding LLC / NXP USA Inc
2.50%, 05/11/2031 115 94
3.13%, 02/15/2042 265 182
3.15%, 05/01/2027 80 74
3.25%, 05/11/2041 60 43
4.40%, 06/01/2027 480 467
QUALCOMM Inc
1.30%, 05/20/2028 327 281
1.65%, 05/20/2032 243 191
4.50%, 05/20/2052 950 845
4.80%, 05/20/2045 110 105
6.00%, 05/20/2053 155 168
Texas Instruments Inc
1.13%, 09/15/2026 60 54
1.75%, 05/04/2030 650 546
1.90%, 09/15/2031 60 50
4.15%, 05/15/2048 165 147
4.60%, 02/15/2028 160 162
4.90%, 03/14/2033 160 164
5.00%, 03/14/2053 160 160
TSMC Arizona Corp
1.75%, 10/25/2026 750 677
3.88%, 04/22/2027 1,190 1,157
$ 14,612
BONDS (continued)
Principal Amount
(000’s) Value (000’s)
Software - 0 .77%
Activision Blizzard Inc
1.35%, 09/15/2030 $ 80 $ 64
2.50%, 09/15/2050 160 101
Electronic Arts Inc
1.85%, 02/15/2031 60 49
Fidelity National Information Services Inc
1.65%, 03/01/2028 1,105 944
3.10%, 03/01/2041 55 38
4.50%, 07/15/2025 700 688
5.10%, 07/15/2032
(d)
550 537
Fiserv Inc
2.75%, 07/01/2024 1,000 971
3.50%, 07/01/2029 900 824
3.85%, 06/01/2025 250 244
4.40%, 07/01/2049 590 487
5.45%, 03/02/2028 240 244
Intuit Inc
1.35%, 07/15/2027 160 140
Microsoft Corp
2.40%, 08/08/2026 250 237
2.53%, 06/01/2050 311 214
2.68%, 06/01/2060 349 233
2.92%, 03/17/2052 476 352
3.04%, 03/17/2062 1,141 827
3.30%, 02/06/2027 140 137
3.45%, 08/08/2036 225 206
3.70%, 08/08/2046 500 436
Oracle Corp
2.30%, 03/25/2028 115 102
2.50%, 04/01/2025 555 529
2.65%, 07/15/2026 300 280
2.80%, 04/01/2027 155 143
2.88%, 03/25/2031 115 98
2.95%, 11/15/2024 85 82
2.95%, 05/15/2025 105 101
2.95%, 04/01/2030 655 573
3.40%, 07/08/2024 145 142
3.60%, 04/01/2040 355 269
3.60%, 04/01/2050 700 483
3.65%, 03/25/2041 115 87
3.90%, 05/15/2035 130 111
3.95%, 03/25/2051 115 84
4.00%, 07/15/2046 500 375
4.00%, 11/15/2047 75 56
4.10%, 03/25/2061 60 43
4.30%, 07/08/2034 75 68
4.38%, 05/15/2055 150 116
4.50%, 05/06/2028 285 278
4.50%, 07/08/2044 50 41
4.65%, 05/06/2030 530 512
5.55%, 02/06/2053 305 285
5.80%, 11/10/2025 715 727
6.13%, 07/08/2039 60 61
6.15%, 11/09/2029 180 190
6.25%, 11/09/2032 360 381
6.90%, 11/09/2052 360 392
Roper Technologies Inc
1.40%, 09/15/2027 860 745
2.35%, 09/15/2024 90 86
2.95%, 09/15/2029 1,200 1,068
Salesforce Inc
1.95%, 07/15/2031 60 50
2.70%, 07/15/2041 265 191
2.90%, 07/15/2051 815 560
ServiceNow Inc
1.40%, 09/01/2030 160 127

Schedule of Investments
Bond Market Index Fund
May 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal Amount
(000’s) Value (000’s)
Software (continued)
Take-Two Interactive Software Inc
3.55%, 04/14/2025 $ 215 $ 208
4.95%, 03/28/2028 160 159
VMware Inc
1.40%, 08/15/2026 1,180 1,045
1.80%, 08/15/2028 685 576
2.20%, 08/15/2031 115 90
$ 19,487
Sovereign - 1 .58%
Canada Government International Bond
0.75%, 05/19/2026 615 557
1.63%, 01/22/2025 200 191
2.88%, 04/28/2025 710 689
3.75%, 04/26/2028 705 701
Chile Government International Bond
2.45%, 01/31/2031 300 261
2.55%, 01/27/2032
(d)
400 343
2.75%, 01/31/2027 1,100 1,033
3.10%, 05/07/2041 400 299
3.24%, 02/06/2028 500 475
3.50%, 04/15/2053 200 146
4.00%, 01/31/2052 200 160
Export Development Canada
3.38%, 08/26/2025 625 612
3.88%, 02/14/2028 315 314
Export-Import Bank of Korea
1.25%, 01/18/2025 200 188
1.38%, 02/09/2031 200 160
2.63%, 05/26/2026 700 653
4.25%, 09/15/2027 200 198
4.50%, 09/15/2032 200 198
4.88%, 01/11/2026 310 309
Indonesia Government International Bond
2.15%, 07/28/2031 200 166
2.85%, 02/14/2030 200 180
3.05%, 03/12/2051 200 143
3.50%, 01/11/2028 500 477
3.70%, 10/30/2049
(d)
200 158
4.20%, 10/15/2050
(d)
400 341
4.35%, 01/11/2048 200 175
4.55%, 01/11/2028 200 199
4.65%, 09/20/2032 200 198
4.75%, 02/11/2029 700 700
5.65%, 01/11/2053 400 416
Israel Government International Bond
2.75%, 07/03/2030 400 355
3.88%, 07/03/2050 200 161
4.13%, 01/17/2048 200 168
4.50%, 01/17/2033 200 196
4.50%, 01/30/2043 200 182
Japan Bank for International Cooperation
1.25%, 01/21/2031 200 161
1.75%, 10/17/2024 500 478
1.88%, 07/21/2026 264 244
2.13%, 02/16/2029 200 177
2.25%, 11/04/2026 400 371
2.75%, 01/21/2026 400 382
2.88%, 04/14/2025 500 482
2.88%, 07/21/2027 330 311
3.88%, 09/16/2025
(d)
900 885
4.25%, 04/27/2026 240 239
Korea International Bond
1.00%, 09/16/2030 200 162
3.88%, 09/20/2048 250 222
Mexico Government International Bond
2.66%, 05/24/2031 500 415
3.25%, 04/16/2030 200 178
3.50%, 02/12/2034 400 336
BONDS (continued)
Principal Amount
(000’s) Value (000’s)
Sovereign (continued)
Mexico Government International Bond
(continued)
3.75%, 01/11/2028 $ 225 $ 215
3.75%, 04/19/2071 200 131
3.90%, 04/27/2025 400 393
4.13%, 01/21/2026 750 735
4.50%, 04/22/2029 800 778
4.60%, 01/23/2046 200 163
4.60%, 02/10/2048 300 243
4.75%, 03/08/2044 500 421
5.55%, 01/21/2045 360 338
5.75%, 10/12/2110 100 87
6.05%, 01/11/2040 700 707
6.34%, 05/04/2053 500 501
6.35%, 02/09/2035 200 211
6.75%, 09/27/2034 650 710
Panama Government International Bond
2.25%, 09/29/2032 200 153
3.16%, 01/23/2030 600 528
3.30%, 01/19/2033
(d)
500 419
3.75%, 03/16/2025 400 390
3.88%, 03/17/2028 700 669
4.30%, 04/29/2053 200 146
4.50%, 04/16/2050 200 152
6.70%, 01/26/2036 600 640
6.85%, 03/28/2054 400 410
Peruvian Government International Bond
1.86%, 12/01/2032 60 45
2.78%, 01/23/2031 920 784
2.78%, 12/01/2060 60 35
3.30%, 03/11/2041 300 223
3.55%, 03/10/2051
(d)
60 43
4.13%, 08/25/2027 600 588
5.63%, 11/18/2050 150 150
6.55%, 03/14/2037 400 437
8.75%, 11/21/2033 180 227
Philippine Government International Bond
2.65%, 12/10/2045 400 270
3.00%, 02/01/2028 300 282
3.20%, 07/06/2046 200 148
3.70%, 03/01/2041 400 329
3.70%, 02/02/2042 500 410
5.00%, 07/17/2033 200 204
5.17%, 10/13/2027 500 514
5.50%, 01/17/2048 200 207
5.61%, 04/13/2033 500 534
7.75%, 01/14/2031 190 225
10.63%, 03/16/2025 100 110
Republic of Italy Government International Bond
1.25%, 02/17/2026 700 628
2.38%, 10/17/2024 200 191
2.88%, 10/17/2029 900 787
3.88%, 05/06/2051 400 281
5.38%, 06/15/2033 205 204
Republic of Poland Government International Bond
4.88%, 10/04/2033 320 319
State of Israel
2.50%, 01/15/2030 200 176
3.38%, 01/15/2050 200 147
Svensk Exportkredit AB
0.50%, 08/26/2025 720 659
3.63%, 09/03/2024 700 687
4.00%, 07/15/2025 420 415
4.38%, 02/13/2026 315 315
Tennessee Valley Authority
3.50%, 12/15/2042 200 168
3.88%, 03/15/2028 740 738
4.25%, 09/15/2065 115 106

Schedule of Investments
Bond Market Index Fund
May 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal Amount
(000’s) Value (000’s)
Sovereign (continued)
Tennessee Valley Authority   (continued)
5.25%, 09/15/2039 $ 250 $ 265
5.38%, 04/01/2056 196 216
5.88%, 04/01/2036 325 372
6.75%, 11/01/2025 57 60
Uruguay Government International Bond
4.13%, 11/20/2045
(d)
136 123
4.38%, 10/27/2027 80 80
4.98%, 04/20/2055 100 96
5.10%, 06/18/2050 300 294
5.75%, 10/28/2034 155 169
7.63%, 03/21/2036 750 931
$ 40,077
Supranational Bank - 1 .27%
African Development Bank
0.88%, 03/23/2026 705 643
0.88%, 07/22/2026 115 104
4.38%, 03/14/2028 320 326
Asian Development Bank
0.38%, 06/11/2024 615 586
0.38%, 09/03/2025 310 283
0.50%, 02/04/2026 400 363
1.00%, 04/14/2026 865 791
1.50%, 01/20/2027 125 114
1.50%, 03/04/2031 115 97
1.75%, 09/19/2029 300 264
1.88%, 03/15/2029 135 121
2.13%, 03/19/2025 300 287
2.38%, 08/10/2027 500 470
2.75%, 01/19/2028 130 123
2.88%, 05/06/2025 885 858
3.13%, 08/20/2027 790 764
3.13%, 04/27/2032 135 127
3.75%, 04/25/2028 320 318
3.88%, 09/28/2032 450 451
4.00%, 01/12/2033 160 162
4.13%, 09/27/2024 300 297
4.25%, 01/09/2026 310 310
5.82%, 06/16/2028 39 42
Asian Infrastructure Investment Bank/The
0.50%, 05/28/2025 400 368
3.38%, 06/29/2025 540 526
3.75%, 09/14/2027 255 251
Council Of Europe Development Bank
0.38%, 06/10/2024 115 110
1.38%, 02/27/2025 310 293
3.63%, 01/26/2028 315 310
3.75%, 05/25/2026 315 312
European Bank for Reconstruction & Development
0.50%, 11/25/2025 150 137
0.50%, 01/28/2026 515 467
4.38%, 03/09/2028 255 260
European Investment Bank
0.38%, 07/24/2024
(d)
345 328
0.38%, 12/15/2025 305 275
0.38%, 03/26/2026 870 784
0.63%, 10/21/2027 60 52
0.75%, 10/26/2026 660 591
1.25%, 02/14/2031 255 213
1.38%, 03/15/2027 425 385
1.63%, 03/14/2025
(d)
780 741
1.63%, 05/13/2031 60 52
1.75%, 03/15/2029 615 548
1.88%, 02/10/2025 750 717
2.38%, 05/24/2027 120 113
3.25%, 11/15/2027 710 692
3.63%, 07/15/2030 320 316
3.75%, 02/14/2033 315 315
BONDS (continued)
Principal Amount
(000’s) Value (000’s)
Supranational Bank (continued)
European Investment Bank   (continued)
3.88%, 03/15/2028 $ 310 $ 310
Inter-American Development Bank
0.50%, 09/23/2024 445 420
0.63%, 09/16/2027 305 265
0.88%, 04/20/2026 900 820
1.13%, 07/20/2028 515 448
1.13%, 01/13/2031 610 502
1.50%, 01/13/2027 425 389
1.75%, 03/14/2025 230 219
2.13%, 01/15/2025 900 865
2.38%, 07/07/2027 250 235
3.13%, 09/18/2028 300 288
3.50%, 09/14/2029 255 250
3.50%, 04/12/2033 320 310
4.00%, 01/12/2028 310 311
4.38%, 01/24/2044 50 50
International Bank for Reconstruction &
Development
0.50%, 10/28/2025 400 366
0.63%, 04/22/2025 693 644
0.75%, 11/24/2027 270 235
0.75%, 08/26/2030 710 571
0.88%, 07/15/2026 325 294
1.25%, 02/10/2031 615 511
1.38%, 04/20/2028 365 324
1.63%, 01/15/2025 470 448
1.63%, 11/03/2031 495 418
1.75%, 10/23/2029 950 836
2.50%, 11/25/2024 800 774
2.50%, 07/29/2025 170 164
2.50%, 03/29/2032
(d)
620 560
3.13%, 06/15/2027
(d)
935 905
3.50%, 07/12/2028 480 471
3.63%, 09/21/2029 295 291
3.88%, 02/14/2030 315 315
International Finance Corp
0.38%, 07/16/2025 315 288
3.63%, 09/15/2025 435 429
Nordic Investment Bank
0.38%, 09/11/2025 230 211
0.50%, 01/21/2026 200 181
3.38%, 09/08/2027 235 229
$ 32,204
Telecommunications - 1 .09%
America Movil SAB de CV
2.88%, 05/07/2030 600 524
3.63%, 04/22/2029 1,000 925
4.38%, 04/22/2049
(d)
450 392
6.13%, 03/30/2040 380 404
AT&T Inc
1.65%, 02/01/2028 200 173
1.70%, 03/25/2026 340 311
2.25%, 02/01/2032 145 116
2.30%, 06/01/2027 750 679
3.10%, 02/01/2043
(d)
145 103
3.50%, 06/01/2041 1,005 767
3.50%, 09/15/2053 1,002 696
3.55%, 09/15/2055 815 561
3.65%, 09/15/2059 999 684
4.35%, 03/01/2029 500 485
4.35%, 06/15/2045 600 496
4.50%, 05/15/2035 700 645
4.50%, 03/09/2048 500 419
5.40%, 02/15/2034
(f)
320 321
Bell Telephone Co of Canada or Bell Canada/The
3.65%, 03/17/2051 60 45

Schedule of Investments
Bond Market Index Fund
May 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal Amount
(000’s) Value (000’s)
Telecommunications (continued)
Cisco Systems Inc
2.50%, 09/20/2026 $ 400 $ 378
5.50%, 01/15/2040 735 775
5.90%, 02/15/2039 400 440
Juniper Networks Inc
2.00%, 12/10/2030 55 43
Orange SA
5.38%, 01/13/2042 30 30
Rogers Communications Inc
2.95%, 03/15/2025
(i)
65 62
3.20%, 03/15/2027
(i)
130 121
3.70%, 11/15/2049 90 63
3.80%, 03/15/2032
(i)
65 57
5.00%, 03/15/2044 75 66
7.50%, 08/15/2038 250 278
Sprint Capital Corp
6.88%, 11/15/2028 320 342
Telefonica Emisiones SA
4.10%, 03/08/2027 700 678
5.21%, 03/08/2047 550 464
7.05%, 06/20/2036 700 764
T-Mobile USA Inc
1.50%, 02/15/2026 155 141
2.05%, 02/15/2028 190 166
2.25%, 11/15/2031 150 121
2.40%, 03/15/2029 25 22
2.55%, 02/15/2031 600 502
2.63%, 02/15/2029 1,190 1,040
3.00%, 02/15/2041 150 108
3.30%, 02/15/2051 500 346
3.38%, 04/15/2029 600 543
3.40%, 10/15/2052 485 340
3.50%, 04/15/2025 155 150
3.50%, 04/15/2031 600 534
3.75%, 04/15/2027 315 299
3.88%, 04/15/2030 600 557
4.38%, 04/15/2040 155 136
4.80%, 07/15/2028 160 158
4.95%, 03/15/2028 95 95
5.05%, 07/15/2033 160 158
5.20%, 01/15/2033 160 160
5.65%, 01/15/2053 265 265
5.75%, 01/15/2054 160 162
Verizon Communications Inc
1.45%, 03/20/2026 115 105
1.50%, 09/18/2030 180 143
1.68%, 10/30/2030 1,911 1,519
1.75%, 01/20/2031 135 107
2.10%, 03/22/2028 175 154
2.36%, 03/15/2032 65 52
2.55%, 03/21/2031 115 96
2.65%, 11/20/2040 750 515
2.88%, 11/20/2050 505 322
2.99%, 10/30/2056 89 55
3.00%, 11/20/2060 65 40
3.38%, 02/15/2025 700 682
3.40%, 03/22/2041 715 546
3.55%, 03/22/2051 115 84
3.70%, 03/22/2061 480 342
3.85%, 11/01/2042 90 72
4.13%, 03/16/2027 600 588
4.33%, 09/21/2028 60 58
4.40%, 11/01/2034 300 278
4.67%, 03/15/2055 650 562
4.81%, 03/15/2039 75 70
4.86%, 08/21/2046 300 274
BONDS (continued)
Principal Amount
(000’s) Value (000’s)
Telecommunications (continued)
Vodafone Group PLC
4.13%, 05/30/2025 $ 675 $ 663
4.25%, 09/17/2050 250 197
4.38%, 02/19/2043 360 297
5.63%, 02/10/2053 160 153
6.15%, 02/27/2037 240 250
$ 27,534
Transportation - 0 .52%
Burlington Northern Santa Fe LLC
3.05%, 02/15/2051 600 420
3.40%, 09/01/2024 70 69
3.55%, 02/15/2050 155 122
4.15%, 04/01/2045 200 172
4.40%, 03/15/2042 30 27
4.45%, 01/15/2053 40 36
5.40%, 06/01/2041 710 715
Canadian National Railway Co
3.85%, 08/05/2032 915 859
Canadian Pacific Railway Co
1.75%, 12/02/2026 145 132
2.45%, 12/02/2031 85 75
3.00%, 12/02/2041 85 70
3.10%, 12/02/2051 985 682
6.13%, 09/15/2115 75 76
CSX Corp
2.40%, 02/15/2030 60 52
3.35%, 09/15/2049 60 43
3.80%, 03/01/2028 75 72
3.80%, 04/15/2050 700 549
4.30%, 03/01/2048 200 171
4.50%, 11/15/2052 160 142
FedEx Corp
3.10%, 08/05/2029 800 724
3.88%, 08/01/2042 30 24
4.55%, 04/01/2046 820 692
5.10%, 01/15/2044 880 806
Norfolk Southern Corp
2.30%, 05/15/2031 60 50
2.55%, 11/01/2029 150 131
2.90%, 08/25/2051 60 38
3.94%, 11/01/2047 192 154
4.05%, 08/15/2052 200 163
4.45%, 03/01/2033 160 154
4.55%, 06/01/2053 990 867
4.84%, 10/01/2041 630 576
Ryder System Inc
2.90%, 12/01/2026 150 138
4.30%, 06/15/2027 20 19
Union Pacific Corp
2.38%, 05/20/2031 710 603
2.80%, 02/14/2032 110 95
2.89%, 04/06/2036 140 113
2.97%, 09/16/2062 90 57
3.20%, 05/20/2041 60 47
3.38%, 02/14/2042 65 52
3.55%, 08/15/2039 435 362
3.80%, 10/01/2051 310 251
3.80%, 04/06/2071 590 447
3.84%, 03/20/2060 220 171
3.95%, 08/15/2059 410 326
4.00%, 04/15/2047 250 207
4.50%, 01/20/2033 130 128
4.95%, 09/09/2052 130 128
United Parcel Service Inc
2.50%, 09/01/2029 125 112
3.40%, 09/01/2049 180 140
3.90%, 04/01/2025 155 153
4.88%, 03/03/2033 410 416

Schedule of Investments
Bond Market Index Fund
May 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal Amount
(000’s) Value (000’s)
Transportation (continued)
United Parcel Service Inc   (continued)
4.88%, 11/15/2040 $ 30 $ 29
5.05%, 03/03/2053 410 410
$ 13,267
Trucking & Leasing - 0 .00%
GATX Corp
1.90%, 06/01/2031 115 88
Water - 0 .04%
American Water Capital Corp
2.30%, 06/01/2031 60 50
3.25%, 06/01/2051 300 214
3.75%, 09/01/2047 740 579
4.45%, 06/01/2032 130 126
6.59%, 10/15/2037 13 15
Essential Utilities Inc
2.40%, 05/01/2031 60 49
5.30%, 05/01/2052 65 61
$ 1,094
TOTAL BONDS $ 719,983
MUNICIPAL BONDS - 0 .13%
Principal Amount
(000's) Value (000's)
California - 0 .04%
Bay Area Toll Authority
6.26%, 04/01/2049 $ 175 $ 205
6.91%, 10/01/2050 125 158
California State University
2.98%, 11/01/2051 155 112
East Bay Municipal Utility District Water System
Revenue
5.87%, 06/01/2040 20 23
Regents of the University of California Medical
Center Pooled Revenue
6.55%, 05/15/2048 20 23
State of California
3.50%, 04/01/2028 115 110
7.30%, 10/01/2039 300 362
$ 993
Georgia - 0 .00%
Municipal Electric Authority of Georgia
6.64%, 04/01/2057 149 162
Illinois - 0 .04%
Chicago Transit Authority Sales & Transfer Tax
Receipts Revenue
6.90%, 12/01/2040 295 335
Chicago Transit Authority Sales Tax Receipts Fund
6.20%, 12/01/2040 30 33
State of Illinois
5.10%, 06/01/2033 700 692
$ 1,060
New Jersey - 0 .02%
New Jersey Economic Development
Authority (credit support from National Public
Finance Guarantee Corp )
7.43%, 02/15/2029
(j)
250 272
New Jersey Transportation Trust Fund Authority
6.56%, 12/15/2040 146 165
$ 437
New York - 0 .01%
Port Authority of New York & New Jersey
4.46%, 10/01/2062 250 226
Ohio - 0 .00%
Ohio State University/The
4.91%, 06/01/2040 50 50
Texas - 0 .01%
Dallas Area Rapid Transit
5.02%, 12/01/2048 30 30
MUNICIPAL BONDS (continued)
Principal Amount
(000’s) Value (000’s)
Texas (continued)
State of Texas
4.68%, 04/01/2040 $ 160 $ 162
$ 192
Wisconsin - 0 .01%
State of Wisconsin (credit support from Assured
Guaranty Municipal Corp )
5.70%, 05/01/2026
(j)
215 220
TOTAL MUNICIPAL BONDS $ 3,340
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 69 .46%
Principal Amount
(000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .49%
2.00%, 09/01/2031 $ 72 $ 66
2.00%, 12/01/2031 83 76
2.50%, 08/01/2028 57 54
2.50%, 01/01/2030 166 157
2.50%, 01/01/2031 155 146
2.50%, 02/01/2031 153 144
2.50%, 12/01/2031 258 242
2.50%, 01/01/2032 277 259
2.50%, 03/01/2032 85 79
2.50%, 11/01/2036 53 48
3.00%, 11/01/2028 111 107
3.00%, 04/01/2029 95 91
3.00%, 09/01/2029 89 86
3.00%, 10/01/2029 135 130
3.00%, 11/01/2029 61 58
3.00%, 01/01/2030 55 53
3.00%, 11/01/2030 57 55
3.00%, 03/01/2031 35 34
3.00%, 05/01/2032 169 157
3.00%, 03/01/2033 66 63
3.00%, 04/01/2033 26 24
3.00%, 09/01/2036 46 43
3.00%, 09/01/2036 79 73
3.00%, 02/01/2037 83 77
3.00%, 10/01/2042 177 161
3.00%, 11/01/2042 288 263
3.00%, 02/01/2043 275 250
3.00%, 08/01/2043 403 367
3.00%, 08/01/2043 344 313
3.00%, 09/01/2043 72 66
3.00%, 10/01/2043 57 52
3.00%, 01/01/2045 58 53
3.00%, 06/01/2046 113 102
3.00%, 10/01/2046 88 80
3.00%, 02/01/2047 140 127
3.50%, 12/01/2031 102 98
3.50%, 05/01/2034 37 35
3.50%, 11/01/2034 44 42
3.50%, 01/01/2035 95 91
3.50%, 04/01/2037 34 32
3.50%, 06/01/2042 65 61
3.50%, 06/01/2042 272 257
3.50%, 06/01/2042 224 211
3.50%, 07/01/2042 599 565
3.50%, 10/01/2042 362 342
3.50%, 02/01/2045 44 42
3.50%, 03/01/2045 119 111
3.50%, 06/01/2045 125 117
3.50%, 07/01/2045 117 109
3.50%, 06/01/2046 152 142
3.50%, 08/01/2046 139 130
3.50%, 09/01/2046 169 158
4.00%, 12/01/2024 17 17
4.00%, 12/01/2030 10 10
4.00%, 11/01/2033 72 71
4.00%, 07/01/2034 47 46
4.00%, 04/01/2038 86 83

Schedule of Investments
Bond Market Index Fund
May 31, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal Amount
(000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.00%, 12/01/2040 $ 97 $ 94
4.00%, 02/01/2044 84 82
4.00%, 04/01/2044 91 88
4.00%, 07/01/2044 106 102
4.00%, 09/01/2044 39 37
4.00%, 11/01/2044 143 138
4.00%, 01/01/2045 120 116
4.00%, 08/01/2045 171 165
4.00%, 11/01/2045 9 9
4.00%, 12/01/2045 27 26
4.00%, 02/01/2046 46 44
4.00%, 05/01/2046 95 91
4.50%, 10/01/2030 42 41
4.50%, 05/01/2031 5 5
4.50%, 02/01/2041 64 64
4.50%, 09/01/2043 12 12
4.50%, 12/01/2043 124 122
4.50%, 03/01/2044 171 169
4.50%, 04/01/2044 63 62
4.50%, 09/01/2044 111 109
4.50%, 10/01/2044 63 62
4.50%, 03/01/2047 47 47
4.50%, 07/01/2047 40 40
4.50%, 11/01/2047 10 10
4.50%, 05/01/2049 2,139 2,110
5.00%, 11/01/2035 40 40
5.00%, 12/01/2036 117 118
5.00%, 08/01/2039 52 53
5.00%, 12/01/2041 49 50
5.00%, 02/01/2042 261 264
5.00%, 04/01/2044 40 40
5.00%, 02/01/2048 60 60
5.00%, 07/01/2048 32 32
5.50%, 06/01/2034 65 66
5.50%, 07/01/2038 59 61
5.50%, 07/01/2038 50 51
5.50%, 12/01/2038 101 104
5.50%, 10/01/2039 160 161
5.50%, 06/01/2041 64 66
6.00%, 04/01/2038 288 300
6.00%, 11/01/2038 63 64
$ 12,301
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 21 .04%
1.50%, 12/01/2035 2,359 2,061
1.50%, 03/01/2036 1,388 1,213
1.50%, 05/01/2036 6,039 5,278
1.50%, 05/01/2036 1,579 1,387
1.50%, 11/01/2036 1,076 940
1.50%, 12/01/2036 4,367 3,817
1.50%, 01/01/2037 887 775
1.50%, 11/01/2050 863 676
1.50%, 01/01/2051 3,888 3,031
1.50%, 06/01/2051 1,827 1,428
2.00%, 09/01/2029 145 136
2.00%, 05/01/2030 62 56
2.00%, 12/01/2031 112 102
2.00%, 02/01/2032 73 66
2.00%, 02/01/2036 6,352 5,692
2.00%, 02/01/2036 5,611 5,042
2.00%, 03/01/2036 2,985 2,674
2.00%, 04/01/2036 5,559 5,012
2.00%, 05/01/2036 1,082 970
2.00%, 02/01/2037 8,881 7,968
2.00%, 11/01/2041 6,955 5,936
2.00%, 03/01/2042 1,845 1,576
2.00%, 05/01/2042 2,947 2,511
2.00%, 12/01/2050 15,517 12,825
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal Amount
(000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.00%, 02/01/2051 $ 2,339 $ 1,932
2.00%, 02/01/2051 10,914 9,004
2.00%, 02/01/2051 15,634 12,898
2.00%, 02/01/2051 16,069 13,246
2.00%, 04/01/2051 2,478 2,066
2.00%, 04/01/2051 8,463 7,003
2.00%, 04/01/2051 5,514 4,570
2.00%, 04/01/2051 12,806 10,611
2.00%, 06/01/2051 2,127 1,756
2.00%, 07/01/2051 8,950 7,384
2.00%, 07/01/2051 2,396 1,978
2.00%, 09/01/2051 3,133 2,587
2.00%, 10/01/2051 2,705 2,247
2.00%, 10/01/2051 4,313 3,559
2.00%, 10/01/2051 2,271 1,874
2.00%, 11/01/2051 1,808 1,496
2.00%, 12/01/2051 2,890 2,387
2.00%, 12/01/2051 3,631 2,997
2.00%, 12/01/2051 3,177 2,624
2.00%, 12/01/2051 12,549 10,353
2.00%, 01/01/2052 12,712 10,526
2.00%, 01/01/2052 2,258 1,866
2.00%, 03/01/2052 4,996 4,127
2.00%, 04/01/2052 1,404 1,164
2.00%, 04/01/2052 2,327 1,932
2.00%, 04/01/2052 11,415 9,427
2.50%, 01/01/2028 50 48
2.50%, 07/01/2028 50 47
2.50%, 07/01/2028 143 137
2.50%, 11/01/2028 159 151
2.50%, 09/01/2029 102 96
2.50%, 02/01/2030 65 61
2.50%, 03/01/2030 130 121
2.50%, 05/01/2030 123 116
2.50%, 07/01/2030 81 76
2.50%, 08/01/2030 159 149
2.50%, 08/01/2030 162 152
2.50%, 12/01/2030 204 190
2.50%, 03/01/2031 146 137
2.50%, 07/01/2031 178 167
2.50%, 11/01/2031 277 258
2.50%, 12/01/2031 51 48
2.50%, 01/01/2032 78 73
2.50%, 03/01/2032 93 87
2.50%, 07/01/2033 8 7
2.50%, 02/01/2035 1,234 1,143
2.50%, 10/01/2036 23 21
2.50%, 10/01/2036 56 50
2.50%, 12/01/2036 67 61
2.50%, 04/01/2037 1,360 1,255
2.50%, 07/01/2037 9,544 8,823
2.50%, 04/01/2042 4,625 4,047
2.50%, 04/01/2042 2,484 2,206
2.50%, 01/01/2043 54 46
2.50%, 05/01/2043 87 75
2.50%, 10/01/2043 69 60
2.50%, 08/01/2046 46 40
2.50%, 12/01/2046 111 97
2.50%, 12/01/2046 77 67
2.50%, 07/01/2050 1,297 1,116
2.50%, 08/01/2050 4,927 4,254
2.50%, 09/01/2050 1,540 1,326
2.50%, 11/01/2050 669 578
2.50%, 02/01/2051 2,324 2,007
2.50%, 07/01/2051 1,355 1,170
2.50%, 07/01/2051 12,770 10,964
2.50%, 07/01/2051 1,042 893

Schedule of Investments
Bond Market Index Fund
May 31, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal Amount
(000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.50%, 07/01/2051 $ 650 $ 556
2.50%, 08/01/2051 1,143 979
2.50%, 09/01/2051 1,947 1,672
2.50%, 09/01/2051 2,240 1,918
2.50%, 09/01/2051 1,083 935
2.50%, 10/01/2051 2,098 1,796
2.50%, 11/01/2051 2,738 2,367
2.50%, 11/01/2051 6,346 5,487
2.50%, 02/01/2052 15,178 12,992
2.50%, 02/01/2052 1,313 1,130
2.50%, 02/01/2052 11,998 10,350
2.50%, 02/01/2052 2,304 1,987
2.50%, 02/01/2052 2,283 1,971
2.50%, 03/01/2052 11,470 9,878
2.50%, 03/01/2052 6,680 5,760
2.50%, 03/01/2052 2,366 2,032
2.50%, 03/01/2052 3,273 2,811
2.50%, 04/01/2052 3,398 2,930
2.50%, 04/01/2052 13,768 11,822
2.50%, 05/01/2052 1,161 999
3.00%, 04/01/2027 35 34
3.00%, 01/01/2029 35 34
3.00%, 02/01/2029 38 37
3.00%, 12/01/2029 39 37
3.00%, 12/01/2029 69 67
3.00%, 01/01/2030 172 165
3.00%, 01/01/2030 204 196
3.00%, 06/01/2030 105 102
3.00%, 09/01/2030 42 41
3.00%, 10/01/2030 189 182
3.00%, 11/01/2030 185 178
3.00%, 12/01/2030 32 31
3.00%, 03/01/2031 124 117
3.00%, 04/01/2031 39 37
3.00%, 09/01/2031 190 181
3.00%, 12/01/2031 78 74
3.00%, 01/01/2033 23 22
3.00%, 04/01/2033 24 22
3.00%, 08/01/2034 230 218
3.00%, 05/01/2035 236 219
3.00%, 05/01/2037 4,905 4,629
3.00%, 06/01/2040 426 390
3.00%, 04/01/2043 241 219
3.00%, 04/01/2043 136 124
3.00%, 04/01/2043 66 60
3.00%, 05/01/2043 59 53
3.00%, 05/01/2043 309 282
3.00%, 05/01/2043 101 92
3.00%, 07/01/2043 307 279
3.00%, 07/01/2043 62 56
3.00%, 08/01/2043 328 298
3.00%, 08/01/2043 44 40
3.00%, 10/01/2043 186 170
3.00%, 10/01/2043 304 277
3.00%, 11/01/2043 82 75
3.00%, 01/01/2045 419 381
3.00%, 05/01/2046 57 52
3.00%, 05/01/2046 66 60
3.00%, 10/01/2046 353 321
3.00%, 09/01/2049 1,097 981
3.00%, 10/01/2049 1,833 1,640
3.00%, 11/01/2049 1,932 1,729
3.00%, 11/01/2049 592 529
3.00%, 11/01/2049 1,591 1,428
3.00%, 12/01/2049 1,944 1,745
3.00%, 03/01/2050 3,175 2,844
3.00%, 02/01/2052 2,386 2,150
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal Amount
(000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 03/01/2052 $ 9,290 $ 8,295
3.00%, 03/01/2052 7,628 6,805
3.00%, 04/01/2052 2,367 2,114
3.00%, 05/01/2052 11,998 10,705
3.00%, 05/01/2052 3,269 2,927
3.00%, 05/01/2052 9,616 8,573
3.00%, 06/01/2052 5,274 4,686
3.50%, 12/01/2026 49 47
3.50%, 03/01/2029 68 66
3.50%, 09/01/2029 79 77
3.50%, 11/01/2030 61 59
3.50%, 04/01/2032 10 10
3.50%, 07/01/2032 9 8
3.50%, 09/01/2032 9 9
3.50%, 12/01/2032 1,212 1,171
3.50%, 10/01/2033 6 6
3.50%, 05/01/2034 30 29
3.50%, 06/01/2034 21 20
3.50%, 07/01/2034 132 126
3.50%, 10/01/2034 34 33
3.50%, 02/01/2036 36 34
3.50%, 02/01/2037 29 27
3.50%, 05/01/2037 2,043 1,973
3.50%, 05/01/2037 39 37
3.50%, 03/01/2041 14 14
3.50%, 02/01/2042 148 140
3.50%, 03/01/2042 33 31
3.50%, 05/01/2042 225 212
3.50%, 06/01/2042 193 182
3.50%, 07/01/2042 34 32
3.50%, 10/01/2042 289 272
3.50%, 04/01/2043 248 234
3.50%, 05/01/2043 267 252
3.50%, 05/01/2043 179 168
3.50%, 06/01/2043 50 48
3.50%, 08/01/2043 188 177
3.50%, 09/01/2043 716 675
3.50%, 01/01/2044 791 746
3.50%, 01/01/2044 64 61
3.50%, 07/01/2044 296 279
3.50%, 10/01/2044 95 89
3.50%, 11/01/2044 107 100
3.50%, 12/01/2044 166 155
3.50%, 02/01/2045 100 94
3.50%, 02/01/2045 164 153
3.50%, 04/01/2045 190 178
3.50%, 04/01/2045 97 91
3.50%, 10/01/2045 48 45
3.50%, 10/01/2045 51 48
3.50%, 11/01/2045 119 111
3.50%, 11/01/2045 103 96
3.50%, 12/01/2045 68 64
3.50%, 12/01/2045 146 137
3.50%, 12/01/2045 14 13
3.50%, 01/01/2046 191 178
3.50%, 03/01/2046 166 155
3.50%, 03/01/2046 46 43
3.50%, 05/01/2046 31 29
3.50%, 06/01/2046 76 70
3.50%, 07/01/2046 162 151
3.50%, 12/01/2046 134 125
3.50%, 03/01/2047 121 113
3.50%, 07/01/2049 1,388 1,291
3.50%, 08/01/2049 373 346
3.50%, 11/01/2049 1,881 1,763
3.50%, 01/01/2050 6,874 6,376
3.50%, 04/01/2052 5,928 5,505

Schedule of Investments
Bond Market Index Fund
May 31, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal Amount
(000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 05/01/2052 $ 2,778 $ 2,581
3.50%, 06/01/2052 7,301 6,708
3.50%, 07/01/2052 11,170 10,402
3.50%, 08/01/2052 3,941 3,656
4.00%, 12/01/2024 26 26
4.00%, 04/01/2029 4 4
4.00%, 12/01/2030 5 5
4.00%, 03/01/2031 14 13
4.00%, 03/01/2031 168 165
4.00%, 11/01/2031 7 7
4.00%, 11/01/2033 120 118
4.00%, 11/01/2033 13 13
4.00%, 10/01/2034 71 69
4.00%, 02/01/2036 115 111
4.00%, 01/01/2037 36 35
4.00%, 10/01/2037 54 52
4.00%, 03/01/2038 19 18
4.00%, 07/01/2038 71 69
4.00%, 12/01/2038 48 46
4.00%, 01/01/2039 64 61
4.00%, 09/01/2040 34 33
4.00%, 01/01/2041 45 43
4.00%, 02/01/2041 15 14
4.00%, 12/01/2041 67 64
4.00%, 06/01/2042 109 105
4.00%, 06/01/2042 67 65
4.00%, 07/01/2042 361 349
4.00%, 12/01/2042 111 107
4.00%, 11/01/2043 142 137
4.00%, 09/01/2044 51 49
4.00%, 11/01/2044 50 49
4.00%, 01/01/2045 43 41
4.00%, 04/01/2045 74 72
4.00%, 08/01/2045 77 74
4.00%, 11/01/2045 195 188
4.00%, 07/01/2046 48 46
4.00%, 05/01/2048 99 95
4.00%, 04/01/2049 228 218
4.00%, 07/01/2049 884 843
4.00%, 10/01/2049 1,779 1,697
4.00%, 11/01/2049 710 679
4.00%, 04/01/2050 1,447 1,380
4.00%, 05/01/2052 5,242 5,029
4.00%, 08/01/2052 7,453 7,074
4.00%, 09/01/2052 5,331 5,068
4.00%, 06/01/2053
(k)
14,500 13,698
4.50%, 08/01/2023 1 1
4.50%, 06/01/2029 8 8
4.50%, 07/01/2029 2 2
4.50%, 08/01/2030 5 5
4.50%, 01/01/2034 15 15
4.50%, 04/01/2039 59 59
4.50%, 09/01/2040 132 131
4.50%, 05/01/2041 138 137
4.50%, 09/01/2041 147 146
4.50%, 11/01/2043 81 80
4.50%, 11/01/2043 90 89
4.50%, 01/01/2044 85 84
4.50%, 02/01/2044 31 30
4.50%, 04/01/2044 132 130
4.50%, 04/01/2044 102 100
4.50%, 05/01/2044 29 29
4.50%, 08/01/2044 109 107
4.50%, 10/01/2044 66 65
4.50%, 04/01/2046 33 33
4.50%, 05/01/2046 68 67
4.50%, 01/01/2047 128 126
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal Amount
(000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.50%, 01/01/2047 $ 49 $ 48
4.50%, 09/01/2052 2,550 2,502
4.50%, 10/01/2052 5,799 5,667
4.50%, 06/01/2053
(k)
13,100 12,688
5.00%, 12/01/2025 4 4
5.00%, 06/01/2038
(k)
1,125 1,122
5.00%, 01/01/2039 267 268
5.00%, 07/01/2039 94 95
5.00%, 02/01/2041 48 49
5.00%, 02/01/2041 71 72
5.00%, 04/01/2041 181 183
5.00%, 05/01/2042 96 97
5.00%, 07/01/2042 43 43
5.00%, 03/01/2044 39 40
5.00%, 05/01/2044 50 51
5.00%, 02/01/2045 87 88
5.00%, 06/01/2045 263 265
5.00%, 08/01/2048 9 9
5.00%, 08/01/2052 2,438 2,425
5.00%, 11/01/2052 4,723 4,661
5.00%, 05/01/2053 5,978 5,947
5.00%, 06/01/2053
(k)
2,500 2,463
5.50%, 12/01/2027 7 7
5.50%, 03/01/2038 58 60
5.50%, 05/01/2038 63 65
5.50%, 06/01/2038 90 93
5.50%, 09/01/2038 146 150
5.50%, 11/01/2038 74 76
5.50%, 04/01/2039 73 76
5.50%, 04/01/2040 60 61
5.50%, 06/01/2053
(k)
5,500 5,497
6.00%, 04/01/2026 5 5
6.00%, 10/01/2036 56 58
6.00%, 01/01/2053 5,881 6,087
6.50%, 06/01/2053
(k)
1,000 1,024
$ 532,221
Government National Mortgage Association (GNMA) - 6 .19%
2.00%, 08/20/2050 2,327 1,982
2.00%, 01/20/2051 2,511 2,138
2.00%, 02/20/2051 13,512 11,485
2.00%, 05/20/2051 6,556 5,571
2.00%, 07/20/2051 12,549 10,674
2.00%, 12/20/2051 1,268 1,075
2.50%, 06/20/2027 42 40
2.50%, 12/20/2030 46 43
2.50%, 03/20/2031 80 74
2.50%, 07/20/2043 76 68
2.50%, 12/20/2046 183 162
2.50%, 01/20/2047 59 52
2.50%, 06/20/2050 4,250 3,744
2.50%, 04/20/2051 2,218 1,948
2.50%, 05/20/2051 13,807 12,096
2.50%, 07/20/2051 10,995 9,618
2.50%, 09/20/2051 9,342 8,180
3.00%, 02/15/2027 23 22
3.00%, 08/20/2029 32 30
3.00%, 09/20/2029 38 37
3.00%, 07/20/2030 31 30
3.00%, 01/20/2031 36 34
3.00%, 07/20/2032 40 38
3.00%, 09/20/2042 39 36
3.00%, 11/20/2042 292 269
3.00%, 12/20/2042 216 199
3.00%, 01/20/2043 209 192
3.00%, 03/20/2043 53 49
3.00%, 03/20/2043 264 243
3.00%, 03/20/2043 259 236

Schedule of Investments
Bond Market Index Fund
May 31, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal Amount
(000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.00%, 04/20/2043 $ 329 $ 303
3.00%, 06/20/2043 290 268
3.00%, 08/20/2043 317 292
3.00%, 05/20/2044 147 135
3.00%, 12/15/2044 35 32
3.00%, 12/20/2044 273 251
3.00%, 01/15/2045 23 21
3.00%, 01/15/2045 30 28
3.00%, 02/20/2045 28 26
3.00%, 05/20/2045 181 166
3.00%, 06/20/2045 74 67
3.00%, 07/20/2045 539 496
3.00%, 08/20/2045 267 245
3.00%, 09/20/2045 112 103
3.00%, 10/20/2045 229 211
3.00%, 12/20/2045 126 116
3.00%, 01/20/2046 55 50
3.00%, 03/20/2046 225 206
3.00%, 04/20/2046 490 449
3.00%, 05/20/2046 364 334
3.00%, 06/20/2046 354 324
3.00%, 07/20/2046 802 735
3.00%, 08/20/2046 333 304
3.00%, 09/20/2046 250 229
3.00%, 10/20/2046 190 173
3.00%, 11/20/2046 432 391
3.00%, 12/15/2046 65 59
3.00%, 09/20/2051 11,551 10,434
3.00%, 12/20/2051 9,742 8,766
3.50%, 05/20/2042 78 74
3.50%, 06/20/2042 80 75
3.50%, 07/20/2042 313 296
3.50%, 09/20/2042 241 228
3.50%, 10/20/2042 173 164
3.50%, 11/20/2042 152 144
3.50%, 12/20/2042 159 151
3.50%, 01/20/2043 263 249
3.50%, 02/20/2043 412 390
3.50%, 03/20/2043 281 267
3.50%, 04/15/2043 102 98
3.50%, 04/20/2043 187 174
3.50%, 05/20/2043 123 117
3.50%, 07/20/2043 159 151
3.50%, 08/20/2043 383 363
3.50%, 09/20/2043 275 261
3.50%, 10/20/2043 129 123
3.50%, 09/20/2044 104 99
3.50%, 10/20/2044 121 114
3.50%, 11/20/2044 114 108
3.50%, 12/20/2044 119 112
3.50%, 01/20/2045 115 108
3.50%, 02/20/2045 156 147
3.50%, 03/15/2045 25 24
3.50%, 03/20/2045 193 182
3.50%, 04/15/2045 9 9
3.50%, 04/20/2045 190 179
3.50%, 04/20/2045 115 109
3.50%, 05/20/2045 190 179
3.50%, 06/20/2045 29 28
3.50%, 07/20/2045 162 152
3.50%, 08/20/2045 177 167
3.50%, 09/20/2045 168 158
3.50%, 10/20/2045 152 143
3.50%, 11/20/2045 270 254
3.50%, 12/20/2045 197 185
3.50%, 02/20/2046 161 152
3.50%, 08/15/2046 37 35
3.50%, 09/15/2046 69 64
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal Amount
(000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.50%, 07/20/2047 $ 6,704 $ 6,310
3.50%, 01/15/2048 37 34
3.50%, 01/20/2048 2,108 1,985
3.50%, 02/20/2048 8,535 8,022
3.50%, 09/15/2048 90 84
4.00%, 11/20/2043 222 215
4.00%, 02/20/2044 90 88
4.00%, 05/15/2044 71 69
4.00%, 05/20/2044 51 50
4.00%, 07/20/2044 15 15
4.00%, 08/20/2044 114 111
4.00%, 09/20/2044 101 98
4.00%, 10/20/2044 371 362
4.00%, 11/15/2044 43 42
4.00%, 11/20/2044 72 70
4.00%, 12/20/2044 135 131
4.00%, 01/20/2045 59 57
4.00%, 03/20/2045 90 88
4.00%, 08/20/2045 99 96
4.00%, 09/15/2045 20 20
4.00%, 09/20/2045 115 112
4.00%, 10/20/2045 147 142
4.00%, 11/20/2045 203 197
4.00%, 12/15/2045 37 36
4.00%, 01/20/2046 236 228
4.00%, 02/20/2046 38 36
4.00%, 04/20/2046 141 136
4.00%, 10/20/2046 40 39
4.00%, 11/20/2046 183 176
4.00%, 01/20/2047 11 10
4.00%, 02/20/2047 168 162
4.00%, 03/20/2047 115 111
4.00%, 05/20/2047 39 37
4.00%, 11/20/2047 254 245
4.00%, 04/20/2052 12,514 11,890
4.50%, 03/15/2039 86 86
4.50%, 03/15/2040 91 92
4.50%, 07/15/2040 109 109
4.50%, 02/20/2041 20 19
4.50%, 03/20/2041 15 15
4.50%, 05/15/2045 16 16
4.50%, 12/20/2046 137 136
4.50%, 10/15/2047 63 62
4.50%, 06/01/2053
(k)
9,500 9,231
5.00%, 05/15/2033 83 85
5.00%, 07/20/2038 67 68
5.00%, 10/15/2038 108 110
5.00%, 04/20/2039 48 49
5.00%, 10/15/2041 107 108
5.00%, 01/20/2045 73 74
5.00%, 02/20/2046 27 28
5.00%, 12/20/2046 55 56
5.00%, 08/20/2048 18 18
5.00%, 10/20/2048 66 66
5.00%, 06/01/2053
(k)
5,900 5,827
5.50%, 03/15/2038 51 52
5.50%, 02/15/2039 44 44
5.50%, 06/15/2040 124 127
5.50%, 07/20/2044 61 63
5.50%, 09/20/2044 80 83
5.50%, 12/20/2048 10 10
5.50%, 06/01/2053
(k)
4,075 4,072
6.00%, 06/01/2053
(k)
2,825 2,852
$ 156,674
U.S. Treasury - 41 .74%
0.25%, 06/15/2024 14,485 13,770

Schedule of Investments
Bond Market Index Fund
May 31, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal Amount
(000’s) Value (000’s)
U.S. Treasury (continued)
0.25%, 05/31/2025 $ 14,235 $ 13,110
0.25%, 06/30/2025 2,945 2,708
0.25%, 07/31/2025 5,885 5,394
0.25%, 08/31/2025 1,680 1,536
0.25%, 09/30/2025 1,600 1,461
0.25%, 10/31/2025 5,070 4,613
0.38%, 07/15/2024 3,340 3,171
0.38%, 08/15/2024 3,115 2,948
0.38%, 09/15/2024 5,925 5,592
0.38%, 04/30/2025 3,195 2,957
0.38%, 11/30/2025 4,380 3,988
0.38%, 12/31/2025 3,835 3,488
0.38%, 01/31/2026 8,890 8,058
0.38%, 07/31/2027 3,505 3,035
0.38%, 09/30/2027 5,090 4,388
0.50%, 03/31/2025 2,165 2,014
0.50%, 02/28/2026 13,455 12,205
0.50%, 04/30/2027 14,200 12,458
0.50%, 05/31/2027 4,955 4,336
0.50%, 06/30/2027 3,790 3,308
0.50%, 08/31/2027 1,520 1,321
0.50%, 10/31/2027 5,120 4,427
0.63%, 10/15/2024 4,910 4,636
0.63%, 07/31/2026 4,240 3,816
0.63%, 03/31/2027 3,635 3,213
0.63%, 11/30/2027 7,625 6,619
0.63%, 12/31/2027 7,180 6,218
0.63%, 05/15/2030 11,825 9,613
0.63%, 08/15/2030 11,910 9,633
0.75%, 11/15/2024 1,345 1,269
0.75%, 03/31/2026 5,340 4,874
0.75%, 04/30/2026 4,560 4,149
0.75%, 05/31/2026 9,830 8,924
0.75%, 08/31/2026 17,975 16,206
0.75%, 01/31/2028 10,210 8,880
0.88%, 06/30/2026 3,925 3,574
0.88%, 09/30/2026 4,565 4,128
0.88%, 11/15/2030 14,350 11,798
1.00%, 12/15/2024 4,185 3,954
1.00%, 07/31/2028 10,915 9,495
1.13%, 01/15/2025 4,980 4,706
1.13%, 02/28/2025 1,160 1,093
1.13%, 10/31/2026 5,395 4,908
1.13%, 02/28/2027 605 547
1.13%, 02/29/2028 5,245 4,636
1.13%, 08/31/2028 7,015 6,132
1.13%, 02/15/2031 11,165 9,331
1.13%, 05/15/2040 8,015 5,209
1.13%, 08/15/2040 8,455 5,446
1.25%, 08/31/2024 3,140 3,000
1.25%, 11/30/2026 3,415 3,114
1.25%, 12/31/2026 9,625 8,768
1.25%, 03/31/2028 5,660 5,023
1.25%, 04/30/2028 3,680 3,261
1.25%, 05/31/2028 8,310 7,353
1.25%, 06/30/2028 9,680 8,549
1.25%, 09/30/2028 7,900 6,937
1.25%, 08/15/2031 14,750 12,270
1.25%, 05/15/2050 8,790 4,928
1.38%, 01/31/2025 6,680 6,333
1.38%, 08/31/2026 4,375 4,028
1.38%, 10/31/2028 7,355 6,492
1.38%, 12/31/2028 7,435 6,545
1.38%, 11/15/2031 11,620 9,715
1.38%, 11/15/2040 6,545 4,388
1.38%, 08/15/2050 11,025 6,387
1.50%, 09/30/2024 1,485 1,421
1.50%, 10/31/2024 930 888
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal Amount
(000’s) Value (000’s)
U.S. Treasury (continued)
1.50%, 11/30/2024 $ 3,420 $ 3,260
1.50%, 02/15/2025 2,235 2,122
1.50%, 08/15/2026 4,500 4,162
1.50%, 01/31/2027 6,230 5,714
1.50%, 11/30/2028 6,840 6,070
1.50%, 02/15/2030 4,640 4,040
1.63%, 02/15/2026 2,808 2,630
1.63%, 05/15/2026 2,161 2,015
1.63%, 09/30/2026 495 459
1.63%, 10/31/2026 3,185 2,948
1.63%, 11/30/2026 2,925 2,704
1.63%, 08/15/2029 4,085 3,617
1.63%, 05/15/2031 10,765 9,282
1.63%, 11/15/2050 6,315 3,912
1.75%, 03/15/2025 4,605 4,384
1.75%, 12/31/2026 2,155 1,999
1.75%, 01/31/2029 14,125 12,672
1.75%, 11/15/2029 2,415 2,152
1.75%, 08/15/2041 8,245 5,816
1.88%, 08/31/2024 2,065 1,988
1.88%, 06/30/2026 3,625 3,403
1.88%, 07/31/2026 1,340 1,256
1.88%, 02/28/2027 4,970 4,616
1.88%, 02/28/2029 5,460 4,928
1.88%, 02/15/2032 13,535 11,763
1.88%, 02/15/2041 6,315 4,602
1.88%, 02/15/2051 9,470 6,255
1.88%, 11/15/2051 7,140 4,698
2.00%, 06/30/2024 14,970 14,476
2.00%, 02/15/2025 4,825 4,621
2.00%, 08/15/2025 3,995 3,802
2.00%, 11/15/2026 3,845 3,601
2.00%, 11/15/2041 5,785 4,251
2.00%, 02/15/2050 4,900 3,354
2.00%, 08/15/2051 7,230 4,917
2.13%, 07/31/2024 1,625 1,571
2.13%, 09/30/2024 11,710 11,296
2.13%, 11/30/2024 2,465 2,372
2.13%, 05/15/2025 3,870 3,702
2.13%, 05/31/2026 4,130 3,908
2.25%, 10/31/2024 1,950 1,882
2.25%, 11/15/2024 7,200 6,944
2.25%, 12/31/2024 4,000 3,851
2.25%, 11/15/2025 3,405 3,249
2.25%, 03/31/2026 1,425 1,356
2.25%, 02/15/2027 2,670 2,516
2.25%, 08/15/2027 4,875 4,570
2.25%, 11/15/2027 6,555 6,132
2.25%, 05/15/2041 6,930 5,359
2.25%, 08/15/2046 2,700 1,978
2.25%, 08/15/2049 6,950 5,049
2.25%, 02/15/2052 6,160 4,443
2.38%, 08/15/2024 7,555 7,325
2.38%, 04/30/2026 2,895 2,762
2.38%, 05/15/2027 1,810 1,710
2.38%, 03/31/2029 14,300 13,259
2.38%, 05/15/2029 6,050 5,604
2.38%, 02/15/2042 6,020 4,708
2.38%, 11/15/2049 3,305 2,467
2.38%, 05/15/2051 5,295 3,935
2.50%, 01/31/2025 6,200 5,988
2.50%, 02/28/2026 945 906
2.50%, 03/31/2027 1,825 1,733
2.50%, 02/15/2045 3,700 2,873
2.50%, 02/15/2046 1,520 1,174
2.50%, 05/15/2046 4,140 3,193
2.63%, 03/31/2025 2,525 2,442
2.63%, 04/15/2025 4,745 4,586

Schedule of Investments
Bond Market Index Fund
May 31, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal Amount
(000’s) Value (000’s)
U.S. Treasury (continued)
2.63%, 12/31/2025 $ 4,285 $ 4,125
2.63%, 01/31/2026 3,180 3,060
2.63%, 05/31/2027 5,440 5,183
2.63%, 02/15/2029 7,695 7,240
2.63%, 07/31/2029 4,540 4,260
2.75%, 02/28/2025 7,295 7,074
2.75%, 05/15/2025 4,995 4,837
2.75%, 06/30/2025 3,290 3,184
2.75%, 08/31/2025 13,465 13,023
2.75%, 04/30/2027 2,180 2,088
2.75%, 07/31/2027 8,070 7,718
2.75%, 02/15/2028 4,470 4,265
2.75%, 05/31/2029 2,500 2,365
2.75%, 08/15/2032 7,495 6,969
2.75%, 08/15/2042 739 613
2.75%, 11/15/2042 1,090 901
2.75%, 08/15/2047 4,745 3,828
2.75%, 11/15/2047 1,605 1,295
2.88%, 04/30/2025 3,325 3,227
2.88%, 05/31/2025 1,325 1,286
2.88%, 06/15/2025 10,905 10,582
2.88%, 11/30/2025 3,075 2,979
2.88%, 05/15/2028 3,870 3,709
2.88%, 08/15/2028 3,215 3,075
2.88%, 04/30/2029 2,520 2,401
2.88%, 05/15/2032 10,200 9,596
2.88%, 05/15/2043 2,880 2,424
2.88%, 08/15/2045 3,235 2,681
2.88%, 11/15/2046 600 496
2.88%, 05/15/2049 4,490 3,717
2.88%, 05/15/2052 6,070 5,026
3.00%, 06/30/2024 1,000 977
3.00%, 07/31/2024 9,350 9,134
3.00%, 07/15/2025 3,040 2,957
3.00%, 09/30/2025 540 525
3.00%, 10/31/2025 9,965 9,684
3.00%, 05/15/2042 1,705 1,475
3.00%, 11/15/2044 2,290 1,947
3.00%, 05/15/2045 825 700
3.00%, 11/15/2045 1,095 927
3.00%, 02/15/2047 2,980 2,517
3.00%, 05/15/2047 1,190 1,006
3.00%, 02/15/2048 3,500 2,958
3.00%, 08/15/2048 4,395 3,717
3.00%, 02/15/2049 5,175 4,384
3.00%, 08/15/2052 4,610 3,918
3.13%, 08/15/2025 7,555 7,367
3.13%, 08/31/2027 9,390 9,115
3.13%, 11/15/2028 6,035 5,838
3.13%, 08/31/2029 3,010 2,905
3.13%, 11/15/2041 435 386
3.13%, 02/15/2042 1,140 1,009
3.13%, 02/15/2043 815 715
3.13%, 08/15/2044 2,320 2,018
3.13%, 05/15/2048 5,475 4,735
3.25%, 08/31/2024 1,385 1,356
3.25%, 06/30/2027 1,635 1,595
3.25%, 06/30/2029 4,380 4,258
3.25%, 05/15/2042 5,235 4,702
3.38%, 05/15/2033 1,900 1,859
3.38%, 08/15/2042 3,025 2,764
3.38%, 05/15/2044 3,610 3,274
3.38%, 11/15/2048 3,420 3,099
3.50%, 09/15/2025 6,800 6,686
3.50%, 01/31/2028 3,970 3,916
3.50%, 04/30/2030 3,395 3,352
3.50%, 02/15/2033 10,369 10,246
3.50%, 02/15/2039 1,130 1,092
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal Amount
(000’s) Value (000’s)
U.S. Treasury (continued)
3.63%, 08/15/2043 $ 2,310 $ 2,186
3.63%, 02/15/2044 1,245 1,174
3.63%, 02/15/2053 5,335 5,124
3.75%, 08/15/2041 2,175 2,118
3.75%, 11/15/2043 3,045 2,933
3.88%, 03/31/2025 1,045 1,033
3.88%, 12/31/2027 5,365 5,373
3.88%, 09/30/2029 6,260 6,301
3.88%, 11/30/2029 1,800 1,813
3.88%, 08/15/2040 1,350 1,350
3.88%, 02/15/2043 1,735 1,703
4.00%, 02/15/2026 1,645 1,640
4.00%, 11/15/2042 5,720 5,724
4.00%, 11/15/2052 9,065 9,318
4.13%, 01/31/2025 3,170 3,143
4.13%, 11/15/2032 11,290 11,708
4.25%, 09/30/2024 3,370 3,342
4.25%, 10/15/2025 6,070 6,069
4.25%, 05/15/2039 375 395
4.25%, 11/15/2040 1,188 1,245
4.38%, 02/15/2038 495 531
4.38%, 11/15/2039 700 747
4.38%, 05/15/2040 695 741
4.38%, 05/15/2041 5,250 5,573
4.50%, 02/15/2036 440 481
4.50%, 05/15/2038 1,625 1,766
4.50%, 08/15/2039 730 792
4.63%, 02/28/2025 6,380 6,384
4.63%, 02/15/2040 1,345 1,479
4.75%, 02/15/2037 1,250 1,398
4.75%, 02/15/2041 674 751
5.00%, 05/15/2037 385 440
5.25%, 11/15/2028 409 437
5.25%, 02/15/2029 795 853
5.38%, 02/15/2031 1,100 1,225
5.50%, 08/15/2028 1,115 1,201
6.13%, 11/15/2027 700 765
6.25%, 05/15/2030 1,050 1,212
6.38%, 08/15/2027 1,540 1,687
6.50%, 11/15/2026 1,000 1,081
6.63%, 02/15/2027 450 491
$ 1,056,092
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,757,288
Total Investments $ 2,590,002
Other Assets and Liabilities -  (2.37)% (59,865)
TOTAL NET ASSETS - 100.00% $ 2,530,137
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $9,859 or
0.39% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $9,569 or 0.38% of net assets.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Security purchased on a when-issued basis.
(g) Non-income producing security
(h) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.

Schedule of Investments
Bond Market Index Fund
May 31, 2023 (unaudited)
See accompanying notes.

(i) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $5,695 or 0.23% of net assets.
(j) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(k) Security was purchased in a "to-be-announced" ("TBA") transaction.
Portfolio Summary
Sector Percent
Government 45 .44%
Mortgage Securities 27 .90%
Financial 8 .56%
Consumer, Non-cyclical 4 .43%
Money Market Funds 3 .58%
Communications 2 .19%
Utilities 2 .11%
Technology 2 .00%
Industrial 1 .80%
Energy 1 .59%
Consumer, Cyclical 1 .33%
Investment Companies 0 .74%
Basic Materials 0 .57%
Revenue Bonds 0 .06%
General Obligation Unlimited 0 .05%
Insured 0 .02%
Other Assets and Liabilities
( 2 .37 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2022 Purchases Sales May 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.97% $ — $ 400,580 $ 313,015 $ 87,565
Principal Government Money Market Fund - Institutional Class 4.92% 307,016 707,018 1,014,034 —
$ 307,016 $ 1,107,598 $ 1,327,049 $ 87,565
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.97% $ 2,884 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.92% 2,101 — — —
$ 4,985 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Capital Securities Fund
May 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .39 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .13%
Invesco Preferred ETF
(a)
121,647 $ 1,371
Money Market Funds - 2 .26%
BlackRock Liquidity FedFund - Institutional Class
5.01%
(b),(c)
5,202,926 5,203
Principal Government Money Market Fund - Class
R-6 4.97%
(b),(c),(d)
18,327,873 18,328
$ 23,531
TOTAL INVESTMENT COMPANIES $ 24,902
PREFERRED STOCKS - 0 .42 % Shares Held Value (000's)
Banks - 0 .26%
Cullen/Frost Bankers Inc 4.45%, 12/15/2025
(a),(e)
55,739 $ 1,017
Fulton Financial Corp 5.13%, 01/15/2026
(e)
86,116 1,375
Valley National Bancorp 6.25%, 06/30/2025
(a),(e)
16,801 287
3 Month USD LIBOR + 3.85%
$ 2,679
Diversified Financial Services - 0 .01%
Affiliated Managers Group Inc 4.20%, 09/30/2061 9,119 151
Insurance - 0 .06%
Assurant Inc 5.25%, 01/15/2061 30,074 590
Sovereign - 0 .09%
CoBank ACB 6.20%, 01/01/2025
(e)
10,000 947
3 Month USD LIBOR + 3.74%
TOTAL PREFERRED STOCKS $ 4,367
BONDS - 97 .22%
Principal
Amount (000's) Value (000's)
Banks - 56 .16%
Australia & New Zealand Banking Group Ltd/United
Kingdom
6.75%, 06/15/2026
(e),(f),(g),(h)
$ 1,900 $ 1,839
USD Swap Rate NY 5 Year + 5.17%
Banco Bilbao Vizcaya Argentaria SA
6.13%, 11/16/2027
(e),(f),(g)
600 489
USD Swap Semi-Annual 5 Year + 3.87%
6.50%, 03/05/2025
(e),(f),(g)
11,400 10,553
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.19%
Banco Santander SA
4.75%, 11/12/2026
(e),(f),(g)
10,000 7,737
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.75%
7.50%, 02/08/2024
(e),(f),(g)
400 384
USD Swap Semi-Annual 5 Year + 4.99%
Bank of America Corp
6.13%, 04/27/2027
(e),(f)
13,700 13,368
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.23%
Bank of New York Mellon Corp/The
3.70%, 03/20/2026
(e),(f)
25,000 21,860
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%
3.75%, 12/20/2026
(e),(f)
19,600 15,888
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%
4.63%, 09/20/2026
(e),(f)
7,300 6,424
CME Term Secured Overnight Financing Rate
3 Month + 3.39%
Bank of Nova Scotia/The
3.63%, 10/27/2081
(f)
7,600 5,444
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
4.90%, 06/04/2025
(e),(f)
24,000 21,850
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.55%
8.63%, 10/27/2082
(f)
3,300 3,390
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.39%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Barclays PLC
4.38%, 03/15/2028
(e),(f),(g)
$ 8,000 $ 5,289
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%
7.75%, 09/15/2023
(e),(f),(g)
10,120 9,792
USD Swap Semi-Annual 5 Year + 4.84%
8.00%, 06/15/2024
(e),(f),(g)
8,000 7,513
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.67%
8.00%, 03/15/2029
(e),(f),(g)
1,200 1,041
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
BNP Paribas SA
4.50%, 02/25/2030
(e),(f),(g),(h)
3,500 2,460
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
6.63%, 03/25/2024
(e),(f),(g)
800 769
USD Swap Semi-Annual 5 Year + 4.15%
7.38%, 08/19/2025
(e),(f),(g),(h)
6,103 5,936
USD Swap Semi-Annual 5 Year + 5.15%
Citigroup Inc
3.88%, 02/18/2026
(e),(f)
14,500 12,073
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.42%
4.00%, 12/10/2025
(e),(f)
8,000 6,850
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.60%
6.25%, 08/15/2026
(e),(f)
1,239 1,199
CME Term Secured Overnight Financing Rate
3 Month + 4.78%
7.38%, 05/15/2028
(e),(f)
8,500 8,436
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
Citizens Financial Group Inc
4.00%, 10/06/2026
(e),(f)
3,900 2,892
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.65%, 10/06/2025
(a),(e),(f)
6,500 5,739
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
Corestates Capital III
5.89%, 02/15/2027
(h)
22,771 20,680
3 Month USD LIBOR + 0.57%
Credit Agricole SA
7.88%, 01/23/2024
(e),(f),(g),(h)
16,083 15,922
USD Swap Semi-Annual 5 Year + 4.90%
7.88%, 01/23/2024
(e),(f),(g)
2,300 2,277
USD Swap Semi-Annual 5 Year + 4.90%
8.13%, 12/23/2025
(e),(f),(g),(h)
7,232 7,241
USD Swap Semi-Annual 5 Year + 6.19%
Danske Bank A/S
6.13%, 03/28/2024
(e),(f),(g)
6,600 6,336
USD Swap Semi-Annual 7 Year + 3.90%
7.00%, 06/26/2025
(e),(f),(g)
4,400 4,147
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.13%
Fifth Third Bancorp
4.50%, 09/30/2025
(e),(f)
2,200 1,897
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.22%
Goldman Sachs Group Inc/The
3.65%, 08/10/2026
(e),(f)
3,100 2,449
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
3.80%, 05/10/2026
(e),(f)
3,000 2,383
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%

Schedule of Investments
Capital Securities Fund
May 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The   (continued)
4.95%, 02/10/2025
(e),(f)
$ 1,000 $ 925
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.50%, 08/10/2024
(e),(f)
3,500 3,386
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.62%
HSBC Capital Funding Dollar 1 LP
10.18%, 06/30/2030
(e),(f),(h)
1,700 2,074
3 Month USD LIBOR + 4.98%
10.18%, 06/30/2030
(e),(f)
7,300 8,906
3 Month USD LIBOR + 4.98%
HSBC Holdings PLC
6.00%, 05/22/2027
(e),(f),(g)
3,000 2,660
USD Swap Rate NY 5 Year + 3.75%
6.38%, 09/17/2024
(e),(f),(g)
1,300 1,245
USD Swap Rate NY 5 Year + 3.71%
6.50%, 03/23/2028
(e),(f),(g)
500 451
USISDA01 + 3.61%
8.00%, 03/07/2028
(a),(e),(f),(g)
5,000 4,957
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.86%
Huntington Bancshares Inc/OH
4.45%, 10/15/2027
(e),(f)
19,200 15,263
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%
5.63%, 07/15/2030
(e),(f)
8,600 7,589
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%
Huntington Capital II
5.49%, 06/15/2028 2,400 2,018
3 Month USD LIBOR + 0.63%
Huntington National Bank/The
5.50%, 05/06/2030
(f)
2,000 1,891
CME Term Secured Overnight Financing Rate
3 Month + 5.35%
ING Groep NV
5.75%, 11/16/2026
(e),(f),(g)
7,000 6,204
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.34%
6.50%, 04/16/2025
(e),(f),(g)
500 463
USD Swap Semi-Annual 5 Year + 4.45%
6.75%, 04/16/2024
(e),(f),(g)
10,000 9,504
USD Swap Rate NY 5 Year + 4.20%
Intesa Sanpaolo SpA
7.70%, 09/17/2025
(e),(f),(g),(h)
7,000 6,480
USD Swap Semi-Annual 5 Year + 5.46%
JPMorgan Chase & Co
3.65%, 06/01/2026
(e),(f)
21,993 19,404
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
KeyCorp
5.00%, 09/15/2026
(e),(f)
3,775 2,631
CME Term Secured Overnight Financing Rate
3 Month + 3.87%
KeyCorp Capital I
5.92%, 07/01/2028 1,500 1,161
3 Month USD LIBOR + 0.74%
KeyCorp Capital III
7.75%, 07/15/2029 1,500 1,358
Lloyds Banking Group PLC
7.50%, 06/27/2024
(e),(f),(g)
4,300 4,138
USD Swap Semi-Annual 5 Year + 4.76%
7.50%, 09/27/2025
(e),(f),(g)
15,850 14,939
USD Swap Rate NY 5 Year + 4.50%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Lloyds Banking Group PLC   (continued)
7.95%, 11/15/2033
(f)
$ 1,800 $ 1,967
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.75%
8.00%, 09/27/2029
(e),(f),(g)
2,000 1,838
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.91%
M&T Bank Corp
3.50%, 09/01/2026
(e),(f)
8,000 5,195
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
5.13%, 11/01/2026
(e),(f)
4,000 3,041
3 Month USD LIBOR + 3.52%
6.45%, 02/15/2024
(a),(e),(f)
1,300 1,173
3 Month USD LIBOR + 3.61%
NatWest Group PLC
4.60%, 06/28/2031
(a),(e),(f),(g)
10,000 7,028
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.10%
6.00%, 12/29/2025
(e),(f),(g)
8,000 7,447
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.63%
8.00%, 08/10/2025
(e),(f),(g)
8,000 7,870
USD Swap Semi-Annual 5 Year + 5.72%
Nordea Bank Abp
6.13%, 09/23/2024
(e),(f),(g),(h)
4,300 4,056
USD Swap Semi-Annual 5 Year + 3.39%
6.63%, 03/26/2026
(e),(f),(g),(h)
15,600 14,607
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%
PNC Capital Trust C
5.53%, 06/01/2028 3,000 2,704
3 Month USD LIBOR + 0.57%
PNC Financial Services Group Inc/The
3.40%, 09/15/2026
(e),(f)
2,300 1,719
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%
6.00%, 05/15/2027
(e),(f)
13,600 12,187
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
6.20%, 09/15/2027
(a),(e),(f)
2,000 1,849
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%
6.25%, 03/15/2030
(e),(f)
7,500 6,806
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 2.81%
Regions Financial Corp
5.75%, 06/15/2025
(e),(f)
3,500 3,243
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
Skandinaviska Enskilda Banken AB
5.13%, 05/13/2025
(e),(f),(g)
5,000 4,577
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.46%
Societe Generale SA
7.38%, 10/04/2023
(e),(f),(g),(h)
5,500 5,278
USD Swap Semi-Annual 5 Year + 4.30%
7.38%, 10/04/2023
(e),(f),(g)
3,000 2,879
USD Swap Semi-Annual 5 Year + 4.30%
8.00%, 09/29/2025
(a),(e),(f),(g),(h)
3,500 3,272
USD Swap Rate NY 5 Year + 5.87%
Standard Chartered PLC
6.00%, 07/26/2025
(a),(e),(f),(g)
1,000 947
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%
7.01%, 07/30/2037
(a),(e),(f)
3,000 2,857
3 Month USD LIBOR + 1.46%

Schedule of Investments
Capital Securities Fund
May 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Standard Chartered PLC   (continued)
7.01%, 07/30/2037
(e),(f),(h)
$ 7,800 $ 7,429
3 Month USD LIBOR + 1.46%
Swedbank AB
5.63%, 09/17/2024
(e),(f),(g)
1,800 1,699
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.13%
Toronto-Dominion Bank/The
8.13%, 10/31/2082
(f)
5,200 5,329
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.08%
Truist Financial Corp
4.80%, 09/01/2024
(e),(f)
23,120 19,305
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
4.95%, 09/01/2025
(e),(f)
8,100 7,513
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.61%
5.52%, 03/15/2028 2,000 1,784
3 Month USD LIBOR + 0.65%
5.99%, 05/15/2027 4,500 3,939
3 Month USD LIBOR + 0.67%
UBS Group AG
3.88%, 06/02/2026
(e),(f),(g),(h)
10,000 7,447
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.10%
4.88%, 02/12/2027
(e),(f),(g),(h)
12,000 9,307
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.40%
6.88%, 08/07/2025
(e),(f),(g)
9,200 8,320
USD Swap Semi-Annual (VS 6 Month) 5 Year
+ 4.59%
7.00%, 01/31/2024
(e),(f),(g),(h)
1,400 1,337
USD Swap Semi-Annual 5 Year + 4.34%
7.00%, 01/31/2024
(e),(f),(g)
5,000 4,775
USD Swap Semi-Annual 5 Year + 4.34%
UniCredit SpA
8.00%, 06/03/2024
(e),(f),(g)
10,300 10,092
USD Swap Semi-Annual 5 Year + 5.18%
US Bancorp
3.70%, 01/15/2027
(e),(f)
32,500 23,700
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.54%
Wells Fargo & Co
3.90%, 03/15/2026
(e),(f)
10,800 9,461
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
$ 584,171
Diversified Financial Services - 9 .30%
Ally Financial Inc
4.70%, 05/15/2026
(e),(f)
10,500 7,430
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.87%
4.70%, 05/15/2028
(e),(f)
1,200 782
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 3.48%
American Express Co
3.55%, 09/15/2026
(e),(f)
27,000 22,124
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
Capital One Financial Corp
3.95%, 09/01/2026
(a),(e),(f)
10,200 7,582
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Charles Schwab Corp/The
4.00%, 06/01/2026
(e),(f)
$ 17,000 $ 13,892
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
5.38%, 06/01/2025
(e),(f)
13,207 12,696
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
Depository Trust & Clearing Corp/The
3.38%, 06/20/2026
(e),(f),(h)
2,500 1,854
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
Discover Financial Services
6.13%, 06/23/2025
(e),(f)
22,300 20,674
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.78%
Voya Financial Inc
4.70%, 01/23/2048
(f)
10,300 8,422
3 Month USD LIBOR + 2.08%
6.13%, 09/15/2023
(e),(f)
1,400 1,316
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
$ 96,772
Electric - 8 .58%
Algonquin Power & Utilities Corp
4.75%, 01/18/2082
(f)
4,500 3,600
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.25%
American Electric Power Co Inc
3.88%, 02/15/2062
(f)
7,100 5,715
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
Dominion Energy Inc
4.35%, 01/15/2027
(e),(f)
9,900 8,341
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.20%
4.65%, 12/15/2024
(e),(f)
24,300 20,962
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
5.75%, 10/01/2054
(f)
6,625 6,310
3 Month USD LIBOR + 3.06%
Duke Energy Corp
3.25%, 01/15/2082
(f)
5,000 3,737
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.32%
4.88%, 09/16/2024
(e),(f)
24,960 23,989
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%
Emera Inc
6.75%, 06/15/2076
(f)
5,700 5,458
3 Month USD LIBOR + 5.44%
Enel SpA
8.75%, 09/24/2073
(f),(h)
6,700 6,658
USD Swap Semi-Annual 5 Year + 5.88%
NextEra Energy Capital Holdings Inc
3.80%, 03/15/2082
(f)
2,000 1,662
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.55%
7.24%, 10/01/2066 3,341 2,756
3 Month USD LIBOR + 2.07%
$ 89,188
Food - 0 .41%
Dairy Farmers of America Inc
7.13%, 12/01/2026
(e),(h)
5,000 4,250

Schedule of Investments
Capital Securities Fund
May 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Gas - 0 .83%
NiSource Inc
5.65%, 06/15/2023
(e),(f)
$ 8,695 $ 8,644
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.84%
Hand & Machine Tools - 0 .15%
Stanley Black & Decker Inc
4.00%, 03/15/2060
(f)
2,100 1,565
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.66%
Insurance - 12 .44%
ACE Capital Trust II
9.70%, 04/01/2030 2,570 3,065
Allianz SE
3.20%, 10/30/2027
(e),(f),(g),(h)
5,000 3,633
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%
Allstate Corp/The
5.75%, 08/15/2053
(f)
6,900 6,727
3 Month USD LIBOR + 2.94%
American International Group Inc
5.75%, 04/01/2048
(f)
3,580 3,439
3 Month USD LIBOR + 2.87%
Aon Corp
8.21%, 01/01/2027 1,000 1,017
Argentum Netherlands BV for Swiss Re Ltd
5.75%, 08/15/2050
(f)
500 480
3 Month USD LIBOR + 3.59%
Argentum Netherlands BV for Zurich Insurance Co
Ltd
5.13%, 06/01/2048
(f)
2,000 1,903
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.27%
Cloverie PLC for Zurich Insurance Co Ltd
5.63%, 06/24/2046
(f)
4,900 4,839
3 Month USD LIBOR + 4.92%
Corebridge Financial Inc
6.88%, 12/15/2052
(f)
5,900 5,509
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.85%
Equitable Holdings Inc
4.95%, 09/15/2025
(e),(f)
1,448 1,308
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.74%
Everest Reinsurance Holdings Inc
7.71%, 05/01/2067 1,100 929
3 Month USD LIBOR + 2.39%
Liberty Mutual Group Inc
4.13%, 12/15/2051
(f),(h)
6,500 5,006
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.32%
7.80%, 03/07/2087
(h)
6,100 6,165
3 Month USD LIBOR + 3.58%
Liberty Mutual Insurance Co
7.70%, 10/15/2097
(h)
1,100 1,238
Lincoln National Corp
7.29%, 04/20/2067 1,245 766
3 Month USD LIBOR + 2.04%
MetLife Capital Trust IV
7.88%, 12/15/2067
(h)
2,200 2,296
MetLife Inc
3.85%, 09/15/2025
(e),(f)
7,200 6,685
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
6.40%, 12/15/2066 700 690
9.25%, 04/08/2068
(h)
10,372 12,161
3 Month USD LIBOR + 5.54%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
MetLife Inc   (continued)
10.75%, 08/01/2069 $ 4,300 $ 5,595
3 Month USD LIBOR + 7.55%
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen
5.88%, 05/23/2042
(f),(h)
3,600 3,622
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
Nippon Life Insurance Co
2.75%, 01/21/2051
(f),(h)
4,600 3,801
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
2.90%, 09/16/2051
(f),(h)
10,500 8,691
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%
5.10%, 10/16/2044
(f)
785 769
USD Swap Semi-Annual 5 Year + 3.65%
Prudential Financial Inc
3.70%, 10/01/2050
(f)
9,500 8,026
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
Sumitomo Life Insurance Co
3.38%, 04/15/2081
(f),(h)
5,000 4,325
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.75%
Zurich Finance Ireland Designated Activity Co
3.00%, 04/19/2051
(f)
26,800 20,969
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.78%
3.50%, 05/02/2052
(f)
7,200 5,701
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.79%
$ 129,355
Oil & Gas - 1 .22%
BP Capital Markets PLC
4.38%, 06/22/2025
(e),(f)
9,500 9,120
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.04%
4.88%, 03/22/2030
(e),(f)
3,900 3,544
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%
$ 12,664
Pipelines - 4 .68%
Enbridge Inc
5.75%, 07/15/2080
(f)
5,000 4,508
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.00%, 01/15/2077
(a),(f)
1,500 1,411
3 Month USD LIBOR + 3.89%
6.25%, 03/01/2078
(f)
11,000 10,171
3 Month USD LIBOR + 3.64%
7.63%, 01/15/2083
(f)
2,000 2,016
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.42%
Enterprise Products Operating LLC
5.25%, 08/16/2077
(f)
9,881 8,542
3 Month USD LIBOR + 3.03%
5.38%, 02/15/2078
(f)
1,300 1,059
3 Month USD LIBOR + 2.57%
Transcanada Trust
5.50%, 09/15/2079
(f)
12,500 10,540
Secured Overnight Financing Rate + 4.42%
5.60%, 03/07/2082
(f)
7,300 6,121
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.99%
5.63%, 05/20/2075
(f)
600 568
3 Month USD LIBOR + 3.53%

Schedule of Investments
Capital Securities Fund
May 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Transcanada Trust   (continued)
5.88%, 08/15/2076
(f)
$ 4,000 $ 3,743
3 Month USD LIBOR + 4.64%
$ 48,679
REITs - 0 .71%
Scentre Group Trust 2
4.75%, 09/24/2080
(f),(h)
4,000 3,608
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.38%
5.13%, 09/24/2080
(f),(h)
4,500 3,801
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.69%
$ 7,409
Sovereign - 0 .86%
CoBank ACB
4.25%, 01/01/2027
(e),(f)
2,000 1,600
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.05%
6.25%, 10/01/2026
(e),(f)
1,000 935
3 Month USD LIBOR + 4.66%
6.45%, 10/01/2027
(e),(f)
5,000 4,662
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.49%
Farm Credit Bank of Texas
5.70%, 09/15/2025
(e),(f),(h)
1,900 1,748
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.42%
$ 8,945
Telecommunications - 1 .38%
Vodafone Group PLC
3.25%, 06/04/2081
(f)
8,000 7,034
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%
4.13%, 06/04/2081
(f)
9,250 7,359
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
$ 14,393
Transportation - 0 .50%
BNSF Funding Trust I
6.61%, 12/15/2055
(f)
5,400 5,173
3 Month USD LIBOR + 2.35%
TOTAL BONDS $ 1,011,208
Total Investments $ 1,040,477
Other Assets and Liabilities -  (0.03)% (313)
TOTAL NET ASSETS - 100.00% $ 1,040,164
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $15,514 or 1.49% of net assets.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $16,173 or
1.55% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(f) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(g) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $247,175 or 23.76% of net assets.
(h) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $188,222 or 18.10% of net assets.
Portfolio Summary
Sector Percent
Financial 78 .94%
Utilities 9 .41%
Energy 5 .90%
Money Market Funds 2 .26%
Communications 1 .38%
Government 0 .95%
Industrial 0 .65%
Consumer, Non-cyclical 0 .41%
Investment Companies 0 .13%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2022 Purchases Sales May 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.97% $ — $ 265,083 $ 246,755 $ 18,328
Principal Government Money Market Fund - Institutional Class 4.92% 6,388 116,134 122,522 —
$ 6,388 $ 381,217 $ 369,277 $ 18,328
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.97% $ 298 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.92% 58 — — —
$ 356 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 7.27% Shares Held Value (000's)
Closed-End Funds - 0.06%
Sprott Physical Uranium Trust
(a)
174,200 $ 2,235
Exchange-Traded Funds - 2.50%
Invesco Optimum Yield Diversified Commodity
Strategy No K-1 ETF
990,445 13,104
iShares Global Infrastructure ETF 596,591 27,622
Schwab US TIPS ETF 417,777 22,021
SPDR S&P Global Natural Resources ETF 223,897 11,546
Vanguard Real Estate ETF 171,133 13,691
$ 87,984
Money Market Funds - 4.71%
BlackRock Liquidity FedFund - Institutional Class
5.01%
(a),(b),(c)
17,160,065 17,16 0
BlackRock Liquidity Funds Treasury Trust Fund -
Institutional Class 5.08%
(a),(b)
20,884,053 20,884
Principal Government Money Market Fund - Class
R-6 4.97%
(b),(c),(d)
127,805,015 127,805
$ 165,849
TOTAL INVESTMENT COMPANIES $ 256,068
COMMON STOCKS - 59.26% Shares Held Value (000's)
Agriculture - 0.46%
Adecoagro SA 395,203 $ 3,454
Archer-Daniels-Midland Co 46,919 3,315
Bunge Ltd 56,039 5,191
Darling Ingredients Inc
(e)
66,982 4,246
$ 16,206
Automobile Parts & Equipment - 0.05%
Aptiv PLC
(e)
21,270 1,873
Beverages - 0.02%
Vitasoy International Holdings Ltd 492,000 805
Building Materials - 0.39%
American Woodmark Corp
(e)
3,915 233
Builders FirstSource Inc
(e)
5,005 580
Dexco SA 306,920 532
Interfor Corp
(e)
83,464 1,221
Kingspan Group PLC 18,445 1,228
Lennox International Inc 6,173 1,701
Louisiana-Pacific Corp 16,168 946
Nibe Industrier AB 130,869 1,252
Trex Co Inc
(e)
28,954 1,487
UFP Industries Inc 19,083 1,491
West Fraser Timber Co Ltd 45,598 3,077
$ 13,748
Chemicals - 0.62%
CF Industries Holdings Inc 118,251 7,274
Chr Hansen Holding A/S 26,680 1,941
Croda International PLC 16,120 1,224
DSM-Firmenich AG
(e)
18,973 2,110
Ingevity Corp
(e)
8,994 424
Lenzing AG
(e)
4,087 237
Mosaic Co/The 81,832 2,615
Nutrien Ltd 115,955 6,111
$ 21,936
Coal - 0.35%
Teck Resources Ltd 317,730 12,414
Commercial Services - 2.75%
ALEATICA SAB de CV
(e)
10,209,945 19,538
Ashtead Group PLC 26,226 1,602
Atlas Arteria Ltd 6,165,530 25,666
Brambles Ltd 264,944 2,365
CCR SA 3,880,344 10,348
Cengage Learning Holdings II Inc
(e)
2,772 30
Transurban Group 3,872,566 37,355
$ 96,904
Computers - 0.00%
IQOR US Inc
(e)
14,193 7
COMMON STOCKS (continued) Shares Held Value (000’s)
Consumer Products - 0.06%
Kimberly-Clark Corp 12,449 $ 1,671
Ontex Group NV
(e)
41,646 318
$ 1,989
Cosmetics & Personal Care - 0.10%
Essity AB 53,567 1,427
Procter & Gamble Co/The 3,953 563
Unicharm Corp 37,400 1,420
$ 3,410
Distribution & Wholesale - 0.01%
Veritiv Corp 2,425 256
Electric - 15.12%
Ameren Corp 113,466 9,199
American Electric Power Co Inc 280,450 23,311
Boralex Inc 78,840 2,178
Brookfield Renewable Corp
(f)
319,224 10,720
CLP Holdings Ltd 1,711,000 12,466
CMS Energy Corp 214,209 12,420
Constellation Energy Corp 93,530 7,858
CPFL Energia SA 1,889,431 11,314
Edison International 327,069 22,084
EDP - Energias de Portugal SA 6,114,412 29,868
EDP Renovaveis SA 99,345 1,975
EDP Renovaveis SA - Bonus Shares
(e)
89,553 24
Enel SpA 4,053,318 25,512
Entergy Corp 175,937 17,277
Eversource Energy 179,494 12,426
Exelon Corp 537,327 21,305
Iberdrola SA 2,571,622 31,405
National Grid PLC 3,588,593 49,441
NextEra Energy Inc 669,001 49,145
OGE Energy Corp 552,579 19,495
Ormat Technologies Inc 21,256 1,809
Orsted AS
(g)
94,315 8,298
PPL Corp 470,066 12,316
Public Service Enterprise Group Inc 443,533 26,501
Red Electrica Corp SA 715,167 12,128
Sempra Energy 126,409 18,144
Southern Co/The 357,306 24,922
SSE PLC 1,329,816 31,191
Terna - Rete Elettrica Nazionale 1,791,568 15,053
Xcel Energy Inc 193,923 12,661
$ 532,446
Electrical Components & Equipment - 0.27%
Delta Electronics Inc 224,000 2,300
Generac Holdings Inc
(e)
12,970 1,413
Legrand SA 21,630 2,050
Littelfuse Inc 8,540 2,187
Signify NV
(g)
60,775 1,551
$ 9,501
Electronics - 0.29%
Azbil Corp 47,600 1,503
Badger Meter Inc 10,789 1,487
Halma PLC 81,144 2,435
Hubbell Inc 6,449 1,822
Silergy Corp 100,000 1,293
Trimble Inc
(e)
37,526 1,751
$ 10,291
Energy - Alternate Sources - 0.59%
NextEra Energy Partners LP
(f)
261,337 15,659
SolarEdge Technologies Inc
(e)
5,542 1,579
Vestas Wind Systems A/S
(e)
67,126 1,912
Xinyi Solar Holdings Ltd 1,534,000 1,515
$ 20,665
Engineering & Construction - 3.44%
Aena SME SA
(g)
215,818 33,864
AFRY AB 9,361 142
Auckland International Airport Ltd
(e)
1,631,573 8,720
Cellnex Telecom SA - Rights
(g)
306,362 12,416

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction (continued)
China Tower Corp Ltd
(g)
52,332,000 $ 5,748
Enav SpA
(g)
5,072,797 21,468
Ferrovial SA 486,450 15,093
Fluor Corp
(e)
209,551 5,566
Grupo Aeroportuario del Centro Norte SAB de CV 724,261 7,489
Sacyr SA 1,517,229 4,555
Vinci SA 53,288 6,070
$ 121,131
Entertainment - 0.00%
Cineworld Group PLC - Warrants
(e)
29,862 —
Environmental Control - 0.17%
Befesa SA
(g)
28,700 1,071
Energy Recovery Inc
(e)
53,554 1,275
Li-Cycle Holdings Corp
(e),(f)
60,230 285
Pentair PLC 45,056 2,499
TOMRA Systems ASA 52,370 833
$ 5,963
Forest Products & Paper - 0.46%
Acadian Timber Corp
(f)
78,198 948
Canfor Corp
(e)
88,008 1,244
Empresas CMPC SA 351,325 601
Holmen AB 44,362 1,681
International Paper Co 39,237 1,155
Mercer International Inc 18,499 160
Mondi PLC 92,986 1,441
Nine Dragons Paper Holdings Ltd 478,000 265
Oji Holdings Corp 372,000 1,432
Sappi Ltd 311,052 688
Smurfit Kappa Group PLC 47,683 1,699
Suzano SA 315,000 2,795
Sylvamo Corp 2,863 113
UPM-Kymmene Oyj 51,392 1,545
Western Forest Products Inc
(f)
383,453 285
$ 16,052
Gas - 2.09%
China Gas Holdings Ltd 3,204,600 3,634
China Resources Gas Group Ltd 3,041,693 10,014
Enagas SA 1,003,608 19,177
Italgas SpA 1,787,836 10,206
NiSource Inc 164,197 4,415
Snam SpA 4,996,138 26,190
$ 73,636
Healthcare - Products - 0.16%
Carestream Health Inc
(e)
17,410 61
Hengan International Group Co Ltd 128,095 545
Repligen Corp
(e)
9,385 1,576
Revvity Inc 11,707 1,350
Tecan Group AG 5,169 1,986
$ 5,518
Healthcare - Services - 0.00%
Millennium Health LLC
(e),(h),(i)
20,580 3
Millennium Health LLC
(e),(h),(i)
19,318 1
$ 4
Home Builders - 0.20%
DR Horton Inc 10,480 1,120
KB Home 32,013 1,387
Lennar Corp - A Shares 2,153 230
NVR Inc
(e)
41 228
PulteGroup Inc 11,876 785
Sumitomo Forestry Co Ltd 69,200 1,558
Toll Brothers Inc 24,522 1,660
$ 6,968
Insurance - 0.13%
Hannover Rueck SE 12,677 2,717
Lancashire Holdings Ltd 232,865 1,799
$ 4,516
Internet - 0.00%
Catalina Marketing Corp
(e)
4,112 12
COMMON STOCKS (continued) Shares Held Value (000’s)
Iron & Steel - 0.00%
Novolipetsk Steel PJSC
(e)
1,124,750 $ —
Severstal PAO
(e)
149,085 —
$ —
Leisure Products & Services - 0.05%
Shimano Inc 11,300 1,771
Lodging - 0.08%
Travel + Leisure Co 77,000 2,808
Machinery - Construction & Mining - 0.13%
Caterpillar Inc 6,241 1,284
Terex Corp 31,082 1,441
Vertiv Holdings Co 93,230 1,800
$ 4,525
Machinery - Diversified - 0.23%
ANDRITZ AG 5,761 309
Duerr AG 9,030 265
Flowserve Corp 40,922 1,332
Husqvarna AB 53,259 395
Spirax-Sarco Engineering PLC 17,628 2,403
Valmet Oyj 28,224 832
Watts Water Technologies Inc 9,215 1,460
Zurn Elkay Water Solutions Corp 50,293 1,132
$ 8,128
Media - 0.00%
Cumulus Media Inc
(e),(f)
6 —
Metal Fabrication & Hardware - 0 .09%
Advanced Drainage Systems Inc 19,051 1,844
Valmont Industries Inc 5,537 1,452
$ 3,296
Mining - 1.97%
Alcoa Corp 195,300 6,195
Anglo American PLC 116,153 3,200
Antofagasta PLC 238,657 3,971
Cameco Corp 427,407 11,899
Capstone Copper Corp
(e)
621,094 2,452
Energy Fuels Inc/Canada
(e),(f)
361,004 2,123
First Quantum Minerals Ltd 314,230 6,583
Freeport-McMoRan Inc 300,150 10,307
Ivanhoe Mines Ltd
(e)
614,354 4,499
Lynas Rare Earths Ltd
(e)
311,258 1,519
NexGen Energy Ltd
(e)
937,223 3,618
Norsk Hydro ASA 433,291 2,622
Pilbara Minerals Ltd 1,293,143 3,707
Polyus PJSC 12,459 —
South32 Ltd 2,673,441 6,835
$ 69,530
Miscellaneous Manufacturers - 0.04%
Carlisle Cos Inc 6,258 1,329
Oil & Gas - 3.11%
BP PLC 1,879,266 10,558
California Resources Corp 5,818 218
California Resources Corp - Warrants
(e)
439 3
Chesapeake Energy Corp 43,749 3,292
ConocoPhillips 51,441 5,108
Empresas Copec SA 95,567 690
EOG Resources Inc 60,281 6,468
EQT Corp 201,385 7,002
Hess Corp 92,143 11,672
Marathon Petroleum Corp 68,874 7,226
Occidental Petroleum Corp 206,019 11,879
Quarternorth Energy Holding Inc
(e)
75,260 10,373
Quarternorth Energy Holding Inc - Warrants
(e)
37,753 274
Quarternorth Energy Holding Inc - Warrants
(e)
19,603 181
Shell PLC 424,555 11,672
Transocean Ltd
(e)
1,573,867 9,003
Vantage Drilling International
(e)
4,456 81
Weatherford International PLC
(e)
162,479 9,170
Woodside Energy Group Ltd 203,546 4,504
$ 109,374

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas Services - 0.43%
Halliburton Co 105,158 $ 3,013
NOV Inc 125,981 1,772
Schlumberger NV 243,887 10,446
$ 15,231
Packaging & Containers - 0.49%
Clearwater Paper Corp
(e)
8,603 262
DS Smith PLC 324,279 1,227
Graphic Packaging Holding Co 88,334 2,111
Huhtamaki Oyj 14,150 463
Klabin SA 354,000 1,468
Packaging Corp of America 12,855 1,594
SIG Group AG
(e)
54,303 1,485
Sonoco Products Co 36,202 2,167
Stora Enso Oyj 174,219 2,210
Svenska Cellulosa AB SCA 227,047 3,019
Westrock Co 51,473 1,442
$ 17,448
Pipelines - 5.43%
APA Group 3,537,798 23,094
Cheniere Energy Inc 102,719 14,357
Enbridge Inc 1,086,582 38,253
Gibson Energy Inc 1,236,090 19,950
Kinder Morgan Inc 1,202,480 19,372
Koninklijke Vopak NV 175,525 6,169
ONEOK Inc 154,602 8,760
Pembina Pipeline Corp 462,744 14,010
TC Energy Corp 1,054,987 41,065
Williams Cos Inc/The 211,930 6,074
$ 191,104
Private Equity - 0.25%
CapitaLand Investment Ltd/Singapore 3,627,300 8,877
Real Estate - 1.45%
CK Asset Holdings Ltd 911,900 4,915
Mitsui Fudosan Co Ltd 956,400 18,236
Qualitas Ltd 1,648,569 2,874
Sun Hung Kai Properties Ltd 1,220,300 15,547
Swiss Prime Site AG 61,600 5,210
Wharf Real Estate Investment Co Ltd 868,000 4,283
$ 51,065
REITs - 13.92%
Agree Realty Corp 102,461 6,608
Alexandria Real Estate Equities Inc 104,288 11,832
Allied Properties Real Estate Investment Trust 165,500 2,709
American Homes 4 Rent 297,780 10,208
American Tower Corp 147,110 27,133
Apartment Income REIT Corp 28,900 1,002
AvalonBay Communities Inc 93,166 16,209
Camden Property Trust 89,949 9,397
CapitaLand Ascendas REIT 2,413,600 4,817
CapitaLand Ascott Trust 206,803 162
CapitaLand Integrated Commercial Trust 3,449,906 5,103
Centuria Industrial REIT 1,546,126 3,166
Cousins Properties Inc 218,953 4,362
Crown Castle Inc 198,583 22,481
CubeSmart 132,366 5,882
Daiwa Office Investment Corp 316 1,314
Dexus 365,989 1,954
Equinix Inc 34,852 25,984
Equity LifeStyle Properties Inc 38,600 2,438
Essex Property Trust Inc 54,213 11,713
Extra Space Storage Inc 102,735 14,822
First Industrial Realty Trust Inc 128,200 6,664
Gaming and Leisure Properties Inc 158,900 7,649
Goodman Group 603,934 7,705
Healthcare Realty Trust Inc 229,700 4,275
Host Hotels & Resorts Inc 411,252 6,827
Inmobiliaria Colonial Socimi SA 482,453 2,833
InterRent Real Estate Investment Trust 184,960 1,789
InvenTrust Properties Corp 177,200 3,808
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Invitation Homes Inc 494,650 $ 16,759
Japan Hotel REIT Investment Corp 7,200 4,086
Japan Metropolitan Fund Invest 12,992 9,187
Kilroy Realty Corp 187,996 5,102
Klepierre SA 389,224 8,845
Link REIT 1,653,644 9,616
Mapletree Industrial Trust 3,434,500 5,763
Merlin Properties Socimi SA 676,800 5,579
Minto Apartment Real Estate Investment Trust
(g)
185,442 2,005
Nippon Accommodations Fund Inc 1,000 4,863
Nippon Prologis REIT Inc 2,567 5,379
Park Hotels & Resorts Inc 190,183 2,461
PotlatchDeltic Corp 107,896 5,020
Prologis Inc 245,364 30,560
Public Storage 26,100 7,394
Rayonier Inc 211,746 6,209
Regency Centers Corp 121,977 6,864
Rexford Industrial Realty Inc 265,515 14,455
Sabra Health Care REIT Inc 259,400 2,921
Safestore Holdings PLC 608,851 7,094
Segro PLC 662,871 6,589
Simon Property Group Inc 42,400 4,458
Sun Communities Inc 106,003 13,423
UNITE Group PLC/The 792,342 8,840
United Urban Investment Corp 4,354 4,622
Ventas Inc 350,791 15,133
VICI Properties Inc 660,711 20,436
Warehouses De Pauw CVA 195,100 5,489
Welltower Inc 217,344 16,216
Weyerhaeuser Co 146,863 4,209
$ 490,423
Retail - 0.07%
Belk Inc
(e),(h)
139 1
Gymboree Corp/The
(e),(h)
17,842 —
Gymboree Holding Corp
(e),(h)
48,577 —
Home Depot Inc/The 4,107 1,164
Lowe's Cos Inc 5,863 1,179
$ 2,344
Semiconductors - 0.05%
Bright Bidco
(e)
15,091 29
Bright Bidco
(e),(i)
11,047 21
Monolithic Power Systems Inc 3,599 1,763
$ 1,813
Software - 0.27%
Altair Engineering Inc
(e)
24,670 1,809
Avaya Holdings Corp
(e)
12,893 202
Avaya Holdings Corp
(e)
61,266 957
Cadence Design Systems Inc
(e)
8,661 2,000
Nemetschek SE 21,281 1,670
PTC Inc
(e)
19,673 2,644
Skillsoft Corp
(e)
93,356 145
$ 9,427
Telecommunications - 0.11%
NEXTDC Ltd
(e)
460,573 3,802
Windstream
(e)
9,809 93
Windstream - Warrants
(e)
17,064 162
$ 4,057
Transportation - 1.49%
American Commercial Lines Inc
(e),(h)
573 16
American Commercial Lines Inc - Warrants
(e),(h)
603 17
East Japan Railway Co 166,300 9,168
Frontline PLC 175,498 2,480
Scorpio Tankers Inc 50,756 2,323
Union Pacific Corp 79,061 15,221
West Japan Railway Co 551,541 23,099
$ 52,324

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Water - 1.87%
American Water Works Co Inc 12,258 $ 1,771
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP ADR
121,199 1,263
Essential Utilities Inc 190,554 7,763
Pennon Group PLC 1,638,828 15,780
Severn Trent PLC 546,630 18,884
United Utilities Group PLC 1,425,365 17,976
Veolia Environnement SA 76,916 2,271
$ 65,708
TOTAL COMMON STOCKS $ 2,086,833
CONVERTIBLE PREFERRED STOCKS
- 0.00% Shares Held Value (000's)
Software - 0.00%
Riverbed Technology Inc 0.23%
(h)
12,193 $ —
TOTAL CONVERTIBLE PREFERRED STOCKS $ —
PREFERRED STOCKS - 0.40% Shares Held Value (000's)
Electric - 0.39%
Centrais Eletricas Brasileiras SA 1.49% 1,764,403 $ 13,782
Transportation - 0.01%
American Commercial Lines Inc Preferred A
1.87%
(h)
1,684 37
American Commercial Lines Inc Preferred A - Anti-
Dilution Warrants 0.00%, 04/30/2045
(e)
26,916 7
American Commercial Lines Inc Preferred A -
Warrants 0.00%, 04/30/2045
(e),(h)
2,243 50
American Commercial Lines Inc Preferred B
2.50%
(h)
2,428 97
American Commercial Lines Inc Preferred B - Anti-
Dilution Warrants 0.00%, 04/30/2045
(e)
20,472 7
American Commercial Lines Inc Preferred B -
Warrants 0.00%, 04/30/2045
(e),(h)
1,706 68
$ 266
TOTAL PREFERRED STOCKS $ 14,048
BONDS - 0.60%
Principal
Amount (000's) Value (000's)
Banks - 0.08%
Bank of America Corp
5.20%, 04/25/2029
(j)
$ 730 $ 727
Secured Overnight Financing Rate + 1.63%
5.29%, 04/25/2034
(j)
735 730
Secured Overnight Financing Rate + 1.91%
Morgan Stanley
5.16%, 04/20/2029
(j)
725 723
Secured Overnight Financing Rate + 1.59%
5.25%, 04/21/2034
(j)
735 730
Secured Overnight Financing Rate + 1.87%
$ 2,910
Biotechnology - 0.02%
Amgen Inc
5.25%, 03/02/2030 720 726
Electric - 0.04%
Pacific Gas and Electric Co
3.15%, 01/01/2026 91 85
4.50%, 07/01/2040 1,591 1,234
$ 1,319
Internet - 0.02%
Meta Platforms Inc
5.75%, 05/15/2063 745 742
Mortgage Backed Securities - 0.23%
BRAVO Residential Funding Trust 2023-NQM3
4.85%, 09/25/2062
(g),(k)
765 742
CSMC 2022-NQM4 Trust
4.82%, 06/25/2067
(g),(k)
687 674
CSMC 2022-NQM5 Trust
5.17%, 05/25/2067
(g),(k)
1,402 1,373
Ellington Financial Mortgage Trust 2021-3
1.24%, 09/25/2066
(g),(k)
919 719
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Homeward Opportunities Fund Trust 2022-1
5.08%, 07/25/2067
(g),(k)
$ 689 $ 678
J.P. Morgan Mortgage Trust 2023-DSC1
4.62%, 07/25/2063
(g),(k)
400 377
OBX 2022-NQM9 Trust
6.45%, 09/25/2062
(g),(k)
905 912
PRKCM 2022-AFC2 Trust
5.33%, 08/25/2057
(g),(k)
221 217
SG Residential Mortgage Trust 2021-1
1.16%, 07/25/2061
(g),(k)
1,066 843
SG Residential Mortgage Trust 2022-2
5.35%, 08/25/2062
(g),(k)
351 345
Verus Securitization Trust 2022-7
5.15%, 07/25/2067
(g),(k)
1,025 1,011
Verus Securitization Trust 2022-INV2
6.79%, 10/25/2067
(g),(k)
295 297
$ 8,188
Other Asset Backed Securities - 0.14%
AMSR 2022-SFR3 Trust
4.00%, 10/17/2039
(g)
1,051 944
New Residential Mortgage Loan Trust 2022-SFR2
4.00%, 09/04/2039
(g)
1,060 944
Pagaya AI Technology in Housing Trust 2022-1
4.25%, 08/25/2025
(g)
660 611
Progress Residential 2022-SFR6 Trust
6.04%, 07/20/2039
(g)
1,035 997
Progress Residential 2022-SFR7 Trust
5.50%, 10/27/2039
(g)
1,385 1,315
$ 4,811
Pipelines - 0.04%
Cheniere Energy Partners LP
4.00%, 03/01/2031 825 726
Energy Transfer LP
5.00%, 05/15/2050 900 736
$ 1,462
Sovereign - 0.01%
United Kingdom Inflation-Linked Gilt
0.25%, 03/22/2052 GBP 106 105
Telecommunications - 0.02%
Sprint LLC
7.63%, 02/15/2025 $ 705 722
TOTAL BONDS $ 20,985
SENIOR FLOATING RATE INTERESTS
- 2.07%
Principal
Amount (000's) Value (000's)
Advertising - 0.05%
ABG Intermediate Holdings 2 LLC
8.58%, 12/21/2028
(l)
$ 37 $ 36
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
11.08%, 12/20/2029
(l)
240 222
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
Clear Channel Outdoor Holdings Inc
8.75%, 08/07/2026
(l)
953 895
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Dotdash Meredith Inc
9.12%, 12/01/2028
(l)
528 486
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Red Ventures LLC
7.98%, 02/24/2030
(l)
183 178
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 1,817

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2023 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense - 0.02%
TransDigm Inc
8.15%, 08/24/2028
(l)
$ 596 $ 592
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Agriculture - 0.00%
Sycamore Buyer LLC
7.47%, 07/23/2029
(l)
63 60
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
Airlines - 0.05%
AAdvantage Loyalty IP Ltd
10.00%, 03/10/2028
(l)
451 453
3 Month USD LIBOR + 4.75%
Mileage Plus Holdings LLC
10.21%, 06/21/2027
(l)
120 124
3 Month USD LIBOR + 5.25%
SkyMiles IP Ltd
8.56%, 09/16/2027
(l)
290 300
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
United Airlines Inc
8.89%, 04/21/2028
(l)
232 230
3 Month USD LIBOR + 3.75%
WestJet Airlines Ltd
8.25%, 12/11/2026
(l)
612 564
1 Month USD LIBOR + 3.00%
$ 1,671
Apparel - 0.00%
Birkenstock US BidCo Inc
8.55%, 04/28/2028
(l)
110 108
1 Month USD LIBOR + 3.75%
Automobile Parts & Equipment - 0.01%
Clarios Global LP
8.80%, 04/19/2030
(l)
515 509
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Dexko Global Inc
8.91%, 10/04/2028
(l)
40 38
1 Month USD LIBOR + 3.75%
$ 547
Beverages - 0.02%
City Brewing Co LLC
8.76%, 04/05/2028
(l)
91 43
1 Month USD LIBOR + 3.50%
Naked Juice LLC
8.25%, 01/24/2029
(l)
23 21
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
11.00%, 01/24/2030
(l)
82 61
CME Term Secured Overnight Financing
Rate 3 Month + 6.00%
Pegasus Bidco BV
9.34%, 05/05/2029
(l)
150 147
Secured Overnight Financing Rate + 4.25%
Triton Water Holdings Inc
8.66%, 03/31/2028
(l)
452 428
3 Month USD LIBOR + 3.50%
$ 700
Building Materials - 0.02%
Chariot Buyer LLC
8.27%, 10/22/2028
(l)
463 439
1 Month USD LIBOR + 3.50%
Cornerstone Building Brands Inc
8.31%, 04/12/2028
(l)
76 69
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Building Materials (continued)
Zurn LLC
7.03%, 10/04/2028
(l)
$ 231 $ 230
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
$ 738
Chemicals - 0.06%
ASP Unifrax Holdings Inc
8.91%, 12/12/2025
(l)
329 296
3 Month USD LIBOR + 3.75%
Axalta Coating Systems US Holdings Inc
7.90%, 12/07/2029
(l)
188 187
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Diamond BC BV
8.06%, 09/29/2028
(l)
16 16
3 Month USD LIBOR + 2.75%
Discovery Purchaser Corp
9.28%, 08/04/2029
(l)
284 268
CME Term Secured Overnight Financing
Rate 3 Month + 4.38%
Ecovyst Catalyst Technologies LLC
7.65%, 06/08/2028
(l)
145 143
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Innophos Holdings Inc
8.27%, 02/05/2027
(l)
208 204
1 Month USD LIBOR + 3.25%
Kraton Corp
8.54%, 03/15/2029
(l)
163 162
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Nouryon USA LLC
0.00%, 04/02/2028
(l),(m)
355 348
7.89%, 10/01/2025
(l)
120 120
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Trinseo Materials Operating SCA
7.02%, 09/06/2024
(l)
242 228
3 Month USD LIBOR + 2.00%
WR Grace Holdings LLC
8.94%, 09/22/2028
(l)
31 30
3 Month USD LIBOR + 3.75%
$ 2,002
Commercial Services - 0.12%
Anticimex Global AB
8.45%, 11/16/2028
(l)
247 241
3 Month USD LIBOR + 3.50%
Avis Budget Car Rental LLC
6.85%, 08/06/2027
(l)
291 285
1 Month USD LIBOR + 1.75%
8.58%, 03/16/2029
(l)
107 107
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
AVSC Holding Corp
15.00%, PIK 0.00%, 10/15/2026
(l),(n)
101 105
Belron Finance US LLC
7.56%, 10/30/2026
(l)
107 107
3 Month USD LIBOR + 2.25%
Belron Luxembourg Sarl
7.83%, 04/18/2029
(l)
105 104
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
CHG Healthcare Services Inc
8.27%, 09/29/2028
(l)
70 68
1 Month USD LIBOR + 3.25%
Driven Brands Holdings Inc
8.15%, 12/17/2028
(l)
237 228
12 Month USD LIBOR + 3.00%

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2023 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Hertz Corp/The
8.27%, 06/14/2028
(l)
$ 467 $ 462
1 Month USD LIBOR + 3.25%
8.27%, 06/14/2028
(l)
90 89
1 Month USD LIBOR + 3.25%
Prime Security Services Borrower LLC
7.84%, 09/23/2026
(l)
801 795
3 Month USD LIBOR + 2.75%
Sabert Corp
9.56%, 12/10/2026
(l)
209 207
1 Month USD LIBOR + 4.50%
Syniverse Holdings LLC/DE
11.90%, 05/13/2027
(l)
588 522
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%
Trans Union LLC
6.77%, 11/13/2026
(l)
176 174
1 Month USD LIBOR + 1.75%
7.27%, 11/17/2028
(l)
204 202
1 Month USD LIBOR + 2.25%
Travelport Finance Luxembourg Sarl
6.52%, PIK 7.25%, 02/28/2025
(l),(n)
217 212
3 Month USD LIBOR + 7.00%
Verscend Holding Corp
9.02%, 08/27/2025
(l)
22 21
1 Month USD LIBOR + 4.00%
Wand NewCo 3 Inc
7.90%, 02/05/2026
(l)
209 204
1 Month USD LIBOR + 3.00%
WEX Inc
7.09%, 03/31/2028
(l)
84 84
1 Month USD LIBOR + 2.25%
$ 4,217
Computers - 0.05%
Amentum Government Services Holdings LLC
8.91%, 02/15/2029
(l)
207 192
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
iQor US Inc
12.53%, 11/20/2024
(l)
151 148
1 Month USD LIBOR + 7.50%
12.75%, 11/20/2025
(l)
416 298
1 Month USD LIBOR + 7.50%
McAfee Corp
8.84%, 03/01/2029
(l)
282 263
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
NCR Corp
7.78%, 08/28/2026
(l)
224 219
3 Month USD LIBOR + 2.50%
Perforce Software Inc
8.77%, 07/01/2026
(l)
155 145
1 Month USD LIBOR + 3.75%
Tempo Acquisition LLC
7.98%, 08/31/2028
(l)
438 437
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Vision Solutions Inc
9.26%, 04/23/2028
(l)
131 118
3 Month USD LIBOR + 4.00%
$ 1,820
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Consumer Products - 0.01%
Kronos Acquisition Holdings Inc
8.70%, 12/22/2026
(l)
$ 25 $ 24
3 Month USD LIBOR + 3.75%
11.28%, 12/22/2026
(l)
239 232
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
$ 256
Cosmetics & Personal Care - 0.00%
Conair Holdings LLC
8.91%, 05/17/2028
(l)
104 97
3 Month USD LIBOR + 3.75%
Distribution & Wholesale - 0.01%
Core & Main LP
7.82%, 07/27/2028
(l)
283 280
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Diversified Financial Services - 0.02%
Avolon TLB Borrower 1 US LLC
6.65%, 02/12/2027
(l)
146 142
1 Month USD LIBOR + 1.50%
Ditech Holding Corp
0.00%, 06/30/2022
(e),(l)
875 44
3 Month USD LIBOR + 6.00%
FleetCor Technologies Operating Co LLC
6.77%, 04/28/2028
(l)
183 180
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Fly Funding II Sarl
7.09%, 08/09/2025
(l)
479 438
3 Month USD LIBOR + 1.75%
$ 804
Electric - 0.05%
Calpine Corp
7.02%, 08/12/2026
(l)
168 166
1 Month USD LIBOR + 2.00%
Constellation Renewables LLC
7.46%, 12/11/2027
(l)
50 50
3 Month USD LIBOR + 2.50%
Talen Energy Supply LLC
9.59%, 04/26/2030
(l)
836 816
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
9.59%, 04/26/2030
(l)
678 661
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
$ 1,693
Electronics - 0.01%
Coherent Corp
7.85%, 07/01/2029
(l)
91 90
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Ingram Micro Inc
8.66%, 06/30/2028
(l)
213 205
3 Month USD LIBOR + 3.50%
TTM Technologies Inc
7.57%, 09/28/2024
(l)
29 29
3 Month USD LIBOR + 2.50%
$ 324
Engineering & Construction - 0.03%
Apple Bidco LLC
0.00%, 09/22/2028
(l),(m)
250 248
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
7.77%, 07/14/2028
(l)
147 143
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2023 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Engineering & Construction (continued)
Brown Group Holding LLC
7.58%, 06/07/2028
(l)
$ 366 $ 353
1 Month USD LIBOR + 2.50%
8.78%, 06/08/2029
(l)
49 48
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Centuri Group Inc
7.45%, 08/18/2028
(l)
204 202
3 Month USD LIBOR + 2.50%
$ 994
Entertainment - 0.17%
AMC Entertainment Holdings Inc
8.11%, 03/20/2026
(l)
852 658
1 Month USD LIBOR + 3.00%
Bally's Corp
8.36%, 08/06/2028
(l)
207 198
1 Month USD LIBOR + 3.25%
Caesars Entertainment Inc
8.33%, 01/20/2030
(l)
210 208
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Churchill Downs Inc
7.08%, 03/17/2028
(l)
73 72
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Cinemark USA Inc
0.00%, 05/21/2030
(l),(m)
250 246
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Crown Finance US Inc
0.00%, 02/07/2025
(e),(l)
1,070 231
3 Month USD LIBOR + 2.50%
0.00%, 09/30/2026
(e),(l)
599 129
3 Month USD LIBOR + 2.75%
15.16%, 09/08/2023
(l)
1,387 1,409
CME Term Secured Overnight Financing
Rate 1 Month + 10.00%
Crown UK Holdco Ltd
0.00%, 02/28/2023
(e),(l)
564 122
3 Month USD LIBOR + 2.75%
Delta 2 Lux Sarl
8.23%, 01/15/2030
(l)
5 5
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Everi Holdings Inc
7.52%, 06/30/2028
(l)
312 308
1 Month USD LIBOR + 2.50%
Flutter Financing BV
8.41%, 09/16/2028
(l)
248 248
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Lions Gate Capital Holdings LLC
7.27%, 03/24/2025
(l)
206 202
3 Month USD LIBOR + 2.25%
Merlin Entertainment
8.41%, 11/12/2026
(l)
62 61
3 Month USD LIBOR + 3.25%
8.41%, 11/12/2026
(l)
9 9
3 Month USD LIBOR + 3.25%
Nascar Holdings LLC
7.60%, 10/19/2026
(l)
182 182
1 Month USD LIBOR + 2.50%
PCI Gaming Authority
7.52%, 05/29/2026
(l)
243 242
1 Month USD LIBOR + 2.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Scientific Games Holdings LP
8.42%, 02/04/2029
(l)
$ 124 $ 119
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Scientific Games International Inc
8.07%, 04/14/2029
(l)
126 125
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
SeaWorld Parks & Entertainment Inc
8.06%, 08/25/2028
(l)
141 140
1 Month USD LIBOR + 3.00%
Stars Group Holdings BV
7.41%, 07/21/2026
(l)
731 727
3 Month USD LIBOR + 2.25%
William Morris Endeavor Entertainment LLC
7.78%, 05/16/2025
(l)
217 214
3 Month USD LIBOR + 2.75%
$ 5,855
Environmental Control - 0.01%
Covanta Holding Corp
7.48%, 11/17/2028
(l)
15 15
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
7.65%, 11/17/2028
(l)
196 193
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
GFL Environmental Inc
8.15%, 05/27/2027
(l)
268 267
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 475
Food - 0.03%
8th Avenue Food & Provisions Inc
8.73%, 09/19/2025
(l)
262 232
1 Month USD LIBOR + 3.75%
9.85%, 10/01/2025
(l)
46 41
1 Month USD LIBOR + 4.75%
CHG PPC Parent LLC
8.06%, 12/08/2028
(l)
232 228
1 Month USD LIBOR + 3.00%
Froneri US Inc
7.41%, 01/31/2027
(l)
41 40
1 Month USD LIBOR + 2.25%
Total Produce USA Holdings Inc
7.39%, 08/03/2028
(l)
9 9
1 Month USD LIBOR + 2.00%
US Foods Inc
7.02%, 09/14/2026
(l)
247 246
1 Month USD LIBOR + 2.00%
7.77%, 11/22/2028
(l)
127 127
1 Month USD LIBOR + 2.75%
$ 923
Forest Products & Paper - 0.01%
Asplundh Tree Expert LLC
6.77%, 09/06/2027
(l)
359 356
1 Month USD LIBOR + 1.75%
Hand & Machine Tools - 0.01%
Alliance Laundry Systems LLC
8.56%, 09/30/2027
(l)
228 226
3 Month USD LIBOR + 3.50%
Healthcare - Products - 0.10%
Avantor Funding Inc
7.33%, 11/08/2027
(l)
44 44
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2023 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products (continued)
Bausch + Lomb Corp
8.46%, 05/10/2027
(l)
$ 669 $ 646
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Carestream Health Inc
12.50%, 09/30/2027
(l)
806 566
CME Term Secured Overnight Financing
Rate 1 Month + 7.50%
Curia Global Inc
8.83%, 08/30/2026
(l)
477 401
1 Month USD LIBOR + 3.75%
Embecta Corp
7.79%, 03/31/2029
(l)
57 56
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
ICU Medical Inc
7.55%, 12/15/2028
(l)
18 18
1 Month USD LIBOR + 2.50%
Insulet Corp
8.35%, 05/04/2028
(l)
86 85
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Medline Borrower LP
8.27%, 10/23/2028
(l)
828 802
1 Month USD LIBOR + 3.25%
Viant Medical Holdings Inc
8.77%, 07/02/2025
(l)
276 262
1 Month USD LIBOR + 3.75%
Vyaire Medical Inc
9.94%, 04/16/2025
(l)
892 625
3 Month USD LIBOR + 4.75%
$ 3,505
Healthcare - Services - 0.09%
Catalent Pharma Solutions Inc
7.19%, 02/22/2028
(l)
197 189
1 Month USD LIBOR + 2.00%
DaVita Inc
6.85%, 08/12/2026
(l)
132 129
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Global Medical Response Inc
9.20%, 03/14/2025
(l)
197 136
1 Month USD LIBOR + 4.25%
9.24%, 10/02/2025
(l)
508 352
1 Month USD LIBOR + 4.25%
ICON Luxembourg Sarl
7.41%, 07/03/2028
(l)
415 414
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
Onex TSG Intermediate Corp
10.06%, 02/25/2028
(l)
60 54
1 Month USD LIBOR + 4.75%
Phoenix Guarantor Inc
8.27%, 03/05/2026
(l)
101 97
1 Month USD LIBOR + 3.25%
Phoenix Newco Inc
8.27%, 11/15/2028
(l)
758 732
1 Month USD LIBOR + 3.25%
Select Medical Corp
7.53%, 03/06/2025
(l)
433 431
1 Month USD LIBOR + 2.50%
Surgery Center Holdings Inc
8.86%, 09/03/2026
(l)
475 472
1 Month USD LIBOR + 3.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Team Health Holdings Inc
7.77%, 02/06/2024
(l)
$ 227 $ 184
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
10.24%, 03/02/2027
(l)
15 9
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
US Radiology Specialists Inc
10.33%, 12/10/2027
(l)
56 53
3 Month USD LIBOR + 5.25%
$ 3,252
Home Furnishings - 0.02%
AI Aqua Merger Sub Inc
8.80%, 07/30/2028
(l)
370 355
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
MillerKnoll Inc
7.27%, 07/19/2028
(l)
360 346
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Weber-Stephen Products LLC
8.33%, 10/30/2027
(l)
197 171
1 Month USD LIBOR + 3.25%
$ 872
Insurance - 0.06%
Acrisure LLC
8.52%, 02/15/2027
(l)
273 253
1 Month USD LIBOR + 3.50%
Alliant Holdings Intermediate LLC
8.56%, 11/04/2027
(l)
131 127
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
8.63%, 11/06/2027
(l)
244 237
1 Month USD LIBOR + 3.50%
AmWINS Group Inc
7.83%, 02/18/2028
(l)
60 59
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Asurion LLC
8.02%, 11/03/2024
(l)
156 155
1 Month USD LIBOR + 3.00%
8.27%, 07/31/2027
(l)
125 114
1 Month USD LIBOR + 3.25%
10.27%, 01/20/2029
(l)
165 135
1 Month USD LIBOR + 5.25%
BroadStreet Partners Inc
4.28%, 01/26/2029
(l)
125 123
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
8.02%, 01/27/2027
(l)
58 56
1 Month USD LIBOR + 3.00%
8.27%, 01/27/2027
(l)
94 92
1 Month USD LIBOR + 3.25%
HUB International Ltd
8.14%, 04/25/2025
(l)
162 161
3 Month USD LIBOR + 3.00%
8.40%, 04/25/2025
(l)
102 102
1 Month USD LIBOR + 3.25%
9.07%, 10/30/2029
(l)
125 123
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
USI Inc/NY
8.65%, 11/14/2029
(l)
496 488
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 2,225

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2023 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Internet - 0.02%
Catalina Marketing Corp
14.57%, 04/23/2027
(l)
$ 168 $ 101
3 Month USD LIBOR + 9.50%
CNT Holdings I Corp
8.46%, 11/08/2027
(l)
151 147
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Gen Digital Inc
7.08%, 09/12/2029
(l)
586 576
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
$ 824
Leisure Products & Services - 0.09%
Alterra Mountain Co
0.00%, 05/08/2030
(l),(m)
713 708
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Carnival Corp
8.02%, 06/30/2025
(l)
429 425
6 Month USD LIBOR + 3.00%
8.27%, 10/18/2028
(l)
113 109
6 Month USD LIBOR + 3.25%
ClubCorp Holdings Inc
7.77%, 09/18/2024
(l)
609 570
3 Month USD LIBOR + 2.75%
Equinox Holdings Inc
8.16%, 03/08/2024
(l)
460 412
3 Month USD LIBOR + 3.00%
Hayward Industries Inc
7.52%, 05/28/2028
(l)
480 465
1 Month USD LIBOR + 2.50%
Life Time Inc
9.01%, 01/14/2026
(l)
153 152
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
SRAM LLC
7.77%, 05/18/2028
(l)
221 217
1 Month USD LIBOR + 2.75%
$ 3,058
Lodging - 0.02%
Fertitta Entertainment LLC/NV
9.15%, 01/13/2029
(l)
811 780
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Machinery - Diversified - 0.04%
Ali Group North America Corp
7.27%, 07/30/2029
(l)
399 396
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Chart Industries Inc
8.92%, 12/07/2029
(l)
235 233
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Copeland
0.00%, 05/03/2030
(l),(m)
300 297
TK Elevator US Newco Inc
8.60%, 07/30/2027
(l)
82 79
6 Month USD LIBOR + 3.50%
Victory Buyer LLC
8.88%, 11/18/2028
(l)
295 257
1 Month USD LIBOR + 3.75%
$ 1,262
Media - 0.10%
Altice Financing SA
9.99%, 10/31/2027
(l)
140 130
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Cengage Learning Inc
9.88%, 07/14/2026
(l)
$ 435 $ 410
6 Month USD LIBOR + 4.75%
CSC Holdings LLC
9.56%, 01/16/2028
(l)
539 475
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Diamond Sports Group LLC
8.03%, 08/24/2026
(l)
2,296 91
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Directv Financing LLC
10.02%, 08/02/2027
(l)
595 564
1 Month USD LIBOR + 5.00%
Gray Television Inc
7.61%, 01/02/2026
(l)
137 132
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
iHeartCommunications Inc
8.02%, 05/01/2026
(l)
569 444
1 Month USD LIBOR + 3.00%
LCPR Loan Financing LLC
12.61%, 10/13/2028
(l)
145 143
1 Month USD LIBOR + 3.75%
McGraw-Hill Education Inc
9.82%, 07/28/2028
(l)
365 342
1 Month USD LIBOR + 4.75%
Nexstar Media Inc
7.52%, 09/18/2026
(l)
173 170
1 Month USD LIBOR + 2.50%
Radiate Holdco LLC
8.28%, 09/25/2026
(l)
115 95
1 Month USD LIBOR + 3.25%
Univision Communications Inc
7.90%, 03/15/2024
(l)
58 58
3 Month USD LIBOR + 2.75%
Virgin Media Bristol LLC
7.61%, 01/31/2028
(l)
61 58
1 Month USD LIBOR + 2.50%
WideOpenWest Finance LLC
7.90%, 12/20/2028
(l)
209 203
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Ziggo Financing Partnership
7.61%, 04/28/2028
(l)
236 225
1 Month USD LIBOR + 2.50%
$ 3,540
Metal Fabrication & Hardware - 0.01%
Grinding Media Inc
9.20%, 10/12/2028
(l)
233 221
1 Month USD LIBOR + 4.00%
Miscellaneous Manufacturers - 0.02%
Gates Global LLC
7.58%, 03/31/2027
(l)
653 645
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Oil & Gas - 0.09%
Gulf Finance LLC
11.85%, 08/25/2026
(l)
584 562
1 Month USD LIBOR + 6.75%
Quarternorth Energy Holding Inc
13.02%, 08/27/2026
(l)
2,494 2,477
1 Month USD LIBOR + 8.00%
$ 3,039
Packaging & Containers - 0.03%
Berry Global Inc
6.85%, 07/01/2026
(l)
177 175
1 Month USD LIBOR + 1.75%

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2023 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
Clydesdale Acquisition Holdings Inc
9.26%, 04/13/2029
(l)
$ 103 $ 98
CME Term Secured Overnight Financing
Rate 1 Month + 4.18%
Kloeckner Pentaplast of America Inc
10.13%, 02/12/2026
(l)
287 261
CME Term Secured Overnight Financing
Rate 6 Month + 4.75%
Pactiv Evergreen Group Holdings Inc
8.35%, 02/05/2026
(l)
27 27
1 Month USD LIBOR + 3.25%
8.35%, 09/22/2028
(l)
314 307
1 Month USD LIBOR + 3.50%
Plaze Inc
8.85%, 08/03/2026
(l)
108 98
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 966
Pharmaceuticals - 0.07%
Amneal Pharmaceuticals LLC
8.56%, 05/04/2025
(l)
170 151
3 Month USD LIBOR + 3.50%
Gainwell Acquisition Corp
9.00%, 10/01/2027
(l)
274 259
3 Month USD LIBOR + 4.00%
Grifols Worldwide Operations USA Inc
7.02%, 11/15/2027
(l)
497 477
1 Month USD LIBOR + 2.00%
Jazz Financing Lux Sarl
8.52%, 05/05/2028
(l)
468 467
1 Month USD LIBOR + 3.50%
Mallinckrodt International Finance SA
10.36%, 09/30/2027
(l)
351 241
3 Month USD LIBOR + 5.25%
10.61%, 09/30/2027
(l)
269 185
3 Month USD LIBOR + 5.50%
Organon & Co
8.00%, 06/02/2028
(l)
577 574
3 Month USD LIBOR + 3.00%
PRA Health Sciences Inc
7.09%, 07/03/2028
(l)
103 103
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
$ 2,457
Pipelines - 0.02%
BCP Renaissance Parent LLC
8.40%, 10/31/2026
(l)
157 156
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Buckeye Partners LP
7.28%, 11/01/2026
(l)
77 76
1 Month USD LIBOR + 2.25%
Freeport LNG Investments LLLP
8.25%, 11/17/2026
(l)
456 436
3 Month USD LIBOR + 3.00%
Oryx Midstream Services Permian Basin LLC
8.40%, 10/04/2028
(l)
85 84
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
TransMontaigne Operating Co LP
8.48%, 11/03/2028
(l)
80 78
1 Month USD LIBOR + 3.50%
Traverse Midstream Partners LLC
8.73%, 09/21/2024
(l)
39 38
CME Term Secured Overnight Financing
Rate 6 Month + 4.25%
$ 868
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Real Estate - 0.00%
Cushman & Wakefield US Borrower LLC
8.33%, 01/31/2030
(l)
$ 19 $ 18
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Retail - 0.09%
1011778 BC ULC
6.77%, 11/19/2026
(l)
403 394
1 Month USD LIBOR + 1.75%
Academy Ltd
8.78%, 11/05/2027
(l)
158 159
1 Month USD LIBOR + 3.75%
Belk Inc
10.00%, PIK 0.00%, 07/31/2025
(l),(n)
1,132 136
12.46%, 07/31/2025
(l)
232 193
3 Month USD LIBOR + 7.50%
EG America LLC
9.02%, 02/07/2025
(l)
10 9
3 Month USD LIBOR + 4.00%
IRB Holding Corp
8.08%, 12/15/2027
(l)
283 274
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Jo-Ann Stores LLC
10.02%, 07/07/2028
(l)
852 446
3 Month USD LIBOR + 4.75%
LS Group OpCo Acquistion LLC
8.28%, 11/02/2027
(l)
212 207
1 Month USD LIBOR + 3.25%
Michaels Cos Inc/The
9.41%, 04/15/2028
(l)
218 191
3 Month USD LIBOR + 4.25%
PetSmart LLC
8.83%, 02/11/2028
(l)
843 830
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Reverb Buyer Inc
8.24%, 10/06/2028
(l)
97 90
3 Month USD LIBOR + 3.50%
RH
7.53%, 10/20/2028
(l)
279 249
1 Month USD LIBOR + 2.50%
Serta Simmons Bedding LLC
0.00%, 08/10/2023
(l),(m)
18 18
1 Month USD LIBOR + 7.50%
Staples Inc
10.30%, 04/09/2026
(l)
209 178
3 Month USD LIBOR + 5.00%
$ 3,374
Semiconductors - 0.01%
Bright Bidco BV
13.05%, 10/31/2027
(l)
794 439
CME Term Secured Overnight Financing
Rate 1 Month + 8.00%
MACOM Technology Solutions Holdings Inc
7.27%, 05/17/2024
(l)
68 67
3 Month USD LIBOR + 2.25%
$ 506
Software - 0.22%
AthenaHealth Group Inc
8.46%, 02/15/2029
(l)
11 10
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
8.60%, 02/15/2029
(l)
3 3
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Boxer Parent Co Inc
8.77%, 10/02/2025
(l)
113 112
1 Month USD LIBOR + 3.75%

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2023 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Camelot Finance SA
8.02%, 10/30/2026
(l)
$ 9 $ 9
1 Month USD LIBOR + 3.00%
CCC Intelligent Solutions Inc
7.27%, 09/21/2028
(l)
180 177
3 Month USD LIBOR + 2.25%
Central Parent Inc
9.15%, 06/07/2029
(l)
165 162
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
Ceridian HCM Holding Inc
7.52%, 04/04/2025
(l)
126 125
1 Month USD LIBOR + 2.50%
DTI Holdco Inc
9.80%, 04/26/2029
(l)
297 273
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Dun & Bradstreet Corp/The
8.55%, 02/06/2026
(l)
5 5
1 Month USD LIBOR + 3.25%
Epicor Software Corp
8.27%, 07/30/2027
(l)
742 720
1 Month USD LIBOR + 3.25%
Finastra USA Inc
8.66%, 06/13/2024
(l)
662 628
3 Month USD LIBOR + 3.50%
Genesys Cloud Services Holdings II LLC
9.07%, 12/01/2027
(l)
508 495
1 Month USD LIBOR + 4.00%
Greenway Health LLC
8.96%, 02/16/2024
(l)
307 226
3 Month USD LIBOR + 4.25%
IGT Holding IV AB
8.81%, 03/31/2028
(l)
140 138
3 Month USD LIBOR + 3.40%
Informatica LLC
7.81%, 10/27/2028
(l)
340 337
1 Month USD LIBOR + 2.75%
Open Text Corp
8.58%, 11/16/2029
(l)
648 647
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Physician Partners LLC
9.05%, 12/26/2028
(l)
117 109
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Playtika Holding Corp
7.77%, 03/11/2028
(l)
128 125
1 Month USD LIBOR + 2.75%
Project Ruby Ultimate Parent Corp
8.52%, 03/10/2028
(l)
245 234
1 Month USD LIBOR + 3.25%
Quartz AcquireCo LLC
0.00%, 04/13/2030
(l),(m)
95 94
Rackspace Technology Global Inc
7.91%, 02/15/2028
(l)
1,707 671
3 Month USD LIBOR + 2.75%
Riverbed Technology Inc
10.84%, PIK 2.00%, 12/08/2026
(l),(n)
1,420 325
3 Month USD LIBOR + 6.00%
Sophia LP
8.66%, 10/07/2027
(l)
153 149
3 Month USD LIBOR + 3.50%
SS&C Technologies Inc
6.77%, 04/16/2025
(l)
203 201
1 Month USD LIBOR + 1.75%
6.77%, 04/16/2025
(l)
180 178
1 Month USD LIBOR + 1.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
SS&C Technologies Inc   (continued)
6.77%, 04/16/2025
(l)
$ 131 $ 130
1 Month USD LIBOR + 1.75%
UKG Inc
8.27%, 05/04/2026
(l)
533 511
3 Month USD LIBOR + 3.25%
8.90%, 05/04/2026
(l)
204 197
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
West Technology Group LLC
9.30%, 04/10/2027
(l)
534 476
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Zelis Payments Buyer Inc
8.52%, 09/30/2026
(l)
58 57
1 Month USD LIBOR + 3.50%
ZoomInfo LLC
7.83%, 02/23/2028
(l)
292 291
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 7,815
Telecommunications - 0.20%
Altice France SA/France
8.95%, 01/31/2026
(l)
54 49
CME Term Secured Overnight Financing
Rate 1 Month + 3.69%
9.32%, 08/14/2026
(l)
615 555
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Avaya Inc
14.92%, 07/31/2028
(l)
1,778 1,631
CME Term Secured Overnight Financing
Rate 1 Month + 7.50%
Cincinnati Bell Inc
8.33%, 11/23/2028
(l)
90 84
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
CommScope Inc
8.27%, 04/06/2026
(l)
422 395
1 Month USD LIBOR + 3.25%
Cyxtera DC Holdings Inc
8.07%, 05/01/2024
(l)
797 467
3 Month USD LIBOR + 3.00%
10.16%, 04/30/2024
(l)
89 87
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
Dawn Acquisitions LLC
8.91%, 12/31/2025
(l)
2,045 1,155
3 Month USD LIBOR + 3.75%
Delta Topco Inc
8.66%, 12/01/2027
(l)
311 292
3 Month USD LIBOR + 3.75%
EOS US Finco LLC
10.91%, 08/03/2029
(l)
214 212
CME Term Secured Overnight Financing
Rate 3 Month + 6.00%
Frontier Communications Holdings LLC
8.81%, 05/01/2028
(l)
618 572
3 Month USD LIBOR + 3.75%
Gogo Intermediate Holdings LLC
8.85%, 04/28/2028
(l)
75 74
3 Month USD LIBOR + 3.75%
Intelsat Jackson Holdings SA
9.44%, 01/26/2029
(l)
463 455
CME Term Secured Overnight Financing
Rate 6 Month + 4.25%

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2023 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Iridium Satellite LLC
7.58%, 11/06/2026
(l)
$ 346 $ 345
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
MLN US Holdco LLC
9.56%, 11/30/2025
(l)
1,058 259
6 Month USD LIBOR + 4.50%
11.78%, 10/17/2027
(l)
615 338
CME Term Secured Overnight Financing
Rate 3 Month + 6.80%
Zayo Group Holdings Inc
8.02%, 02/19/2027
(l)
125 96
1 Month USD LIBOR + 3.00%
$ 7,066
Transportation - 0.01%
Genesee & Wyoming Inc
7.00%, 12/30/2026
(l)
202 201
3 Month USD LIBOR + 2.00%
XPO Inc
6.85%, 02/24/2025
(l)
5 5
1 Month USD LIBOR + 1.75%
$ 206
TOTAL SENIOR FLOATING RATE INTERESTS $ 73,054
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 31.70%
Principal
Amount (000's) Value (000's)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 0.48%
4.50%, 06/01/2053
(o)
$ 8,760 $ 8,485
5.00%, 06/01/2053
(o)
8,650 8,520
$ 17,005
U.S. Treasury - 0.05%
1.88%, 02/15/2041 805 587
3.88%, 02/15/2043 1,207 1,185
$ 1,772
U.S. Treasury Bill - 13.19%
4.48%, 06/06/2023
(a),(p)
13,605 13,595
4.54%, 06/15/2023
(a),(p)
6,385 6,372
4.79%, 09/14/2023
(a),(p),(q)
19,900 19,606
4.83%, 06/13/2023
(a),(p)
18,405 18,373
4.83%, 08/24/2023
(a),(p),(q),(r)
61,000 60,267
4.87%, 10/12/2023
(a),(p),(r)
5,000 4,903
4.89%, 06/20/2023
(a),(p)
4,305 4,293
4.90%, 06/01/2023
(a),(p)
14,375 14,375
4.93%, 09/07/2023
(a),(p)
16,100 15,879
4.94%, 06/08/2023
(a),(p)
18,650 18,631
4.95%, 08/08/2023
(a),(p),(q),(r)
120,000 118,874
4.96%, 08/31/2023
(a),(p)
7,700 7,598
5.07%, 08/22/2023
(a),(p)
93,765 92,667
5.09%, 08/17/2023
(a),(p)
730 722
5.09%, 08/29/2023
(a),(p)
24,855 24,536
5.09%, 09/12/2023
(a),(p)
16,525 16,285
5.11%, 09/05/2023
(a),(p)
13,705 13,521
5.25%, 09/19/2023
(a),(p)
14,260 14,034
$ 464,531
U.S. Treasury Inflation-Indexed Obligations - 17.98%
0.13%, 07/15/2024 21,338 20,711
0.13%, 10/15/2024 19,658 19,006
0.13%, 04/15/2025 16,395 15,698
0.13%, 10/15/2025 18,578 17,754
0.13%, 04/15/2026 15,670 14,830
0.13%, 07/15/2026 16,732 15,863
0.13%, 10/15/2026 22,031 20,819
0.13%, 04/15/2027 22,188 20,773
0.13%, 01/15/2030 12,770 11,616
0.13%, 07/15/2030 22,574 20,503
0.13%, 01/15/2031 22,900 20,629
0.13%, 07/15/2031 23,954 21,506
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Inflation-Indexed Obligations (continued)
0.13%, 01/15/2032 $ 24,407 $ 21,762
0.13%, 02/15/2051 8,683 5,756
0.13%, 02/15/2052 9,428 6,223
0.25%, 01/15/2025 20,565 19,808
0.25%, 07/15/2029 17,629 16,317
0.25%, 02/15/2050 8,277 5,763
0.38%, 07/15/2025 22,928 22,102
0.38%, 01/15/2027 17,743 16,827
0.38%, 07/15/2027 19,187 18,194
0.50%, 01/15/2028 8,341 7,891
0.63%, 01/15/2026 19,007 18,309
0.63%, 07/15/2032
(r)
26,402 24,571
0.63%, 02/15/2043 8,520 6,984
0.75%, 07/15/2028 14,770 14,170
0.75%, 02/15/2042 10,675 9,062
0.75%, 02/15/2045 12,583 10,385
0.88%, 01/15/2029 14,919 14,318
0.88%, 02/15/2047 8,165 6,841
1.00%, 02/15/2046 6,721 5,828
1.00%, 02/15/2048 5,759 4,946
1.00%, 02/15/2049 5,446 4,668
1.13%, 01/15/2033 23,697 22,977
1.25%, 04/15/2028 4,234 4,149
1.38%, 02/15/2044 11,720 11,036
1.50%, 02/15/2053 4,767 4,626
1.63%, 10/15/2027 23,288 23,235
1.75%, 01/15/2028 7,895 7,902
2.00%, 01/15/2026 9,331 9,309
2.13%, 02/15/2040 4,513 4,855
2.13%, 02/15/2041 6,162 6,634
2.38%, 01/15/2025 15,465 15,411
2.38%, 01/15/2027 9,020 9,174
2.50%, 01/15/2029 8,142 8,506
3.38%, 04/15/2032 3,598 4,151
3.63%, 04/15/2028 8,681 9,444
3.88%, 04/15/2029 9,979 11,196
$ 633,038
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,116,346
TOTAL PURCHASED OPTIONS - 0.03% $ 1,016
Total Investments $ 3,568,350
Other Assets and Liabilities -  (1.33)% (46,604)
TOTAL NET ASSETS - 100.00% $ 3,521,746
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $48,150 or
1.37% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $17,492 or 0.50% of net assets.
(g) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $99,420 or 2.82% of net assets.
(h) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(i) Restricted Security. Please see Restricted Securities sub-schedule for additional information.

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2023 (unaudited)
See accompanying notes.

(j) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(k) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(l) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(m) This Senior Floating Rate Note will settle after May 31, 2023, at which time the interest rate will be determined.
(n) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(o) Security was purchased in a "to-be-announced" ("TBA") transaction.
(p) Rate shown is the discount rate of the original purchase.
(q) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$50,144 or 1.42% of net assets.
(r) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $47,955 or 1.36% of net assets.
Portfolio Summary
Sector Percent
Government 31.23%
Utilities 19.56%
Financial 15.91%
Energy 10.06%
Industrial 7.25%
Money Market Funds 4.71%
Consumer, Non-cyclical 4.01%
Basic Materials 3.12%
Investment Companies 2.56%
Consumer, Cyclical 0.92%
Mortgage Securities 0.71%
Technology 0.60%
Communications 0.52%
Asset Backed Securities 0.14%
Purchased Options 0.03%
Other Assets and Liabilities
(1.33)%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2022 Purchases Sales May 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.97% $ — $ 1,537,695 $ 1,409,890 $ 127,805
Principal Government Money Market Fund - Institutional Class 4.92% 319,187 1,157,047 1,476,234 —
$ 319,187 $ 2,694,742 $ 2,886,124 $ 127,805
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.97% $ 2,164 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.92% 843 — — —
$ 3,007 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Bright Bidco 12/09/2022 $ 331 $ 21 0.00%
Millennium Health LLC 03/15/2016 — 3 0.00%
Millennium Health LLC 03/15/2016 — 1 0.00%
Total $ 25 0.00%
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - EUR versus USD Deutsche Bank AG 1 EUR 3,756 EUR 1.08 06/29/2023 $ 42 $ 43 $ 1
Put - 3 Month SOFR Future; December
2023
N/A 138 $ 345 $ 94.88 10/16/2023 32 84 52
Put - 3 Month SOFR Future; December
2023
N/A 345 863 $ 95.63 10/16/2023 363 630 267
Put - 3 Month SOFR Future; December
2023
N/A 207 518 $ 95.00 10/16/2023 57 159 102
Put - 3 Month SOFR Future; September
2024
N/A 187 468 $ 96.00 09/18/2023 94 100 6
Total $ 588 $ 1,016 $ 428
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - EUR versus USD Deutsche Bank AG 1 EUR 3,756 EUR 1.02 06/29/2023 $ (7) $ (1) $ 6
Put - 3 Month SOFR Future; December
2023
N/A 138 $ 345 $ 95.13 10/16/2023 (62) (131) (69)
Put - 3 Month SOFR Future; December
2023
N/A 207 518 $ 95.25 10/16/2023 (105) (238) (133)

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2023 (unaudited)
See accompanying notes.

Options (continued)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 3 Month SOFR Future; December
2023
N/A 345 $ 863 $ 95.38 10/16/2023 $ (232) $ (472) $ (240)
Put - 3 Month SOFR Future; September
2024
N/A 187 468 $ 95.75 09/18/2023 (61) (67) (6)
Total $ (467) $ (909) $ (442)
Amounts in thousands except contracts/shares.
Interest Rate Swaptions
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/ Receive
Floating Rate
Notional
Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC Secured Overnight
Financing Rate
Pay $ 3,469 4.05% 08/15/2023 $ (10) $ (23) $ (13)
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC Secured Overnight
Financing Rate
Pay 1,735 4.13% 08/24/2023 (5) (10) (5)
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC Secured Overnight
Financing Rate
Pay 1,735 4.15% 08/23/2023 (4) (9) (5)
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC Secured Overnight
Financing Rate
Pay 3,336 4.18% 08/25/2023 (8) (17) (9)
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC Secured Overnight
Financing Rate
Pay 3,336 4.61% 09/06/2023 (9) (7) 2
Put - 2 Year Interest Rate
Swap
Citigroup Inc Sterling Overnight Index
Average
Pay GBP 2,905 4.92% 09/08/2023 (15) (27) (12)
Put - 2 Year Interest Rate
Swap
JPMorgan Chase Secured Overnight
Financing Rate
Pay $ 1,668 4.11% 08/23/2023 (5) (10) (5)
Put - 2 Year Interest Rate
Swap
JPMorgan Chase Secured Overnight
Financing Rate
Pay 1,668 4.10% 08/24/2023 (4) (10) (6)
Put - 2 Year Interest Rate
Swap
JPMorgan Chase Secured Overnight
Financing Rate
Pay 3,336 4.30% 09/01/2023 (9) (14) (5)
Put - 2 Year Interest Rate
Swap
JPMorgan Chase Secured Overnight
Financing Rate
Pay 3,336 4.43% 09/01/2023 (8) (10) (2)
Put - 2 Year Interest Rate
Swap
JPMorgan Chase Secured Overnight
Financing Rate
Pay 3,336 4.39% 09/06/2023 (9) (12) (3)
Total $ (86) $ (149) $ (63)
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
3 Month SOFR; December 2023 Long 140 $ 33,304 $ 8
3 Month SOFR; December 2024 Short 140 33,864 (39)
3 Month SOFR; June 2024 Short 80 19,219 3
3 Month SOFR; March 2024 Short 7 1,673 8
3 Month SOFR; September 2023 Short 1 237 3
Brent Crude; August 2023
(a)
Long 314 22,796 (1,200)
Brent Crude; December 2024
(a)
Short 31 2,143 187
Brent Crude; December 2025
(a)
Short 26 1,756 64
Brent Crude; September 2023
(a)
Long 270 19,572 (1,739)
California Carbon Allowance Vintage; December 2023
(a)
Long 45 1,438 74
Cocoa; December 2023
(a)
Short 169 5,087 (2)
Cocoa; July 2023
(a)
Short 165 4,962 (605)
Cocoa; September 2023
(a)
Short 126 3,804 (186)
Coffee 'C'; July 2023
(a)
Long 12 804 (37)
Coffee 'C'; September 2023
(a)
Short 60 3,957 9
Copper; July 2023
(a)
Long 12 1,091 (121)
Corn; December 2023
(a)
Long 503 13,122 521
Corn; July 2023
(a)
Short 27 802 18
Cotton No.2; December 2023
(a)
Short 219 8,702 440
Cotton No.2; December 2023
(a)
Long 25 993 (22)
Cotton No.2; July 2023
(a)
Long 2 83 (3)
Euro Milling Wheat; September 2023
(a)
Long 65 758 (169)
Frozen Concentrated Orange Juice-A; July 2023
(a)
Short 38 1,609 (120)
Gasoline RBOB; November 2023
(a)
Long 36 3,105 (130)
Gasoline RBOB; October 2023
(a)
Short 33 2,939 132
Gasoline RBOB; September 2023
(a)
Short 7 679 22
Gold 100 oz; August 2023
(a)
Long 310 61,445 1,118
ICE 3 Month Sterling Overnight Index Average; June 2024 Long 66 19,496 21

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2023 (unaudited)
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
ICE 3 Month Sterling Overnight Index Average; March 2024 Long 5 $ 1,474 $ (11)
Japan 10 Year Bond TSE; June 2023 Short 11 11,732 (265)
KC HRW Wheat; December 2023
(a)
Long 8 312 (21)
KC HRW Wheat; July 2023
(a)
Long 33 1,304 (137)
Lean Hogs; July 2023
(a)
Long 60 2,000 86
Lean Hogs; June 2023
(a)
Long 29 958 (50)
Live Cattle; August 2023
(a)
Short 106 7,109 (96)
Live Cattle; October 2023
(a)
Short 36 2,474 (102)
LME Copper; June 2023
(a)
Short — — (1,805)
LME Copper; September 2023
(a)
Long 116 23,467 (367)
LME Lead; June 2023
(a)
Long 55 2,778 (111)
LME Lead; June 2023
(a)
Short — — 15
LME Nickel; June 2023
(a)
Long 32 3,931 (872)
LME Nickel; June 2023
(a)
Short — — (239)
LME Nickel; September 2023
(a)
Long 5 620 (11)
LME PRI Alum; December 2024
(a)
Short 104 6,241 405
LME PRI Alum; June 2023
(a)
Short 36 2,018 (229)
LME PRI Alum; June 2023
(a)
Short — — (1,021)
LME PRI Alum; September 2023
(a)
Long 383 21,586 (524)
LME Zinc; June 2023
(a)
Long 134 7,503 (1,394)
LME Zinc; June 2023
(a)
Short — — (337)
LME Zinc; September 2023
(a)
Long 25 1,407 (1,122)
Low Sulphur Gasoline; July 2023
(a)
Long 76 4,991 (52)
Low Sulphur Gasoline; June 2023
(a)
Long 74 4,904 (276)
Low Sulphur Gasoline; November 2023
(a)
Long 46 3,035 (120)
Natural Gas; August 2023
(a)
Short 25 589 121
Natural Gas; July 2023
(a)
Long 634 14,366 (2,008)
Natural Gas; July 2023
(a)
Short 36 816 104
Natural Gas; October 2023
(a)
Short 302 7,484 262
Natural Gas; September 2023
(a)
Short 32 755 65
Natural Gas; September 2023
(a)
Long 51 1,203 (362)
NY Harb ULSD; October 2023
(a)
Short 36 3,430 92
NY Harb ULSD; September 2023
(a)
Short 34 3,230 91
NY Harb ULSD; September 2023
(a)
Long 34 3,230 (501)
Platinum; July 2023
(a)
Long 118 5,895 45
SGX Iron Ore 62%; June 2023
(a)
Long 152 1,539 (3)
Silver; July 2023
(a)
Long 127 14,978 (1,110)
Silver; September 2023
(a)
Long 45 5,356 317
Soybean Meal; December 2023
(a)
Long 18 657 (67)
Soybean Meal; July 2023
(a)
Long 196 7,711 (1,225)
Soybean Oil; December 2023
(a)
Long 145 4,015 (823)
Soybean Oil; July 2023
(a)
Long 340 9,425 (1,529)
Soybean; July 2023
(a)
Short 44 2,859 343
Soybean; July 2023
(a)
Long 13 845 (104)
Soybean; November 2023
(a)
Long 197 11,293 (1,754)
Sugar #11; July 2023
(a)
Short 286 8,027 (454)
Sugar #11; October 2023
(a)
Short 86 2,383 30
Sugar #11; October 2023
(a)
Long 134 3,713 749
US 10 Year Note; September 2023 Long 32 3,663 17
US 10 Year Ultra Note; September 2023 Short 32 3,854 (33)
US 2 Year Note; September 2023 Short 170 34,991 20
US 5 Year Note; September 2023 Long 24 2,618 1
US Long Bond; September 2023 Short 17 2,182 (30)
US Ultra Bond; September 2023 Short 13 1,779 (29)
Wheat; July 2023
(a)
Long 242 7,190 (1,137)
Wheat; September 2023
(a)
Long 19 578 (105)
WTI Crude; July 2023
(a)
Long 247 16,818 (869)
WTI Crude; November 2023
(a)
Long 252 17,045 (799)
WTI Crude; October 2023
(a)
Short 774 52,570 1,520
Total $ (19,566)
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2023 (unaudited)
See accompanying notes.

Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 06/02/2023 GBP 43 $ 54 $ — $ —
Bank of America NA 07/05/2023 $ 54 GBP 43 — —
HSBC Securities Inc 06/02/2023 $ 54 GBP 43 — —
Total $ — $ —
Amounts in thousands.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
1 Day Euro Short Term Rate Pay 2.89% Annual Annual N/A 05/23/2033 EUR 1,215 $ 9 $ (1) $ 8
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.41% Annual Annual N/A 06/02/2028 $ 2,000 — — —
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.49% Annual Annual N/A 05/24/2043 450 (3) — (3)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.99% Annual Annual N/A 10/21/2024 860 (7) — (7)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.49% Annual Annual N/A 12/12/2052 125 (1) — (1)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.61% Annual Annual N/A 12/12/2027 11,405 (70) — (70)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.61% Annual Annual N/A 12/12/2027 5,845 (37) — (37)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.31% Annual Annual N/A 01/06/2025 865 1 — 1
Consumer Price All Urban Non-Seasonally
Adjusted Index
Pay 2.55% Annual Annual N/A 02/10/2033 370 2 — 2
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.42% Annual Annual N/A 05/22/2028 6,725 (5) — (5)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.16% Annual Annual N/A 05/18/2025 855 2 — 2
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.56% Annual Annual N/A 04/13/2028 1,505 (11) — (11)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.57% Annual Annual N/A 03/16/2030 6,730 (36) — (36)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 2.44% Annual Annual N/A 05/15/2033 EUR 1,335 (3) — (3)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 2.41% Annual Annual N/A 05/15/2028 1,335 — — —
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 2.70% Annual Annual N/A 04/15/2053 50 — (1) (1)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 2.43% Annual Annual N/A 07/15/2052 50 (7) — (7)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 2.69% Annual Annual N/A 03/15/2053 45 (1) — (1)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 2.75% Annual Annual N/A 05/15/2053 55 1 — 1
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 2.60% Annual Annual N/A 08/15/2052 105 8 — 8
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 2.44% Annual Annual N/A 08/15/2052 200 (26) — (26)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 2.64% Annual Annual N/A 03/15/2053 50 (2) — (2)
Tokyo Overnight  Average Rate Receive 0.90% Annual Annual N/A 02/15/2033 JPY 32,200 (8) 1 (7)
Tokyo Overnight  Average Rate Receive 0.90% Annual Annual N/A 02/15/2033 64,401 (16) 1 (15)
Tokyo Overnight  Average Rate Receive 0.92% Annual Annual N/A 02/15/2033 93,270 (24) 1 (23)
Tokyo Overnight  Average Rate Receive 0.89% Annual Annual N/A 02/15/2033 32,200 (7) — (7)
Total $ (241) $ 1 $ (240)
Amounts in thousands.
(a)     Forward swap.

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2023 (unaudited)
See accompanying notes.

Total Return Swaps
Counterparty Reference Entity Contracts
Pay/Receive
Positive Return
Financing
Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and Unrealized
Appreciation /
(Depreciation)
Asset ---- Liability
Bank of America
NA
Refinitiv/CoreCommodity
CRB 3-Month Forward
Index Total Return
(a)
108,912 Receive UST 13 Week Bill High
Discount Rate + 0.25%
Monthly 05/01/2024 $ 94,606 $ — $ — $ (5,124)
Bank of America
NA
Refinitiv/CoreCommodity
CRB(R) Index Total
Return
(a)
159,214 Receive UST 13 Week Bill High
Discount Rate + 0.21%
Monthly 05/01/2024 47,049 — — (2,515)
Citigroup Inc Refinitiv/CoreCommodity
CRB 3-Month Forward
Index Total Return
(a)
118,728 Receive UST 13 Week Bill High
Discount Rate + 0.24%
Monthly 05/01/2024 103,133 — — (5,585)
Citigroup Inc Refinitiv/CoreCommodity
CRB(R) Index Total
Return
(a)
126,234 Receive UST 13 Week Bill High
Discount Rate + 0.21%
Monthly 05/01/2024 37,303 — — (1,994)
Total $ — $ — $ (15,218)
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.

Schedule of Investments
Edge MidCap Fund
May 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .31 % Shares Held Value (000's)
Money Market Funds - 3 .31%
BlackRock Liquidity FedFund - Institutional Class
5.01%
(a),(b)
983,430 $ 984
Principal Government Money Market Fund - Class
R-6 4.97%
(a),(c)
1,356,083 1,356
$ 2,340
TOTAL INVESTMENT COMPANIES $ 2,340
COMMON STOCKS - 97 .98 % Shares Held Value (000's)
Advertising - 2 .21%
Interpublic Group of Cos Inc/The 42,115 $ 1,567
Automobile Parts & Equipment - 2 .27%
Autoliv Inc 19,661 1,602
Banks - 3 .73%
Bank OZK
(d)
31,851 1,101
Cullen/Frost Bankers Inc 15,273 1,531
$ 2,632
Building Materials - 3 .22%
Lennox International Inc 8,262 2,276
Chemicals - 2 .67%
FMC Corp 18,148 1,889
Commercial Services - 2 .60%
Morningstar Inc 8,983 1,839
Computers - 2 .57%
Amdocs Ltd 19,257 1,813
Consumer Products - 5 .27%
Avery Dennison Corp 12,930 2,083
WD-40 Co 8,658 1,642
$ 3,725
Diversified Financial Services - 1 .56%
Hamilton Lane Inc 16,252 1,104
Electric - 2 .75%
Alliant Energy Corp 37,728 1,942
Electrical Components & Equipment - 2 .51%
Littelfuse Inc 6,919 1,772
Food - 1 .05%
Simply Good Foods Co/The
(e)
20,488 741
Hand & Machine Tools - 7 .15%
Lincoln Electric Holdings Inc 14,979 2,540
MSA Safety Inc 1,779 245
Snap-on Inc 9,081 2,260
$ 5,045
Healthcare - Products - 8 .93%
Bio-Techne Corp 26,898 2,200
Inspire Medical Systems Inc
(e)
874 256
STERIS PLC 11,643 2,327
Teleflex Inc 6,439 1,512
$ 6,295
Healthcare - Services - 2 .35%
Universal Health Services Inc 12,571 1,661
Insurance - 4 .90%
F&G Annuities & Life Inc 3,461 72
Fidelity National Financial Inc 48,241 1,646
Kinsale Capital Group Inc 2,878 872
Markel Group Inc
(e)
665 874
$ 3,464
Internet - 1 .10%
Rightmove PLC 118,536 774
Leisure Products & Services - 5 .91%
Brunswick Corp/DE 25,998 1,963
Peloton Interactive Inc
(e)
14,083 103
YETI Holdings Inc
(e)
57,849 2,115
$ 4,181
Machinery - Diversified - 3 .25%
Nordson Corp 10,538 2,297
Media - 0 .70%
Cable One Inc 803 491
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas - 4 .02%
Coterra Energy Inc 45,241 $ 1,051
Helmerich & Payne Inc 27,391 846
HF Sinclair Corp 22,749 943
$ 2,840
REITs - 7 .23%
Alexandria Real Estate Equities Inc 12,739 1,445
Equity LifeStyle Properties Inc 23,903 1,510
Essential Properties Realty Trust Inc 21,046 504
Terreno Realty Corp 26,809 1,644
$ 5,103
Retail - 2 .83%
Tractor Supply Co 9,521 1,996
Semiconductors - 2 .66%
Teradyne Inc 18,773 1,881
Software - 8 .85%
Cloudflare Inc
(e)
9,013 623
Fair Isaac Corp
(e)
3,339 2,630
HubSpot Inc
(e)
1,666 863
Tyler Technologies Inc
(e)
5,369 2,132
$ 6,248
Transportation - 3 .19%
Expeditors International of Washington Inc 20,430 2,254
Water - 2 .50%
Essential Utilities Inc 43,307 1,764
TOTAL COMMON STOCKS $ 69,196
Total Investments $ 71,536
Other Assets and Liabilities -  (1.29)% (908)
TOTAL NET ASSETS - 100.00% $ 70,628
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $984 or
1.39% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $925 or 1.31% of net assets.
(e) Non-income producing security
Portfolio Summary
Sector Percent
Consumer, Non-cyclical 20 .20%
Industrial 19 .32%
Financial 17 .42%
Technology 14 .08%
Consumer, Cyclical 11 .01%
Utilities 5 .25%
Energy 4 .02%
Communications 4 .01%
Money Market Funds 3 .31%
Basic Materials 2 .67%
Other Assets and Liabilities
( 1 .29 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Edge MidCap Fund
May 31, 2023 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2022 Purchases Sales May 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.97% $ — $ 18,020 $ 16,664 $ 1,356
Principal Government Money Market Fund - Institutional Class 4.92% 1,662 7,244 8,906 —
$ 1,662 $ 25,264 $ 25,570 $ 1,356
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.97% $ 38 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.92% 18 — — —
$ 56 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 21.49% Shares Held Value (000's)
Closed-End Funds - 0.21%
Apollo Tactical Income Fund Inc 13,886 $ 168
Ares Dynamic Credit Allocation Fund Inc 6,383 75
BlackRock Debt Strategies Fund Inc 9,085 85
BlackRock Floating Rate Income Strategies Fund
Inc
6,525 76
First Trust Senior Floating Rate Income Fund II 8,544 82
Franklin Universal Trust 13,711 91
Invesco Senior Income Trust 20,396 75
Nuveen Credit Strategies Income Fund 33,083 162
Saba Capital Income & Opportunities Fund 10,973 87
$ 901
Exchange-Traded Funds - 3.30%
Invesco Optimum Yield Diversified Commodity
Strategy No K-1 ETF
20,050 265
iShares 0-5 Year TIPS Bond ETF 33,850 3,318
iShares Broad USD High Yield Corporate Bond
ETF
16,300 568
iShares Core MSCI Emerging Markets ETF 15,350 731
iShares Floating Rate Bond ETF 66,000 3,348
iShares MSCI EAFE Value ETF 10,425 496
iShares Russell 2000 ETF 1,061 185
iShares Russell 2000 Growth ETF 6,292 1,413
iShares Russell 2000 Value ETF 955 125
iShares Short Treasury Bond ETF 30,300 3,346
$ 13,795
Money Market Funds - 17.98%
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
5.00%
(a),(b),(c)
4,460,385 4,460
Principal Government Money Market Fund - Class
R-6 4.97%
(b),(d)
70,653,101 70,653
$ 75,113
TOTAL INVESTMENT COMPANIES $ 89,809
COMMON STOCKS - 39.06% Shares Held Value (000's)
Advertising - 0.16%
Hakuhodo DY Holdings Inc 20,700 $ 217
Interpublic Group of Cos Inc/The
(e)
2,589 96
Omnicom Group Inc
(e)
875 77
Publicis Groupe SA 257 19
Taboola.com Ltd
(f)
24,861 68
WPP PLC 18,061 192
$ 669
Aerospace & Defense - 0.40%
Aerojet Rocketdyne Holdings Inc
(f)
363 20
Airbus SE 892 117
Boeing Co/The
(e),(f)
504 104
General Dynamics Corp
(e)
952 194
Howmet Aerospace Inc
(e)
3,998 171
Lockheed Martin Corp
(e)
808 358
Northrop Grumman Corp
(e)
495 216
Spirit AeroSystems Holdings Inc 1,994 53
Thales SA 1,411 197
TransDigm Group Inc
(e)
292 226
$ 1,656
Agriculture - 0.21%
Altria Group Inc
(e)
3,163 141
Archer-Daniels-Midland Co 771 54
Bunge Ltd 659 61
Imperial Brands PLC 1,880 40
Japan Tobacco Inc 7,100 155
Philip Morris International Inc
(c),(e)
4,640 417
$ 868
Airlines - 0.22%
American Airlines Group Inc
(e),(f)
32,871 486
ANA Holdings Inc
(f)
15,100 335
Japan Airlines Co Ltd 4,800 91
$ 912
COMMON STOCKS (continued) Shares Held Value (000’s)
Apparel - 0.32%
Carter's Inc 706 $ 44
Crocs Inc
(f)
573 64
Deckers Outdoor Corp
(f)
113 54
Kering SA 490 262
Kontoor Brands Inc 1,270 50
LVMH Moet Hennessy Louis Vuitton SE 70 61
NIKE Inc
(c),(e)
4,139 436
Steven Madden Ltd 2,990 93
Tapestry Inc
(e)
7,295 292
$ 1,356
Automobile Manufacturers - 0.61%
Bayerische Motoren Werke AG 616 67
Cummins Inc 50 10
Ferrari NV 465 133
General Motors Co
(e)
6,400 208
Honda Motor Co Ltd 16,700 475
Isuzu Motors Ltd 10,700 124
Mazda Motor Corp 17,900 152
Mercedes-Benz Group AG 1,793 134
Nissan Motor Co Ltd 9,000 34
PACCAR Inc
(c),(e)
6,770 466
REV Group Inc 4,757 48
Subaru Corp 3,500 60
Tesla Inc
(c),(f)
614 125
Volvo AB - B Shares 16,003 296
Volvo Car AB
(f)
57,347 198
Zapp Electric Vehicles Group Ltd - Warrants
(f)
1,167 —
$ 2,530
Automobile Parts & Equipment - 0.14%
BorgWarner Inc
(e)
3,771 167
Cie Generale des Etablissements Michelin SCA 5,600 160
Dana Inc 5,438 70
Gentherm Inc
(f)
1,234 68
Visteon Corp
(f)
329 44
XPEL Inc
(f)
1,161 80
$ 589
Banks - 1.14%
ANZ Group Holdings Ltd 691 10
Bank of America Corp
(e)
5,067 141
Bank OZK 1,769 61
Banner Corp 811 35
Cadence Bank 5,230 94
Citizens Financial Group Inc 250 6
DBS Group Holdings Ltd 3,600 81
DNB Bank ASA 13,569 227
Fifth Third Bancorp 1,207 29
First Citizens BancShares Inc/NC 90 112
First Hawaiian Inc 2,264 37
First Horizon Corp 53,463 551
First Interstate BancSystem Inc 2,626 58
FNB Corp/PA 5,109 56
Goldman Sachs Group Inc/The
(e)
576 187
Home BancShares Inc/AR 3,425 74
HSBC Holdings PLC 21,950 161
ING Groep NV 17,849 220
JPMorgan Chase & Co
(c),(e)
3,232 439
KeyCorp
(e)
4,890 46
Lloyds Banking Group PLC 41,333 23
M&T Bank Corp 1,878 224
Mizuho Financial Group Inc 9,000 132
Morgan Stanley 221 18
Nordea Bank Abp 23,661 234
OFG Bancorp 2,299 56
Old National Bancorp/IN 4,467 55
Oversea-Chinese Banking Corp Ltd 200 2
PNC Financial Services Group Inc/The 352 41
Sandy Spring Bancorp Inc 2,452 51
Shizuoka Financial Group Inc 10,400 76
Skandinaviska Enskilda Banken AB 16,446 173

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Standard Chartered PLC 30,150 $ 238
Stellar Bancorp Inc 2,344 54
Sumitomo Mitsui Financial Group Inc 4,300 174
Sumitomo Mitsui Trust Holdings Inc 800 28
Toronto-Dominion Bank/The 1,200 68
Truist Financial Corp 685 21
UBS Group AG 8,680 165
United Community Banks Inc/GA 2,084 47
United Overseas Bank Ltd 4,500 93
US Bancorp
(e)
3,768 113
Veritex Holdings Inc 2,546 44
$ 4,755
Beverages - 0.44%
Brown-Forman Corp - B Shares
(c)
4,204 260
Celsius Holdings Inc
(f)
496 62
Coca-Cola Co/The
(c),(e)
6,648 397
Coca-Cola HBC AG
(f)
9,253 275
Constellation Brands Inc 106 26
Endeavour Group Ltd/Australia 1,523 6
Heineken NV 527 53
Keurig Dr Pepper Inc
(e)
8,585 268
Kirin Holdings Co Ltd 1,100 16
Molson Coors Beverage Co 452 28
Monster Beverage Corp
(f)
927 54
PepsiCo Inc
(c),(e)
2,091 381
$ 1,826
Biotechnology - 1.48%
Abcam PLC ADR
(f)
8,115 131
Akero Therapeutics Inc
(f)
230 10
Akouos Inc - Contingent Value Rights
(f),(g)
4,410 3
Biogen Inc
(e),(f)
937 278
Blueprint Medicines Corp
(f)
398 22
Celldex Therapeutics Inc
(f)
2,375 76
Cytokinetics Inc
(f)
1,838 69
Gilead Sciences Inc
(e)
1,659 128
Halozyme Therapeutics Inc
(f)
1,752 57
Horizon Therapeutics Plc
(c),(f)
9,264 927
Illumina Inc
(f)
94 18
Immunocore Holdings PLC ADR
(f)
357 20
ImmunoGen Inc
(f)
737 10
Incyte Corp
(f)
55 3
Intellia Therapeutics Inc
(f)
454 17
Intra-Cellular Therapies Inc
(f)
454 27
IVERIC bio Inc
(f)
24,427 922
Karuna Therapeutics Inc
(f)
187 42
Kymera Therapeutics Inc
(f)
1,375 40
Moderna Inc
(e),(f)
355 45
Prometheus Biosciences Inc
(c),(f)
5,599 1,113
Prothena Corp PLC
(f)
302 20
PTC Therapeutics Inc
(f)
458 19
Regeneron Pharmaceuticals Inc
(e),(f)
202 149
REVOLUTION Medicines Inc
(f)
484 12
Rocket Pharmaceuticals Inc
(f)
699 15
Royalty Pharma PLC
(c)
1,786 58
Sage Therapeutics Inc
(f)
876 43
Seagen Inc
(c),(f)
8,421 1,648
Syndax Pharmaceuticals Inc
(f)
582 12
United Therapeutics Corp
(f)
380 80
Vertex Pharmaceuticals Inc
(c),(e),(f)
559 182
$ 6,196
Building Materials - 0.43%
AGC Inc 3,300 120
AZEK Co Inc/The
(f)
2,100 49
Boise Cascade Co 1,344 97
Carrier Global Corp
(c)
3,468 142
Cemex SAB de CV ADR
(f)
24,056 144
Cie de Saint-Gobain 4,224 235
CRH PLC 1,465 69
CRH PLC 4,052 192
COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials (continued)
Johnson Controls International plc 1,096 $ 65
Lennox International Inc 470 129
Masco Corp
(e)
220 11
Mohawk Industries Inc
(f)
546 50
Nibe Industrier AB 6,385 61
Sika AG 459 126
Trane Technologies PLC 1,022 167
Vulcan Materials Co
(c)
31 6
Wienerberger AG 5,338 151
$ 1,814
Chemicals - 0.79%
Albemarle Corp 228 44
BASF SE 501 24
Brenntag SE 3,040 239
Cabot Corp 1,003 69
Celanese Corp
(c)
652 68
CF Industries Holdings Inc
(e)
3,972 244
Dow Inc
(e)
1,718 84
DSM-Firmenich AG
(f)
1,386 154
DuPont de Nemours Inc
(e)
6,337 426
Eastman Chemical Co
(e)
2,065 159
Ecolab Inc 1,547 255
Element Solutions Inc 4,516 81
FMC Corp 599 62
Linde PLC 1,209 428
Livent Corp
(f)
2,625 60
LyondellBasell Industries NV 531 45
Mativ Holdings Inc 2,989 45
Minerals Technologies Inc 821 46
Mosaic Co/The
(e)
8,816 282
PPG Industries Inc 553 73
Quaker Chemical Corp 446 85
Sherwin-Williams Co/The 465 106
Shin-Etsu Chemical Co Ltd 5,000 154
Tosoh Corp 4,400 50
Umicore SA 901 25
$ 3,308
Coal - 0.24%
Teck Resources Ltd 25,800 1,008
Teck Resources Ltd 200 8
$ 1,016
Commercial Services - 1.33%
Adtalem Global Education Inc
(f)
1,763 73
AMN Healthcare Services Inc
(f)
798 76
Aramark 1,307 52
Automatic Data Processing Inc
(e)
1,399 292
Babcock International Group PLC
(f)
39,042 149
Block Inc
(c),(f)
1,041 63
BrightView Holdings Inc
(f)
5,070 33
Bureau Veritas SA 9,111 232
Chegg Inc
(f)
2,735 25
Cintas Corp 453 214
Clarivate PLC
(f)
1,300 10
CoreCivic Inc
(f)
6,263 54
CoStar Group Inc
(f)
925 73
Cross Country Healthcare Inc
(f)
1,985 51
Deluxe Corp 1,969 30
Edenred 666 43
Escrow Altegrity Inc NPV
(f)
598,640 1,389
European Wax Center Inc
(f)
1,666 29
FleetCor Technologies Inc
(c),(e),(f)
2,446 554
Gartner Inc
(e),(f)
624 214
GMO Payment Gateway Inc 1,900 150
H&R Block Inc 1,396 42
Insperity Inc 910 101
Loomis AB 1,817 50
MarketAxess Holdings Inc 19 5
Medifast Inc 436 34
MoneyGram International Inc
(f)
12,462 137

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Monro Inc 3,232 $ 134
Moody's Corp 172 54
PayPal Holdings Inc
(c),(e),(f)
2,155 133
PROG Holdings Inc
(f)
2,546 83
QinetiQ Group PLC 36,390 163
Recruit Holdings Co Ltd 5,100 156
Remitly Global Inc
(f)
4,380 80
Robert Half International Inc
(e)
934 61
S&P Global Inc 259 95
Shift4 Payments Inc
(f)
1,218 76
TriNet Group Inc
(f)
853 76
U-Haul Holding Co 1,742 81
United Rentals Inc
(c)
220 73
Verisk Analytics Inc
(e)
523 115
$ 5,555
Computers - 1.11%
Accenture PLC - Class A
(c)
952 291
Apple Inc
(c),(e)
14,905 2,642
BayCurrent Consulting Inc 1,900 69
CGI Inc
(f)
400 41
Cognizant Technology Solutions Corp
(c)
766 48
Computershare Ltd 9,319 135
CyberArk Software Ltd
(f)
351 54
DXC Technology Co
(e),(f)
4,921 123
EPAM Systems Inc
(f)
36 9
ExlService Holdings Inc
(f)
429 65
Genpact Ltd 1,236 46
Hewlett Packard Enterprise Co
(e)
15,288 220
HP Inc
(e)
8,153 237
International Business Machines Corp
(e)
844 109
Leidos Holdings Inc
(e)
1,229 96
Lumentum Holdings Inc
(f)
485 26
NetApp Inc
(e)
908 60
Otsuka Corp 1,700 64
Seagate Technology Holdings PLC
(c)
4,432 267
Zscaler Inc
(c),(f)
160 22
$ 4,624
Consumer Products - 0.15%
Church & Dwight Co Inc
(c)
562 52
Helen of Troy Ltd
(f)
625 60
Kimberly-Clark Corp
(e)
2,038 274
Reckitt Benckiser Group PLC 2,878 224
$ 610
Cosmetics & Personal Care - 0.24%
Colgate-Palmolive Co 2,805 209
Edgewell Personal Care Co 1,631 63
elf Beauty Inc
(f)
830 86
Procter & Gamble Co/The
(e)
3,707 528
Unilever PLC 1,953 98
$ 984
Distribution & Wholesale - 0.77%
Copart Inc
(f)
2,663 233
Fastenal Co
(c)
1,686 90
Ferguson PLC 419 61
LKQ Corp
(e)
1,164 61
Marubeni Corp 7,200 103
Mitsubishi Corp 4,200 168
Mitsui & Co Ltd 2,000 63
MRC Global Inc
(f)
7,415 65
Rush Enterprises Inc - Class A 866 45
Sumitomo Corp 13,800 261
Toyota Tsusho Corp 4,600 202
Uni-Select Inc
(f)
13,172 453
Univar Solutions Inc
(c),(f)
25,852 921
WESCO International Inc 303 42
WW Grainger Inc
(c),(e)
686 445
$ 3,213
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services - 0.99%
4L Technologies
(f),(g)
24,306 $ 1
AerCap Holdings NV
(f)
1,221 70
Air Lease Corp 1,600 61
American Express Co
(e)
1,886 299
BlackRock Inc
(e)
277 182
Bread Financial Holdings Inc 2,391 67
Capital One Financial Corp 292 30
Cboe Global Markets Inc 306 40
Charles Schwab Corp/The 4,588 241
CME Group Inc
(e)
499 89
Credit Acceptance Corp
(f)
355 158
Daiwa Securities Group Inc 5,000 23
Element Comm Aviation
(f),(g),(h)
280 —
Enova International Inc
(f)
1,731 81
Federal Agricultural Mortgage Corp 591 79
Focus Financial Partners Inc
(f)
2,055 107
Franklin Resources Inc
(e)
7,171 172
Hamilton Lane Inc 891 60
Hannon Armstrong Sustainable Infrastructure
Capital Inc
1,626 38
Intercontinental Exchange Inc
(e)
784 83
Invesco Ltd 180 3
Mastercard Inc
(c),(e)
1,190 435
Nasdaq Inc
(e)
3,630 201
Navient Corp 3,280 50
PJT Partners Inc 667 45
PRA Group Inc
(f)
2,724 51
Radian Group Inc 3,037 78
Raymond James Financial Inc 1,018 92
Singapore Exchange Ltd 1,000 7
T Rowe Price Group Inc
(e)
1,317 141
Tradeweb Markets Inc 1,287 86
Visa Inc
(c),(e)
4,518 999
Voya Financial Inc 1,173 80
$ 4,149
Electric - 0.59%
AES Corp/The 2,915 58
Alliant Energy Corp
(c)
2,496 128
Ameresco Inc
(f)
774 33
Avangrid Inc 522 20
Chubu Electric Power Co Inc 13,900 166
CMS Energy Corp
(c)
1,431 83
Consolidated Edison Inc
(e)
5,160 481
Constellation Energy Corp
(e)
1,431 120
Duke Energy Corp 1,140 102
E.ON SE 2,049 25
Edison International 1,200 81
EDP - Energias de Portugal SA 16,114 79
Entergy Corp
(e)
1,484 146
Exelon Corp
(c)
5,316 211
Iberdrola SA 13,210 161
NextEra Energy Inc 57 4
Northland Power Inc 4,100 90
NRG Energy Inc
(e)
1,824 62
PG&E Corp
(f)
782 13
PNM Resources Inc 404 19
Portland General Electric Co 2,749 134
PPL Corp
(c)
5,614 147
Public Service Enterprise Group Inc
(e)
2,061 123
$ 2,486
Electrical Components & Equipment - 0.25%
Acuity Brands Inc 155 24
AMETEK Inc
(c),(e)
2,792 405
Emerson Electric Co 1,132 88
Energizer Holdings Inc 2,054 67
EnerSys 915 89
Novanta Inc
(f)
495 82
Schneider Electric SE 903 156

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electrical Components & Equipment (continued)
Signify NV
(i)
4,826 $ 123
$ 1,034
Electronics - 0.43%
Agilent Technologies Inc 572 66
Amphenol Corp
(e)
2,515 190
Assa Abloy AB 11,023 245
CTS Corp 1,680 77
Flex Ltd
(f)
2,341 59
Fortive Corp 1,391 91
Garmin Ltd
(c)
406 42
Honeywell International Inc 1,225 235
Keysight Technologies Inc
(e),(f)
410 66
Mettler-Toledo International Inc
(f)
38 50
National Instruments Corp 5,864 339
Sensata Technologies Holding PLC
(c)
110 5
Shimadzu Corp 2,600 80
Yokogawa Electric Corp 13,300 250
$ 1,795
Energy - Alternate Sources - 0.03%
First Solar Inc
(f)
173 35
Shoals Technologies Group Inc
(f)
2,442 57
SolarEdge Technologies Inc
(f)
188 54
$ 146
Engineering & Construction - 0.16%
ACS Actividades de Construccion y Servicios SA 3,658 122
Aeroports de Paris
(f)
286 44
Badger Infrastructure Solutions Ltd 2,260 45
Bouygues SA 1,694 54
Fluor Corp
(f)
2,224 59
Jacobs Solutions Inc 383 42
Kajima Corp 8,200 115
Lendlease Corp Ltd 8,399 43
Taisei Corp 100 3
Vinci SA 1,055 120
WSP Global Inc 100 12
$ 659
Entertainment - 0.19%
Caesars Entertainment Inc
(f)
4,373 180
Deluxe Entertainment
(f),(g)
67,049 —
DraftKings Inc
(f)
2,426 57
Genting Singapore Ltd 175,900 131
Live Nation Entertainment Inc
(c),(f)
1,254 100
Lottery Corp Ltd/The 20,639 67
Vail Resorts Inc
(c)
1,021 248
$ 783
Environmental Control - 0.10%
Casella Waste Systems Inc
(f)
677 61
Pentair PLC 2,085 116
Republic Services Inc
(c),(e)
987 139
Waste Connections Inc
(c)
794 109
$ 425
Food - 1.04%
AAK AB 7,246 139
Barry Callebaut AG 72 146
Campbell Soup Co
(e)
2,425 123
Empire Co Ltd 2,300 59
Fresh Market Inc - Escrow
(f),(g)
12,280 —
General Mills Inc
(c),(e)
3,530 297
George Weston Ltd 2,000 235
Hershey Co/The
(c),(e)
1,607 417
J M Smucker Co/The
(e)
722 106
Jeronimo Martins SGPS SA 4,924 119
Kellogg Co
(c),(e)
14,941 998
Kraft Heinz Co/The
(e)
4,478 171
Kroger Co/The
(c),(e)
4,722 214
Lamb Weston Holdings Inc 638 71
Mondelez International Inc
(c),(e)
4,903 360
Nestle SA 105 12
COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
Salmar ASA 1,301 $ 57
Saputo Inc 1,100 29
Sysco Corp 1,630 114
Tate & Lyle PLC 24,080 236
Tesco PLC 105,732 343
Tyson Foods Inc 1,631 83
$ 4,329
Food Service - 0.03%
Compass Group PLC 4,204 115
Forest Products & Paper - 0.09%
International Paper Co
(e)
8,017 236
Smurfit Kappa Group PLC 4,441 158
$ 394
Gas - 0.13%
Atmos Energy Corp 686 79
New Jersey Resources Corp 1,920 93
Tokyo Gas Co Ltd 15,400 328
UGI Corp
(c)
883 25
$ 525
Hand & Machine Tools - 0.08%
Kennametal Inc 2,770 69
Snap-on Inc
(e)
842 210
Techtronic Industries Co Ltd 8,131 75
$ 354
Healthcare - Products - 1.62%
Abbott Laboratories 193 20
ABIOMED Inc - Contingent Value Rights
(f),(g)
692 1
Alcon Inc 2,651 206
Align Technology Inc
(c),(f)
198 56
Artivion Inc
(f)
4,793 72
Avantor Inc
(f)
2,728 54
Baxter International Inc
(e)
23,807 970
Boston Scientific Corp
(e),(f)
491 25
Cochlear Ltd 326 52
Danaher Corp
(e)
1,518 349
DENTSPLY SIRONA Inc
(e)
11,311 408
Exact Sciences Corp
(f)
874 71
GE HealthCare Technologies Inc
(e)
7,919 630
Glaukos Corp
(f)
729 42
Hologic Inc
(e),(f)
1,932 152
Inari Medical Inc
(f)
717 43
Inspire Medical Systems Inc
(f)
412 121
Insulet Corp
(f)
266 73
Intuitive Surgical Inc
(c),(f)
1,364 420
Koninklijke Philips NV
(f)
8,994 170
Lantheus Holdings Inc
(f)
710 62
Medtronic PLC 2,900 240
NuVasive Inc
(c),(f)
19,682 751
Omnicell Inc
(f)
1,759 129
Revvity Inc
(e)
2,101 242
Shockwave Medical Inc
(f)
211 58
SI-BONE Inc
(f)
4,056 102
Smith & Nephew PLC 15,957 239
Stryker Corp
(c),(e)
1,703 469
Sysmex Corp 900 59
Teleflex Inc 225 53
Thermo Fisher Scientific Inc
(c)
274 139
West Pharmaceutical Services Inc
(c),(e)
297 99
Zimmer Biomet Holdings Inc
(e)
1,604 204
$ 6,781
Healthcare - Services - 0.52%
Acadia Healthcare Co Inc
(f)
695 49
agilon health Inc
(f)
1,880 37
Centene Corp
(c),(e),(f)
5,491 343
DaVita Inc
(e),(f)
1,447 136
Elevance Health Inc 53 24
Encompass Health Corp 689 43
Fresenius Medical Care AG & Co KGaA 3,119 133

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
HCA Healthcare Inc
(e)
924 $ 244
Humana Inc 264 132
IQVIA Holdings Inc
(e),(f)
259 51
Medibank Pvt Ltd 43,089 100
Molina Healthcare Inc
(c),(e),(f)
764 209
Quest Diagnostics Inc 670 89
Syneos Health Inc
(f)
352 15
UnitedHealth Group Inc
(c),(e)
1,182 576
$ 2,181
Holding Companies - Diversified - 4.95%
A SPAC II Acquisition Corp
(f)
5,573 59
Achari Ventures Holdings Corp I - Warrants
(f)
3,610 —
Acropolis Infrastructure Acquisition Corp
(f)
12,227 125
AfterNext HealthTech Acquisition Corp
(f)
18,125 187
Ahren Acquisition Corp
(f)
14,561 154
Alchemy Investments Acquisition Corp 1
(f)
6,215 63
Alpha Healthcare Acquisition Corp III
(f)
3,319 34
Alpha Partners Technology Merger Corp
(f)
4,617 48
Alpha Star Acquisition Corp
(f)
5,959 63
AltC Acquisition Corp
(f)
3,348 36
AltEnergy Acquisition Corp - Warrants
(f)
449 —
Altitude Acquisition Corp - Warrants
(f)
3,117 —
Amprius Technologies Inc - Warrants
(f)
3,707 2
Andretti Acquisition Corp
(f)
13,637 145
AP Acquisition Corp
(f)
3,707 39
Apollo Strategic Growth Capital II
(f)
26,575 272
APx Acquisition Corp I
(f)
5,645 60
Ares Acquisition Corp - A Shares
(f)
29,668 312
Ares Acquisition Corp - Warrants
(f)
1,716 1
Ares Acquisition Corp II
(f)
11,265 114
Arisz Acquisition Corp
(f)
5,842 62
Arrowroot Acquisition Corp
(f)
4,188 44
Arrowroot Acquisition Corp - Warrants
(f)
1,824 —
Artemis Strategic Investment Corp
(f)
26,701 280
ARYA Sciences Acquisition Corp IV
(f)
6,559 68
Athena Consumer Acquisition Corp - Warrants
(f)
299 —
Athena Technology Acquisition Corp II
(f)
11,277 117
Ault Disruptive Technologies Corp
(f)
8,163 85
Aura FAT Projects Acquisition Corp
(f)
14,496 153
Aurora Technology Acquisition Corp
(f)
8,996 95
AXIOS SUSTAINABLE GROWTH
ACQUISITION CORP
(f)
5,947 62
Bannix Acquisition Corp
(f)
293 3
Battery Future Acquisition Corp
(f)
22,543 237
Beard Energy Transition Acquisition Corp
(f)
29,801 311
Bilander Acquisition Corp
(f)
5,916 60
BioPlus Acquisition Corp
(f)
32,224 341
Black Spade Acquisition Co
(f)
1,675 17
Blue Ocean Acquisition Corp
(f)
11,158 117
Blue Whale Acquisition Corp I
(f)
4,582 46
Blue World Acquisition Corp
(f)
5,916 63
Brigade-M3 European Acquisition Corp
(f)
2,616 25
Bullpen Parlay Acquisition Co
(f)
13,838 145
BYTE Acquisition Corp - Warrants
(f)
42,462 4
C5 Acquisition Corp
(f)
8,380 89
Canna-Global Acquisition Corp
(f)
1,481 16
CARTESIAN GROWTH CORP II
(f)
2,344 25
CARTESIAN GROWTH CORP II - Warrants
(f)
781 —
Cartica Acquisition Corp
(f)
14,472 154
Cetus Capital Acquisition Corp
(f)
2,661 27
CF Acquisition Corp IV
(f)
4,184 44
CF Acquisition Corp VII
(f)
3,957 41
Chenghe Acquisition Co
(f)
2,405 26
Churchill Capital Corp V
(f)
3,596 36
Clean Earth Acquisitions Corp
(f)
5,854 61
Coliseum Acquisition Corp
(f)
3,272 34
Colombier Acquisition Corp
(f)
11,685 118
Compass Digital Acquisition Corp
(f)
6,043 62
Compute Health Acquisition Corp - Warrants
(f)
1,520 1
COMMON STOCKS (continued) Shares Held Value (000’s)
Holding Companies - Diversified (continued)
Concord Acquisition Corp II
(f)
19,495 $ 199
Consilium Acquisition Corp I Ltd
(f)
9,917 104
Conyers Park III Acquisition Corp
(f)
4,555 46
Corsair Partnering Corp
(f)
17,945 185
DHC Acquisition Corp
(f)
3,144 33
Direct Selling Acquisition Corp
(f)
3,078 33
Distoken Acquisition Corp
(f)
6,122 63
DUET Acquisition Corp
(f)
3,516 37
EG Acquisition Corp
(f)
18,437 190
Elliott Opportunity II Corp
(f)
34,131 353
Embrace Change Acquisition Corp
(f)
2,707 28
Enphys Acquisition Corp
(f)
42,178 435
Enterprise 4.0 Technology Acquisition Corp
(f)
936 10
ESGEN Acquisition Corp - Warrants
(f)
524 —
ExcelFin Acquisition Corp - Warrants
(f)
275 —
FAST Acquisition Corp II
(f)
3,468 36
Focus Impact Acquisition Corp
(f)
5,530 58
Forbion European Acquisition Corp
(f)
4,501 48
Forest Road Acquisition Corp II
(f)
24,859 251
Fortune Rise Acquisition Corp
(f)
17,643 189
Forum Merger IV Corp
(f)
5,877 60
Freedom Acquisition I Corp
(f)
6,083 64
FTAC Emerald Acquisition Corp
(f)
5,858 60
FTAC Emerald Acquisition Corp - Warrants
(f)
2,173 —
FTAC Zeus Acquisition Corp
(f)
29,941 311
Fusion Acquisition Corp II
(f)
4,683 48
G Squared Ascend II Inc
(f)
661 7
Global Blockchain Acquisition Corp - Warrants
(f)
10,160 —
Global Systems Dynamics Inc
(f)
2,335 25
Goal Acquisitions Corp
(f)
15,830 163
GoGreen Investments Corp
(f)
11,277 121
Golden Star Acquisition Corp
(f)
3,462 35
Gores Holdings IX Inc
(f)
37,861 386
Growth For Good Acquisition Corp
(f)
14,732 153
GSR II Meteora Acquisition Corp
(f)
31,223 323
Hainan Manaslu Acquisition Corp
(f)
11,500 121
Hawks Acquisition Corp
(f)
13,318 134
HCM ACQUISITION CORP
(f)
5,662 60
Healthcare AI Acquisition Corp
(f)
29,749 314
Heartland Media Acquisition Corp
(f)
10,237 107
HH&L Acquisition Co
(f)
9,682 101
Iconic Sports Acquisition Corp
(f)
3,908 41
Infinite Acquisition Corp - A Shares
(f)
17,308 182
Infinite Acquisition Corp - Warrants
(f)
542 —
InFinT Acquisition Corp
(f)
2,193 24
Inflection Point Acquisition Corp II
(f)
5,143 52
Insight Acquisition Corp/DE
(f)
2,409 25
Integral Acquisition Corp 1
(f)
2,112 22
International Media Acquisition Corp - Warrants
(f)
2,300 —
Investcorp Europe Acquisition Corp I
(f)
20,401 217
Investcorp India Acquisition Corp
(f)
8,747 93
Jackson Acquisition Co
(f)
7,959 83
Jaguar Global Growth Corp I
(f)
22,846 240
Jardine Matheson Holdings Ltd 6,400 307
Jaws Hurricane Acquisition Corp
(f)
18,857 193
Jaws Juggernaut Acquisition Corp - Class A
(f)
21,056 217
Jaws Juggernaut Acquisition Corp - Warrants
(f)
510 —
Jaws Mustang Acquisition Corp - Warrants
(f)
4,137 —
Jupiter Acquisition Corp
(f)
3,313 34
JUPITER WELLNESS ACQUISITION CORP
(f)
2,768 20
Kernel Group Holdings Inc
(f)
5,927 62
Khosla Ventures Acquisition Co
(f)
34,040 350
LatAmGrowth SPAC
(f)
30,226 321
Learn CW Investment Corp
(f)
11,824 124
Liberty Resources Acquisition Corp
(f)
2,832 30
Live Oak Crestview Climate Acquisition Corp
(f)
3,003 31
Live Oak Crestview Climate Acquisition Corp -
Warrants
(f)
1,001 —
Logistics Innovation Technologies Corp
(f)
16,743 172

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Holding Companies - Diversified (continued)
M3-Brigade Acquisition III Corp
(f)
10,155 $ 106
Magnum Opus Acquisition Ltd
(f)
2,732 28
Mars Acquisition Corp
(f)
20,924 215
MELI Kaszek Pioneer Corp
(f)
6,217 64
Metal Sky Star Acquisition Corp
(f)
10,786 113
Metals Acquisition Corp
(f)
20,320 206
Motive Capital Corp II
(f)
19,880 209
Motive Capital Corp II - Warrants
(f)
3,723 —
Mountain & Co I Acquisition Corp
(f)
12,979 141
Nabors Energy Transition Corp
(f)
13,002 137
Newbury Street Acquisition Corp
(f)
6,123 64
Newcourt Acquisition Corp - Class A
(f)
1,948 22
Newcourt Acquisition Corp - Warrants
(f)
974 —
Oak Woods Acquisition Corp
(f)
4,220 43
Oak Woods Acquisition Corp - Warrants
(f)
10,768 —
Papaya Growth Opportunity Corp I
(f)
9,934 104
Patria Latin American Opportunity Acquisition
Corp
(f)
14,871 158
Pearl Holdings Acquisition Corp
(f)
18,018 189
Perception Capital Corp II
(f)
10,497 113
Pershing Square Tontine Holdings Ltd - Escrow
(f),(g)
3,910 —
Phoenix Biotech Acquisition Corp - Warrants
(f)
449 —
Plum Acquisition Corp I
(f)
5,822 61
Plum Acquisition Corp I - Warrants
(f)
1,370 —
Pontem Corp
(f)
47,096 488
Portage Fintech Acquisition Corp
(f)
3,859 40
Power & Digital Infrastructure Acquisition II Corp
(f)
548 6
Prime Number Acquisition I Corp
(f)
6,013 63
Project Energy Reimagined Acquisition Corp
(f)
12,224 126
PROOF Acquisition Corp I
(f)
21,852 228
PROOF Acquisition Corp I - Warrants
(f)
1,728 —
Prospector Capital Corp - Warrants
(f)
2,297 —
Pyrophyte Acquisition Corp
(f)
840 9
Pyrophyte Acquisition Corp - Warrants
(f)
600 —
Quadro Acquisition One Corp
(f)
936 10
Redwoods Acquisition Corp
(f)
6,192 65
Rigel Resource Acquisition Corp
(f)
33,847 360
ROC Energy Acquisition Corp
(f)
11,122 91
Rose Hill Acquisition Corp
(f)
1,538 17
Ross Acquisition Corp II
(f)
6,239 65
Roth CH Acquisition V Co
(f)
2,369 24
Screaming Eagle Acquisition Corp - Class A
(f)
51,055 523
Screaming Eagle Acquisition Corp - Warrants
(f)
2,644 —
Sculptor Acquisition Corp I
(f)
21,851 229
Seaport Global Acquisition II Corp
(f)
8,287 86
Semper Paratus Acquisition Corp - Warrants
(f)
597 —
SILVERspac Inc
(f)
7,442 77
SK Growth Opportunities Corp
(f)
15,124 159
Slam Corp - Class A
(f)
29,316 308
Slam Corp - Warrants
(f)
1,062 —
Social Capital Suvretta Holdings Corp II
(f)
14,196 146
Social Capital Suvretta Holdings Corp IV
(f)
13,484 139
Sound Point Acquisition Corp I Ltd
(f)
15,353 164
Southport Acquisition Corp
(f)
19,177 201
Spree Acquisition Corp 1 Ltd
(f)
18,110 191
Spring Valley Acquisition Corp II
(f)
1,102 12
Spring Valley Acquisition Corp II
(f)
8,391 88
Springwater Special Situations Corp
(f)
9,723 100
ST Energy Transition I Ltd
(f)
18,602 195
Swiftmerge Acquisition Corp
(f)
15,062 157
Swire Pacific Ltd 2,500 17
Talon 1 Acquisition Corp
(f)
8,154 88
Target Global Acquisition I Corp
(f)
14,604 154
Target Global Acquisition I Corp - Warrants
(f)
1,309 —
TenX Keane Acquisition
(f)
3,330 35
Thunder Bridge Capital Partners IV Inc
(f)
6,818 70
TLGY Acquisition Corp
(f)
9,046 96
TMT Acquisition Corp
(f)
1,396 14
COMMON STOCKS (continued) Shares Held Value (000’s)
Holding Companies - Diversified (continued)
TMT Acquisition Corp
(f)
3,938 $ 41
TortoiseEcofin Acquisition Corp III
(f)
12,098 125
Tristar Acquisition I Corp
(f)
16,145 168
Twelve Seas Investment Co II
(f)
4,742 49
Twin Ridge Capital Acquisition Corp
(f)
7,173 75
UTA Acquisition Corp
(f)
34,503 363
Vahanna Tech Edge Acquisition I Corp
(f)
5,545 58
Valuence Merger Corp I
(f)
549 6
Viscogliosi Brothers Acquisition Corp
(f)
1,320 14
Viscogliosi Brothers Acquisition Corp - Warrants
(f)
660 —
Waverley Capital Acquisition Corp 1
(f)
11,811 122
XPAC Acquisition Corp
(f)
27,668 284
Zimmer Energy Transition Acquisition Corp
(f)
5,750 59
$ 20,692
Home Builders - 0.25%
DR Horton Inc
(c),(e)
1,561 167
Lennar Corp - A Shares
(c)
961 103
NVR Inc
(f)
48 267
PulteGroup Inc
(e)
1,939 128
Sekisui Chemical Co Ltd 15,400 212
Skyline Champion Corp
(f)
2,602 151
$ 1,028
Home Furnishings - 0.04%
MillerKnoll Inc 2,954 40
SEB SA 744 70
Xperi Inc
(f)
6,220 74
$ 184
Insurance - 1.41%
Aflac Inc
(e)
1,574 101
Allianz SE 270 58
Allstate Corp/The 1,013 110
American International Group Inc
(c)
3,133 165
Aon PLC 274 84
Arch Capital Group Ltd
(c),(f)
4,920 343
Argo Group International Holdings Ltd 1,200 35
Arthur J Gallagher & Co
(e)
465 93
Assicurazioni Generali SpA 4,260 81
Assurant Inc
(e)
1,511 181
AXA SA 8,959 254
Berkshire Hathaway Inc - Class B
(e),(f)
2,087 670
Brown & Brown Inc
(e)
2,312 144
Chubb Ltd
(c)
4,427 823
Cincinnati Financial Corp
(c)
429 41
Equitable Holdings Inc 2,265 56
Everest Re Group Ltd
(c)
765 260
Globe Life Inc
(e)
1,788 184
Hannover Rueck SE 227 49
Intact Financial Corp 500 74
Kemper Corp 1,195 52
Lancashire Holdings Ltd 9,158 71
Lincoln National Corp 1,821 38
Loews Corp
(c),(e)
3,761 210
Manulife Financial Corp 900 17
Markel Group Inc
(f)
159 209
Marsh & McLennan Cos Inc
(c)
1,567 272
MetLife Inc
(e)
3,338 166
MS&AD Insurance Group Holdings Inc 4,000 137
NMI Holdings Inc
(f)
3,405 86
ProAssurance Corp 4,129 50
Progressive Corp/The 1,429 183
QBE Insurance Group Ltd 4,819 46
SiriusPoint Ltd
(f)
15,627 145
Sun Life Financial Inc 400 19
Swiss Re AG 544 55
Travelers Cos Inc/The
(c)
672 113
W R Berkley Corp
(c)
737 41
Willis Towers Watson PLC 759 166
$ 5,882

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Internet - 1.78%
Airbnb Inc
(c),(f)
1,911 $ 209
Alphabet Inc - A Shares
(c),(e),(f)
15,294 1,879
Alphabet Inc - C Shares
(f)
974 120
Amazon.com Inc
(c),(e),(f)
10,661 1,286
Booking Holdings Inc
(c),(e),(f)
307 771
CDW Corp/DE 285 49
Criteo SA ADR
(f)
1,645 52
eBay Inc
(e)
3,966 169
Expedia Group Inc
(c),(f)
875 84
F5 Inc
(f)
649 96
Gen Digital Inc
(e)
18,634 327
GoDaddy Inc
(f)
775 57
Magnite Inc
(f)
7,965 95
Match Group Inc
(f)
1,180 41
Meta Platforms Inc
(c),(e),(f)
3,673 972
Netflix Inc
(c),(e),(f)
902 356
Okta Inc
(c),(f)
800 73
Palo Alto Networks Inc
(c),(f)
320 68
Perficient Inc
(f)
325 25
Shopify Inc
(f)
1,182 68
Uber Technologies Inc
(f)
2,407 91
VeriSign Inc
(c),(e),(f)
977 218
Z Holdings Corp 109,300 272
Ziff Davis Inc
(f)
568 33
ZOZO Inc 1,300 26
$ 7,437
Investment Companies - 0.00%
Washington H Soul Pattinson & Co Ltd 541 11
Iron & Steel - 0.30%
ArcelorMittal SA 1,793 45
BlueScope Steel Ltd 8,061 97
Carpenter Technology Corp 1,613 73
Nippon Steel Corp 2,400 47
Nucor Corp
(c),(e)
1,386 183
Reliance Steel & Aluminum Co
(c)
356 83
Steel Dynamics Inc
(e)
855 79
Vale SA ADR 50,700 643
$ 1,250
Leisure Products & Services - 0.01%
Royal Caribbean Cruises Ltd
(c),(f)
51 4
YETI Holdings Inc
(f)
860 32
$ 36
Lodging - 0.22%
Choice Hotels International Inc 1,033 117
Hilton Grand Vacations Inc
(f)
2,168 93
Hilton Worldwide Holdings Inc
(c)
155 21
Las Vegas Sands Corp
(f)
1,479 82
Marriott International Inc/MD
(c),(e)
1,863 312
MGM Resorts International
(c),(e)
7,310 287
$ 912
Machinery - Construction & Mining - 0.14%
BWX Technologies Inc 1,160 70
Caterpillar Inc
(c),(e)
2,211 455
Metso Oyj 5,603 61
$ 586
Machinery - Diversified - 0.58%
Applied Industrial Technologies Inc 546 67
Atlas Copco AB - A Shares 23,490 344
Cactus Inc 1,430 45
Deere & Co
(c),(e)
664 230
Graco Inc 972 74
Ichor Holdings Ltd
(f)
1,949 59
IDEX Corp 708 141
Ingersoll Rand Inc
(e)
2,465 140
Kone Oyj 64 3
Middleby Corp/The
(f)
291 38
Otis Worldwide Corp
(c),(e)
4,674 372
Rotork PLC 62,838 251
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
Wartsila OYJ Abp 23,281 $ 265
Westinghouse Air Brake Technologies Corp 1,005 93
Xylem Inc/NY
(c)
2,515 252
Zurn Elkay Water Solutions Corp 2,092 47
$ 2,421
Media - 0.41%
Altice USA Inc
(f)
26,151 67
Cable One Inc 173 106
Charter Communications Inc
(e),(f)
328 107
Comcast Corp - Class A
(e)
7,437 292
Endeavor Group Holdings Inc
(f)
27,700 624
Fox Corp - A Shares
(e)
3,557 111
iHeartMedia Inc
(f)
6,333 15
Liberty Broadband Corp - C Shares
(c),(f)
455 34
Liberty Global PLC - A Shares
(c),(f)
2,116 35
News Corp - A Shares
(e)
3,166 58
Warner Bros Discovery Inc
(e),(f)
3,173 36
Wolters Kluwer NV 2,072 236
$ 1,721
Metal Fabrication & Hardware - 0.03%
Helios Technologies Inc 1,090 54
Hillman Solutions Corp
(f)
8,940 72
$ 126
Mining - 0.84%
Alcoa Corp
(c)
145 5
Arconic Corp
(f)
19,559 565
Barrick Gold Corp 4,090 69
BHP Group Ltd 627 17
Compass Minerals International Inc 1,360 43
Ecobat Holdings, Inc - Class B
(f)
2,998 1,829
First Quantum Minerals Ltd 5,900 124
Freeport-McMoRan Inc
(c),(e)
2,137 73
Kinross Gold Corp 25,000 118
Lundin Mining Corp 11,200 78
MP Materials Corp
(f)
2,061 43
Newcrest Mining Ltd 3,593 61
Newcrest Mining Ltd 5,294 89
Newmont Corp
(c)
3,071 124
Northern Star Resources Ltd 21,398 181
Pan American Silver Corp 500 8
Rio Tinto PLC ADR 1,390 82
South32 Ltd 5,399 14
$ 3,523
Miscellaneous Manufacturers - 0.52%
3M Co
(c),(e)
2,007 187
A O Smith Corp
(c),(e)
6,022 385
Alfa Laval AB 5,438 196
Eaton Corp PLC 317 56
General Electric Co
(e)
2,510 255
Illinois Tool Works Inc
(c),(e)
1,229 269
Orica Ltd 12,313 122
Parker-Hannifin Corp
(e)
454 145
Siemens AG 1,894 312
Sturm Ruger & Co Inc 1,157 60
Textron Inc
(c),(e)
3,113 192
$ 2,179
Office & Business Equipment - 0.06%
Canon Inc 2,800 70
Zebra Technologies Corp
(e),(f)
706 185
$ 255
Office Furnishings - 0.01%
Interface Inc 7,219 50
Oil & Gas - 0.82%
APA Corp
(e)
6,532 208
California Resources Corp 2,144 80
Canadian Natural Resources Ltd 4,039 217
Cenovus Energy Inc 1,900 30
Chevron Corp
(c),(e)
1,782 269

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Chord Energy Corp 635 $ 91
ConocoPhillips
(c),(e)
3,302 328
Devon Energy Corp
(e)
4,620 213
Diamondback Energy Inc 1,652 210
EOG Resources Inc
(e)
3,504 376
EQT Corp
(e)
8,366 291
Exxon Mobil Corp
(c),(e)
3,376 345
Imperial Oil Ltd 2,200 100
Marathon Petroleum Corp
(e)
1,042 109
Nabors Industries Ltd
(f)
524 44
Nabors Industries Ltd - Warrants
(f)
333 5
Parkland Corp 1,100 27
Patterson-UTI Energy Inc 4,140 40
PBF Energy Inc 1,755 65
Phillips 66
(c)
561 52
Pioneer Natural Resources Co
(e)
902 180
Ranger Oil Corp 1,373 50
Valero Energy Corp
(e)
208 22
Viper Energy Partners LP 2,101 54
$ 3,406
Oil & Gas Services - 0.22%
Baker Hughes Co
(c)
1,412 38
ChampionX Corp 2,252 57
DMC Global Inc
(f)
2,695 44
Halliburton Co
(e)
7,859 225
John Wood Group PLC
(f)
66,803 117
Liberty Energy Inc 5,069 60
Schlumberger NV
(c)
6,906 296
TechnipFMC PLC
(f)
5,425 71
$ 908
Packaging & Containers - 0.15%
Ball Corp 1,448 74
CCL Industries Inc 2,500 117
Packaging Corp of America
(e)
1,429 177
Sealed Air Corp
(c),(e)
6,282 238
$ 606
Pharmaceuticals - 1.48%
AbbVie Inc 429 59
ACELYRIN Inc
(f)
2,150 39
Aclaris Therapeutics Inc
(f)
7,495 63
AmerisourceBergen Corp
(e)
645 110
Ascendis Pharma A/S ADR
(f)
125 11
AstraZeneca PLC ADR 1,516 111
Bioxcel Therapeutics Inc
(f)
1,880 34
Bristol-Myers Squibb Co
(c),(e)
2,782 179
Cardinal Health Inc
(e)
2,724 224
Chugai Pharmaceutical Co Ltd 3,700 100
Cigna Group/The
(e)
859 213
CVS Health Corp
(e)
4,578 311
Dexcom Inc
(c),(f)
1,770 207
Elanco Animal Health Inc
(c),(f)
2,336 19
Eli Lilly & Co 315 135
Grifols SA
(f)
7,422 86
GSK PLC 6,614 111
Johnson & Johnson
(e)
3,396 526
McKesson Corp
(e)
249 97
Merck & Co Inc
(e)
2,066 228
Merus NV
(f)
3,700 80
Morphic Holding Inc
(f)
214 12
Neurocrine Biosciences Inc
(c),(f)
997 89
Novartis AG 5,901 566
Novo Nordisk A/S 3,079 496
Ono Pharmaceutical Co Ltd 3,300 62
Option Care Health Inc
(f)
9,150 252
Organon & Co
(e)
13,434 261
Pacira BioSciences Inc
(f)
2,504 95
Pfizer Inc
(e)
13,691 520
Premier Inc 1,925 48
Revance Therapeutics Inc
(f)
482 15
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Roche Holding AG 1,206 $ 384
Shionogi & Co Ltd 7,200 324
Vaxcyte Inc
(f)
561 28
Verona Pharma PLC ADR
(f)
909 20
Viatris Inc 5,697 52
$ 6,167
Pipelines - 0.76%
Cheniere Energy Inc 213 30
DCP Midstream LP
(c)
43,266 1,799
Kinder Morgan Inc
(e)
9,786 158
Magellan Midstream Partners LP 14,825 893
ONEOK Inc
(e)
3,873 219
Southcross Holdings
(f),(g)
615,976 3
Targa Resources Corp
(c)
770 52
Williams Cos Inc/The 527 15
$ 3,169
Private Equity - 0.01%
Onex Corp 1,200 54
Real Estate - 0.07%
Aroundtown SA 5,363 6
Marcus & Millichap Inc 2,054 60
McGrath RentCorp 658 58
Radius Global Infrastructure Inc
(f)
6,748 100
Sekisui House Ltd 1,300 25
Tricon Residential Inc 6,906 56
Vonovia SE 272 5
$ 310
REITs - 0.84%
Alexandria Real Estate Equities Inc
(e)
383 43
American Tower Corp
(e)
1,769 326
Americold Realty Trust Inc 691 20
AvalonBay Communities Inc
(e)
448 78
Camden Property Trust
(e)
1,437 150
CareTrust REIT Inc 3,794 74
Crown Castle Inc 219 25
Dexus 6,903 37
Digital Realty Trust Inc
(e)
1,119 115
Equinix Inc 100 75
Equity LifeStyle Properties Inc
(c)
1,880 119
Equity Residential
(e)
1,017 62
Extra Space Storage Inc
(e)
1,947 281
Healthpeak Properties Inc 455 9
Innovative Industrial Properties Inc 285 19
Invitation Homes Inc 263 9
Life Storage Inc
(c)
5,700 726
Mid-America Apartment Communities Inc
(c)
582 86
Pebblebrook Hotel Trust 4,084 55
Piedmont Office Realty Trust Inc 6,770 42
Prologis Inc
(e)
584 73
Public Storage 209 59
Realty Income Corp
(e)
2,856 170
Rithm Capital Corp 6,234 51
Ryman Hospitality Properties Inc 744 68
SBA Communications Corp 27 6
Simon Property Group Inc
(e)
1,491 157
UDR Inc
(c)
4,181 165
Uniti Group Inc 21,275 79
VICI Properties Inc
(e)
5,156 159
Welltower Inc
(e)
2,270 169
$ 3,507
Retail - 1.17%
Alimentation Couche-Tard Inc 1,200 58
AutoZone Inc
(e),(f)
37 88
Bath & Body Works Inc
(c),(e)
7,781 274
Best Buy Co Inc
(e)
793 58
CarMax Inc
(e),(f)
3,907 282
Cazoo Group Ltd
(f)
258 —
Chipotle Mexican Grill Inc
(c),(f)
59 123
Costco Wholesale Corp
(e)
67 35

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Cracker Barrel Old Country Store Inc 672 $ 66
Darden Restaurants Inc
(c)
758 120
Dollar Tree Inc
(f)
667 90
Fast Retailing Co Ltd 600 140
Freshpet Inc
(f)
1,370 82
Genuine Parts Co
(e)
709 106
H & M Hennes & Mauritz AB 8,718 109
Home Depot Inc/The 377 106
Industria de Diseno Textil SA 11,351 380
Jardine Cycle & Carriage Ltd 900 22
JD Sports Fashion PLC 51,579 98
Lowe's Cos Inc
(c),(e)
863 174
McDonald's Corp
(e)
1,609 458
Moncler SpA 1,607 109
O'Reilly Automotive Inc
(c),(e),(f)
148 133
Pandora A/S 459 37
Ross Stores Inc
(e)
1,767 184
Starbucks Corp
(e)
1,878 183
Texas Roadhouse Inc 355 38
TJX Cos Inc/The 4,203 323
Ulta Beauty Inc
(e),(f)
600 246
Walgreens Boots Alliance Inc
(e)
2,030 62
Walmart Inc
(e)
3,089 453
Wingstop Inc 482 96
Yum! Brands Inc
(c),(e)
1,279 165
$ 4,898
Savings & Loans - 0.05%
Berkshire Hills Bancorp Inc 2,112 43
New York Community Bancorp Inc 6,641 68
Pacific Premier Bancorp Inc 2,855 54
WSFS Financial Corp 1,155 39
$ 204
Semiconductors - 1.75%
Advanced Micro Devices Inc
(f)
713 84
Advantest Corp 2,400 307
Applied Materials Inc
(c),(e)
3,628 484
ASM International NV 132 57
ASML Holding NV 771 558
Broadcom Inc
(c),(e)
1,433 1,158
Entegris Inc
(c)
123 13
Infineon Technologies AG 750 28
KLA Corp
(c),(e)
566 251
Lam Research Corp
(e)
857 529
Microchip Technology Inc
(e)
5,141 387
Micron Technology Inc
(c)
3,669 250
MKS Instruments Inc 219 21
Monolithic Power Systems Inc
(c)
166 81
NVIDIA Corp
(c),(e)
2,832 1,072
NXP Semiconductors NV
(c)
2,208 396
ON Semiconductor Corp
(e),(f)
5,352 447
Qorvo Inc
(e),(f)
544 53
QUALCOMM Inc
(e)
2,457 278
Renesas Electronics Corp
(f)
700 11
Samsung Electronics Co Ltd 822 44
Semtech Corp
(f)
840 18
Silicon Motion Technology Corp ADR 840 52
SiTime Corp
(f)
275 27
Skyworks Solutions Inc
(e)
2,585 268
SUMCO Corp 6,600 94
Synaptics Inc
(f)
491 42
Texas Instruments Inc 592 103
Tower Semiconductor Ltd
(f)
5,234 205
$ 7,318
Software - 2.77%
Activision Blizzard Inc
(e),(f)
18,402 1,476
Adeia Inc 7,524 74
Adobe Inc
(c),(e),(f)
653 273
Agilysys Inc
(f)
944 70
ANSYS Inc
(c),(f)
571 184
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Autodesk Inc
(f)
85 $ 17
Black Knight Inc
(f)
1,597 92
Box Inc
(f)
2,522 71
Cadence Design Systems Inc
(c),(f)
247 57
Constellation Software Inc/Canada 153 312
Dassault Systemes SE 5,220 230
Datadog Inc
(c),(f)
761 72
DocuSign Inc
(f)
1,185 67
DoubleVerify Holdings Inc
(f)
1,769 62
Dynatrace Inc
(c),(f)
1,036 53
Electronic Arts Inc 600 77
Fair Isaac Corp
(e),(f)
87 69
Fidelity National Information Services Inc 11,600 633
Fiserv Inc
(e),(f)
413 46
Five9 Inc
(f)
515 34
HubSpot Inc
(c),(f)
197 102
Intapp Inc
(f)
300 13
Jamf Holding Corp
(f)
2,505 46
Lumine Group Inc
(f)
525 8
Manhattan Associates Inc
(f)
343 62
Microsoft Corp
(c),(e)
8,477 2,784
MINDBODY Inc
(f),(g)
9,229 337
MongoDB Inc
(c),(f)
29 9
Nexon Co Ltd 8,600 175
NextGen Healthcare Inc
(f)
2,851 44
Open Text Corp 100 4
Palantir Technologies Inc
(c),(f)
539 8
Paychex Inc
(c),(e)
1,935 203
Paycom Software Inc
(c)
436 122
PowerSchool Holdings Inc
(f)
2,736 52
Roper Technologies Inc
(c),(e)
155 71
Salesforce Inc
(c),(e),(f)
3,117 696
ServiceNow Inc
(c),(e),(f)
313 171
SolarWinds Corp
(f)
8,305 77
Square Enix Holdings Co Ltd 200 9
Synopsys Inc
(f)
62 28
Take-Two Interactive Software Inc
(f)
71 10
Temenos AG 1,814 153
Topicus.com Inc
(f)
238 17
Veeva Systems Inc
(c),(f)
490 81
Verra Mobility Corp
(f)
5,330 94
VMware Inc
(c),(f)
13,183 1,797
WiseTech Global Ltd 1,982 96
Workday Inc
(c),(f)
806 170
Xero Ltd
(f)
2,003 143
Zoom Video Communications Inc
(c),(f)
71 5
ZoomInfo Technologies Inc
(f)
1,240 31
$ 11,587
Telecommunications - 0.49%
Arista Networks Inc
(f)
391 65
AT&T Inc
(e)
6,960 110
Calix Inc
(f)
1,132 53
Cisco Systems Inc
(c),(e)
9,885 491
Hellenic Telecommunications Organization SA 10,834 166
InterDigital Inc 762 63
Motorola Solutions Inc
(c),(e)
1,001 282
SoftBank Corp 5,200 55
Telia Co AB 2,358 6
T-Mobile US Inc
(e),(f)
1,011 138
Verizon Communications Inc
(e)
2,494 89
Vodafone Group PLC ADR 55,900 530
$ 2,048
Transportation - 0.44%
AP Moller - Maersk A/S - B 31 52
Aurizon Holdings Ltd 20,354 47
Canadian National Railway Co 1,148 129
Central Japan Railway Co 1,000 122
CH Robinson Worldwide Inc
(e)
928 88
CSX Corp
(e)
2,565 79

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
Deutsche Post AG 2,455 $ 111
DSV A/S 105 20
Expeditors International of Washington Inc
(e)
2,850 314
FedEx Corp
(c)
255 56
Freightos Ltd - Warrants
(f)
388 —
Hankyu Hanshin Holdings Inc 600 19
Heartland Express Inc 4,932 77
Knight-Swift Transportation Holdings Inc 1,727 95
Nippon Express Holdings Inc 2,200 123
Norfolk Southern Corp
(e)
403 84
Old Dominion Freight Line Inc
(e)
452 140
SITC International Holdings Co Ltd 5,000 9
TFI International Inc 100 10
Union Pacific Corp 559 108
United Parcel Service Inc
(c),(e)
1,039 174
$ 1,857
Water - 0.06%
Veolia Environnement SA 7,791 230
TOTAL COMMON STOCKS $ 163,199
CONVERTIBLE PREFERRED STOCKS
- 0.03% Shares Held Value (000's)
Pipelines - 0.01%
El Paso Energy Capital Trust I 4.75%, 03/31/2028 452 $ 21
Southcross Energy Series A 0.00%
(f)
2,399,339 24
$ 45
Software - 0.02%
Clarivate PLC 5.25%, 06/01/2024 1,950 69
TOTAL CONVERTIBLE PREFERRED STOCKS $ 114
PREFERRED STOCKS - 0.02% Shares Held Value (000's)
Apparel - 0.01%
Fossil Group Inc 7.00%, 11/30/2026 2,730 $ 50
Machinery - Construction & Mining - 0.01%
Babcock & Wilcox Enterprises Inc 6.50%,
12/31/2026
1,116 24
TOTAL PREFERRED STOCKS $ 74
BONDS - 32.01%
Principal Amount
(000's) Value (000's)
Advertising - 0.09%
Clear Channel Outdoor Holdings Inc
7.50%, 06/01/2029
(i)
$ 382 $ 272
Outfront Media Capital LLC / Outfront Media
Capital Corp
5.00%, 08/15/2027
(i)
110 99
$ 371
Aerospace & Defense - 0.11%
Boeing Co/The
3.38%, 06/15/2046 45 31
5.15%, 05/01/2030 135 134
Bombardier Inc
7.88%, 04/15/2027
(i)
159 157
Embraer Netherlands Finance BV
5.05%, 06/15/2025 75 73
Raytheon Technologies Corp
5.00%, 02/27/2026 65 66
$ 461
Agriculture - 0.08%
Vector Group Ltd
10.50%, 11/01/2026
(i)
352 352
Airlines - 0.10%
United Airlines 2016-2 Class B Pass Through Trust
3.65%, 04/07/2027 144 135
United Airlines 2019-2 Class B Pass Through Trust
3.50%, 11/01/2029 301 274
United Airlines 2020-1 Class B Pass Through Trust
4.88%, 07/15/2027 14 13
$ 422
BONDS (continued)
Principal Amount
(000’s) Value (000’s)
Automobile Asset Backed Securities - 0.84%
Avid Automobile Receivables Trust 2019-1
3.14%, 07/15/2026
(i)
$ 62 $ 62
Avis Budget Rental Car Funding AESOP LLC
2.13%, 08/20/2027
(i)
350 305
7.24%, 06/20/2029
(i)
100 99
Carvana Auto Receivables Trust 2021-N3
1.02%, 06/12/2028 47 44
Carvana Auto Receivables Trust 2021-N4
2.30%, 09/11/2028 100 93
Carvana Auto Receivables Trust 2021-P1
1.53%, 03/10/2027 140 124
Drive Auto Receivables Trust 2021-1
1.45%, 01/16/2029 220 207
DT Auto Owner Trust 2021-4
1.99%, 09/15/2027
(i)
115 106
DT Auto Owner Trust 2022-2
5.46%, 03/15/2028
(i)
150 146
DT Auto Owner Trust 2023-2
6.62%, 02/15/2029
(i)
115 115
Exeter Automobile Receivables Trust 2020-2
4.73%, 04/15/2026
(i)
140 139
Exeter Automobile Receivables Trust 2023-2
6.32%, 08/15/2029 100 99
First Investors Auto Owner Trust 2019-2
2.80%, 12/15/2025
(i)
75 74
3.88%, 01/15/2026
(i)
175 172
Flagship Credit Auto Trust 2022-1
3.64%, 03/15/2028
(i)
200 186
GLS Auto Receivables Issuer Trust 2021-4
2.48%, 10/15/2027
(i)
205 189
Hertz Vehicle Financing III LLC
4.85%, 06/25/2026
(i)
250 232
Prestige Auto Receivables Trust 2019-1
3.90%, 05/15/2026
(i)
145 143
Prestige Auto Receivables Trust 2021-1
2.08%, 02/15/2028
(i)
170 153
Santander Drive Auto Receivables Trust 2020-1
5.35%, 03/15/2028 385 383
Santander Drive Auto Receivables Trust 2021-4
1.67%, 10/15/2027 355 329
Westlake Automobile Receivables Trust 2022-2
5.48%, 09/15/2027
(i)
125 122
$ 3,522
Automobile Manufacturers - 0.85%
American Honda Finance Corp
1.50%, 01/13/2025 900 851
General Motors Co
5.40%, 04/01/2048 260 218
5.95%, 04/01/2049 150 136
General Motors Financial Co Inc
5.70%, 09/30/2030
(j),(k)
35 31
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.00%
5.75%, 09/30/2027
(j),(k)
100 81
3 Month USD LIBOR + 3.60%
6.00%, 01/09/2028 160 163
6.50%, 09/30/2028
(j),(k)
75 62
3 Month USD LIBOR + 3.44%
Mercedes-Benz Finance North America LLC
4.95%, 03/30/2025
(i)
405 404
Toyota Motor Credit Corp
1.45%, 01/13/2025 905 856
3.95%, 06/30/2025 385 379
4.40%, 09/20/2024 385 382
$ 3,563

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal Amount
(000’s) Value (000’s)
Banks - 1.76%
Banco Mercantil del Norte SA/Grand Cayman
5.88%, 01/24/2027
(i),(j),(k),(l)
$ 625 $ 530
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.64%
5.88%, 01/24/2027
(j),(k),(l)
200 170
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.64%
Banco Santander SA
5.15%, 08/18/2025 200 197
Bank Hapoalim BM
3.26%, 01/21/2032
(i),(k),(l)
400 339
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.16%
Bank Leumi Le-Israel BM
7.13%, 07/18/2033
(i),(k),(l)
500 491
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.47%
Bank of America Corp
6.19%, 04/25/2025 380 381
Secured Overnight Financing Rate + 1.10%
Bank of New York Mellon Corp/The
5.71%, 04/25/2025 190 190
Secured Overnight Financing Rate + 0.62%
Barclays PLC
3.56%, 09/23/2035
(k)
495 392
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
4.38%, 03/15/2028
(j),(k),(l)
230 152
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%
Commonwealth Bank of Australia/New York NY
5.32%, 03/13/2026 250 253
Credit Suisse Group AG
2.19%, 06/05/2026
(i),(k)
250 227
Secured Overnight Financing Rate + 2.04%
6.44%, 08/11/2028
(i),(k)
250 249
Secured Overnight Financing Rate + 3.70%
Deutsche Bank AG/New York NY
3.73%, 01/14/2032
(k)
200 150
Secured Overnight Financing Rate + 2.76%
Goldman Sachs Group Inc/The
1.76%, 01/24/2025
(k)
440 428
Secured Overnight Financing Rate + 0.73%
Israel Discount Bank Ltd
5.38%, 01/26/2028
(i)
675 667
KeyBank NA/Cleveland OH
4.70%, 01/26/2026 370 341
Mitsubishi UFJ Financial Group Inc
5.06%, 09/12/2025
(k)
390 387
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.55%
Morgan Stanley
6.27%, 04/17/2025 380 381
Secured Overnight Financing Rate + 1.17%
OTP Bank Nyrt
7.35%, 03/04/2026
(k)
EUR 125 134
3 Month Euro Interbank Offered Rate +
4.52%
Raiffeisenbank AS
7.13%, 01/19/2026
(k)
300 318
3 Month Euro Interbank Offered Rate +
3.93%
Standard Chartered PLC
3.27%, 02/18/2036
(i),(k)
$ 375 298
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.30%
BONDS (continued)
Principal Amount
(000’s) Value (000’s)
Banks (continued)
UniCredit SpA
2.57%, 09/22/2026
(i),(k)
$ 350 $ 316
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%
Wells Fargo & Co
6.39%, 04/25/2026 380 383
Secured Overnight Financing Rate + 1.32%
$ 7,374
Biotechnology - 0.07%
Amgen Inc
5.25%, 03/02/2025 280 281
Building Materials - 0.45%
Cemex SAB de CV
3.88%, 07/11/2031
(i)
460 382
5.13%, 06/08/2026
(i),(j),(k)
200 176
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.53%
5.20%, 09/17/2030
(i)
375 346
9.13%, 03/14/2028
(i),(j),(k)
200 201
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.91%
9.13%, 03/14/2028
(j),(k)
400 401
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.91%
JELD-WEN Inc
6.25%, 05/15/2025
(i)
355 358
$ 1,864
Chemicals - 0.59%
Ashland LLC
3.38%, 09/01/2031
(i)
155 124
Braskem Netherlands Finance BV
4.50%, 01/31/2030
(i)
200 169
Diamond BC BV
4.63%, 10/01/2029
(i)
1,080 1,084
Orbia Advance Corp SAB de CV
2.88%, 05/11/2031
(i)
205 162
Sasol Financing USA LLC
4.38%, 09/18/2026 500 437
8.75%, 05/03/2029
(i)
525 503
$ 2,479
Coal - 0.03%
CONSOL Energy Inc
11.00%, 11/15/2025
(i)
132 134
Commercial Mortgage Backed Securities - 0.62%
BPR Trust 2021-NRD
11.93%, 12/15/2038
(i)
140 124
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 6.87%
Citigroup Commercial Mortgage Trust 2014-GC21
4.94%, 05/10/2047
(i),(m)
135 89
COMM 2012-CCRE3 Mortgage Trust
3.92%, 10/15/2045
(i)
110 95
COMM 2012-LC4 Mortgage Trust
5.30%, 12/10/2044
(m)
10 8
CSMC 2014-USA OA LLC
4.37%, 09/15/2037
(i)
1,055 558
Extended Stay America Trust 2021-ESH
8.81%, 07/15/2038
(i)
117 111
1.00 x 1 Month USD LIBOR + 3.70%
Med Trust 2021-MDLN
6.91%, 11/15/2038
(i)
100 96
1.00 x 1 Month USD LIBOR + 1.80%
Morgan Stanley Capital I Trust 2011-C2
5.21%, 06/15/2044
(i),(m)
282 258
5.21%, 06/15/2044
(i),(m)
160 114

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal Amount
(000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Starwood Retail Property Trust 2014-STAR
0.00%, 11/15/2027
(f),(g),(i)
$ 645 $ 41
1.00 x 1 Month USD LIBOR + 4.40%
7.86%, 11/15/2027
(g),(i)
170 65
1.00 x 1 Month USD LIBOR + 2.75%
Wells Fargo Commercial Mortgage Trust
2013-LC12
4.25%, 07/15/2046
(m)
215 161
Wells Fargo Commercial Mortgage Trust 2016-C36
4.12%, 11/15/2059
(m)
100 73
WFRBS Commercial Mortgage Trust 2011-C3
5.85%, 03/15/2044
(i),(m)
108 21
WFRBS Commercial Mortgage Trust 2011-C4
4.85%, 06/15/2044
(i),(m)
845 720
WFRBS Commercial Mortgage Trust 2014-C20
4.38%, 05/15/2047 100 76
$ 2,610
Commercial Services - 0.29%
Global Payments Inc
2.90%, 11/15/2031 30 25
5.40%, 08/15/2032 15 15
La Financiere Atalian SASU
4.00%, 05/15/2024 EUR 177 141
5.13%, 05/15/2025 169 124
MoneyGram International Inc
5.38%, 08/01/2026
(i)
$ 470 480
TriNet Group Inc
3.50%, 03/01/2029
(i)
65 56
Verisk Analytics Inc
5.75%, 04/01/2033 60 62
Verscend Escrow Corp
9.75%, 08/15/2026
(i)
312 313
$ 1,216
Computers - 0.19%
Leidos Inc
5.75%, 03/15/2033 150 149
NCR Corp
6.13%, 09/01/2029
(i)
439 435
Western Digital Corp
2.85%, 02/01/2029 120 97
4.75%, 02/15/2026 120 114
$ 795
Cosmetics & Personal Care - 0.04%
Natura Cosmeticos SA
4.13%, 05/03/2028
(i)
200 168
Distribution & Wholesale - 0.07%
Univar Solutions USA Inc/Washington
5.13%, 12/01/2027
(i)
283 284
Diversified Financial Services - 0.78%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
5.75%, 06/06/2028
(n)
170 169
Aircastle Ltd
5.25%, 06/15/2026
(i),(j),(k)
60 41
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.41%
Ally Financial Inc
4.70%, 05/15/2026
(j),(k)
125 88
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.87%
4.70%, 05/15/2028
(j),(k)
185 121
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 3.48%
American Express Co
5.80%, 05/03/2024 380 379
Secured Overnight Financing Rate + 0.72%
BONDS (continued)
Principal Amount
(000’s) Value (000’s)
Diversified Financial Services (continued)
Antares Holdings LP
2.75%, 01/15/2027
(i)
$ 255 $ 209
Aviation Capital Group LLC
1.95%, 01/30/2026
(i)
50 45
Capital One Financial Corp
6.43%, 05/09/2025 375 369
Secured Overnight Financing Rate + 1.35%
OneMain Finance Corp
3.50%, 01/15/2027 180 150
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer
Inc
2.88%, 10/15/2026
(i)
1,060 926
3.63%, 03/01/2029
(i)
285 235
3.88%, 03/01/2031
(i)
5 4
4.00%, 10/15/2033
(i)
255 192
SOCAR Turkey Enerji AS via Steas Funding 1 DAC
7.23%, 03/17/2026 320 311
$ 3,239
Electric - 0.41%
Comision Federal de Electricidad
5.00%, 09/29/2036 524 441
Edison International
5.38%, 03/15/2026
(j),(k)
255 223
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.70%
Lamar Funding Ltd
3.96%, 05/07/2025 325 311
NextEra Energy Capital Holdings Inc
4.20%, 06/20/2024 385 380
6.05%, 03/01/2025 45 46
NPC Ukrenergo
0.00%, 11/09/2028
(f),(i)
425 69
Origin Energy Finance Ltd
1.00%, 09/17/2029 EUR 100 98
Pacific Gas and Electric Co
4.30%, 03/15/2045 $ 155 110
5.45%, 06/15/2027 45 44
$ 1,722
Electronics - 0.04%
Trimble Inc
6.10%, 03/15/2033 175 177
Energy - Alternate Sources - 0.05%
Energo-Pro AS
8.50%, 02/04/2027
(i)
225 211
Engineering & Construction - 0.32%
HTA Group Ltd/Mauritius
7.00%, 12/18/2025 600 555
7.00%, 12/18/2025
(i)
365 338
IEA Energy Services LLC
6.63%, 08/15/2029
(i)
140 133
IHS Holding Ltd
5.63%, 11/29/2026
(i)
275 234
TopBuild Corp
4.13%, 02/15/2032
(i)
80 67
$ 1,327
Entertainment - 0.36%
Allen Media LLC / Allen Media Co-Issuer Inc
10.50%, 02/15/2028
(i)
471 259
Everi Holdings Inc
5.00%, 07/15/2029
(i)
25 22
GENM Capital Labuan Ltd
3.88%, 04/19/2031
(i)
200 160
Scientific Games International Inc
7.00%, 05/15/2028
(i)
661 654
7.25%, 11/15/2029
(i)
115 114

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal Amount
(000’s) Value (000’s)
Entertainment (continued)
Warnermedia Holdings Inc
3.76%, 03/15/2027 $ 65 $ 61
4.05%, 03/15/2029 50 46
4.28%, 03/15/2032 195 170
$ 1,486
Food - 0.17%
JBS USA LUX SA / JBS USA Food Co / JBS USA
Finance Inc
3.00%, 02/02/2029
(i)
70 59
Pilgrim's Pride Corp
5.88%, 09/30/2027
(i)
280 274
TreeHouse Foods Inc
4.00%, 09/01/2028 445 383
$ 716
Food Service - 0.31%
Aramark Services Inc
5.00%, 04/01/2025
(i)
152 148
6.38%, 05/01/2025
(i)
1,145 1,137
$ 1,285
Healthcare - Services - 0.09%
Centene Corp
2.45%, 07/15/2028 15 13
Charles River Laboratories International Inc
3.75%, 03/15/2029
(i)
35 31
4.25%, 05/01/2028
(i)
30 27
Molina Healthcare Inc
4.38%, 06/15/2028
(i)
80 73
Syneos Health Inc
3.63%, 01/15/2029
(i)
220 213
Tenet Healthcare Corp
4.63%, 06/15/2028 20 19
$ 376
Insurance - 0.07%
AIA Group Ltd
4.95%, 04/04/2033
(i)
200 202
Global Atlantic Fin Co
4.40%, 10/15/2029
(i)
130 112
$ 314
Internet - 1.16%
Expedia Group Inc
2.95%, 03/15/2031 30 25
3.25%, 02/15/2030 210 182
Getty Images Inc
9.75%, 03/01/2027
(i)
1,544 1,539
Go Daddy Operating Co LLC / GD Finance Co Inc
5.25%, 12/01/2027
(i)
105 100
Netflix Inc
4.88%, 04/15/2028 25 25
4.88%, 06/15/2030
(i)
230 226
5.38%, 11/15/2029
(i)
35 35
5.88%, 11/15/2028 145 150
6.38%, 05/15/2029 200 212
Prosus NV
3.26%, 01/19/2027
(i)
825 748
4.19%, 01/19/2032 400 330
Uber Technologies Inc
4.50%, 08/15/2029
(i)
440 402
6.25%, 01/15/2028
(i)
55 55
7.50%, 09/15/2027
(i)
785 805
8.00%, 11/01/2026
(i)
15 15
$ 4,849
Investment Companies - 0.37%
Ares Capital Corp
2.88%, 06/15/2028 285 237
3.20%, 11/15/2031 225 172
Barings BDC Inc
3.30%, 11/23/2026 125 109
BONDS (continued)
Principal Amount
(000’s) Value (000’s)
Investment Companies (continued)
Blackstone Secured Lending Fund
2.13%, 02/15/2027 $ 450 $ 380
FS KKR Capital Corp
3.13%, 10/12/2028 145 118
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.75%, 09/15/2024 5 5
5.25%, 05/15/2027 215 177
6.25%, 05/15/2026 10 9
6.38%, 12/15/2025 100 90
Owl Rock Capital Corp
2.88%, 06/11/2028 260 212
Owl Rock Technology Finance Corp
2.50%, 01/15/2027 25 21
$ 1,530
Iron & Steel - 0.20%
ArcelorMittal SA
6.80%, 11/29/2032 190 196
CSN Inova Ventures
6.75%, 01/28/2028
(i)
300 278
6.75%, 01/28/2028 200 185
Usiminas International Sarl
5.88%, 07/18/2026 200 195
$ 854
Leisure Products & Services - 0.26%
Carnival Corp
5.75%, 03/01/2027
(i)
546 467
NCL Corp Ltd
5.88%, 03/15/2026
(i)
220 200
5.88%, 02/15/2027
(i)
85 81
NCL Finance Ltd
6.13%, 03/15/2028
(i)
40 34
Royal Caribbean Cruises Ltd
4.25%, 07/01/2026
(i)
35 32
5.50%, 04/01/2028
(i)
290 267
$ 1,081
Lodging - 0.40%
Gohl Capital Ltd
4.25%, 01/24/2027 400 375
Hilton Grand Vacations Borrower Escrow LLC /
Hilton Grand Vacations Borrower Esc row Inc
4.88%, 07/01/2031
(i)
30 25
5.00%, 06/01/2029
(i)
105 93
Hilton Worldwide Finance LLC / Hilton Worldwide
Finance Corp
4.88%, 04/01/2027 105 102
Marriott Ownership Resorts Inc
4.50%, 06/15/2029
(i)
80 69
Melco Resorts Finance Ltd
5.63%, 07/17/2027 200 175
5.75%, 07/21/2028 400 336
MGM China Holdings Ltd
5.25%, 06/18/2025 200 190
Travel + Leisure Co
4.50%, 12/01/2029
(i)
100 85
4.63%, 03/01/2030
(i)
145 123
6.00%, 04/01/2027 10 10
6.63%, 07/31/2026
(i)
85 84
$ 1,667
Machinery - Construction & Mining - 0.08%
Caterpillar Financial Services Corp
0.95%, 01/10/2024 340 331
Machinery - Diversified - 0.05%
John Deere Capital Corp
0.90%, 01/10/2024 85 83
1.25%, 01/10/2025 130 123
$ 206

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal Amount
(000’s) Value (000’s)
Media - 1.21%
CCO Holdings LLC / CCO Holdings Capital Corp
5.13%, 05/01/2027
(i)
$ 1,080 $ 1,000
5.50%, 05/01/2026
(i)
30 29
Cengage Learning Inc
9.50%, 06/15/2024
(i)
243 242
Charter Communications Operating LLC / Charter
Communications Operating Capital
2.30%, 02/01/2032 20 15
2.80%, 04/01/2031 50 40
4.40%, 04/01/2033 25 22
4.40%, 12/01/2061 955 620
CSC Holdings LLC
3.38%, 02/15/2031
(i)
475 325
4.63%, 12/01/2030
(i)
850 363
DISH DBS Corp
5.13%, 06/01/2029 175 79
5.25%, 12/01/2026
(i)
715 565
5.75%, 12/01/2028
(i)
190 138
iHeartCommunications Inc
4.75%, 01/15/2028
(i)
475 330
5.25%, 08/15/2027
(i)
55 39
Lagardere SA
1.75%, 10/07/2027 EUR 300 312
2.13%, 10/16/2026 400 419
TEGNA Inc
4.63%, 03/15/2028 $ 248 216
5.00%, 09/15/2029 125 107
Ziggo Bond Co BV
6.00%, 01/15/2027
(i)
220 203
$ 5,064
Mining - 0.86%
Arconic Corp
6.00%, 05/15/2025
(i)
256 257
6.13%, 02/15/2028
(i)
169 171
BHP Billiton Finance USA Ltd
4.88%, 02/27/2026 185 186
Copper Mountain Mining Corp
8.00%, 04/09/2026
(i)
527 532
Corp Nacional del Cobre de Chile
5.13%, 02/02/2033
(i)
225 224
First Quantum Minerals Ltd
6.88%, 03/01/2026
(i)
620 603
7.50%, 04/01/2025
(i)
200 200
FMG Resources August 2006 Pty Ltd
4.50%, 09/15/2027
(i)
150 142
Freeport-McMoRan Inc
4.25%, 03/01/2030 55 50
4.63%, 08/01/2030 25 23
Glencore Funding LLC
2.85%, 04/27/2031
(i)
315 259
Stillwater Mining Co
4.00%, 11/16/2026
(i)
550 478
4.00%, 11/16/2026 200 174
4.50%, 11/16/2029
(i)
350 276
Volcan Cia Minera SAA
4.38%, 02/11/2026
(i)
30 20
$ 3,595
Mortgage Backed Securities - 0.47%
Alternative Loan Trust 2003-22CB
5.75%, 12/25/2033 51 51
Alternative Loan Trust 2004-16CB
5.50%, 07/25/2034 30 29
5.50%, 08/25/2034 29 28
Alternative Loan Trust 2004-J10
6.00%, 09/25/2034 63 61
Alternative Loan Trust 2005-J1
5.50%, 02/25/2025 16 15
BONDS (continued)
Principal Amount
(000’s) Value (000’s)
Mortgage Backed Securities (continued)
Banc of America Alternative Loan Trust 2003-8
5.50%, 10/25/2033 $ 31 $ 30
Banc of America Funding 2005-7 Trust
5.75%, 11/25/2035 24 23
Banc of America Funding 2007-4 Trust
5.50%, 11/25/2034 25 22
Banc of America Mortgage 2005-A Trust
3.88%, 02/25/2035
(m)
9 9
BINOM Securitization Trust 2022-RPL1
3.00%, 02/25/2061
(i),(m)
140 103
CHL Mortgage Pass-Through Trust 2004-HYB4
4.15%, 09/20/2034
(m)
17 15
CIM Trust 2021-NR2
2.57%, 07/25/2059
(i),(m)
104 100
Connecticut Avenue Securities Trust 2020-R01
7.19%, 01/25/2040
(i)
41 41
1.00 x 1 Month USD LIBOR + 2.05%
Connecticut Avenue Securities Trust 2022-R06
7.72%, 05/25/2042
(i)
80 82
1.00 x 30 Day Average Secured Overnight
Financing Rate + 2.75%
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-27
5.75%, 11/25/2033 22 21
CSMC 2020-RPL3 Trust
2.69%, 03/25/2060
(i),(m)
130 127
DSLA Mortgage Loan Trust 2005-AR5
5.79%, 09/19/2045 90 54
1.00 x 1 Month USD LIBOR + 0.66%
Freddie Mac STACR REMIC Trust 2022-DNA4
7.17%, 05/25/2042
(i)
79 80
1.00 x 30 Day Average Secured Overnight
Financing Rate + 2.20%
GSR Mortgage Loan Trust 2005-4F
6.50%, 02/25/2035 30 28
IndyMac INDX Mortgage Loan Trust 2004-AR7
6.36%, 09/25/2034 76 67
1.00 x 1 Month USD LIBOR + 1.22%
IndyMac INDX Mortgage Loan Trust 2005-AR11
3.46%, 08/25/2035
(m)
323 259
Lehman XS Trust Series 2006-2N
5.66%, 02/25/2046 55 49
1.00 x 1 Month USD LIBOR + 0.52%
MASTR Alternative Loan Trust 2003-9
5.25%, 11/25/2033 18 18
MASTR Alternative Loan Trust 2004-5
5.50%, 06/25/2034 14 14
6.00%, 06/25/2034 17 17
MASTR Alternative Loan Trust 2004-8
6.00%, 09/25/2034 97 94
Merrill Lynch Mortgage Investors Trust Series
MLCC 2006-2
4.57%, 05/25/2036
(m)
4 4
PRPM 2021-2 LLC
2.12%, 03/25/2026
(i),(m)
62 59
PRPM 2021-3 LLC
1.87%, 04/25/2026
(i),(m)
129 122
PRPM 2021-9 LLC
2.36%, 10/25/2026
(i),(m)
110 103
Structured Adjustable Rate Mortgage Loan Trust
5.45%, 07/25/2035 350 225
1.00 x 1 Month USD LIBOR + 0.31%
$ 1,950
Office & Business Equipment - 0.10%
CDW LLC / CDW Finance Corp
3.25%, 02/15/2029 140 120
3.28%, 12/01/2028 135 117
3.57%, 12/01/2031 55 46

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal Amount
(000’s) Value (000’s)
Office & Business Equipment (continued)
CDW LLC / CDW Finance Corp   (continued)
4.25%, 04/01/2028 $ 155 $ 143
$ 426
Oil & Gas - 2.24%
Aker BP ASA
3.75%, 01/15/2030
(i)
210 187
Bellatrix Exploration PIK - Escrow
0.00%, 12/15/2023
(f),(g)
257 —
Calumet Specialty Products Partners LP / Calumet
Finance Corp
11.00%, 04/15/2025
(i)
469 483
Cobalt International Energy Inc
0.00%, 12/01/2023
(f),(g)
4,635 —
Continental Resources Inc/OK
2.88%, 04/01/2032
(i)
190 146
5.75%, 01/15/2031
(i)
920 876
Ecopetrol SA
8.88%, 01/13/2033 225 220
Energean Israel Finance Ltd
4.88%, 03/30/2026
(i)
325 299
5.38%, 03/30/2028
(i)
830 740
EQT Corp
3.13%, 05/15/2026
(i)
30 28
3.63%, 05/15/2031
(i)
150 128
3.90%, 10/01/2027 165 153
5.00%, 01/15/2029 300 283
7.00%, 02/01/2030 10 10
KazMunayGas National Co JSC
5.38%, 04/24/2030 1,200 1,085
Kosmos Energy Ltd
7.13%, 04/04/2026 200 175
7.50%, 03/01/2028
(i)
350 289
7.75%, 05/01/2027 200 171
Leviathan Bond Ltd
5.75%, 06/30/2023
(i)
99 99
6.13%, 06/30/2025
(i)
555 539
6.50%, 06/30/2027
(i)
830 787
Matador Resources Co
6.88%, 04/15/2028
(i)
30 30
Occidental Petroleum Corp
5.55%, 03/15/2026 350 349
6.13%, 01/01/2031 5 5
7.88%, 09/15/2031 10 11
8.88%, 07/15/2030 10 11
OGX Austria GmbH
0.00%, 06/01/2018
(f),(i)
600 —
0.00%, 04/01/2022
(f),(i)
1,100 —
Ovintiv Inc
6.50%, 08/15/2034 20 20
6.50%, 02/01/2038 10 10
6.63%, 08/15/2037 40 40
7.20%, 11/01/2031 5 5
7.38%, 11/01/2031 5 5
8.13%, 09/15/2030 25 27
PDC Energy Inc
5.75%, 05/15/2026 458 457
Petroleos Mexicanos
6.49%, 01/23/2027 775 671
7.69%, 01/23/2050 150 97
ROCC Holdings LLC
9.25%, 08/15/2026
(i)
264 283
Southwestern Energy Co
4.75%, 02/01/2032 25 22
Tengizchevroil Finance Co International Ltd
4.00%, 08/15/2026 725 638
$ 9,379
BONDS (continued)
Principal Amount
(000’s) Value (000’s)
Other Asset Backed Securities - 2.76%
510 Asset Backed 2021-NPL1 Trust
2.24%, 06/25/2061
(i),(m)
$ 99 $ 91
Accelerated Assets 2018-1 LLC
4.51%, 12/02/2033
(i)
65 62
Adams Outdoor Advertising LP
4.81%, 11/15/2048
(i)
656 623
AIM Aviation Finance Ltd
7.07%, 02/15/2040
(i),(m)
675 136
Allegro CLO VI Ltd
8.01%, 01/17/2031
(i)
250 220
1.00 x 3 Month USD LIBOR + 2.75%
American Homes 4 Rent 2014-SFR2 Trust
5.15%, 10/17/2036
(i)
280 275
6.23%, 10/17/2036
(i)
695 684
American Homes 4 Rent 2014-SFR3 Trust
6.42%, 12/17/2036
(i)
900 890
American Homes 4 Rent 2015-SFR1 Trust
5.64%, 04/17/2052
(i)
1,045 1,025
Applebee's Funding LLC / IHOP Funding LLC
7.82%, 03/05/2053
(i)
150 150
Barings Clo Ltd 2019-IV
8.06%, 01/15/2033
(i)
250 246
1.00 x 3 Month USD LIBOR + 2.80%
Blackbird Capital Aircraft Lease Securitization Ltd
2016-1
4.21%, 12/16/2041
(i),(m)
161 148
CARLYLE US CLO 2017-4 Ltd
8.06%, 01/15/2030
(i)
280 250
1.00 x 3 Month USD LIBOR + 2.80%
CLI Funding VIII LLC
1.64%, 02/18/2046
(i)
307 266
DB Master Finance LLC
4.35%, 05/20/2049
(i)
202 187
Diamond Resorts Owner Trust 2019-1
3.53%, 02/20/2032
(i)
60 57
Domino's Pizza Master Issuer LLC
2.66%, 04/25/2051
(i)
216 186
3.67%, 10/25/2049
(i)
194 171
4.12%, 07/25/2047
(i)
502 470
Elevation CLO 2017-6 Ltd
7.96%, 07/15/2029
(i)
250 245
1.00 x 3 Month USD LIBOR + 2.70%
EWC Master Issuer LLC
5.50%, 03/15/2052
(i)
99 92
Generate CLO 7 Ltd
9.07%, 01/22/2033
(i)
295 277
1.00 x 3 Month USD LIBOR + 3.80%
Greystone CRE Notes 2021-HC2 LTD
6.97%, 12/15/2039
(i)
110 106
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.91%
Hilton Grand Vacations Trust 2018-A
4.00%, 02/25/2032
(i)
24 23
HPEFS Equipment Trust
2.79%, 07/22/2030
(i)
380 380
Kestrel Aircraft Funding Ltd
4.25%, 12/15/2038
(i)
305 262
Madison Park Funding XXVI Ltd
8.30%, 07/29/2030
(i)
255 240
1.00 x 3 Month USD LIBOR + 3.00%
Madison Park Funding XXX LTD
7.76%, 04/15/2029
(i)
255 240
1.00 x 3 Month USD LIBOR + 2.50%
Merlin Aviation Holdings DAC
4.50%, 12/15/2032
(i),(m)
76 65

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal Amount
(000’s) Value (000’s)
Other Asset Backed Securities (continued)
Octagon Investment Partners XVI Ltd
11.01%, 07/17/2030
(i)
$ 500 $ 415
1.00 x 3 Month USD LIBOR + 5.75%
Octagon Investment Partners XXII Ltd
7.17%, 01/22/2030
(i)
250 239
1.00 x 3 Month USD LIBOR + 1.90%
OHA Credit Funding 3 LTD
11.50%, 07/02/2035
(i)
250 234
1.00 x 3 Month USD LIBOR + 6.25%
OHA Loan Funding 2013-1 Ltd
8.32%, 07/23/2031
(i)
275 257
1.00 x 3 Month USD LIBOR + 3.05%
OZLM XXIII Ltd
9.01%, 04/15/2034
(i)
390 355
1.00 x 3 Month USD LIBOR + 3.75%
Parallel 2017-1 Ltd
7.25%, 07/20/2029
(i)
305 293
1.00 x 3 Month USD LIBOR + 2.00%
Planet Fitness Master Issuer LLC
3.86%, 12/05/2049
(i)
266 228
Post CLO 2023-1 Ltd
6.83%, 04/20/2036
(i)
250 248
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.95%
Rockford Tower CLO 2018-1 Ltd
6.48%, 05/20/2031
(i)
250 247
1.00 x 3 Month USD LIBOR + 1.10%
Sierra Timeshare 2020-2 Receivables Funding LLC
3.51%, 07/20/2037
(i)
26 24
Sunnova Helios X Issuer LLC
6.00%, 11/22/2049
(i)
116 98
Sunnova Helios XI Issuer LLC
5.60%, 05/20/2050
(i)
100 94
VCAT 2021-NPL5 LLC
1.87%, 08/25/2051
(i),(m)
70 64
VCAT 2021-NPL6 LLC
1.92%, 09/25/2051
(i),(m)
72 66
VERDE CLO Ltd
6.36%, 04/15/2032
(i)
100 98
1.00 x 3 Month USD LIBOR + 1.10%
VOLT XCIII LLC
1.89%, 02/27/2051
(i),(m)
189 172
VOLT XCIV LLC
2.24%, 02/27/2051
(i),(m)
62 57
VOLT XCVI LLC
2.12%, 03/27/2051
(i),(m)
110 104
WAVE 2017-1 Trust
3.84%, 11/15/2042
(i)
137 107
Wendy's Funding LLC
4.08%, 06/15/2049
(i)
77 70
$ 11,537
Packaging & Containers - 0.19%
Mauser Packaging Solutions Holding Co
9.25%, 04/15/2027
(i)
858 783
Pharmaceuticals - 0.59%
Bausch Health Cos Inc
4.88%, 06/01/2028
(i)
215 130
5.00%, 01/30/2028
(i)
90 40
5.00%, 02/15/2029
(i)
10 4
5.25%, 01/30/2030
(i)
75 32
6.25%, 02/15/2029
(i)
10 4
7.00%, 01/15/2028
(i)
20 9
Eli Lilly & Co
5.00%, 02/27/2026 185 185
Mallinckrodt International Finance SA /
Mallinckrodt CB LLC
10.00%, 04/15/2025
(i)
358 279
BONDS (continued)
Principal Amount
(000’s) Value (000’s)
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands II BV
6.00%, 01/31/2025 EUR 190 $ 206
7.38%, 09/15/2029 110 119
7.88%, 09/15/2031 100 109
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026 $ 60 54
4.10%, 10/01/2046 1,420 904
7.88%, 09/15/2029 400 410
$ 2,485
Pipelines - 0.64%
EnLink Midstream LLC
6.50%, 09/01/2030
(i)
15 15
Galaxy Pipeline Assets Bidco Ltd
2.16%, 03/31/2034
(i)
510 434
2.16%, 03/31/2034 865 736
Greensaif Pipelines Bidco Sarl
6.13%, 02/23/2038
(i)
525 542
Hess Midstream Operations LP
4.25%, 02/15/2030
(i)
50 43
5.63%, 02/15/2026
(i)
50 49
Targa Resources Corp
6.13%, 03/15/2033 195 198
TMS Issuer Sarl
5.78%, 08/23/2032
(i)
275 285
Venture Global Calcasieu Pass LLC
3.88%, 11/01/2033
(i)
155 127
4.13%, 08/15/2031
(i)
90 78
Western Midstream Operating LP
3.35%, 02/01/2025 165 158
6.15%, 04/01/2033 5 5
$ 2,670
Real Estate - 0.25%
Agile Group Holdings Ltd
6.05%, 10/13/2025 210 52
CFLD Cayman Investment Ltd
0.00%, 01/31/2031
(f),(i)
12 —
2.50%, 01/31/2031
(i)
90 9
2.50%, 01/31/2031
(i)
109 8
China Evergrande Group
0.00%, 06/28/2025
(f)
200 13
Country Garden Holdings Co Ltd
4.20%, 02/06/2026 400 140
6.15%, 09/17/2025 200 74
7.25%, 04/08/2026 250 96
Kaisa Group Holdings Ltd
0.00%, 06/30/2024
(f)
400 26
0.00%, 04/16/2025
(f)
200 13
0.00%, 11/11/2025
(f)
200 13
0.00%, 06/01/2026
(f)
200 12
KWG Group Holdings Ltd
0.00%, 02/13/2026
(f)
210 15
MAF Global Securities Ltd
7.88%, 06/30/2027
(j),(k)
200 202
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%
NE Property BV
3.38%, 07/14/2027 EUR 300 285
Sunac China Holdings Ltd
0.00%, 01/26/2026
(f)
$ 200 30
Times China Holdings Ltd
0.00%, 03/22/2026
(f)
210 12
Yuzhou Group Holdings Co Ltd
0.00%, 08/12/2026
(f)
200 6
0.00%, 01/13/2027
(f)
400 19
Zhenro Properties Group Ltd
0.00%, 01/07/2026
(f)
200 8
$ 1,033

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal Amount
(000’s) Value (000’s)
REITs - 0.21%
Crown Castle Inc
5.10%, 05/01/2033 $ 270 $ 266
National Health Investors Inc
3.00%, 02/01/2031 35 26
SBA Communications Corp
3.88%, 02/15/2027 260 240
VICI Properties LP / VICI Note Co Inc
4.25%, 12/01/2026
(i)
125 117
4.50%, 09/01/2026
(i)
90 85
4.63%, 06/15/2025
(i)
95 92
5.63%, 05/01/2024
(i)
70 69
$ 895
Retail - 0.31%
1011778 BC ULC / New Red Finance Inc
4.38%, 01/15/2028
(i)
255 234
Lithia Motors Inc
3.88%, 06/01/2029
(i)
220 189
Lowe's Cos Inc
4.80%, 04/01/2026 400 399
Starbucks Corp
4.75%, 02/15/2026 370 370
Yum! Brands Inc
3.63%, 03/15/2031 130 111
$ 1,303
Semiconductors - 0.29%
Broadcom Inc
3.14%, 11/15/2035
(i)
285 217
4.15%, 11/15/2030 190 175
Micron Technology Inc
5.88%, 02/09/2033 95 94
5.88%, 09/15/2033 185 182
6.75%, 11/01/2029 285 298
SK Hynix Inc
6.25%, 01/17/2026
(i)
225 226
$ 1,192
Software - 0.08%
Open Text Corp
6.90%, 12/01/2027
(i)
60 61
Oracle Corp
3.95%, 03/25/2051 230 169
Playtika Holding Corp
4.25%, 03/15/2029
(i)
40 34
VMware Inc
2.20%, 08/15/2031 110 86
$ 350
Sovereign - 9.47%
Angolan Government International Bond
8.00%, 11/26/2029 775 658
9.38%, 05/08/2048 200 153
Bahamas Government International Bond
6.00%, 11/21/2028 725 552
9.00%, 06/16/2029
(i)
200 171
Brazil Notas do Tesouro Nacional Serie B
24.35%, 08/15/2050 BRL 800 676
Brazil Notas do Tesouro Nacional Serie F
9.76%, 01/01/2027 16,900 3,242
Colombia Government International Bond
3.00%, 01/30/2030 $ 575 442
4.50%, 03/15/2029 425 370
5.20%, 05/15/2049 250 169
Colombian TES
6.00%, 04/28/2028 COP 6,900,000 1,273
Czech Republic Government Bond
1.00%, 06/26/2026 CZK 16,300 650
1.25%, 02/14/2025 11,600 486
2.40%, 09/17/2025 12,500 526
BONDS (continued)
Principal Amount
(000’s) Value (000’s)
Sovereign (continued)
Dominican Republic International Bond
5.88%, 01/30/2060 $ 200 $ 148
Ecuador Government International Bond
2.50%, 07/31/2035
(m)
1,575 538
Egypt Government International Bond
7.30%, 09/30/2033 400 214
8.15%, 11/20/2059 200 99
El Salvador Government International Bond
7.63%, 09/21/2034 125 65
7.63%, 02/01/2041 450 230
7.65%, 06/15/2035 350 185
8.63%, 02/28/2029 350 209
Ghana Government International Bond
8.13%, 03/26/2032 200 80
8.63%, 04/07/2034 550 220
Guatemala Government Bond
6.13%, 06/01/2050 200 180
Hungary Government Bond
6.00%, 11/24/2023 HUF 72,240 201
Hungary Government International Bond
6.25%, 09/22/2032
(i)
$ 425 432
6.75%, 09/25/2052 250 252
Indonesia Treasury Bond
5.13%, 04/15/2027 IDR 2,100,000 136
6.38%, 08/15/2028 15,933,000 1,078
6.50%, 02/15/2031 10,200,000 684
7.00%, 02/15/2033 15,000,000 1,044
Iraq International Bond
5.80%, 01/15/2028 $ 1,469 1,357
Israel Government International Bond
4.50%, 01/17/2033 775 761
Ivory Coast Government International Bond
4.88%, 01/30/2032 EUR 450 363
4.88%, 01/30/2032
(i)
900 726
5.88%, 10/17/2031 200 174
6.13%, 06/15/2033 $ 200 173
Magyar Export-Import Bank Zrt
6.13%, 12/04/2027
(i)
650 645
Mexican Bonos
7.75%, 11/23/2034 MXN 59,100 3,085
7.75%, 11/13/2042 14,500 721
Mexico Government International Bond
4.88%, 05/19/2033 $ 1,040 993
6.35%, 02/09/2035 800 843
Nigeria Government International Bond
6.13%, 09/28/2028 650 523
7.88%, 02/16/2032 225 176
8.25%, 09/28/2051 400 270
Oman Government International Bond
6.75%, 01/17/2048 250 235
Peru Government Bond
5.40%, 08/12/2034 PEN 5,475 1,298
6.15%, 08/12/2032 2,175 556
Republic of Poland Government Bond
0.00%, 07/25/2024
(f)
PLN 3,500 774
2.50%, 07/25/2026 3,400 725
Republic of Poland Government International Bond
4.88%, 10/04/2033 $ 1,100 1,096
Republic of South Africa Government Bond
8.88%, 02/28/2035 ZAR 40,690 1,614
Republic of South Africa Government International
Bond
7.30%, 04/20/2052 $ 200 160
Republic of Uzbekistan International Bond
4.75%, 02/20/2024 200 197
5.38%, 02/20/2029 300 273

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal Amount
(000’s) Value (000’s)
Sovereign (continued)
Romania Government Bond
4.85%, 07/25/2029 RON 2,000 $ 386
5.00%, 02/12/2029 2,200 431
Romanian Government International Bond
1.38%, 12/02/2029 EUR 125 102
2.00%, 04/14/2033 775 572
3.62%, 05/26/2030 225 207
6.63%, 09/27/2029 300 328
7.63%, 01/17/2053 $ 200 212
Saudi Government International Bond
4.50%, 10/26/2046 1,075 937
4.75%, 01/18/2028
(i)
550 553
4.88%, 07/18/2033
(i)
350 353
5.00%, 01/18/2053
(i)
250 229
Senegal Government International Bond
4.75%, 03/13/2028 EUR 725 635
6.25%, 07/30/2024 $ 200 195
6.75%, 03/13/2048 200 133
State Agency of Roads of Ukraine
0.00%, 06/24/2030
(f),(i)
700 114
0.00%, 06/24/2030
(f)
200 33
Tunisian Republic
6.38%, 07/15/2026 EUR 1,100 626
Ukraine Government International Bond
0.00%, 09/01/2027
(f)
$ 200 38
0.00%, 09/01/2028
(f)
800 151
0.00%, 05/21/2031
(f),(i)
325 58
0.00%, 08/01/2041
(f),(m)
175 51
Zambia Government International Bond
0.00%, 04/14/2024
(f)
225 110
$ 39,555
Student Loan Asset Backed Securities - 0.34%
College Ave Student Loans 2021-A LLC
4.12%, 07/25/2051
(i)
100 92
Navient Private Education Refi Loan Trust 2018-A
3.68%, 02/18/2042
(i)
140 132
Navient Private Education Refi Loan Trust 2018-C
4.22%, 06/16/2042
(i)
340 319
Navient Private Education Refi Loan Trust 2020-F
2.69%, 07/15/2069
(i)
100 83
Nelnet Student Loan Trust 2021-D
2.90%, 04/20/2062
(i)
100 84
SLM Private Credit Student Loan Trust 2003-A
8.48%, 06/15/2032 87 85
1.00 x US 28 Day Auction Rate + 0.00%
SLM Private Credit Student Loan Trust 2003-B
8.56%, 03/15/2033 300 292
1.00 x US 28 Day Auction Rate + 0.00%
SMB Private Education Loan Trust 2015-C
3.50%, 09/15/2043
(i)
100 96
SMB Private Education Loan Trust 2018-C
4.00%, 11/17/2042
(i)
100 91
SoFi Professional Loan Program 2020-ATrust
3.12%, 05/15/2046
(i)
160 133
$ 1,407
Supranational Bank - 0.12%
Africa Finance Corp
2.88%, 04/28/2028
(i)
400 326
2.88%, 04/28/2028 200 163
$ 489
Telecommunications - 0.35%
CommScope Inc
7.13%, 07/01/2028
(i)
425 286
CommScope Technologies LLC
5.00%, 03/15/2027
(i)
190 128
Connect Finco SARL / Connect US Finco LLC
6.75%, 10/01/2026
(i)
468 451
BONDS (continued)
Principal Amount
(000’s) Value (000’s)
Telecommunications (continued)
SoftBank Group Corp
4.63%, 07/06/2028 $ 200 $ 172
Viasat Inc
5.63%, 04/15/2027
(i)
434 406
$ 1,443
Transportation - 0.18%
Rand Parent LLC
8.50%, 02/15/2030
(i)
170 147
Transnet SOC Ltd
8.25%, 02/06/2028
(i)
625 598
$ 745
Trucking & Leasing - 0.05%
SMBC Aviation Capital Finance DAC
5.45%, 05/03/2028
(i)
200 199
TOTAL BONDS $ 133,767
CONVERTIBLE BONDS - 1.29%
Principal Amount
(000's) Value (000's)
Airlines - 0.12%
JetBlue Airways Corp
0.50%, 04/01/2026 $ 95 $ 74
Southwest Airlines Co
1.25%, 05/01/2025 385 408
$ 482
Biotechnology - 0.20%
BioMarin Pharmaceutical Inc
0.60%, 08/01/2024 125 124
1.25%, 05/15/2027 535 543
Guardant Health Inc
0.00%, 11/15/2027
(f)
85 59
Ionis Pharmaceuticals Inc
0.00%, 04/01/2026
(f)
80 76
Livongo Health Inc
0.88%, 06/01/2025 50 45
$ 847
Entertainment - 0.01%
Penn Entertainment Inc
2.75%, 05/15/2026 40 51
Healthcare - Services - 0.33%
Oak Street Health Inc
0.00%, 03/15/2026
(f)
953 945
Teladoc Health Inc
1.25%, 06/01/2027 535 425
$ 1,370
Internet - 0.10%
Snap Inc
0.00%, 05/01/2027
(f)
105 76
Spotify USA Inc
0.00%, 03/15/2026
(f)
130 111
Uber Technologies Inc
0.00%, 12/15/2025
(f)
275 246
$ 433
Leisure Products & Services - 0.03%
NCL Corp Ltd
1.13%, 02/15/2027 140 109
Peloton Interactive Inc
0.00%, 02/15/2026
(f)
15 11
$ 120
Media - 0.13%
DISH Network Corp
0.00%, 12/15/2025
(f)
90 41
2.38%, 03/15/2024 140 121
3.38%, 08/15/2026 885 397
$ 559
Oil & Gas - 0.14%
Abu Dhabi National Oil Co
0.70%, 06/04/2024 600 569

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2023 (unaudited)
See accompanying notes.

CONVERTIBLE BONDS (continued)
Principal Amount
(000’s) Value (000’s)
Real Estate - 0.17%
Radius Global Infrastructure Inc
2.50%, 09/15/2026
(i)
$ 730 $ 713
Software - 0.06%
Splunk Inc
1.13%, 06/15/2027 105 90
Unity Software Inc
0.00%, 11/15/2026
(f)
225 177
$ 267
TOTAL CONVERTIBLE BONDS $ 5,411
SENIOR FLOATING RATE INTERESTS
- 0.23%
Principal Amount
(000's) Value (000's)
Entertainment - 0.00%
Deluxe Entertainment Services Group Inc
0.00%, PIK 1.50%, 03/25/2024
(f),(g),(o),(p)
$ 67 $ 2
1 Month USD LIBOR + 6.50%
Deluxe Entertainment Services Group Inc - Escrow
0.00%, PIK 2.50%, 09/25/2024
(f),(g),(o),(p)
859 —
1 Month USD LIBOR + 6.50%
$ 2
Insurance - 0.00%
AmWINS Group Inc
7.83%, 02/18/2028
(o)
20 20
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Internet - 0.09%
MH Sub I LLC
9.59%, 04/24/2028
(o)
198 188
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Uber Technologies Inc
7.72%, 02/27/2030
(o)
190 188
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 376
Leisure Products & Services - 0.04%
Carnival Corp
8.02%, 06/30/2025
(o)
95 94
6 Month USD LIBOR + 3.00%
8.27%, 10/18/2028
(o)
70 67
6 Month USD LIBOR + 3.25%
$ 161
Media - 0.03%
Ziggo BV
6.10%, 01/31/2029
(o)
EUR 115 116
6 Month Euro Interbank Offered Rate +
3.00%
Software - 0.06%
Open Text Corp
0.00%, 11/16/2029
(o),(q)
$ 100 99
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Playtika Holding Corp
7.77%, 03/11/2028
(o)
147 144
1 Month USD LIBOR + 2.75%
$ 243
Transportation - 0.01%
Rand Parent LLC
9.13%, 02/08/2030
(o)
50 43
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
TOTAL SENIOR FLOATING RATE INTERESTS $ 961
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 2.17%
Principal Amount
(000's) Value (000's)
U.S. Treasury - 1.78%
3.25%, 08/31/2024 $ 810 $ 793
4.25%, 09/30/2024 770 764
4.25%, 12/31/2024
(r)
1,100 1,092
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal Amount
(000’s) Value (000’s)
U.S. Treasury (continued)
4.38%, 10/31/2024 $ 2,430 $ 2,414
4.50%, 11/30/2024 2,380 2,370
$ 7,433
U.S. Treasury Bill - 0.39%
5.24%, 11/16/2023
(s)
1,665 1,625
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 9,058
TOTAL PURCHASED OPTIONS - 0.18% $ 738
Total Investments $ 403,131
Other Assets and Liabilities -  3.52% 14,703
TOTAL NET ASSETS - 100.00% $ 417,834
(a) All or a portion of this security is owned by the GMS Cayman Corporation, which is a 100% owned subsidiary of the fund.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was pledged as collateral for short sales. At the end of the period, the value of these securities totaled $16,844 or 4.03% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $37,900 or 9.07% of net assets.
(f) Non-income producing security
(g) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(h) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(i) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $61,810 or 14.79% of net assets.
(j) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(k) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(l) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $1,682 or 0.40% of net assets.
(m) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(n) Security purchased on a when-issued basis.
(o) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(p) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(q) This Senior Floating Rate Note will settle after May 31, 2023, at which time the interest rate will be determined.
(r) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$516 or 0.12% of net assets.
(s) Rate shown is the discount rate of the original purchase.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2023 (unaudited)
See accompanying notes.

Portfolio Summary
Location Percent
United States 69.03%
Mexico 2.25%
Cayman Islands 1.91%
Japan 1.82%
Netherlands 1.61%
Canada 1.48%
Israel 1.30%
United Kingdom 1.25%
Brazil 1.13%
Switzerland 0.85%
France 0.84%
Indonesia 0.70%
Poland 0.62%
Colombia 0.59%
South Africa 0.57%
Czech Republic 0.54%
Romania 0.53%
Saudi Arabia 0.49%
Ireland 0.46%
Bermuda 0.46%
Peru 0.45%
Sweden 0.43%
Australia 0.42%
Hungary 0.39%
Luxembourg 0.38%
Cote d'Ivoire 0.34%
Germany 0.32%
Iraq 0.32%
Jersey, Channel Islands 0.30%
Kazakhstan 0.26%
Supranational 0.24%
Senegal 0.23%
Nigeria 0.23%
Spain 0.23%
Mauritius 0.21%
Angola 0.20%
Purchased Options 0.18%
Hong Kong 0.18%
El Salvador 0.17%
Bahamas 0.17%
Italy 0.16%
Tunisia 0.15%
Denmark 0.15%
United Arab Emirates 0.15%
Panama 0.15%
Singapore 0.14%
Ecuador 0.13%
Finland 0.13%
Ukraine 0.13%
Uzbekistan 0.12%
Norway 0.10%
Isle of Man 0.09%
Egypt 0.07%
Ghana 0.07%
Korea, Republic Of 0.07%
Liberia 0.07%
Oman 0.06%
China 0.06%
Chile 0.05%
Portugal 0.05%
Guatemala 0.04%
Malaysia 0.04%
Greece 0.04%
Austria 0.04%
Dominican Republic 0.04%
Zambia 0.03%
New Zealand 0.03%
Taiwan 0.02%
Belgium 0.01%
Puerto Rico 0.01%
Portfolio Summary (continued)
Location Percent
Investments Sold Short (5.66)%
Other Assets and Liabilities
9.18%
TOTAL NET ASSETS
100.00%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2023 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2022 Purchases Sales May 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.97% $ — $ 282,371 $ 211,718 $ 70,653
Principal Government Money Market Fund - Institutional Class 4.92% 110,545 149,697 260,242 —
$ 110,545 $ 432,068 $ 471,960 $ 70,653
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.97% $ 1,567 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.92% 854 — — —
$ 2,421 $ — $ — $ —
Amounts in thousands.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Element Comm Aviation 06/15/2015 $ 2,800 $ — 0.00%
Total $ — 0.00%
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - Baxter International Inc N/A 178 $ 18 $ 37.50 08/21/2023 $ 18 $ 22 $ 4
Put - Emerson Electric Co N/A 126 13 $ 70.00 06/20/2023 22 2 (20)
Put - Endeavor Group Hold-Class A N/A 277 28 $ 20.00 08/21/2023 15 8 (7)
Put - Fidelity National Information
Services Inc
N/A 116 12 $ 45.00 07/24/2023 6 5 (1)
Put - Horizon Therapeutics PLC N/A 29 3 $ 100.00 08/21/2023 6 11 5
Put - Iveric Bio Inc N/A 73 7 $ 30.00 09/18/2023 11 — (11)
Put - KBW Regional Banking ETF N/A 51 5 $ 36.00 06/20/2023 15 2 (13)
Put - Kellogg Co N/A 249 25 $ 60.00 06/20/2023 27 1 (26)
Put - S&P 500 Index N/A 11 1 $ 3,800.00 08/21/2023 76 36 (40)
Put - S&P 500 Index N/A 12 1 $ 3,725.00 07/24/2023 86 17 (69)
Put - S&P 500 Index Weekly N/A 12 1 $ 3,825.00 10/02/2023 103 68 (35)
Put - Seagen Inc N/A 30 3 $ 190.00 06/24/2024 35 39 4
Put - SPDR S&P 500 ETF TRUST N/A 28 3 $ 410.00 06/20/2023 16 9 (7)
Put - Teck Resources Ltd-Class B N/A 29 3 $ 35.00 07/24/2023 2 3 1
Put - Teck Resources Ltd-Class B N/A 88 9 $ 37.00 07/24/2023 8 15 7
Put - Teck Resources Ltd-Class B N/A 42 4 $ 38.00 07/24/2023 5 9 4
Put - Teck Resources Ltd-Class B N/A 70 7 $ 40.00 06/20/2023 7 14 7
Put - Teck Resources Ltd-Class B N/A 29 3 $ 35.00 06/20/2023 1 1 —
Put - Vale SA N/A 119 12 $ 14.00 06/20/2023 3 16 13
Put - Vale SA N/A 222 22 $ 15.00 06/20/2023 13 52 39
Put - Vale SA N/A 169 17 $ 13.00 07/24/2023 7 15 8
Put - Vodafone Group PLC N/A 559 56 $ 10.00 07/24/2023 29 59 30
Put - 3 Month SOFR Future; December
2023
N/A 221 553 $ 95.38 12/18/2023 188 334 146
Total $ 699 $ 738 $ 39
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - Abbott Laboratories N/A 1 $ — $ 115.00 06/20/2023 $ — $ — $ —
Call - Activision Blizzard Inc N/A 123 12 $ 72.50 06/20/2023 (79) (98) (19)
Call - Activision Blizzard Inc N/A 41 4 $ 70.00 07/24/2023 (38) (47) (9)
Call - Apple Computer Inc. N/A 1 — $ 180.00 06/20/2023 — — —
Call - Baxter International Inc N/A 178 18 $ 42.50 08/21/2023 (52) (31) 21
Call - Bristol-Myers Squibb Co N/A 1 — $ 70.00 06/20/2023 — — —
Call - Coca-Cola Co/The N/A 2 — $ 65.00 06/20/2023 — — —
Call - Comcast Corp - Cl A N/A 6 1 $ 42.50 06/20/2023 — — —
Call - Emerson Electric Co N/A 126 13 $ 77.50 06/20/2023 (82) (23) 59
Call - Emerson Electric Co N/A 1 — $ 87.50 06/20/2023 — — —
Call - Endeavor Group Hold-Class A N/A 277 28 $ 22.50 08/21/2023 (85) (32) 53
Call - Fastenal Co N/A 1 — $ 57.50 06/20/2023 — — —
Call - Fidelity National Information
Services Inc
N/A 116 12 $ 50.00 07/24/2023 (68) (65) 3
Call - First Horizon Corporation N/A 224 22 $ 10.00 06/20/2023 (30) (16) 14
Call - Horizon Therapeutics PLC N/A 29 3 $ 115.00 08/21/2023 (4) (2) 2

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2023 (unaudited)
See accompanying notes.

Options (continued)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - Iveric Bio Inc N/A 39 $ 4 $ 40.00 07/24/2023 $ (2) $ (2) $ —
Call - Iveric Bio Inc N/A 128 13 $ 40.00 09/18/2023 (6) (13) (7)
Call - Johnson & Johnson N/A 1 — $ 165.00 06/20/2023 — — —
Call - Kellogg Co N/A 249 25 $ 65.00 06/20/2023 (79) (57) 22
Call - Microchip Technology Inc N/A 2 — $ 85.00 06/20/2023 — — —
Call - Morgan Stanley N/A 1 — $ 90.00 06/20/2023 — — —
Call - Newmont Mining Corp N/A 4 — $ 55.00 06/20/2023 — — —
Call - Procter & Gamble Co/The N/A 1 — $ 160.00 06/20/2023 — — —
Call - Prometheus Biosciences Inc N/A 50 5 $ 200.00 01/22/2024 (2) (1) 1
Call - Radius Global Infrastructure N/A 5 1 $ 15.00 01/22/2024 — — —
Call - Radius Global Infrastructure N/A 43 4 $ 15.00 08/21/2023 — (1) (1)
Call - SPDR S&P 500 ETF TRUST N/A 15 2 $ 425.00 06/20/2023 (5) (3) 2
Call - Starbucks Corp N/A 1 — $ 110.00 06/20/2023 — — —
Call - Teck Resources Ltd-Class B N/A 20 2 $ 43.00 07/24/2023 (6) (3) 3
Call - Teck Resources Ltd-Class B N/A 29 3 $ 41.00 06/20/2023 (13) (2) 11
Call - Teck Resources Ltd-Class B N/A 70 7 $ 45.00 06/20/2023 (21) (1) 20
Call - Teck Resources Ltd-Class B N/A 29 3 $ 39.00 07/24/2023 (15) (8) 7
Call - Teck Resources Ltd-Class B N/A 42 4 $ 42.00 07/24/2023 (16) (6) 10
Call - Vale SA N/A 338 34 $ 16.00 06/20/2023 (32) — 32
Call - Vale SA N/A 169 17 $ 15.00 07/24/2023 (9) (2) 7
Put - Horizon Therapeutics PLC N/A 29 3 $ 80.00 08/21/2023 (1) (1) —
Put - KBW Regional Banking ETF N/A 51 5 $ 30.00 06/20/2023 (6) — 6
Put - S&P 500 Index N/A 11 1 $ 3,425.00 08/21/2023 (31) (15) 16
Put - S&P 500 Index N/A 12 1 $ 3,350.00 07/24/2023 (32) (7) 25
Put - S&P 500 Index Weekly N/A 12 1 $ 3,425.00 10/02/2023 (46) (29) 17
Put - Seagen Inc N/A 30 3 $ 145.00 06/24/2024 (11) (16) (5)
Put - SPDR S&P 500 ETF TRUST N/A 28 3 $ 395.00 06/20/2023 (7) (3) 4
Put - 3 Month SOFR Future; December
2023
N/A 221 553 $ 94.88 12/18/2023 (71) (163) (92)
Total $ (849) $ (647) $ 202
Amounts in thousands except contracts/shares.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
3 Month SOFR; June 2024 Short 99 $ 23,784 $ 56
Australia 10 Year Bond; June 2023 Long 16 1,248 (24)
Brent Crude; August 2023
(a)
Short 11 799 30
CAC40 Index; June 2023 Long 40 3,035 (113)
Canada 10 Year Bond; September 2023 Short 10 911 (4)
Cocoa; July 2023
(a)
Long 13 379 25
Cocoa; September 2023
(a)
Long 2 58 —
Coffee 'C'; July 2023
(a)
Long 3 201 (10)
Corn; July 2023
(a)
Short 50 1,485 (38)
Cotton No.2; July 2023
(a)
Short 13 543 (2)
DAX Index; June 2023 Long 16 6,698 (64)
DJ Euro Stoxx 50; June 2023 Short 119 5,364 (250)
DJ Euro Stoxx 50; June 2023 Long 142 6,401 (128)
Dollar Index; June 2023 Long 13 1,355 36
E-Mini DJIA Index; June 2023 Short 8 1,319 15
Euribor; June 2024 Short 113 29,214 (75)
Euro Bond 10 Year Bond; June 2023 Short 37 5,381 (63)
Euro Schatz; June 2023 Short 262 29,579 (49)
Euro-Bobl 5 Year; June 2023 Short 53 6,693 (103)
Euro-BTP; June 2023 Short 8 992 (31)
FTSE100 Index; June 2023 Short 27 2,503 53
FTSE100 Index; June 2023 Long 48 4,450 (186)
Gasoline RBOB; July 2023
(a)
Long 6 616 (14)
Gold 100 oz; August 2023
(a)
Long 13 2,577 23
Hang Seng Index; June 2023 Short 23 2,673 65
ICE 3 Month Sterling Overnight Index Average; June 2024 Short 26 7,680 82
Japan Topix Index; June 2023 Long 51 7,782 64
KC HRW Wheat; July 2023
(a)
Short 23 909 19
LME Copper; June 2023
(a)
Short — — (13)
LME Copper; September 2023
(a)
Short 10 2,023 44
LME PRI Alum; June 2023
(a)
Short — — 8
LME PRI Alum; September 2023
(a)
Short 14 789 8
LME Zinc; June 2023
(a)
Short — — (7)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2023 (unaudited)
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
LME Zinc; September 2023
(a)
Short 8 $ 450 $ 80
Low Sulphur Gasoline; July 2023
(a)
Short 17 1,116 48
Nasdaq 100 E-Mini; June 2023 Long 12 3,432 260
Natural Gas; July 2023
(a)
Short 32 725 103
Nikkei 225 OSE; June 2023 Long 28 6,200 216
NY Harb ULSD; July 2023
(a)
Short 12 1,134 62
Russell 2000 Emini; June 2023 Short 172 15,066 637
S&P 500 Emini; June 2023 Long 6 1,257 21
S&P/TSX 60 Index; June 2023 Short 3 520 32
Silver; July 2023
(a)
Long 12 1,415 (101)
Soybean Meal; July 2023
(a)
Long 5 197 (33)
Soybean Oil; July 2023
(a)
Short 18 499 88
Soybean; July 2023
(a)
Short 14 910 20
Sugar #11; July 2023
(a)
Long 44 1,235 117
UK 10 Year Gilt; September 2023 Short 57 6,863 (106)
US 10 Year Note; September 2023 Long 49 5,609 8
US 10 Year Note; September 2023 Short 26 2,976 (20)
US 10 Year Ultra Note; September 2023 Short 35 4,216 (48)
US 2 Year Note; September 2023 Long 35 7,204 5
US 2 Year Note; September 2023 Short 80 16,466 (10)
US 5 Year Note; September 2023 Long 129 14,071 57
US 5 Year Note; September 2023 Short 44 4,799 (10)
US Long Bond; September 2023 Short 20 2,567 (40)
US Ultra Bond; September 2023 Short 12 1,642 (35)
Wheat; July 2023
(a)
Short 37 1,099 170
WTI Crude; July 2023
(a)
Short 9 613 29
Total $ 904
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the GMS Cayman Corporation, which is a 100% owned subsidiary of the fund.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 06/23/2023 AUD 6,492 $ 4,345 $ 1 $ (123)
Bank of America NA 06/23/2023 GBP 12,397 $ 15,206 232 (9)
Bank of America NA 06/23/2023 CAD 12,069 $ 8,859 52 (16)
Bank of America NA 06/23/2023 EUR 9,093 $ 9,918 8 (197)
Bank of America NA 06/23/2023 JPY 314,764 $ 2,307 4 (44)
Bank of America NA 06/23/2023 MXN 123,975 $ 6,720 257 —
Bank of America NA 06/23/2023 NZD 6,645 $ 4,152 — (150)
Bank of America NA 06/23/2023 CHF 12,248 $ 13,651 14 (183)
Bank of America NA 06/23/2023 $ 9,874 JPY 1,322,737 347 —
Bank of America NA 06/23/2023 $ 3,041 MXN 58,087 — (228)
Bank of America NA 06/23/2023 $ 9,050 EUR 8,368 96 (3)
Bank of America NA 06/23/2023 $ 9,273 AUD 13,857 255 —
Bank of America NA 06/23/2023 $ 6,966 CHF 6,397 30 (107)
Bank of America NA 06/23/2023 $ 6,086 NZD 9,866 147 —
Bank of America NA 06/23/2023 $ 11,721 GBP 9,633 25 (289)
Bank of America NA 06/23/2023 $ 17,170 CAD 23,358 26 (75)
Barclays Bank PLC 07/31/2023 $ 128 EUR 115 5 —
BNP Paribas 06/21/2023 $ 613 SEK 6,390 24 —
Citigroup Inc 06/16/2023 EUR 150 $ 160 — —
Citigroup Inc 06/16/2023 $ 347 EUR 325 — (1)
Citigroup Inc 06/23/2023 EUR 625 $ 671 — (2)
Citigroup Inc 06/23/2023 INR 163,000 $ 1,968 1 —
Citigroup Inc 06/23/2023 $ 8,267 EUR 7,625 107 —
Citigroup Inc 06/23/2023 $ 1,250 COP 5,700,000 — (24)
Citigroup Inc 06/23/2023 $ 2,776 BRL 14,100 18 (12)
Citigroup Inc 06/23/2023 $ 1,082 MXN 19,500 — (16)
Deutsche Bank AG 06/21/2023 $ 3,778 EUR 3,519 13 —
Goldman Sachs & Co 06/21/2023 $ 2,692 GBP 2,271 — (134)
Goldman Sachs & Co 06/21/2023 $ 711 CHF 655 — (10)
Goldman Sachs & Co 08/18/2023 $ 202 EUR 185 3 —
Goldman Sachs & Co 09/13/2023 $ 127 EUR 116 3 —
Goldman Sachs & Co 10/04/2023 $ 177 EUR 163 1 —
Goldman Sachs & Co 12/05/2023 $ 450 AUD 670 14 —
Goldman Sachs & Co 12/27/2023 $ 683 GBP 546 3 (1)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2023 (unaudited)
See accompanying notes.

Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
HSBC Securities Inc 06/23/2023 BRL 650 $ 128 $ — $ —
HSBC Securities Inc 06/23/2023 $ 67 CZK 1,500 — —
JPMorgan Chase 06/15/2023 $ 217 EUR 200 4 —
JPMorgan Chase 06/16/2023 $ 4,563 EUR 4,176 97 —
JPMorgan Chase 06/21/2023 CNH 1,000 $ 141 — —
JPMorgan Chase 06/21/2023 $ 3,338 CNH 23,450 37 —
JPMorgan Chase 06/23/2023 CZK 30,300 $ 1,383 — (19)
JPMorgan Chase 06/23/2023 EUR 3,975 $ 4,273 — (21)
JPMorgan Chase 06/23/2023 HUF 920,000 $ 2,634 6 —
JPMorgan Chase 06/23/2023 MXN 22,700 $ 1,281 — (4)
JPMorgan Chase 06/23/2023 ZAR 1,700 $ 86 — —
JPMorgan Chase 06/23/2023 $ 2,627 HUF 920,000 — (13)
JPMorgan Chase 06/23/2023 $ 2,889 MXN 52,000 — (38)
JPMorgan Chase 06/23/2023 $ 2,629 ZAR 50,800 57 —
JPMorgan Chase 08/25/2023 $ 296 EUR 269 8 —
JPMorgan Chase 09/13/2023 $ 154 EUR 140 3 —
JPMorgan Chase 09/20/2023 $ 769 EUR 700 16 —
JPMorgan Chase 10/13/2023 $ 470 CAD 632 2 —
JPMorgan Chase 12/06/2023 $ 178 GBP 143 — (1)
JPMorgan Chase 12/22/2023 $ 109 EUR 100 1 —
Merrill Lynch 06/05/2023 $ 225 EUR 210 1 —
Merrill Lynch 07/31/2023 $ 212 EUR 190 8 —
Toronto Dominion Bank 06/21/2023 $ 855 CAD 1,180 — (15)
Total $ 1,926 $ (1,735)
Amounts in thousands.
Credit Default Swaps
Buy Protection
Counterparty Reference Entity
Implied Credit
Spread as
of May 31,
2023
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Goldman Sachs & Co Bank of China Ltd/Hong
Kong, 1.25%, 06/24/2025
0.51% (1.00)% Quarterly 12/20/2025 $ 525 $ (5) $ (1) $ — $ (6)
Goldman Sachs & Co Bank of China Ltd/Hong
Kong, 1.25%, 06/24/2025
0.51% (1.00)% Quarterly 12/20/2025 500 (5) (1) — (6)
Goldman Sachs & Co Bank of China Ltd/Hong
Kong, 1.25%, 06/24/2025
0.51% (1.00)% Quarterly 12/20/2025 750 (7) (2) — (9)
Goldman Sachs & Co China Construction
Bank Corp/Luxembourg,
0.00%, 04/22/2024
0.52% (1.00)% Quarterly 12/20/2025 525 (6) — — (6)
Goldman Sachs & Co China Construction
Bank Corp/Luxembourg,
0.00%, 04/22/2024
0.52% (1.00)% Quarterly 12/20/2025 500 (5) (1) — (6)
Goldman Sachs & Co China Construction
Bank Corp/Luxembourg,
0.00%, 04/22/2024
0.52% (1.00)% Quarterly 12/20/2025 550 (4) (2) — (6)
Goldman Sachs & Co China Development
Bank, 3.00%, 06/01/2026
0.46% (1.00)% Quarterly 12/20/2025 525 (6) (1) — (7)
Goldman Sachs & Co China Development
Bank, 3.00%, 06/01/2026
0.46% (1.00)% Quarterly 12/20/2025 500 (5) (1) — (6)
Goldman Sachs & Co China Development
Bank, 3.00%, 06/01/2026
0.46% (1.00)% Quarterly 12/20/2025 300 (3) (1) — (4)
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/Hong
Kong, 1.63%, 10/28/2026
0.51% (1.00)% Quarterly 12/20/2025 500 (5) (1) — (6)
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/Hong
Kong, 1.63%, 10/28/2026
0.51% (1.00)% Quarterly 12/20/2025 525 (5) (1) — (6)
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/Hong
Kong, 1.63%, 10/28/2026
0.51% (1.00)% Quarterly 12/20/2025 550 (4) (2) — (6)
Total $ (60) $ (14) $ — $ (74)
Amounts in thousands.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2023 (unaudited)
See accompanying notes.

Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as
of May 31,
2023
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
Bahrain Government International Bond, 7.00%,
01/26/2026
2.67% (1.00)% Quarterly 06/20/2028 $ 525 $ 38 $ (1) $ 37
CDX.NA.HY.40 N/A (5.00)% Quarterly 06/20/2028 1,905 3 (25) (22)
CDX.NA.HY.40 N/A (5.00)% Quarterly 06/20/2028 4,125 6 (54) (48)
CDX.NA.HY.40 N/A (5.00)% Quarterly 06/20/2028 3,350 (1) (38) (39)
ITRX.39 N/A (5.00)% Quarterly 06/20/2028 EUR 2,900 (69) (13) (82)
Total $ (23) $ (131) $ (154)
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
3 Month KRW Certificate of Deposit Pay 3.63% Annual Annual N/A 06/21/2028 KRW 2,700,000 $ 32 $ — $ 32
3 Month Tel AVIV Inter-Bank Offered Rate Pay 3.49% Quarterly Annual N/A 06/21/2028 ILS 10,400 (36) 1 (35)
Brazil Cetip DI Interbank Deposit Rate Pay 11.95% Annual Annual N/A 01/04/2027 BRL 18,000 89 — 89
Brazil Cetip DI Interbank Deposit Rate Pay 11.24% Annual Annual N/A 01/04/2027 18,000 36 — 36
MXN TIIE Banxico Pay 9.48% Monthly Monthly N/A 06/18/2025 MXN 134,700 (34) (1) (35)
MXN TIIE Banxico Pay 9.48% Monthly Monthly N/A 06/18/2025 74,000 (13) (6) (19)
MXN TIIE Banxico Receive 9.48% Monthly Monthly N/A 06/18/2025 104,700 (14) 41 27
Secured Overnight Financing Rate Receive 3.95% Annual Annual N/A 06/18/2025 $ 7,100 39 — 39
Secured Overnight Financing Rate Receive 3.95% Annual Annual N/A 06/18/2025 3,500 28 (9) 19
Secured Overnight Financing Rate Pay 3.95% Annual Annual N/A 06/18/2025 5,200 13 (41) (28)
Sinacofi Chile Interbank Rate Avg Receive 7.37% Annual Annual N/A 11/29/2024 CLP 3,900,000 60 — 60
Sinacofi Chile Interbank Rate Avg Receive 7.37% Annual Annual N/A 11/29/2024 3,000,000 43 3 46
Sinacofi Chile Interbank Rate Avg Pay 7.37% Annual Annual N/A 11/29/2024 1,000,000 23 (39) (16)
Total $ 266 $ (51) $ 215
Amounts in thousands.
(a)     Forward swap.
Total Return Equity Basket Swaps
Counterparty Fund Pays Fund Receives
Payment
Frequency Expiration Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and Unrealized
Appreciation/(Depreciation)
Asset ----- Liability
Goldman Sachs & Co
(a)
Floating rate based on
Overnight Bank Funding Rate
plus/less spread
Total return on a custom basket of
long securities traded in foreign
currencies but settle in USD
Monthly 10/31/2023-
05/30/2024
$ 7,359 $ — $ — $ (439)
JPMorgan Chase Floating rate based on
Overnight Bank Funding Rate
plus/less spread
Total return on a custom basket of
long and short securities traded in
foreign currencies but settle in USD
Monthly 09/01/2023-
03/27/2024
2,087 — — (93)
Morgan Stanley & Co
(b)
Floating rate based on 1 Day
Federal Funds Rate plus/less
spread
Total return on a custom basket of
long and short securities traded in
USD
Monthly 07/29/2026 78,501 — 6,615 —
Total $ 87,947 $ — $ 6,615 $ (532)
The expiration dates are measured from the commencement of investment in each underlying swap position.
The fund pays a floating rate based on the reference rate plus/less a spread. The spread is negotiated at the security level and is usually similar within a region but may vary depending on how difficult it is to borrow the security.
Notional Amount represents the total absolute value of the underlying securities.
Top Underlying Securities includes the 50 largest components and any other components where the notional exceeds 1% of the notional amount of the index or custom basket.
Amounts in thousands.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2023 (unaudited)
See accompanying notes.

Description
Shares
Notional Amount
% of Total Absolute Notional Amount
Horizon Therapeutics Plc
22,235
$ 2,224
30.22%
Emerson Electric Co
12,600
979
13.30%
Kellogg Co
12,500
835
11.34%
Origin Energy Ltd
132,968
720
9.79%
Dechra Pharmaceuticals PLC
13,419
558
7.57%
Univar Solutions Inc
15,000
534
7.26%
Aerojet Rocketdyne Holdings Inc
6,200
338
4.59%
MoneyGram International Inc
26,764
294
4.00%
Novozymes A/S
(4,143)
(200)
(2.71)%
Chr Hansen Holding A/S
2,708
196
2.67%
Newcrest Mining Ltd
11,161
187
2.53%
Telenet Group Holding NV
7,569
161
2.19%
Vivendi SE
11,551
102
1.39%
Willis Towers Watson PLC
145
32
0.43%
(a) Top Underlying Securities WESTGSUSD

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2023 (unaudited)
See accompanying notes.

Description
Shares
Notional Amount
% of Total Absolute Notional Amount
Microsoft Corp
3,079
$ 1,011
1.29%
Marathon Oil Corp
(32,368)
(717)
(0.91)%
Apple Inc
4,038
716
0.91%
Diamondback Energy Inc
(5,529)
(703)
(0.90)%
Teradyne Inc
(6,792)
(680)
(0.87)%
Alphabet Inc - A Shares
5,268
647
0.82%
Western Digital Corp
(16,611)
(643)
(0.82)%
Enphase Energy Inc
(3,495)
(608)
(0.77)%
Tractor Supply Co
(2,815)
(590)
(0.75)%
Catalent Inc
(15,686)
(584)
(0.74)%
Huntington Ingalls Industries Inc
(2,881)
(580)
(0.74)%
Intel Corp
(18,281)
(575)
(0.73)%
First Solar Inc
(2,828)
(574)
(0.73)%
Westrock Co
(20,273)
(568)
(0.72)%
Corteva Inc
(10,439)
(558)
(0.71)%
Juniper Networks Inc
(17,576)
(534)
(0.68)%
Quest Diagnostics Inc
(3,848)
(510)
(0.65)%
Lam Research Corp
797
492
0.63%
Tyler Technologies Inc
(1,209)
(480)
(0.61)%
Coterra Energy Inc
(20,526)
(477)
(0.61)%
Tyson Foods Inc
(9,231)
(467)
(0.60)%
FMC Corp
(4,400)
(458)
(0.58)%
McCormick & Co Inc/MD
(5,290)
(454)
(0.58)%
Allstate Corp/The
(4,071)
(442)
(0.56)%
Avery Dennison Corp
(2,674)
(431)
(0.55)%
Texas Instruments Inc
(2,454)
(427)
(0.54)%
Amazon.com Inc
3,478
419
0.53%
ConocoPhillips
4,073
404
0.52%
PTC Inc
(2,920)
(392)
(0.50)%
Williams Cos Inc/The
(13,637)
(391)
(0.50)%
Targa Resources Corp
(5,734)
(390)
(0.50)%
Sherwin-Williams Co/The
(1,696)
(386)
(0.49)%
Becton Dickinson & Co
(1,582)
(382)
(0.49)%
ON Semiconductor Corp
4,550
380
0.48%
Stanley Black & Decker Inc
(5,047)
(378)
(0.48)%
Nordson Corp
(1,725)
(376)
(0.48)%
Insulet Corp
(1,351)
(371)
(0.47)%
Iron Mountain Inc
(6,918)
(370)
(0.47)%
NiSource Inc
(13,726)
(369)
(0.47)%
Broadcom Inc
456
368
0.47%
L3Harris Technologies Inc
(2,034)
(358)
(0.46)%
Cisco Systems Inc
7,154
355
0.45%
Bio-Techne Corp
(4,337)
(355)
(0.45)%
Domino's Pizza Inc
(1,223)
(354)
(0.45)%
CenterPoint Energy Inc
(12,348)
(348)
(0.44)%
Cummins Inc
(1,703)
(348)
(0.44)%
JB Hunt Transport Services Inc
(2,080)
(347)
(0.44)%
ResMed Inc
(1,615)
(340)
(0.43)%
Henry Schein Inc
(4,568)
(338)
(0.43)%
FleetCor Technologies Inc
1,488
337
0.43%
(b) Top Underlying Securities GOTEBSUSD

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2023 (unaudited)
See accompanying notes.

Short Sales Outstanding
COMMON STOCKS - (5.63)% Shares Value (000's)
Advertising - (0.03)%
Interpublic Group of Cos Inc/The 1,719 $ 64
Omnicom Group Inc 282 25
$ 89
Aerospace & Defense - (0.06)%
Boeing Co/The 144 30
CAE Inc 2,635 54
Lockheed Martin Corp 34 15
Northrop Grumman Corp 146 64
Raytheon Technologies Corp 1,105 102
$ 265
Automobile Manufacturers - (0.10)%
Ford Motor Co 1,551 19
General Motors Co 5,420 176
Renault SA 2,767 93
Rivian Automotive Inc 3,185 47
Toyota Motor Corp 8,300 113
$ 448
Automobile Parts & Equipment - (0.04)%
Aptiv PLC 236 21
Denso Corp 1,100 68
Lear Corp 168 21
$ 110
Banks - (0.12)%
Commerzbank AG 5,724 58
Commonwealth Bank of Australia 2,002 126
Credit Agricole SA 2,525 29
FinecoBank Banca Fineco SpA 8,305 111
M&T Bank Corp 66 8
National Australia Bank Ltd 1,339 23
National Bank of Canada 1,600 115
$ 470
Beverages - (0.02)%
Davide Campari-Milano NV 327 4
Molson Coors Beverage Co 583 36
Remy Cointreau SA 204 31
$ 71
Biotechnology - (0.18)%
Alnylam Pharmaceuticals Inc 100 18
Bachem Holding AG 117 12
Biogen Inc 343 102
Illumina Inc 414 81
Incyte Corp 2,739 169
Moderna Inc 396 51
Regeneron Pharmaceuticals Inc 369 271
Seagen Inc 23 4
Swedish Orphan Biovitrum AB 219 4
United Therapeutics Corp 547 115
$ 827
Building Materials - (0.05)%
CRH PLC 538 25
Lixil Corp 700 9
Owens Corning 668 71
ROCKWOOL A/S 41 10
TOTO Ltd 3,100 94
$ 209
Chemicals - (0.18)%
Akzo Nobel NV 1,101 83
Albemarle Corp 62 12
Asahi Kasei Corp 6,800 46
Chr Hansen Holding A/S 6 —
Croda International PLC 71 5
DSM-Firmenich AG 1,119 124
Ecolab Inc 328 54
EMS-Chemie Holding AG 24 19
International Flavors & Fragrances Inc 470 36
Johnson Matthey PLC 5,908 127
Nippon Paint Holdings Co Ltd 600 5
Nippon Sanso Holdings Corp 9,000 184
Novozymes A/S 881 43
COMMON STOCKS (continued) Shares Value (000’s)
Chemicals (continued)
OCI NV 3,569 $ 79
$ 817
Commercial Services - (0.13)%
Adecco Group AG 870 26
Dai Nippon Printing Co Ltd 7,000 199
Equifax Inc 199 41
IDP Education Ltd 433 6
Quanta Services Inc 446 79
Randstad NV 2,199 108
Transurban Group 2,976 29
Worldline SA/France 138 5
$ 493
Computers - (0.15)%
Dell Technologies Inc 5,985 268
HP Inc 5,136 149
Itochu Techno-Solutions Corp 5,600 146
Leidos Holdings Inc 244 19
Logitech International SA 860 55
Nomura Research Institute Ltd 700 18
$ 655
Consumer Products - (0.03)%
Clorox Co/The 657 104
Kimberly-Clark Corp 22 3
$ 107
Cosmetics & Personal Care - (0.09)%
Beiersdorf AG 195 25
Kose Corp 1,800 180
Shiseido Co Ltd 2,100 95
Unilever PLC 1,352 68
$ 368
Distribution & Wholesale - (0.02)%
D'ieteren Group 438 76
Diversified Financial Services - (0.14)%
Ameriprise Financial Inc 34 10
Apollo Global Management Inc 1,020 68
Capital One Financial Corp 141 15
Japan Exchange Group Inc 6,400 104
Julius Baer Group Ltd 338 21
LPL Financial Holdings Inc 106 21
Mitsubishi HC Capital Inc 22,300 121
Raymond James Financial Inc 787 71
St James's Place PLC 6,568 91
T Rowe Price Group Inc 261 28
$ 550
Electric - (0.17)%
Elia Group SA/NV 795 96
Kansai Electric Power Co Inc/The 30,800 353
NextEra Energy Inc 707 52
NRG Energy Inc 5,577 188
Origin Energy Ltd 1,949 11
Power Assets Holdings Ltd 4,000 22
Vistra Corp 137 3
$ 725
Electronics - (0.10)%
Azbil Corp 4,500 142
Hirose Electric Co Ltd 200 27
Murata Manufacturing Co Ltd 1,400 82
TDK Corp 2,600 99
Trimble Inc 1,473 69
$ 419
Energy - Alternate Sources - (0.06)%
Enphase Energy Inc 307 53
First Solar Inc 433 88
Vestas Wind Systems A/S 4,137 118
$ 259
Engineering & Construction - (0.07)%
Acciona SA 187 30
Auckland International Airport Ltd 7,793 42
CK Infrastructure Holdings Ltd 8,000 44

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2023 (unaudited)
See accompanying notes.

Short Sales Outstanding
COMMON STOCKS (continued) Shares Value (000’s)
Engineering & Construction (continued)
Jacobs Solutions Inc 390 $ 43
Keppel Corp Ltd 23,100 108
$ 267
Entertainment - (0.01)%
Flutter Entertainment PLC 293 58
Environmental Control - (0.07)%
GFL Environmental Inc 700 25
Kurita Water Industries Ltd 5,700 233
$ 258
Food - (0.08)%
Hormel Foods Corp 1,720 66
Kerry Group PLC 1,327 129
Ocado Group PLC 4,641 21
Orkla ASA 9,920 71
$ 287
Forest Products & Paper - 0.00%
Mondi PLC 953 15
Gas - (0.01)%
Naturgy Energy Group SA 1,074 31
Healthcare - Products - (0.27)%
Danaher Corp 726 167
Demant A/S 507 19
DiaSorin SpA 420 43
Globus Medical Inc 13,589 736
Novocure Ltd 1,802 129
Olympus Corp 1,300 20
QIAGEN NV 87 4
Revvity Inc 143 16
Sartorius Stedim Biotech 47 12
Waters Corp 140 35
$ 1,181
Healthcare - Services - (0.09)%
BioMerieux 1,579 159
Catalent Inc 2,432 91
Ramsay Health Care Ltd 3,447 129
$ 379
Home Furnishings - (0.08)%
Panasonic Holdings Corp 3,900 41
Sharp Corp/Japan 23,700 136
Sony Group Corp 1,900 178
$ 355
Insurance - (0.13)%
Admiral Group PLC 257 7
Aegon NV 136 1
Ageas SA/NV 1,510 60
AIA Group Ltd 6,600 63
Aon PLC 85 26
Equitable Holdings Inc 1,756 43
Erie Indemnity Co 451 97
Prudential PLC 10,001 131
T&D Holdings Inc 10,600 144
$ 572
Internet - (0.14)%
CDW Corp/DE 273 47
Chewy Inc 1,327 39
CyberAgent Inc 7,300 52
F5 Inc 905 134
Pinterest Inc 5,436 130
Roku Inc 142 8
Sea Ltd ADR 287 16
Snap Inc Class A 3,429 35
Trend Micro Inc/Japan 2,800 133
Zillow Group Inc - C Shares 1,124 51
$ 645
Investment Companies - (0.29)%
EXOR NV 3,933 327
Industrivarden AB - C Shares 4,147 111
Investor AB - B Shares 22,938 468
Kinnevik AB - B Shares 2,971 43
COMMON STOCKS (continued) Shares Value (000’s)
Investment Companies (continued)
L E Lundbergforetagen AB 3,649 $ 152
Sofina SA 314 65
$ 1,166
Iron & Steel - (0.04)%
Mineral Resources Ltd 3,437 158
Leisure Products & Services - (0.18)%
Carnival Corp 1,944 22
Shimano Inc 1,500 235
Yamaha Corp 11,300 447
$ 704
Lodging - (0.06)%
Galaxy Entertainment Group Ltd 38,000 236
Wynn Resorts Ltd 127 13
$ 249
Machinery - Construction & Mining - (0.06)%
Hitachi Ltd 4,500 259
Machinery - Diversified - (0.23)%
Hexagon AB 7,439 86
Husqvarna AB 6,072 45
Kubota Corp 20,500 282
Xylem Inc/NY 1,937 194
Yaskawa Electric Corp 8,000 337
$ 944
Media - (0.05)%
Bollore SE 22,917 147
DISH Network Corp 745 5
News Corp - A Shares 362 7
Warner Bros Discovery Inc 5,365 60
$ 219
Metal Fabrication & Hardware - (0.02)%
SKF AB 4,973 79
Mining - (0.10)%
Ivanhoe Mines Ltd 800 6
Newmont Corp 5,896 239
Rio Tinto PLC 1,175 69
Sumitomo Metal Mining Co Ltd 2,600 79
$ 393
Miscellaneous Manufacturers - (0.01)%
Teledyne Technologies Inc 102 40
Office & Business Equipment - (0.01)%
Zebra Technologies Corp 181 48
Oil & Gas - (0.09)%
Baytex Energy Corp 10,305 33
BP PLC 3,834 22
Eni SpA 1,198 16
Equinor ASA 586 15
Hess Corp 313 40
Neste Oyj 2,117 80
Occidental Petroleum Corp 452 26
Repsol SA 2,847 39
Santos Ltd 3,873 18
Texas Pacific Land Corp 80 104
$ 393
Oil & Gas Services - (0.02)%
Seatrium Ltd 848,388 77
Packaging & Containers - (0.06)%
Amcor PLC 3,468 33
Ball Corp 725 37
SIG Group AG 468 13
Stora Enso Oyj 687 9
Svenska Cellulosa AB SCA 12,573 167
$ 259
Pharmaceuticals - (0.09)%
AbbVie Inc 473 65
Cardinal Health Inc 477 39
Eisai Co Ltd 700 45
Orion Oyj 3,080 131
Otsuka Holdings Co Ltd 700 26

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2023 (unaudited)
See accompanying notes.

Short Sales Outstanding
COMMON STOCKS (continued) Shares Value (000’s)
Pharmaceuticals (continued)
Takeda Pharmaceutical Co Ltd 1,200 $ 38
$ 344
Pipelines - (0.13)%
ONEOK Inc 9,886 560
Private Equity - (0.08)%
3i Group PLC 3,698 90
Brookfield Corp 2,500 75
EQT AB 1,328 25
KKR & Co Inc 2,683 138
$ 328
Real Estate - (0.19)%
CBRE Group Inc 2,020 151
LEG Immobilien SE 661 34
Mitsubishi Estate Co Ltd 6,800 78
REA Group Ltd 1,249 112
Sagax AB 5,197 103
Sumitomo Realty & Development Co Ltd 1,800 43
Sun Hung Kai Properties Ltd 7,500 96
UOL Group Ltd 21,200 100
Wharf Real Estate Investment Co Ltd 17,000 84
$ 801
REITs - (0.18)%
Extra Space Storage Inc 5,102 736
Retail - (0.19)%
AutoZone Inc 5 12
Burlington Stores Inc 128 19
Canadian Tire Corp Ltd 700 84
CarMax Inc 821 59
Dollar Tree Inc 1,849 249
McDonald's Holdings Co Japan Ltd 900 37
Nitori Holdings Co Ltd 1,300 158
Pan Pacific International Holdings Corp 1,900 32
Reece Ltd 7,484 88
Ulta Beauty Inc 70 29
Walmart Inc 341 50
$ 817
Semiconductors - (0.36)%
Broadcom Inc 1,660 1,341
ON Semiconductor Corp 1,365 114
STMicroelectronics NV 409 18
Teradyne Inc 370 37
$ 1,510
Software - (0.19)%
BILL Holdings Inc 301 31
Black Knight Inc 959 55
Broadridge Financial Solutions Inc 1,145 168
Ceridian HCM Holding Inc 2,598 161
Cloudflare Inc 231 16
Electronic Arts Inc 944 121
Jack Henry & Associates Inc 308 47
Koei Tecmo Holdings Co Ltd 3,100 52
Konami Group Corp 300 16
Snowflake Inc - Class A 620 103
Take-Two Interactive Software Inc 277 38
Tyler Technologies Inc 138 55
$ 863
Telecommunications - (0.08)%
Arista Networks Inc 202 34
Deutsche Telekom AG 4,593 102
T-Mobile US Inc 1,651 227
$ 363
Transportation - (0.28)%
Canadian Pacific Kansas City Ltd 1,400 107
CH Robinson Worldwide Inc 2,034 192
Keisei Electric Railway Co Ltd 12,800 491
Mitsui OSK Lines Ltd 500 11
MTR Corp Ltd 38,133 176
Old Dominion Freight Line Inc 140 43
COMMON STOCKS (continued) Shares Value (000’s)
Transportation (continued)
West Japan Railway Co 3,000 $ 126
$ 1,146
Water - (0.02)%
United Utilities Group PLC 2,265 29
Veolia Environnement SA 1,222 36
$ 65
TOTAL COMMON STOCKS (proceeds $23,104) $ 23,527
PREFERRED STOCKS - (0.01)%
Consumer Products - 0.00%
Henkel AG & Co KGaA 1.85% 55 $ 5
Electronics - (0.01)%
Sartorius AG 1.44% 197 66
TOTAL PREFERRED STOCKS (proceeds $83) $ 71
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - (0.02)%
Principal Amount
(000's) Value (000's)
U.S. Treasury - (0.02)%
3.25%, 06/30/2029 $ 73 $ 71
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (proceeds $75) $ 71
TOTAL SHORT SALES (proceeds $23,262) $ 23,669

Schedule of Investments
Global Sustainable Listed Infrastructure Fund
May 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 11.61% Shares Held Value (000's)
Money Market Funds - 11.61%
BlackRock Liquidity FedFund - Institutional Class
5.01%
(a),(b)
704,451 $ 705
Principal Government Money Market Fund - Class
R-6 4.97%
(a),(c)
1,181,195 1,181
$ 1,886
TOTAL INVESTMENT COMPANIES $ 1,886
COMMON STOCKS - 93.73% Shares Held Value (000's)
Commercial Services - 4.90%
Atlas Arteria Ltd 38,871 $ 162
Transurban Group 65,792 634
$ 796
Electric - 44.53%
ALLETE Inc 7,132 425
American Electric Power Co Inc 8,424 700
CenterPoint Energy Inc 19,356 546
CLP Holdings Ltd 59,000 430
CMS Energy Corp 9,269 537
DTE Energy Co 4,028 433
EDP Renovaveis SA 3,569 71
EDP Renovaveis SA - Bonus Shares
(d)
3,541 1
Emera Inc 10,300 425
Enel Chile SA ADR 91,245 255
Entergy Corp 5,600 550
National Grid PLC 50,096 690
NextEra Energy Inc 14,439 1,061
Public Service Enterprise Group Inc 10,058 601
Sempra Energy 3,550 510
$ 7,235
Engineering & Construction - 16.29%
Aena SME SA
(e)
3,695 580
Beijing Capital International Airport Co Ltd
(d)
456,000 318
Cellnex Telecom SA - Rights
(e)
15,055 610
China Tower Corp Ltd
(e)
3,124,000 343
Enav SpA
(e)
58,635 248
Grupo Aeroportuario del Centro Norte SAB de CV 25,861 268
Vinci SA 2,458 280
$ 2,647
Gas - 2.02%
China Resources Gas Group Ltd 100,000 329
Pipelines - 9.46%
DT Midstream Inc 9,646 439
Gibson Energy Inc 27,700 447
Williams Cos Inc/The 22,732 651
$ 1,537
REITs - 5.65%
American Tower Corp 4,978 918
Transportation - 7.39%
Canadian National Railway Co 5,400 609
Kyushu Railway Co 19,900 426
Union Pacific Corp 863 166
$ 1,201
Water - 3.49%
Aguas Andinas SA 787,655 257
Severn Trent PLC 9,002 311
$ 568
TOTAL COMMON STOCKS $ 15,231
Total Investments $ 17,117
Other Assets and Liabilities -  (5.34)% (868)
TOTAL NET ASSETS - 100.00% $ 16,249
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $705 or
4.34% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,781 or 10.96% of net assets.
Portfolio Summary
Location Percent
United States 57.98%
Canada 9.12%
Spain 7.77%
United Kingdom 6.16%
Australia 4.90%
Hong Kong 4.67%
China 4.07%
Chile 3.15%
Japan 2.62%
France 1.72%
Mexico 1.65%
Italy 1.53%
Other Assets and Liabilities
(5.34)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Global Sustainable Listed Infrastructure Fund
May 31, 2023 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2022 Purchases Sales May 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.97% $ — $ 8,640 $ 7,459 $ 1,181
Principal Government Money Market Fund - Institutional Class 4.92% — 10,091 10,091 —
$ — $ 18,731 $ 17,550 $ 1,181
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.97% $ 17 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.92% 3 — — —
$ 20 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
International Equity Index Fund
May 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 6 .30 % Shares Held Value (000's)
Exchange-Traded Funds - 2 .62%
iShares MSCI EAFE ETF
(a)
442,700 $ 31,286
Money Market Funds - 3 .68%
BlackRock Liquidity FedFund - Institutional Class
5.01%
(b),(c)
13,495,790 13,495
Principal Government Money Market Fund - Class
R-6 4.97%
(b),(c),(d)
30,521,582 30,522
$ 44,017
TOTAL INVESTMENT COMPANIES $ 75,303
COMMON STOCKS - 96 .09 % Shares Held Value (000's)
Advertising - 0 .24%
Dentsu Group Inc 15,600 $ 500
Hakuhodo DY Holdings Inc 18,000 189
Publicis Groupe SA 17,656 1,311
WPP PLC 82,898 881
$ 2,881
Aerospace & Defense - 1 .51%
Airbus SE 45,729 6,005
BAE Systems PLC 235,550 2,723
Dassault Aviation SA 1,923 326
Elbit Systems Ltd 2,053 420
MTU Aero Engines AG 4,132 956
Rheinmetall AG 3,360 851
Rolls-Royce Holdings PLC
(e)
645,491 1,153
Saab AB 6,177 337
Safran SA 26,367 3,830
Singapore Technologies Engineering Ltd 120,400 326
Thales SA 8,108 1,130
$ 18,057
Agriculture - 0 .76%
British American Tobacco PLC 163,859 5,187
Imperial Brands PLC 67,723 1,428
Japan Tobacco Inc 92,600 2,019
Wilmar International Ltd 148,200 428
$ 9,062
Airlines - 0 .14%
ANA Holdings Inc
(e)
12,300 273
Deutsche Lufthansa AG
(e)
46,110 454
Japan Airlines Co Ltd 11,100 212
Qantas Airways Ltd
(e)
68,676 296
Singapore Airlines Ltd 103,400 490
$ 1,725
Apparel - 2 .50%
Adidas AG 12,497 2,032
Burberry Group PLC 29,177 783
Hermes International 2,443 4,983
Kering SA 5,742 3,070
LVMH Moet Hennessy Louis Vuitton SE 21,301 18,624
Puma SE 8,144 389
$ 29,881
Automobile Manufacturers - 2 .98%
Bayerische Motoren Werke AG 25,541 2,785
Daimler Truck Holding AG 38,090 1,156
Ferrari NV 9,724 2,783
Honda Motor Co Ltd 118,800 3,380
Isuzu Motors Ltd 45,000 522
Mazda Motor Corp 43,900 372
Mercedes-Benz Group AG 66,024 4,936
Nissan Motor Co Ltd 179,100 667
Renault SA 14,828 498
Stellantis NV 173,524 2,644
Subaru Corp 47,500 815
Suzuki Motor Corp 28,400 935
Toyota Motor Corp 818,000 11,143
Volkswagen AG 2,276 345
Volvo AB - A Shares 15,447 298
Volvo AB - B Shares 116,410 2,152
Volvo Car AB
(a),(e)
45,969 159
$ 35,590
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment - 0 .70%
Aisin Corp 11,400 $ 327
Bridgestone Corp 44,000 1,789
Cie Generale des Etablissements Michelin SCA 52,334 1,493
Continental AG 8,485 566
Denso Corp 33,400 2,057
Koito Manufacturing Co Ltd 16,100 302
NGK Insulators Ltd 18,000 217
Sumitomo Electric Industries Ltd 55,100 652
Toyota Industries Corp 11,300 697
Valeo 15,967 307
$ 8,407
Banks - 9 .57%
ABN AMRO Bank NV
(f)
31,157 455
AIB Group PLC 103,116 426
ANZ Group Holdings Ltd 231,684 3,446
Banco Bilbao Vizcaya Argentaria SA 465,173 3,058
Banco Santander SA 1,269,289 4,147
Bank Hapoalim BM 97,971 789
Bank Leumi Le-Israel BM 119,091 835
Bank of Ireland Group PLC 82,557 780
Banque Cantonale Vaudoise 2,324 235
Barclays PLC 1,199,376 2,265
BNP Paribas SA 85,697 4,982
BOC Hong Kong Holdings Ltd 285,500 847
CaixaBank SA 318,300 1,170
Chiba Bank Ltd/The 40,900 255
Commerzbank AG 82,117 831
Commonwealth Bank of Australia 130,247 8,188
Concordia Financial Group Ltd 81,800 316
Credit Agricole SA 93,369 1,073
Danske Bank A/S
(e)
53,208 1,085
DBS Group Holdings Ltd 139,700 3,128
Deutsche Bank AG 149,518 1,522
DNB Bank ASA 71,759 1,202
Erste Group Bank AG 26,524 862
FinecoBank Banca Fineco SpA 47,106 629
Hang Seng Bank Ltd 59,000 790
HSBC Holdings PLC 1,541,195 11,296
ING Groep NV 279,215 3,440
Intesa Sanpaolo SpA 1,245,104 2,892
Israel Discount Bank Ltd 95,425 460
Japan Post Bank Co Ltd 113,900 850
KBC Group NV 19,309 1,269
Lloyds Banking Group PLC 5,111,440 2,816
Macquarie Group Ltd 28,323 3,142
Mediobanca Banca di Credito Finanziario SpA 42,583 471
Mitsubishi UFJ Financial Group Inc 880,800 5,857
Mizrahi Tefahot Bank Ltd 11,904 382
Mizuho Financial Group Inc 186,080 2,735
National Australia Bank Ltd 242,122 4,078
NatWest Group PLC 442,365 1,433
Nordea Bank Abp 250,272 2,471
Oversea-Chinese Banking Corp Ltd 261,200 2,368
Resona Holdings Inc 165,100 749
Shizuoka Financial Group Inc 34,400 253
Skandinaviska Enskilda Banken AB 124,656 1,309
Societe Generale SA 56,112 1,306
Standard Chartered PLC 185,676 1,463
Sumitomo Mitsui Financial Group Inc 100,700 4,087
Sumitomo Mitsui Trust Holdings Inc 25,544 900
Svenska Handelsbanken AB 112,518 891
Swedbank AB 65,494 1,006
UBS Group AG 244,707 4,665
UniCredit SpA 142,230 2,743
United Overseas Bank Ltd 97,500 2,014
Westpac Banking Corp 270,696 3,634
$ 114,296

Schedule of Investments
International Equity Index Fund
May 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Beverages - 2 .07%
Anheuser-Busch InBev SA/NV 67,006 $ 3,574
Asahi Group Holdings Ltd 37,200 1,443
Budweiser Brewing Co APAC Ltd
(f)
132,800 334
Carlsberg AS 7,596 1,147
Coca-Cola Europacific Partners PLC 15,868 990
Coca-Cola HBC AG
(e)
16,991 505
Davide Campari-Milano NV 40,323 528
Diageo PLC 173,933 7,231
Endeavour Group Ltd/Australia 110,527 443
Heineken Holding NV 8,887 756
Heineken NV 19,995 2,023
JDE Peet's NV 9,696 282
Kirin Holdings Co Ltd 59,900 894
Pernod Ricard SA 15,919 3,448
Remy Cointreau SA 1,763 272
Suntory Beverage & Food Ltd 10,700 394
Treasury Wine Estates Ltd 55,685 421
$ 24,685
Biotechnology - 0 .97%
Argenx SE
(e)
4,295 1,673
Bachem Holding AG 2,603 274
CSL Ltd 37,211 7,411
Genmab A/S
(e)
5,090 2,004
Swedish Orphan Biovitrum AB
(e)
13,145 264
$ 11,626
Building Materials - 1 .77%
AGC Inc
(a)
15,800 576
Cie de Saint-Gobain 37,800 2,099
CRH PLC 57,116 2,703
Daikin Industries Ltd 20,300 3,852
Geberit AG 2,629 1,395
Heidelberg Materials AG 11,172 802
Holcim AG
(e)
42,762 2,642
Investment AB Latour 11,422 227
James Hardie Industries PLC
(e)
34,101 839
Kingspan Group PLC 11,927 804
Lixil Corp 22,100 284
Nibe Industrier AB 116,908 1,119
ROCKWOOL A/S 705 168
Sika AG 11,267 3,083
TOTO Ltd 10,200 309
Xinyi Glass Holdings Ltd 127,000 188
$ 21,090
Chemicals - 2 .73%
Air Liquide SA 40,391 6,768
Akzo Nobel NV 13,147 991
Arkema SA 4,342 379
Asahi Kasei Corp 96,800 656
BASF SE 68,954 3,279
Brenntag SE 11,919 937
Chr Hansen Holding A/S 8,054 586
Clariant AG
(e)
16,644 240
Covestro AG
(e),(f)
14,904 576
Croda International PLC 10,772 818
DSM-Firmenich AG
(e)
13,484 1,500
EMS-Chemie Holding AG 541 419
Evonik Industries AG 16,177 325
Givaudan SA 712 2,347
ICL Group Ltd 59,673 325
Johnson Matthey PLC 14,152 305
Mitsubishi Chemical Group Corp 98,800 554
Mitsui Chemicals Inc 13,200 333
Nippon Paint Holdings Co Ltd 73,100 560
Nippon Sanso Holdings Corp 13,400 274
Nissan Chemical Corp 9,800 425
Nitto Denko Corp 11,600 825
Novozymes A/S 15,778 763
OCI NV 8,138 181
Shin-Etsu Chemical Co Ltd 140,500 4,325
COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
Solvay SA 5,717 $ 598
Sumitomo Chemical Co Ltd 108,600 323
Symrise AG 10,244 1,097
Toray Industries Inc 107,000 564
Tosoh Corp 20,100 231
Umicore SA
(a)
16,157 449
Wacker Chemie AG 1,408 187
Yara International ASA 12,773 477
$ 32,617
Commercial Services - 2 .62%
Adecco Group AG 12,343 369
Adyen NV
(e),(f)
1,675 2,744
Amadeus IT Group SA
(e)
34,752 2,494
Ashtead Group PLC 33,830 2,066
Brambles Ltd 107,210 957
Bureau Veritas SA 22,680 576
Dai Nippon Printing Co Ltd 16,900 481
Edenred 19,254 1,239
Experian PLC 70,905 2,502
GMO Payment Gateway Inc 3,200 252
IDP Education Ltd 19,324 274
Intertek Group PLC 12,450 644
Nexi SpA
(e),(f)
45,531 358
Persol Holdings Co Ltd 13,700 258
Randstad NV 8,514 418
Recruit Holdings Co Ltd 111,200 3,402
RELX PLC 146,791 4,591
Rentokil Initial PLC 194,400 1,546
Secom Co Ltd 16,200 1,061
Securitas AB 37,939 280
SGS SA 11,564 1,027
TOPPAN INC 18,900 404
Transurban Group 237,639 2,292
Wise PLC
(e)
47,428 343
Worldline SA/France
(e),(f)
18,453 719
$ 31,297
Computers - 1 .04%
BayCurrent Consulting Inc 10,200 373
Bechtle AG 6,318 249
Capgemini SE 12,721 2,219
Check Point Software Technologies Ltd
(e)
7,452 930
Computershare Ltd 44,244 642
CyberArk Software Ltd
(e)
3,165 490
Fujitsu Ltd 13,600 1,725
Itochu Techno-Solutions Corp 7,400 193
Logitech International SA 12,686 812
NEC Corp 18,900 887
Nomura Research Institute Ltd 29,743 748
NTT Data Corp 48,700 696
Obic Co Ltd 5,400 874
Otsuka Corp 8,800 331
Ricoh Co Ltd 42,300 353
SCSK Corp 12,100 191
Teleperformance 4,560 682
$ 12,395
Consumer Products - 0 .41%
Henkel AG & Co KGaA 8,016 576
Reckitt Benckiser Group PLC 55,247 4,296
$ 4,872
Cosmetics & Personal Care - 2 .14%
Beiersdorf AG 7,775 992
Essity AB 46,989 1,251
Haleon PLC 391,804 1,550
Kao Corp 35,900 1,251
Kose Corp 2,600 261
L'Oreal SA 18,578 7,954
Shiseido Co Ltd 30,900 1,403
Unicharm Corp 31,100 1,181

Schedule of Investments
International Equity Index Fund
May 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Cosmetics & Personal Care (continued)
Unilever PLC 194,861 $ 9,750
$ 25,593
Distribution & Wholesale - 1 .35%
Bunzl PLC 26,052 1,020
D'ieteren Group 1,678 290
IMCD NV 4,396 663
ITOCHU Corp 91,700 3,096
Marubeni Corp 117,900 1,680
Mitsubishi Corp 95,600 3,822
Mitsui & Co Ltd 101,300 3,192
Sumitomo Corp 86,900 1,640
Toyota Tsusho Corp 16,400 720
$ 16,123
Diversified Financial Services - 1 .57%
abrdn plc 154,429 383
AerCap Holdings NV
(e)
12,803 731
Amundi SA
(f)
4,719 266
ASX Ltd 14,934 655
Daiwa Securities Group Inc 102,900 467
Deutsche Boerse AG 14,657 2,535
Euronext NV
(f)
6,610 441
Futu Holdings Ltd ADR
(a),(e)
4,244 157
Hargreaves Lansdown PLC 27,442 274
Hong Kong Exchanges & Clearing Ltd 92,900 3,402
Japan Exchange Group Inc 38,700 632
Julius Baer Group Ltd 16,493 1,013
London Stock Exchange Group PLC 30,978 3,302
Mitsubishi HC Capital Inc 67,900 368
Nomura Holdings Inc 224,500 789
ORIX Corp 90,500 1,538
SBI Holdings Inc 18,890 353
Schroders PLC 62,179 353
Singapore Exchange Ltd 66,100 453
St James's Place PLC 42,282 589
$ 18,701
Electric - 2 .69%
BKW AG 1,629 293
Chubu Electric Power Co Inc 49,700 594
CLP Holdings Ltd 126,500 922
E.ON SE 173,192 2,100
EDP - Energias de Portugal SA 225,934 1,104
EDP Renovaveis SA 19,768 393
EDP Renovaveis SA - Bonus Shares
(e)
16,390 4
Elia Group SA/NV 2,268 274
Endesa SA 24,502 531
Enel SpA 627,420 3,949
Engie SA 140,897 2,119
Fortum Oyj 34,608 461
Iberdrola SA 449,066 5,484
Kansai Electric Power Co Inc/The 54,300 623
Mercury NZ Ltd 53,490 211
Meridian Energy Ltd 99,635 318
National Grid PLC 283,679 3,908
Origin Energy Ltd 132,896 720
Orsted AS
(f)
14,593 1,284
Power Assets Holdings Ltd 107,000 576
Red Electrica Corp SA 31,305 531
RWE AG 48,774 2,042
SSE PLC 84,109 1,973
Terna - Rete Elettrica Nazionale 108,538 912
Tokyo Electric Power Co Holdings Inc
(e)
117,800 407
Verbund AG 5,253 397
$ 32,130
Electrical Components & Equipment - 0 .85%
Brother Industries Ltd 17,900 260
Legrand SA 20,583 1,951
Prysmian SpA 19,651 731
Schneider Electric SE 41,852 7,240
$ 10,182
COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics - 1 .67%
ABB Ltd 121,250 $ 4,429
Assa Abloy AB 77,319 1,720
Azbil Corp 8,900 281
Halma PLC 29,287 879
Hirose Electric Co Ltd 2,299 311
Hoya Corp 27,500 3,448
Ibiden Co Ltd 8,700 474
Kyocera Corp 24,800 1,407
MINEBEA MITSUMI Inc 28,000 538
Murata Manufacturing Co Ltd 44,300 2,589
NIDEC CORP 32,200 1,596
Shimadzu Corp 18,300 566
TDK Corp 30,000 1,144
Venture Corp Ltd 21,400 240
Yokogawa Electric Corp 17,600 331
$ 19,953
Energy - Alternate Sources - 0 .20%
Corp ACCIONA Energias Renovables SA 5,080 169
Vestas Wind Systems A/S
(e)
77,903 2,219
$ 2,388
Engineering & Construction - 1 .23%
Acciona SA 1,905 309
ACS Actividades de Construccion y Servicios SA 16,094 537
Aena SME SA
(f)
5,786 908
Aeroports de Paris
(e)
2,291 349
Auckland International Airport Ltd
(e)
96,573 516
Bouygues SA 15,889 510
Cellnex Telecom SA - Rights
(f)
43,599 1,767
CK Infrastructure Holdings Ltd 48,500 268
Eiffage SA 5,670 605
Ferrovial SA 39,281 1,219
Infrastrutture Wireless Italiane SpA
(f)
25,925 331
Kajima Corp 32,600 456
Keppel Corp Ltd 112,300 524
Lendlease Corp Ltd 53,176 273
Obayashi Corp 50,100 403
Shimizu Corp 42,600 258
Skanska AB 26,245 347
Taisei Corp 13,100 416
Vinci SA 40,998 4,670
$ 14,666
Entertainment - 1 .03%
Aristocrat Leisure Ltd 45,527 1,100
Entain PLC 45,424 749
Evolution AB
(f)
14,138 1,866
Flutter Entertainment PLC
(e)
13,610 2,673
Genting Singapore Ltd 466,500 348
La Francaise des Jeux SAEM
(f)
8,103 313
Lottery Corp Ltd/The 171,700 556
Oriental Land Co Ltd/Japan 84,200 3,153
Toho Co Ltd/Tokyo 8,600 338
Universal Music Group NV 63,204 1,254
$ 12,350
Environmental Control - 0 .03%
Kurita Water Industries Ltd 8,100 331
Food - 4 .43%
Aeon Co Ltd 50,500 999
Ajinomoto Co Inc 34,700 1,348
Associated British Foods PLC 27,067 615
Barry Callebaut AG 275 557
Carrefour SA 45,801 843
Chocoladefabriken Lindt & Spruengli AG - PC 77 923
Chocoladefabriken Lindt & Spruengli AG - REG 8 968
CK Hutchison Holdings Ltd 206,632 1,246
Coles Group Ltd 103,246 1,206
Danone SA 49,529 2,932
HelloFresh SE
(e)
12,620 302
J Sainsbury PLC 127,226 429
Jeronimo Martins SGPS SA 21,845 528

Schedule of Investments
International Equity Index Fund
May 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
Kerry Group PLC 12,294 $ 1,199
Kesko Oyj 21,070 399
Kikkoman Corp 10,500 619
Kobe Bussan Co Ltd 11,600 320
Koninklijke Ahold Delhaize NV 75,266 2,386
MEIJI Holdings Co Ltd 17,000 381
Mowi ASA 33,907 582
Nestle SA 212,139 25,146
Nisshin Seifun Group Inc 15,295 192
Nissin Foods Holdings Co Ltd 4,800 410
Ocado Group PLC
(e)
44,629 205
Orkla ASA 57,939 417
Salmar ASA 5,598 247
Seven & i Holdings Co Ltd 58,100 2,432
Tesco PLC 564,549 1,834
WH Group Ltd
(f)
643,500 336
Woolworths Group Ltd 94,013 2,293
Yakult Honsha Co Ltd 9,900 643
$ 52,937
Food Service - 0 .37%
Compass Group PLC 134,606 3,689
Sodexo SA 6,825 739
$ 4,428
Forest Products & Paper - 0 .26%
Holmen AB
(a)
7,236 274
Mondi PLC 37,456 581
Oji Holdings Corp 66,500 256
Smurfit Kappa Group PLC 20,068 715
UPM-Kymmene Oyj 41,173 1,238
$ 3,064
Gas - 0 .33%
Centrica PLC 438,642 643
Enagas SA 19,200 367
Hong Kong & China Gas Co Ltd 863,387 779
Naturgy Energy Group SA 9,724 278
Osaka Gas Co Ltd 28,900 458
Snam SpA 155,557 816
Tokyo Gas Co Ltd 30,200 643
$ 3,984
Hand & Machine Tools - 0 .33%
Disco Corp 7,100 1,033
Fuji Electric Co Ltd 9,800 411
Makita Corp 17,300 468
Schindler Holding AG - PC 3,141 653
Schindler Holding AG - REG 1,811 364
Techtronic Industries Co Ltd 106,000 981
$ 3,910
Healthcare - Products - 2 .07%
Alcon Inc 38,548 3,000
Asahi Intecc Co Ltd 16,800 320
Carl Zeiss Meditec AG 3,105 349
Cochlear Ltd 5,074 803
Coloplast A/S 9,164 1,156
Demant A/S
(e)
7,108 271
DiaSorin SpA 1,942 201
EBOS Group Ltd 11,824 299
EssilorLuxottica SA 22,446 4,065
Fisher & Paykel Healthcare Corp Ltd 44,694 624
FUJIFILM Holdings Corp 28,800 1,760
Getinge AB 17,645 408
Koninklijke Philips NV
(e)
71,809 1,357
Lifco AB 17,983 381
Olympus Corp 92,800 1,405
QIAGEN NV
(e)
17,566 796
Sartorius Stedim Biotech 2,133 562
Siemens Healthineers AG
(f)
21,754 1,235
Smith & Nephew PLC 67,374 1,010
Sonova Holding AG 4,010 1,030
Straumann Holding AG 8,610 1,265
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Sysmex Corp 12,900 $ 844
Terumo Corp 51,900 1,579
$ 24,720
Healthcare - Services - 0 .67%
BioMerieux 3,196 321
Eurofins Scientific SE 10,408 688
Fresenius Medical Care AG & Co KGaA 15,844 678
Fresenius SE & Co KGaA 32,587 893
Lonza Group AG 5,744 3,603
Medibank Pvt Ltd 212,448 493
Ramsay Health Care Ltd 14,143 528
Sonic Healthcare Ltd 34,417 787
$ 7,991
Holding Companies - Diversified - 0 .07%
Jardine Matheson Holdings Ltd 12,268 588
Swire Pacific Ltd 33,500 224
$ 812
Home Builders - 0 .30%
Barratt Developments PLC 75,922 439
Berkeley Group Holdings PLC 8,308 407
Daiwa House Industry Co Ltd 46,300 1,207
Iida Group Holdings Co Ltd 12,220 201
Open House Group Co Ltd 6,000 230
Persimmon PLC 24,639 369
Sekisui Chemical Co Ltd 28,200 389
Taylor Wimpey PLC 272,465 388
$ 3,630
Home Furnishings - 0 .98%
Hoshizaki Corp 8,400 302
Panasonic Holdings Corp 170,400 1,780
Rational AG 395 265
SEB SA 1,921 181
Sharp Corp/Japan 17,600 101
Sony Group Corp 97,300 9,125
$ 11,754
Insurance - 4 .83%
Admiral Group PLC 16,375 474
Aegon NV 130,180 572
Ageas SA/NV
(a)
12,441 498
AIA Group Ltd 898,200 8,635
Allianz SE 31,113 6,663
Assicurazioni Generali SpA 78,185 1,485
Aviva PLC 214,882 1,055
AXA SA 141,522 4,012
Baloise Holding AG 3,533 543
Dai-ichi Life Holdings Inc 72,500 1,240
Gjensidige Forsikring ASA 15,429 259
Hannover Rueck SE 4,651 997
Helvetia Holding AG 2,863 407
Insurance Australia Group Ltd 188,990 637
Japan Post Holdings Co Ltd 169,300 1,194
Japan Post Insurance Co Ltd 15,400 231
Legal & General Group PLC 460,792 1,310
M&G PLC 172,976 427
MS&AD Insurance Group Holdings Inc 33,100 1,134
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
10,808 3,866
NN Group NV 19,343 698
Phoenix Group Holdings PLC 57,883 398
Prudential PLC 212,387 2,791
QBE Insurance Group Ltd 114,818 1,089
Sampo Oyj 35,476 1,633
Sompo Holdings Inc 24,150 982
Suncorp Group Ltd 97,703 842
Swiss Life Holding AG 2,378 1,376
Swiss Re AG 23,267 2,333
T&D Holdings Inc 38,600 524
Talanx AG 4,886 272
Tokio Marine Holdings Inc 139,000 3,112

Schedule of Investments
International Equity Index Fund
May 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Tryg A/S 27,775 $ 632
Zurich Insurance Group AG 11,607 5,434
$ 57,755
Internet - 0 .96%
Adevinta ASA - B Shares
(e)
22,481 157
Auto Trader Group PLC
(f)
70,863 556
CyberAgent Inc 33,200 235
Delivery Hero SE
(e),(f)
13,377 502
Grab Holdings Ltd
(e)
144,101 430
Just Eat Takeaway.com NV
(e),(f)
16,120 244
M3 Inc 34,000 755
MonotaRO Co Ltd 19,300 268
Prosus NV
(e)
61,831 4,075
Rakuten Group Inc
(a)
73,700 304
Scout24 SE
(f)
5,785 372
Sea Ltd ADR
(e)
28,147 1,616
SEEK Ltd 25,995 397
Trend Micro Inc/Japan 10,300 490
Wix.com Ltd
(e)
4,164 317
Z Holdings Corp 206,100 512
ZOZO Inc 9,600 195
$ 11,425
Investment Companies - 0 .58%
Eurazeo SE 3,361 230
EXOR NV
(e)
8,366 695
Groupe Bruxelles Lambert NV 7,671 592
Industrivarden AB - A Shares 10,042 271
Industrivarden AB - C Shares 11,911 319
Investor AB - A Shares 33,662 694
Investor AB - B Shares 133,520 2,722
Kinnevik AB - B Shares
(e)
18,721 270
L E Lundbergforetagen AB 5,862 244
Sofina SA
(a)
1,189 246
Washington H Soul Pattinson & Co Ltd 18,100 378
Wendel SE 2,055 217
$ 6,878
Iron & Steel - 0 .47%
ArcelorMittal SA 37,244 929
BlueScope Steel Ltd 35,553 429
Fortescue Metals Group Ltd 130,634 1,636
JFE Holdings Inc 37,900 468
Mineral Resources Ltd 13,394 617
Nippon Steel Corp 62,277 1,212
voestalpine AG 8,952 278
$ 5,569
Leisure Products & Services - 0 .16%
Shimano Inc 6,000 941
Yamaha Corp 10,800 427
Yamaha Motor Co Ltd 23,000 566
$ 1,934
Lodging - 0 .32%
Accor SA 14,204 473
City Developments Ltd 38,600 193
Galaxy Entertainment Group Ltd
(e)
169,000 1,049
InterContinental Hotels Group PLC 13,375 880
Sands China Ltd
(e)
187,200 607
Whitbread PLC 15,590 639
$ 3,841
Machinery - Construction & Mining - 1 .12%
Epiroc AB - A Shares 50,838 893
Epiroc AB - B Shares 30,084 455
Hitachi Construction Machinery Co Ltd 8,300 205
Hitachi Ltd 72,400 4,167
Komatsu Ltd 71,300 1,673
Metso Oyj 51,159 561
Mitsubishi Electric Corp 149,100 1,941
Mitsubishi Heavy Industries Ltd 24,700 1,041
Sandvik AB 82,250 1,450
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Construction & Mining (continued)
Siemens Energy AG
(e)
40,079 $ 1,019
$ 13,405
Machinery - Diversified - 2 .21%
Atlas Copco AB - A Shares 207,207 3,031
Atlas Copco AB - B Shares 120,408 1,521
Beijer Ref AB 25,980 384
CNH Industrial NV 78,939 1,010
Daifuku Co Ltd 23,400 473
FANUC Corp 74,000 2,531
GEA Group AG 11,685 492
Hexagon AB 160,161 1,861
Husqvarna AB 32,370 240
Keyence Corp 14,960 7,252
Kone Oyj 26,219 1,334
Kubota Corp 78,100 1,074
Omron Corp 13,500 814
SMC Corp 4,400 2,359
Spirax-Sarco Engineering PLC 5,691 776
Wartsila OYJ Abp 36,517 415
Yaskawa Electric Corp 18,500 780
$ 26,347
Media - 0 .39%
Bollore SE 68,297 438
Informa PLC 107,363 932
Pearson PLC 49,712 493
Vivendi SE 55,300 492
Wolters Kluwer NV 19,865 2,269
$ 4,624
Metal Fabrication & Hardware - 0 .18%
MISUMI Group Inc 22,000 478
SKF AB 26,286 419
Tenaris SA 36,427 452
VAT Group AG
(f)
2,083 861
$ 2,210
Mining - 2 .63%
Anglo American PLC 98,024 2,700
Antofagasta PLC 30,421 506
BHP Group Ltd 390,786 10,693
Boliden AB
(e)
17,728 19
Boliden AB 21,099 645
Endeavour Mining PLC 14,321 383
Glencore PLC 823,376 4,211
IGO Ltd 52,575 488
Newcrest Mining Ltd 68,983 1,164
Norsk Hydro ASA 103,744 628
Northern Star Resources Ltd 88,709 750
Pilbara Minerals Ltd 208,144 597
Rio Tinto Ltd 28,637 1,995
Rio Tinto PLC 86,843 5,132
South32 Ltd 351,870 900
Sumitomo Metal Mining Co Ltd 19,100 579
$ 31,390
Miscellaneous Manufacturers - 1 .19%
Alfa Laval AB 22,349 805
Alstom SA 24,946 688
Indutrade AB 21,078 498
JSR Corp 13,700 330
Knorr-Bremse AG 5,596 384
Orica Ltd 35,033 348
Siemens AG 58,628 9,648
Smiths Group PLC 27,171 544
Toshiba Corp 31,700 1,022
$ 14,267
Office & Business Equipment - 0 .19%
Canon Inc
(a)
77,200 1,914
Seiko Epson Corp 22,300 338
$ 2,252

Schedule of Investments
International Equity Index Fund
May 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas - 4 .01%
Aker BP ASA 24,377 $ 528
Ampol Ltd 18,383 376
BP PLC 1,365,006 7,669
DCC PLC
(e)
7,617 436
ENEOS Holdings Inc 222,230 738
Eni SpA 179,082 2,383
Equinor ASA 73,488 1,865
Galp Energia SGPS SA 37,959 402
Idemitsu Kosan Co Ltd 16,081 312
Inpex Corp
(a)
74,900 787
Neste Oyj 32,636 1,233
OMV AG 11,361 507
Repsol SA 102,397 1,388
Santos Ltd 254,683 1,206
Shell PLC 528,245 14,523
TotalEnergies SE 182,498 10,299
Woodside Energy Group Ltd 146,473 3,241
$ 47,893
Oil & Gas Services - 0 .02%
Seatrium Ltd
(e)
3,158,537 287
Packaging & Containers - 0 .15%
SIG Group AG
(e)
23,591 645
Stora Enso Oyj 44,878 569
Svenska Cellulosa AB SCA 46,738 622
$ 1,836
Pharmaceuticals - 9 .34%
Amplifon SpA 9,606 333
Astellas Pharma Inc 139,600 2,209
AstraZeneca PLC 119,557 17,414
Bayer AG 75,786 4,230
Chugai Pharmaceutical Co Ltd 51,800 1,394
Daiichi Sankyo Co Ltd 142,700 4,641
Eisai Co Ltd 19,400 1,234
Grifols SA
(e)
23,010 268
GSK PLC 315,891 5,302
Hikma Pharmaceuticals PLC 12,769 285
Ipsen SA 2,909 337
Kobayashi Pharmaceutical Co Ltd 3,900 221
Kyowa Kirin Co Ltd 20,800 400
Merck KGaA 9,970 1,741
Nippon Shinyaku Co Ltd 4,100 188
Novartis AG 158,119 15,155
Novo Nordisk A/S 127,703 20,551
Ono Pharmaceutical Co Ltd 29,900 559
Orion Oyj 8,262 350
Otsuka Holdings Co Ltd 30,100 1,117
Recordati Industria Chimica e Farmaceutica SpA 8,066 352
Roche Holding AG 2,469 836
Roche Holding AG 54,197 17,262
Sanofi 87,537 8,931
Shionogi & Co Ltd 20,200 908
Takeda Pharmaceutical Co Ltd 122,100 3,886
Teva Pharmaceutical Industries Ltd ADR
(e)
85,689 617
UCB SA 9,753 852
$ 111,573
Pipelines - 0 .05%
APA Group 91,019 594
Private Equity - 0 .37%
3i Group PLC 75,083 1,832
CapitaLand Investment Ltd/Singapore 200,700 491
EQT AB
(a)
27,433 521
Partners Group Holding AG 1,751 1,583
$ 4,427
Real Estate - 1 .05%
Azrieli Group Ltd 3,275 172
CK Asset Holdings Ltd 152,632 823
Daito Trust Construction Co Ltd 4,800 456
ESR Group Ltd
(f)
152,800 226
COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate (continued)
Fastighets AB Balder
(e)
50,295 $ 170
Hang Lung Properties Ltd 139,000 220
Henderson Land Development Co Ltd 111,982 355
Hongkong Land Holdings Ltd 85,529 367
Hulic Co Ltd 29,600 247
LEG Immobilien SE
(e)
5,717 298
Mitsubishi Estate Co Ltd 86,800 994
Mitsui Fudosan Co Ltd 69,500 1,325
New World Development Co Ltd 116,750 279
Nomura Real Estate Holdings Inc 8,500 205
REA Group Ltd 4,076 364
Sagax AB 14,715 291
Sekisui House Ltd 47,500 927
Sino Land Co Ltd 283,073 368
Sumitomo Realty & Development Co Ltd 22,000 531
Sun Hung Kai Properties Ltd 112,000 1,427
Swire Properties Ltd 90,200 215
Swiss Prime Site AG 5,918 500
UOL Group Ltd 35,800 168
Vonovia SE 55,254 1,017
Wharf Real Estate Investment Co Ltd 129,000 636
$ 12,581
REITs - 1 .12%
British Land Co PLC/The 67,940 291
CapitaLand Ascendas REIT 259,450 518
CapitaLand Integrated Commercial Trust 410,238 607
Covivio SA/France 3,656 180
Daiwa House REIT Investment Corp 170 357
Dexus 82,970 443
Gecina SA 3,546 364
GLP J-Reit 345 366
Goodman Group 130,556 1,666
GPT Group/The 147,771 403
Japan Metropolitan Fund Invest 539 381
Japan Real Estate Investment Corp 99 376
Klepierre SA 16,597 377
Land Securities Group PLC 54,344 408
Link REIT 195,040 1,134
Mapletree Logistics Trust 266,600 327
Mapletree Pan Asia Commercial Trust 181,900 222
Mirvac Group 304,390 455
Nippon Building Fund Inc 118 472
Nippon Prologis REIT Inc 170 356
Nomura Real Estate Master Fund Inc 327 384
Scentre Group 400,394 706
Segro PLC 93,292 927
Stockland 184,151 510
Unibail-Rodamco-Westfield
(e)
9,098 419
Vicinity Ltd 298,496 360
Warehouses De Pauw CVA 12,589 354
$ 13,363
Retail - 1 .96%
Cie Financiere Richemont SA 40,268 6,411
Dufry AG
(e)
7,604 344
Fast Retailing Co Ltd 13,500 3,156
H & M Hennes & Mauritz AB 50,706 634
Industria de Diseno Textil SA 84,148 2,815
Jardine Cycle & Carriage Ltd 7,600 182
JD Sports Fashion PLC 199,918 379
Kingfisher PLC 149,562 430
MatsukiyoCocokara & Co 8,800 471
McDonald's Holdings Co Japan Ltd 6,700 276
Moncler SpA 15,889 1,081
Next PLC 9,419 745
Nitori Holdings Co Ltd 6,200 755
Pan Pacific International Holdings Corp 29,400 501
Pandora A/S 6,998 559
Reece Ltd 17,441 206
Swatch Group AG/The - BR 2,232 665

Schedule of Investments
International Equity Index Fund
May 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Swatch Group AG/The - REG 4,058 $ 228
USS Co Ltd 15,900 258
Welcia Holdings Co Ltd 7,300 154
Wesfarmers Ltd 87,519 2,710
Zalando SE
(e),(f)
17,282 503
$ 23,463
Semiconductors - 3 .44%
Advantest Corp 14,900 1,908
ASM International NV 3,616 1,573
ASML Holding NV 31,099 22,495
Hamamatsu Photonics KK 10,800 549
Infineon Technologies AG 100,741 3,751
Lasertec Corp 5,800 911
Renesas Electronics Corp
(e)
98,200 1,589
Rohm Co Ltd 6,800 574
STMicroelectronics NV 52,724 2,295
SUMCO Corp 27,000 384
Tokyo Electron Ltd 34,600 4,706
Tower Semiconductor Ltd
(e)
8,482 350
$ 41,085
Shipbuilding - 0 .02%
Kongsberg Gruppen ASA 6,839 274
Software - 1 .59%
Capcom Co Ltd 13,400 522
Dassault Systemes SE 51,503 2,271
Embracer Group AB
(a),(e)
50,593 117
Koei Tecmo Holdings Co Ltd 9,120 153
Konami Group Corp 7,700 408
Monday.com Ltd
(e)
1,473 265
Nemetschek SE 4,455 350
Nexon Co Ltd 30,100 613
Oracle Corp Japan 3,000 230
Sage Group PLC/The 79,017 856
SAP SE 80,553 10,563
Square Enix Holdings Co Ltd 6,600 296
Temenos AG 4,920 416
TIS Inc 17,000 476
WiseTech Global Ltd 12,800 622
Xero Ltd
(e)
11,071 790
$ 18,948
Telecommunications - 2 .91%
BT Group PLC 536,317 980
Deutsche Telekom AG 250,031 5,547
Elisa Oyj 10,973 615
Hikari Tsushin Inc 1,600 231
HKT Trust & HKT Ltd 291,980 373
KDDI Corp 115,500 3,561
Koninklijke KPN NV 249,156 857
Nice Ltd
(e)
4,901 1,005
Nippon Telegraph & Telephone Corp 92,200 2,619
Nokia OYJ 412,761 1,670
Orange SA 143,641 1,716
Singapore Telecommunications Ltd 636,900 1,172
SoftBank Corp 221,600 2,361
SoftBank Group Corp 79,400 3,124
Spark New Zealand Ltd 144,361 448
Swisscom AG 1,998 1,266
Tele2 AB 41,211 375
Telecom Italia SpA/Milano
(e)
768,655 204
Telefonaktiebolaget LM Ericsson 225,159 1,164
Telefonica Deutschland Holding AG 68,839 194
Telefonica SA 400,960 1,708
Telenor ASA 53,978 555
Telia Co AB 189,289 441
Telstra Group Ltd 311,965 885
Vodafone Group PLC 1,769,915 1,683
$ 34,754
COMMON STOCKS (continued) Shares Held Value (000’s)
Toys, Games & Hobbies - 0 .38%
Bandai Namco Holdings Inc 46,200 $ 1,082
Nintendo Co Ltd 80,100 3,401
$ 4,483
Transportation - 1 .63%
AP Moller - Maersk A/S - A 239 402
AP Moller - Maersk A/S - B 389 655
Aurizon Holdings Ltd 141,995 329
Central Japan Railway Co 11,100 1,350
Deutsche Post AG 77,639 3,501
DSV A/S 14,360 2,777
East Japan Railway Co 23,300 1,284
Getlink SE 27,578 469
Hankyu Hanshin Holdings Inc 17,700 562
Kawasaki Kisen Kaisha Ltd 10,600 239
Keio Corp 7,900 278
Keisei Electric Railway Co Ltd 10,000 383
Kintetsu Group Holdings Co Ltd 14,000 463
Kuehne + Nagel International AG 4,192 1,195
Mitsui OSK Lines Ltd 26,500 603
MTR Corp Ltd 119,500 550
Nippon Express Holdings Inc 5,600 314
Nippon Yusen KK 37,400 796
Odakyu Electric Railway Co Ltd 22,700 331
Poste Italiane SpA
(f)
40,302 419
SG Holdings Co Ltd 24,700 362
SITC International Holdings Co Ltd 103,000 179
Tobu Railway Co Ltd 14,600 382
Tokyu Corp 41,000 529
West Japan Railway Co 16,900 708
Yamato Holdings Co Ltd 22,000 402
$ 19,462
Water - 0 .24%
Severn Trent PLC 19,406 671
United Utilities Group PLC 52,602 663
Veolia Environnement SA 52,367 1,546
$ 2,880
TOTAL COMMON STOCKS $ 1,147,928
PREFERRED STOCKS - 0 .50 % Shares Held Value (000's)
Automobile Manufacturers - 0 .35%
Bayerische Motoren Werke AG 8.52% 4,582 $ 472
Dr Ing hc F Porsche AG 0.00%
(e),(f)
8,784 1,093
Porsche Automobil Holding SE 2.56% 11,813 658
Volkswagen AG 8.76% 15,907 1,993
$ 4,216
Consumer Products - 0 .09%
Henkel AG & Co KGaA 1.85% 13,057 1,042
Electronics - 0 .06%
Sartorius AG 1.44%
(a)
2,022 679
TOTAL PREFERRED STOCKS $ 5,937
Total Investments $ 1,229,168
Other Assets and Liabilities -  (2.89)% (34,528)
TOTAL NET ASSETS - 100.00% $ 1,194,640
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $36,408 or 3.05% of net assets.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $41,905 or
3.51% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security

Schedule of Investments
International Equity Index Fund
May 31, 2023 (unaudited)
See accompanying notes.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $18,709 or 1.57% of net assets.
Portfolio Summary
Location Percent
Japan 21 .63%
United Kingdom 13 .54%
France 11 .45%
Switzerland 10 .64%
Germany 8 .22%
Australia 6 .93%
United States 6 .30%
Netherlands 4 .68%
Denmark 3 .03%
Sweden 2 .92%
Hong Kong 2 .63%
Spain 2 .48%
Italy 1 .98%
Singapore 1 .39%
Ireland 1 .16%
Finland 1 .09%
Belgium 0 .75%
Israel 0 .61%
Norway 0 .60%
New Zealand 0 .25%
Luxembourg 0 .18%
Austria 0 .16%
Portugal 0 .16%
Macao 0 .05%
Chile 0 .04%
Jordan 0 .02%
Other Assets and Liabilities
( 2 .89 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2022 Purchases Sales May 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.97% $ — $ 453,423 $ 422,901 $ 30,522
Principal Government Money Market Fund - Institutional Class 4.92% 29,058 213,059 242,117 —
$ 29,058 $ 666,482 $ 665,018 $ 30,522
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.97% $ 152 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.92% 13 — — —
$ 165 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
eMini MSCI EAFE; June 2023 Long 19 $ 1,951 $ 14
Total $ 14
Amounts in thousands except contracts.

Schedule of Investments
International Small Company Fund
May 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4 .11 % Shares Held Value (000's)
Money Market Funds - 4 .11%
BlackRock Liquidity FedFund - Institutional Class
5.01%
(a),(b)
2,884,072 $ 2,884
Principal Government Money Market Fund - Class
R-6 4.97%
(a),(b),(c)
24,851,738 24,852
$ 27,736
TOTAL INVESTMENT COMPANIES $ 27,736
COMMON STOCKS - 96 .72 % Shares Held Value (000's)
Advertising - 0 .31%
Stroeer SE & Co KGaA 42,501 $ 2,065
Aerospace & Defense - 1 .95%
Bombardier Inc
(d)
94,400 3,742
IHI Corp 186,400 4,298
Saab AB 94,081 5,130
$ 13,170
Agriculture - 0 .45%
GrainCorp Ltd 610,236 3,027
Apparel - 0 .67%
Gildan Activewear Inc 122,000 3,327
Yue Yuen Industrial Holdings Ltd 971,000 1,191
$ 4,518
Automobile Manufacturers - 0 .29%
Mazda Motor Corp 228,700 1,940
Automobile Parts & Equipment - 2 .04%
CIE Automotive SA 102,237 2,926
Faurecia SE
(d)
219,482 4,553
Nifco Inc/Japan 69,500 1,855
Toyota Boshoku Corp 153,200 2,493
Yokohama Rubber Co Ltd/The 92,800 1,948
$ 13,775
Banks - 4 .33%
Banca Mediolanum SpA 559,982 4,742
Banco de Sabadell SA 4,681,106 4,649
Bank of Ireland Group PLC 353,778 3,343
BAWAG Group AG
(d),(e)
105,127 4,590
Chiba Bank Ltd/The 647,000 4,037
Concordia Financial Group Ltd 630,700 2,438
Mebuki Financial Group Inc 1,312,400 3,083
Sydbank AS 55,718 2,336
$ 29,218
Beverages - 0 .58%
Royal Unibrew A/S 45,986 3,924
Biotechnology - 0 .51%
Bavarian Nordic A/S
(d)
75,595 2,028
Immunocore Holdings PLC ADR
(d)
11,998 662
Olink Holding AB ADR
(d)
39,150 763
$ 3,453
Building Materials - 1 .83%
Ibstock PLC
(e)
426,327 848
Stella-Jones Inc 94,000 4,159
Sumitomo Osaka Cement Co Ltd 123,200 3,058
Wienerberger AG 150,957 4,274
$ 12,339
Chemicals - 1 .51%
ADEKA Corp 147,500 2,581
Arkema SA 26,533 2,318
Fuso Chemical Co Ltd 31,300 868
NOF Corp 104,800 4,455
$ 10,222
Commercial Services - 3 .92%
4imprint Group PLC 37,393 2,143
Element Fleet Management Corp 215,700 3,272
Elis SA 216,093 3,750
Loomis AB 127,543 3,520
Persol Holdings Co Ltd 192,500 3,630
QinetiQ Group PLC 594,917 2,661
Securitas AB
(f)
406,350 3,003
Shin Nippon Biomedical Laboratories Ltd
(f)
125,100 2,091
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Sixt SE 21,891 $ 2,408
$ 26,478
Computers - 4 .57%
BIPROGY Inc 149,200 3,599
Computacenter PLC 123,188 3,551
CyberArk Software Ltd
(d)
22,962 3,553
Ferrotec Holdings Corp 136,100 3,190
GB Group PLC 589,478 2,182
Internet Initiative Japan Inc 192,600 3,791
Keywords Studios PLC 132,743 3,214
Serco Group PLC 1,921,933 3,416
Sopra Steria Group SACA 23,237 4,371
$ 30,867
Cosmetics & Personal Care - 0 .61%
Pola Orbis Holdings Inc 305,900 4,139
Distribution & Wholesale - 2 .19%
Rexel SA 211,738 4,347
Seven Group Holdings Ltd 198,326 3,016
Sojitz Corp 214,000 4,279
Toromont Industries Ltd 40,304 3,117
$ 14,759
Diversified Financial Services - 2 .44%
BFF Bank SpA
(e)
322,453 3,349
CI Financial Corp 36,100 349
Credit Saison Co Ltd 309,800 4,251
Euronext NV
(e)
39,850 2,659
OSB Group PLC 627,717 3,855
St James's Place PLC 144,159 2,007
$ 16,470
Electric - 2 .40%
BKW AG 25,798 4,638
Capital Power Corp 165,800 5,555
Sembcorp Industries Ltd 1,608,900 5,982
$ 16,175
Electrical Components & Equipment - 0 .36%
Nexans SA 31,473 2,429
Electronics - 1 .64%
Comet Holding AG
(f)
15,432 4,204
NKT A/S
(d)
40,198 2,415
SCREEN Holdings Co Ltd 42,600 4,443
$ 11,062
Engineering & Construction - 4 .04%
Alten SA 25,603 4,105
Arcadis NV 75,119 3,055
Balfour Beatty PLC 747,625 3,412
INFRONEER Holdings Inc 474,500 4,201
Kajima Corp 217,800 3,049
SPIE SA 157,463 4,682
Stantec Inc 82,600 4,782
$ 27,286
Entertainment - 1 .45%
CTS Eventim AG & Co KGaA 45,701 3,082
Entain PLC 214,836 3,542
Sankyo Co Ltd 78,400 3,158
$ 9,782
Food - 2 .97%
AAK AB 185,751 3,572
Cranswick PLC 53,821 2,169
Empire Co Ltd 133,300 3,400
J Sainsbury PLC 759,713 2,560
Sonae SGPS SA 2,856,584 2,756
Toyo Suisan Kaisha Ltd 128,100 5,606
$ 20,063
Gas - 0 .65%
Centrica PLC 2,975,684 4,363
Hand & Machine Tools - 0 .76%
Amada Co Ltd 538,700 5,138

Schedule of Investments
International Small Company Fund
May 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products - 1 .21%
ConvaTec Group PLC
(e)
1,424,367 $ 3,609
Tecan Group AG 11,928 4,584
$ 8,193
Healthcare - Services - 0 .39%
Amvis Holdings Inc 121,900 2,639
Insurance - 2 .98%
ASR Nederland NV
(f)
145,023 6,180
Beazley PLC 598,638 4,513
Challenger Ltd 545,493 2,199
Definity Financial Corp 104,300 2,789
nib holdings Ltd/Australia 355,665 1,953
Steadfast Group Ltd 649,673 2,505
$ 20,139
Internet - 0 .95%
Future PLC 149,998 1,351
Scout24 SE
(e)
51,117 3,284
SMS Co Ltd 84,300 1,750
$ 6,385
Iron & Steel - 0 .23%
Kobe Steel Ltd 64,600 511
Outokumpu OYJ 73,273 401
thyssenkrupp AG 92,586 639
$ 1,551
Leisure Products & Services - 0 .58%
BRP Inc 55,100 3,917
Lodging - 0 .85%
MGM China Holdings Ltd
(d)
1,807,600 1,861
Whitbread PLC 94,699 3,884
$ 5,745
Machinery - Construction & Mining - 0 .64%
Weir Group PLC/The 202,984 4,293
Machinery - Diversified - 3 .98%
ANDRITZ AG 70,545 3,791
ATS Corp
(d)
82,300 3,604
CKD Corp 170,500 2,587
Georg Fischer AG 69,158 4,584
IMI PLC 239,134 4,752
KION Group AG 15,378 540
Okuma Holdings Inc 76,500 3,652
Rotork PLC 831,988 3,327
$ 26,837
Media - 0 .88%
Nine Entertainment Co Holdings Ltd 2,692,915 3,297
Quebecor Inc 111,400 2,656
$ 5,953
Metal Fabrication & Hardware - 1 .48%
Hanwa Co Ltd 82,000 2,423
Vallourec SA
(d)
325,040 3,410
VAT Group AG
(e)
10,133 4,189
$ 10,022
Mining - 4 .48%
Alamos Gold Inc 405,600 5,008
Allkem Ltd
(d)
382,899 3,699
Bellevue Gold Ltd
(d)
929,515 780
Capstone Copper Corp
(d)
480,300 1,896
De Grey Mining Ltd
(d)
2,748,228 2,407
Deterra Royalties Ltd 890,301 2,600
ERO Copper Corp
(d)
156,500 2,590
Filo Mining Corp
(d)
202,400 3,146
IGO Ltd 211,246 1,962
Osisko Gold Royalties Ltd 222,700 3,535
SSR Mining Inc 176,134 2,603
$ 30,226
Miscellaneous Manufacturers - 1 .66%
Aalberts NV 94,819 4,013
Amano Corp 100,000 2,076
Trelleborg AB 204,375 5,090
$ 11,179
COMMON STOCKS (continued) Shares Held Value (000’s)
Office & Business Equipment - 0 .59%
Canon Marketing Japan Inc 162,600 $ 4,004
Oil & Gas - 3 .06%
Ampol Ltd 182,863 3,736
ARC Resources Ltd 272,300 3,282
Crescent Point Energy Corp 637,000 4,017
International Petroleum Corp
(d)
164,602 1,364
Parkland Corp 71,500 1,783
Rubis SCA 86,078 2,353
Whitecap Resources Inc
(f)
603,700 4,131
$ 20,666
Oil & Gas Services - 0 .40%
Technip Energies NV 136,853 2,716
Packaging & Containers - 3 .03%
DS Smith PLC 1,589,900 6,013
Gerresheimer AG 17,647 1,944
Orora Ltd 1,070,501 2,288
Rengo Co Ltd 578,800 3,438
SIG Group AG
(d)
133,116 3,641
Verallia SA
(e)
89,957 3,127
$ 20,451
Pharmaceuticals - 2 .18%
ALK-Abello A/S
(d)
195,499 2,319
Dechra Pharmaceuticals PLC 76,747 3,201
Indivior PLC
(d)
206,479 3,743
Rohto Pharmaceutical Co Ltd 117,000 2,493
Suzuken Co Ltd/Aichi Japan 116,900 2,932
$ 14,688
Pipelines - 0 .45%
Keyera Corp 137,200 3,062
Real Estate - 2 .30%
Castellum AB
(f)
53,617 505
Daito Trust Construction Co Ltd 27,100 2,574
Hysan Development Co Ltd 509,000 1,291
PSP Swiss Property AG 41,630 4,478
Sino Land Co Ltd 1,128,000 1,467
TAG Immobilien AG
(d)
292,002 2,346
Tokyu Fudosan Holdings Corp 537,400 2,863
$ 15,524
REITs - 7 .41%
Aedifica SA 34,919 2,346
Canadian Apartment Properties REIT 96,100 3,473
CapitaLand Ascendas REIT 2,043,700 4,079
Derwent London PLC 113,589 3,045
Granite Real Estate Investment Trust 59,800 3,509
HomeCo Daily Needs REIT 2,249,319 1,746
Invincible Investment Corp 9,406 4,000
Japan Metropolitan Fund Invest 4,372 3,092
Japan Prime Realty Investment Corp 1,193 3,072
Klepierre SA 127,449 2,896
Mirvac Group 2,254,819 3,372
Mitsui Fudosan Logistics Park Inc 1,286 4,630
Safestore Holdings PLC 270,199 3,148
Supermarket Income Reit PLC 421,739 419
Tritax Big Box REIT PLC 2,314,974 4,038
Warehouses De Pauw CVA 112,555 3,167
$ 50,032
Retail - 7 .02%
ABC-Mart Inc 88,100 4,786
B&M European Value Retail SA 522,020 3,316
Eagers Automotive Ltd 340,036 2,729
H2O Retailing Corp 400,600 4,169
J Front Retailing Co Ltd 545,900 5,339
JB Hi-Fi Ltd 153,460 4,249
JD Sports Fashion PLC 2,611,633 4,955
KOMEDA Holdings Co Ltd 171,700 3,263
Man Wah Holdings Ltd 2,117,600 1,388
MatsukiyoCocokara & Co 77,800 4,165
Monogatari Corp/The 60,000 1,343

Schedule of Investments
International Small Company Fund
May 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Shimamura Co Ltd 38,400 $ 3,471
Super Retail Group Ltd 569,072 4,220
$ 47,393
Semiconductors - 1 .26%
Nova Ltd
(d)
38,641 4,173
SOITEC
(d)
30,656 4,309
$ 8,482
Software - 3 .02%
CompuGroup Medical SE & Co KgaA 56,271 3,006
Descartes Systems Group Inc/The
(d)
52,600 4,067
Pro Medicus Ltd 74,701 2,880
Sega Sammy Holdings Inc 298,800 5,801
TIS Inc 164,300 4,598
$ 20,352
Telecommunications - 0 .40%
Bezeq The Israeli Telecommunication Corp Ltd 2,171,484 2,715
Transportation - 2 .82%
ComfortDelGro Corp Ltd 2,939,100 2,390
Kamigumi Co Ltd 184,000 4,093
Nippon Express Holdings Inc 64,700 3,628
Sankyu Inc 101,800 3,440
TFI International Inc 34,600 3,645
TORM PLC 73,042 1,848
$ 19,044
TOTAL COMMON STOCKS $ 652,870
Total Investments $ 680,606
Other Assets and Liabilities -  (0.83)% (5,583)
TOTAL NET ASSETS - 100.00% $ 675,023
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $8,964 or
1.33% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $25,655 or 3.80% of net assets.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $8,444 or 1.25% of net assets.
Portfolio Summary
Location Percent
Japan 27 .33%
United Kingdom 14 .34%
Canada 13 .77%
Australia 7 .82%
France 7 .31%
United States 4 .50%
Switzerland 4 .49%
Sweden 3 .19%
Germany 2 .88%
Netherlands 2 .35%
Denmark 1 .93%
Austria 1 .87%
Singapore 1 .84%
Israel 1 .55%
Italy 1 .20%
Spain 1 .12%
Ireland 0 .97%
Belgium 0 .82%
Hong Kong 0 .80%
Portugal 0 .41%
Macao 0 .28%
Finland 0 .06%
Other Assets and Liabilities
( 0 .83 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2022 Purchases Sales May 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.97% $ — $ 189,466 $ 164,614 $ 24,852
Principal Government Money Market Fund - Institutional Class 4.92% 31,174 92,626 123,800 —
$ 31,174 $ 282,092 $ 288,414 $ 24,852
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.97% $ 164 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.92% 95 — — —
$ 259 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Opportunistic Municipal Fund
May 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0.14% Shares Held Value (000's)
Exchange-Traded Funds - 0.14%
iShares Short-Term National Muni Bond ETF 1,000 $ 104
JPMorgan Ultra-Short Municipal Income ETF 6 —
SPDR Nuveen Bloomberg High Yield Municipal
Bond ETF
1,678 42
VanEck High Yield Muni ETF 341 17
VanEck Short High Yield Muni ETF 1,000 22
$ 185
TOTAL INVESTMENT COMPANIES $ 185
MUNICIPAL BONDS - 102.88%
Principal Amount
(000's) Value (000's)
Alabama - 3.66%
Lower Alabama Gas District/The
5.00%, 09/01/2034 $ 1,500 $ 1,552
5.00%, 09/01/2046 1,475 1,480
Tuscaloosa County Industrial Development
Authority
4.50%, 05/01/2032
(a)
874 805
5.25%, 05/01/2044
(a)
1,003 886
$ 4,723
Arizona - 4.27%
Arizona Industrial Development Authority
7.25%, 01/01/2054
(a)
1,000 519
Maricopa County Industrial Development Authority
4.00%, 10/15/2047
(a)
1,000 845
Navajo Nation
5.50%, 12/01/2030
(a)
2,500 2,584
Salt Verde Financial Corp
5.00%, 12/01/2032 1,500 1,565
$ 5,513
Arkansas - 1 .46%
Arkansas Development Finance Authority
4.75%, 09/01/2049
(a)
1,000 909
5.45%, 09/01/2052 1,000 973
$ 1,882
California - 7.51%
Alameda Corridor Transportation Authority (credit
support from Assured Guaranty Municipal Corp )
5.00%, 10/01/2052
(b)
1,000 1,074
Bay Area Toll Authority
2.60%, 04/01/2056 420 282
California Municipal Finance Authority
4.00%, 07/15/2029 1,000 973
California Pollution Control Financing Authority
5.00%, 07/01/2038
(a)
1,115 1,164
5.00%, 07/01/2039
(a)
1,250 1,280
California Statewide Communities Development
Authority
5.25%, 12/01/2048
(a)
1,000 951
California Statewide Financing Authority
6.00%, 05/01/2043 1,000 1,017
City of Los Angeles Department of Airports
5.00%, 05/15/2035
(c)
79 89
5.00%, 05/15/2037
(c)
1,421 1,528
Golden State Tobacco Securitization Corp
5.00%, 06/01/2051 1,000 1,041
La Verne Public Financing Authority
7.25%, 09/01/2026 310 311
$ 9,710
Colorado - 4.09%
Creekside Village Metropolitan District
5.00%, 12/01/2039 1,255 1,190
Eagle County Airport Terminal Corp
5.00%, 05/01/2037 1,000 1,006
Elbert County Independence Water & Sanitation
District
7.25%, 12/01/2038 1,000 1,004
Painted Prairie Public Improvement Authority
5.00%, 12/01/2049 500 447
MUNICIPAL BONDS (continued)
Principal Amount
(000’s) Value (000’s)
Colorado (continued)
Pueblo Urban Renewal Authority
4.75%, 12/01/2045
(a)
$ 1,000 $ 680
Regional Transportation District
4.00%, 07/15/2040 1,000 963
$ 5,290
Connecticut - 1.39%
Mohegan Tribal Finance Authority
7.00%, 02/01/2045
(a)
1,800 1,800
District of Columbia - 0.80%
District of Columbia
5.50%, 02/28/2037 1,000 1,033
Florida - 5.98%
Florida Development Finance Corp
5.25%, 08/01/2029
(a)
2,500 2,387
7.38%, 01/01/2049
(a)
1,000 963
Greater Orlando Aviation Authority
5.00%, 10/01/2047
(c)
3,000 3,051
Ocean Highway & Port Authority
5.50%, 12/01/2049
(a)
1,500 1,163
Orange County Housing Finance Authority
7.00%, 10/01/2025 165 165
$ 7,729
Georgia - 1.24%
George L Smith II Congress Center Authority
5.00%, 01/01/2054
(a)
2,000 1,608
Illinois - 12.76%
Chicago O'Hare International Airport
5.50%, 01/01/2055 1,000 1,056
City of Chicago IL
6.00%, 01/01/2038 1,900 2,014
7.46%, 02/15/2026 1,316 961
City of Chicago IL Wastewater Transmission
Revenue
5.00%, 01/01/2031 760 773
5.00%, 01/01/2039 1,200 1,211
Illinois State Toll Highway Authority
5.00%, 01/01/2040
(c)
5,000 5,146
Metropolitan Pier & Exposition Authority
5.00%, 06/15/2050 1,000 1,004
Metropolitan Pier & Exposition Authority (credit
support from National Public Finance Guarantee
Corp )
5.50%, 06/15/2029
(b)
1,000 1,044
State of Illinois
5.50%, 05/01/2047 1,000 1,082
Tender Option Bond Trust Receipts/Certificates
4.50%, 07/01/2027
(a),(d)
2,200 2,200
$ 16,491
Indiana - 0.63%
City of Whiting IN
4.40%, 11/01/2045
(d)
500 510
Town of Shoals IN
7.25%, 11/01/2043 300 302
$ 812
Iowa - 0.78%
Iowa Finance Authority
5.00%, 12/01/2050
(d)
1,000 1,009
Kentucky - 0.73%
City of Henderson KY
4.45%, 01/01/2042
(a)
1,000 940
Louisiana - 5.18%
Louisiana Local Government Environmental
Facilities & Community Development Authority
3.50%, 11/01/2032 1,000 949
4.40%, 11/01/2044
(a)
905 847
5.50%, 11/01/2039
(a)
700 729

Schedule of Investments
Opportunistic Municipal Fund
May 31, 2023 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal Amount
(000’s) Value (000’s)
Louisiana (continued)
Louisiana Local Government Environmental
Facilities & Community Development Authority
(continued)
5.65%, 11/01/2037
(a)
$ 900 $ 943
Louisiana Public Facilities Authority
0.00%, 07/01/2039
(e)
278 —
Parish of St James LA
6.35%, 10/01/2040
(a)
3,000 3,227
$ 6,695
Maine - 1.79%
Finance Authority of Maine
5.25%, 01/01/2025
(a)
1,000 1,005
8.00%, 12/01/2051
(a)
2,000 1,306
$ 2,311
Maryland - 0.78%
City of Westminster MD
6.25%, 07/01/2044 600 603
Maryland Stadium Authority (credit support from
State Intercept Program )
0.00%, 05/01/2051
(b),(e)
1,500 408
$ 1,011
Massachusetts - 1.98%
Massachusetts Development Finance Agency
5.00%, 07/15/2040 1,300 1,505
5.25%, 07/01/2048 1,000 1,047
$ 2,552
Michigan - 2.09%
City of Detroit MI
5.00%, 04/01/2046 1,000 962
Michigan Strategic Fund
5.00%, 11/15/2042 1,000 882
5.00%, 11/15/2049 1,000 859
$ 2,703
Mississippi - 0.08%
County of Jackson MS
3.90%, 12/15/2024
(d)
100 100
Missouri - 0.75%
Health & Educational Facilities Authority of the
State of Missouri
5.00%, 02/01/2034 1,000 973
Montana - 2.10%
City of Kalispell MT
5.25%, 05/15/2037 1,400 1,248
County of Gallatin MT
4.00%, 10/15/2051
(a)
2,000 1,468
$ 2,716
Multi-State and Other - 0.77%
JPMorgan Chase Putters/Drivers Trust
4.70%, 03/20/2024
(a),(d)
500 500
4.70%, 03/20/2024
(a),(d)
500 500
$ 1,000
Nevada - 2.00%
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2043
(c)
1,800 1,872
State of Nevada Department of Business & Industry
5.13%, 12/15/2037
(a)
922 709
$ 2,581
New Hampshire - 2.22%
New Hampshire Business Finance Authority
2.95%, 04/01/2029
(a),(d)
1,000 892
4.38%, 09/20/2036 989 953
New Hampshire Health and Education Facilities
Authority Act
5.00%, 08/01/2059 1,000 1,025
$ 2,870
MUNICIPAL BONDS (continued)
Principal Amount
(000’s) Value (000’s)
New Jersey - 4.16%
Casino Reinvestment Development Authority Inc
5.25%, 11/01/2039 $ 250 $ 252
New Jersey Economic Development Authority
5.00%, 06/15/2047 500 513
5.25%, 06/15/2040 55 57
5.25%, 06/15/2040 945 985
5.75%, 09/15/2027 500 501
New Jersey Transportation Trust Fund Authority
5.25%, 06/15/2032 2,000 2,056
South Jersey Port Corp
5.00%, 01/01/2042 1,000 1,010
$ 5,374
New York - 6.33%
New York State Thruway Authority
5.25%, 01/01/2056 1,000 1,029
New York Transportation Development Corp
3.00%, 08/01/2031 1,000 867
4.00%, 10/31/2041 1,000 893
4.00%, 12/01/2041 1,250 1,186
5.00%, 01/01/2034 1,000 1,028
5.38%, 08/01/2036 1,000 1,008
Western Regional Off-Track Betting Corp
3.00%, 12/01/2026
(a)
1,140 1,049
4.13%, 12/01/2041
(a)
1,500 1,119
$ 8,179
Ohio - 4.48%
Buckeye Tobacco Settlement Financing Authority
5.00%, 06/01/2055 3,000 2,775
Cleveland-Cuyahoga County Port Authority
4.00%, 12/01/2055
(a)
1,000 836
4.50%, 12/01/2055
(a)
1,300 1,125
Ohio Air Quality Development Authority
4.50%, 01/15/2048
(a)
1,000 923
Ohio State Air Quality Development Authority
Escrow
0.00%, 12/01/2023
(e),(f)
1,000 130
$ 5,789
Oklahoma - 0.76%
Tulsa County Industrial Authority
5.25%, 11/15/2045 1,000 978
Oregon - 0.00%
Oregon State Business Development Commission
0.00%, 04/01/2031
(a),(e)
1,000 5
Pennsylvania - 2.95%
Allentown Neighborhood Improvement Zone
Development Authority
5.00%, 05/01/2042 1,000 988
Lancaster County Hospital Authority/PA
5.00%, 07/01/2045 1,000 896
Pennsylvania Economic Development Financing
Authority
4.00%, 05/15/2048 1,000 930
5.50%, 11/01/2044 1,000 1,003
$ 3,817
Puerto Rico - 2.61%
Commonwealth of Puerto Rico
0.00%, 07/01/2024
(e)
34 33
0.00%, 07/01/2033
(e)
133 78
0.00%, 11/01/2043
(d),(e)
488 238
4.00%, 07/01/2033 2,500 2,295
4.00%, 07/01/2037 80 69
4.00%, 07/01/2041 108 91
4.00%, 07/01/2046 113 91
5.38%, 07/01/2025 115 118
5.63%, 07/01/2027 114 119
5.63%, 07/01/2029 112 119

Schedule of Investments
Opportunistic Municipal Fund
May 31, 2023 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal Amount
(000’s) Value (000’s)
Puerto Rico (continued)
Commonwealth of Puerto Rico   (continued)
5.75%, 07/01/2031 $ 109 $ 117
$ 3,368
South Carolina - 2.10%
South Carolina Jobs-Economic Development
Authority
5.25%, 11/15/2052 500 444
6.25%, 06/01/2040
(a)
1,000 782
6.50%, 06/01/2051
(a)
2,000 1,490
$ 2,716
South Dakota - 0.38%
Oglala Sioux Tribe
5.75%, 10/01/2025
(a)
500 485
Tennessee - 2.81%
Chattanooga Health Educational & Housing Facility
Board
5.00%, 10/01/2028 1,050 1,074
5.00%, 10/01/2035 500 508
Metropolitan Government Nashville & Davidson
County Industrial Development Board
4.00%, 06/01/2051
(a)
1,600 1,290
Nashville Metropolitan Development & Housing
Agency
5.13%, 06/01/2036
(a)
750 758
$ 3,630
Texas - 5.66%
City of Houston TX Airport System Revenue
4.00%, 07/15/2041 1,500 1,305
North Texas Tollway Authority
5.00%, 01/01/2045 615 625
5.00%, 01/01/2048 500 515
Port Beaumont Navigation District
3.63%, 01/01/2035
(a)
2,000 1,580
4.00%, 01/01/2050
(a)
3,000 2,112
Texas Municipal Gas Acquisition and Supply Corp I
6.25%, 12/15/2026 835 868
Texas Private Activity Bond Surface Transportation
Corp
7.00%, 12/31/2038 300 302
$ 7,307
Utah - 0.99%
Utah Infrastructure Agency
5.25%, 10/15/2033 1,250 1,277
Virgin Islands - 0.76%
Matching Fund Special Purpose Securitization Corp
5.00%, 10/01/2039 1,000 984
Virginia - 0.57%
Virginia Small Business Financing Authority
4.00%, 01/01/2039 800 739
Washington - 0.07%
Washington State Housing Finance Commission
3.50%, 12/20/2035 97 89
Wisconsin - 3.21%
Public Finance Authority
4.00%, 03/31/2056 1,165 904
5.00%, 01/01/2024 500 502
5.00%, 12/01/2025 1,200 1,216
5.00%, 09/01/2039
(a)
1,000 919
MUNICIPAL BONDS (continued)
Principal Amount
(000’s) Value (000’s)
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority
5.50%, 07/01/2023 $ 10 $ 10
6.50%, 07/01/2033 300 238
7.00%, 07/01/2043 500 357
$ 4,146
TOTAL MUNICIPAL BONDS $ 132,935
Total Investments $ 133,120
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (5.52)%
Notes with interest rates of 3.44% - 3.51% at May
31, 2023 and contractual maturity of collateral from
2024-2029.
(g)
$ (7,132) (7,132)
Total Net Investments $ 125,988
Other Assets and Liabilities -  2.50% 3,224
TOTAL NET ASSETS - 100.00% $ 129,212
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $48,283 or 37.37% of net assets.
(b) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(c) Security or portion of underlying security related to Inverse Floaters entered into by the fund.
(d) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(e) Non-income producing security
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(g) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
May 31, 2023.
Portfolio Summary
Sector Percent
Revenue Bonds 87.52%
General Obligation Unlimited 5.56%
Tax Allocation 2.64%
Prerefunded 1.98%
Insured 1.95%
Special Assessment 1.00%
General Obligation Limited 0.92%
Certificate Participation 0.74%
Special Tax 0.38%
Notes 0.19%
Investment Companies 0.14%
Liability For Floating Rate Notes Issued (5.52)%
Other Assets and Liabilities
2.50%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Origin Emerging Markets Fund
May 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .44 % Shares Held Value (000's)
Money Market Funds - 2 .44%
BlackRock Liquidity FedFund - Institutional Class
5.01%
(a),(b)
7 $ —
Principal Government Money Market Fund - Class
R-6 4.97%
(a),(c)
64,250,280 64,250
$ 64,250
TOTAL INVESTMENT COMPANIES $ 64,250
COMMON STOCKS - 98 .64 % Shares Held Value (000's)
Aerospace & Defense - 1 .25%
Bharat Electronics Ltd 24,207,400 $ 32,783
Agriculture - 0 .89%
ITC Ltd 4,369,000 23,500
Airlines - 0 .22%
Juneyao Airlines Co Ltd
(d)
2,648,000 5,838
Automobile Manufacturers - 2 .23%
Hyundai Motor Co 133,000 20,013
Kia Corp 501,000 32,368
Yadea Group Holdings Ltd
(e)
3,125,109 6,228
$ 58,609
Automobile Parts & Equipment - 0 .79%
Hyundai Mobis Co Ltd 41,000 6,883
LG Energy Solution Ltd
(d)
31,000 13,969
$ 20,852
Banks - 23 .81%
Absa Group Ltd 1,750,300 13,695
Agricultural Bank of China Ltd 38,328,000 14,444
Axis Bank Ltd 1,891,000 20,869
Banco de Chile 18,845,762 1,905
Banco do Brasil SA 8,312,000 73,416
Bangkok Bank PCL 3,929,000 18,359
Bank Mandiri Persero Tbk PT 52,800,000 17,817
Bank of China Ltd 129,567,400 50,720
Bank of Jiangsu Co Ltd
(d)
10,088,000 10,519
Bank Rakyat Indonesia Persero Tbk PT 77,924,000 28,955
Canara Bank 2,042,000 7,626
China Construction Bank Corp 62,469,000 39,960
China Merchants Bank Co Ltd 1,550,000 7,208
CIMB Group Holdings Bhd 7,538,976 7,870
FirstRand Ltd 3,724,500 11,422
Grupo Financiero Banorte SAB de CV 4,856,537 39,025
Hana Financial Group Inc 1,209,800 37,740
HDFC Bank Ltd 607,000 11,787
ICICI Bank Ltd 6,161,000 70,455
Industrial & Commercial Bank of China Ltd 32,439,800 17,324
Krung Thai Bank PCL 15,809,000 8,671
Nedbank Group Ltd 1,004,100 10,603
PT Bank Central Asia Tbk 23,097,000 13,937
Sberbank of Russia PJSC ADR
(d)
3,419,500 —
SCB X PCL 4,976,000 14,788
Shinhan Financial Group Co Ltd 367,500 9,683
Standard Bank Group Ltd 1,080,000 8,305
State Bank of India 7,353,000 51,421
Woori Financial Group Inc 897,500 8,092
$ 626,616
Beverages - 1 .53%
Ambev SA 6,907,900 19,580
Jiangsu King's Luck Brewery JSC Ltd 1,325,985 10,383
Luzhou Laojiao Co Ltd 355,000 10,201
$ 40,164
Chemicals - 2 .01%
Anhui Guangxin Agrochemical Co Ltd 3,197,746 12,402
Coromandel International Ltd 1,465,600 16,992
Shandong Hualu Hengsheng Chemical Co Ltd 5,737,966 23,518
$ 52,912
COMMON STOCKS (continued) Shares Held Value (000’s)
Coal - 1 .84%
China Shenhua Energy Co Ltd 6,863,900 $ 21,699
Shaanxi Coal Industry Co Ltd 5,393,168 12,702
Shanxi Lu'an Environmental Energy Development
Co Ltd
5,321,940 13,986
$ 48,387
Commercial Services - 0 .28%
Cielo SA 8,045,000 7,421
Computers - 1 .15%
Asia Vital Components Co Ltd 3,222,000 20,630
Wiwynn Corp 257,000 9,662
$ 30,292
Diversified Financial Services - 4 .65%
Banco BTG Pactual SA 4,149,000 21,451
Chailease Holding Co Ltd 4,368,111 28,744
Fubon Financial Holding Co Ltd 11,548,227 22,806
Housing Development Finance Corp Ltd 1,126,000 35,881
KB Financial Group Inc 374,700 13,512
$ 122,394
Electric - 0 .39%
Shenzhen Envicool Technology Co Ltd 2,675,400 10,370
Electrical Components & Equipment - 2 .58%
Delta Electronics Inc 3,502,000 35,962
Ecopro BM Co Ltd 97,344 18,185
L&F Co Ltd 68,000 13,770
$ 67,917
Electronics - 2 .09%
Gold Circuit Electronics Ltd 3,699,000 14,631
Lotes Co Ltd 1,427,885 40,319
$ 54,950
Engineering & Construction - 1 .66%
Grupo Aeroportuario del Pacifico SAB de CV 390,000 6,871
Grupo Aeroportuario del Sureste SAB de CV 248,000 6,958
Samsung Engineering Co Ltd
(d)
450,000 9,589
Sichuan Road and Bridge Group Co Ltd 9,528,946 20,353
$ 43,771
Entertainment - 1 .38%
JYP Entertainment Corp 288,000 26,435
SM Entertainment Co Ltd 120,000 9,895
$ 36,330
Food - 2 .97%
Bid Corp Ltd 503,000 10,720
BIM Birlesik Magazalar AS 1,808,000 12,304
Dino Polska SA
(d),(e)
511,817 50,338
Yankershop Food Co Ltd 413,472 4,738
$ 78,100
Gas - 1 .15%
ENN Energy Holdings Ltd 1,243,700 14,484
ENN Natural Gas Co Ltd 5,792,300 15,751
$ 30,235
Healthcare - Products - 0 .26%
APT Medical Inc 129,000 6,708
Healthcare - Services - 0 .22%
Hygeia Healthcare Holdings Co Ltd
(e)
964,000 5,656
Home Furnishings - 0 .82%
LG Electronics Inc 181,000 16,726
Ningbo Deye Technology Co Ltd 253,029 4,816
$ 21,542
Insurance - 3 .00%
BB Seguridade Participacoes SA 3,892,000 23,851
China Pacific Insurance Group Co Ltd 4,767,000 12,066
People's Insurance Co Group of China Ltd/The 22,597,000 8,544
PICC Property & Casualty Co Ltd 11,992,000 14,306
Ping An Insurance Group Co of China Ltd 3,161,000 20,060
$ 78,827

Schedule of Investments
Origin Emerging Markets Fund
May 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Internet - 11 .12%
Alibaba Group Holding Ltd ADR
(d)
595,400 $ 47,364
Alibaba Group Holding Ltd
(d)
1,867,000 18,581
Baidu Inc
(d)
684,000 10,502
Beijing United Information Technology Co Ltd 758,960 4,889
Meituan
(d),(e)
1,414,228 19,858
PDD Holdings Inc ADR
(d)
352,076 22,998
Tencent Holdings Ltd 3,196,282 126,491
Tencent Music Entertainment Group ADR
(d)
2,930,000 20,334
Vipshop Holdings Ltd ADR
(d)
1,503,000 21,523
$ 292,540
Iron & Steel - 0 .65%
Vale SA 1,347,900 17,169
Leisure Products & Services - 0 .44%
AIMA Technology Group Co Ltd 2,181,000 11,610
Lodging - 0 .88%
Galaxy Entertainment Group Ltd
(d)
1,815,000 11,261
Sands China Ltd
(d)
3,657,000 11,859
$ 23,120
Machinery - Construction & Mining - 0 .67%
GoodWe Technologies Co Ltd 361,000 11,826
Zhejiang Dingli Machinery Co Ltd 874,905 5,795
$ 17,621
Machinery - Diversified - 0 .49%
WEG SA 1,726,000 12,938
Mining - 1 .86%
Anji Microelectronics Technology Shanghai Co Ltd 314,000 10,885
Grupo Mexico SAB de CV 4,039,000 18,016
Henan Shenhuo Coal & Power Co Ltd 7,641,000 13,748
MMC Norilsk Nickel PJSC 67,134 —
Zijin Mining Group Co Ltd 4,710,000 6,406
$ 49,055
Miscellaneous Manufacturers - 0 .40%
Airtac International Group 328,000 10,573
Oil & Gas - 1 .91%
China Petroleum & Chemical Corp 13,272,000 8,358
Gazprom PJSC 4,086,000 —
LUKOIL PJSC 338,000 —
Novatek PJSC 1,026,000 —
PetroChina Co Ltd 40,091,200 25,914
PRIO SA/Brazil
(d)
2,374,000 15,980
$ 50,252
Pharmaceuticals - 1 .98%
China Resources Sanjiu Medical & Pharmaceutical
Co Ltd
983,972 9,041
Hubei Jumpcan Pharmaceutical Co Ltd 2,642,000 11,765
Lotus Pharmaceutical Co Ltd
(d)
2,272,000 24,119
Shijiazhuang Yiling Pharmaceutical Co Ltd 1,808,000 7,294
$ 52,219
Real Estate - 0 .22%
China Resources Land Ltd 1,558,000 5,832
Retail - 0 .53%
Wal-Mart de Mexico SAB de CV 3,659,000 13,919
Semiconductors - 15 .23%
Global Unichip Corp 983,000 47,602
Novatek Microelectronics Corp 1,419,000 19,591
Samsung Electronics Co Ltd 1,738,949 93,295
Taiwan Semiconductor Manufacturing Co Ltd 11,140,756 201,624
Taiwan Semiconductor Manufacturing Co Ltd ADR 232,717 22,944
Zhejiang Jingsheng Mechanical & Electrical Co Ltd 1,632,765 15,821
$ 400,877
Software - 4 .30%
HCL Technologies Ltd 3,582,200 49,489
Hundsun Technologies Inc 2,899,919 17,299
Kingnet Network Co Ltd
(d)
4,607,000 12,017
NetEase Inc 1,638,000 27,861
TOTVS SA 1,149,000 6,545
$ 113,211
COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications - 0 .58%
Accton Technology Corp 1,319,000 $ 15,123
Transportation - 0 .21%
Jiayou International Logistics Co Ltd 1,818,000 5,436
TOTAL COMMON STOCKS $ 2,595,669
Total Investments $ 2,659,919
Other Assets and Liabilities -  (1.08)% (28,350)
TOTAL NET ASSETS - 100.00% $ 2,631,569
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $0 or 0.00%
of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $82,080 or 3.12% of net assets.
Portfolio Summary
Location Percent
China 32 .90%
Taiwan 19 .54%
Korea, Republic Of 12 .54%
India 12 .19%
Brazil 7 .54%
Mexico 3 .23%
United States 2 .44%
Indonesia 2 .31%
South Africa 2 .08%
Poland 1 .91%
Thailand 1 .59%
Ireland 0 .87%
Hong Kong 0 .65%
Turkey 0 .47%
Macao 0 .45%
Malaysia 0 .30%
Chile 0 .07%
Russian Federation 0 .00%
Other Assets and Liabilities
( 1 .08 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Origin Emerging Markets Fund
May 31, 2023 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2022 Purchases Sales May 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.97% $ — $ 826,233 $ 761,983 $ 64,250
Principal Government Money Market Fund - Institutional Class 4.92% 77,330 488,140 565,470 —
$ 77,330 $ 1,314,373 $ 1,327,453 $ 64,250
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.97% $ 1,399 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.92% 388 — — —
$ 1,787 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Small-MidCap Dividend Income Fund
May 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .13 % Shares Held Value (000's)
Money Market Funds - 3 .13%
BlackRock Liquidity FedFund - Institutional Class
5.01%
(a),(b)
4,012,525 $ 4,013
Principal Government Money Market Fund - Class
R-6 4.97%
(a),(b),(c)
33,155,157 33,155
$ 37,168
TOTAL INVESTMENT COMPANIES $ 37,168
COMMON STOCKS - 97 .84 % Shares Held Value (000's)
Advertising - 2 .29%
Interpublic Group of Cos Inc/The 731,729 $ 27,213
Automobile Parts & Equipment - 1 .39%
Linamar Corp 371,274 16,437
Banks - 8 .18%
Bank OZK
(d)
718,580 24,849
Cathay General Bancorp 488,660 14,288
Cullen/Frost Bankers Inc 223,513 22,396
East West Bancorp Inc 481,529 23,041
ServisFirst Bancshares Inc 309,042 12,454
$ 97,028
Chemicals - 3 .30%
HB Fuller Co 168,624 10,613
Huntsman Corp 570,652 13,553
RPM International Inc 188,154 15,013
$ 39,179
Commercial Services - 0 .92%
John Wiley & Sons Inc 101,745 3,663
Morningstar Inc 35,261 7,218
$ 10,881
Computers - 3 .98%
Amdocs Ltd 327,849 30,874
Crane NXT Co 105,462 5,550
Leidos Holdings Inc 138,918 10,844
$ 47,268
Consumer Products - 2 .24%
Avery Dennison Corp 117,569 18,944
WD-40 Co 39,938 7,574
$ 26,518
Diversified Financial Services - 4 .83%
Federal Agricultural Mortgage Corp 145,621 19,486
Hamilton Lane Inc 283,025 19,220
Raymond James Financial Inc 206,368 18,645
$ 57,351
Electric - 3 .10%
Alliant Energy Corp 351,122 18,069
IDACORP Inc 179,362 18,666
$ 36,735
Electrical Components & Equipment - 2 .33%
Energizer Holdings Inc 240,112 7,828
Littelfuse Inc 77,464 19,834
$ 27,662
Electronics - 4 .02%
Hubbell Inc 74,498 21,043
Mesa Laboratories Inc 49,355 6,391
nVent Electric PLC 467,920 20,298
$ 47,732
Engineering & Construction - 0 .80%
Comfort Systems USA Inc 64,538 9,550
Food - 2 .12%
Ingredion Inc 240,043 25,109
Gas - 1 .62%
NiSource Inc 715,854 19,249
Hand & Machine Tools - 5 .58%
Lincoln Electric Holdings Inc 153,821 26,097
MSA Safety Inc 138,505 19,053
Snap-on Inc 84,414 21,007
$ 66,157
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products - 5 .30%
CONMED Corp 200,445 $ 24,314
DENTSPLY SIRONA Inc 442,232 15,974
STERIS PLC 112,809 22,558
$ 62,846
Healthcare - Services - 1 .66%
Select Medical Holdings Corp 720,747 19,727
Home Builders - 4 .08%
LCI Industries 204,185 22,060
MDC Holdings Inc 654,569 26,366
$ 48,426
Insurance - 4 .41%
Assured Guaranty Ltd 410,164 21,226
F&G Annuities & Life Inc 42,825 886
Fidelity National Financial Inc 662,369 22,613
Kinsale Capital Group Inc 25,144 7,618
$ 52,343
Leisure Products & Services - 3 .92%
Acushnet Holdings Corp 439,518 19,673
Brunswick Corp/DE 355,449 26,836
$ 46,509
Machinery - Diversified - 4 .10%
Albany International Corp 186,974 15,878
Crane Co 105,462 7,663
Nordson Corp 115,275 25,122
$ 48,663
Media - 0 .58%
Cable One Inc 11,197 6,851
Metal Fabrication & Hardware - 1 .76%
Timken Co/The 291,745 20,874
Miscellaneous Manufacturers - 0 .97%
Donaldson Co Inc 197,462 11,557
Oil & Gas - 2 .90%
Coterra Energy Inc 172,637 4,014
Diamondback Energy Inc 140,347 17,845
HF Sinclair Corp 301,665 12,501
$ 34,360
Packaging & Containers - 1 .43%
Packaging Corp of America 136,416 16,920
Pharmaceuticals - 1 .11%
Organon & Co 678,313 13,153
Pipelines - 1 .32%
Targa Resources Corp 230,238 15,668
REITs - 10 .69%
Agree Realty Corp 327,310 21,108
Camden Property Trust 112,460 11,749
Cousins Properties Inc 640,962 12,768
EastGroup Properties Inc 110,490 18,188
Essential Properties Realty Trust Inc 691,623 16,551
Four Corners Property Trust Inc 573,325 14,734
Granite Real Estate Investment Trust 298,260 17,502
Terreno Realty Corp 231,714 14,211
$ 126,811
Retail - 2 .52%
Papa John's International Inc 122,845 8,613
Williams-Sonoma Inc 187,934 21,332
$ 29,945
Semiconductors - 3 .63%
MKS Instruments Inc 294,541 28,662
Monolithic Power Systems Inc 29,418 14,412
$ 43,074
Shipbuilding - 0 .76%
Huntington Ingalls Industries Inc 44,798 9,021
TOTAL COMMON STOCKS $ 1,160,817
Total Investments $ 1,197,985
Other Assets and Liabilities -  (0.97)% (11,486)
TOTAL NET ASSETS - 100.00% $ 1,186,499

Schedule of Investments
Small-MidCap Dividend Income Fund
May 31, 2023 (unaudited)
See accompanying notes.

(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $12,463 or
1.05% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $11,727 or 0.99% of net assets.
Portfolio Summary
Sector Percent
Financial 28 .11%
Industrial 21 .75%
Consumer, Non-cyclical 13 .35%
Consumer, Cyclical 11 .91%
Technology 7 .61%
Utilities 4 .72%
Energy 4 .22%
Basic Materials 3 .30%
Money Market Funds 3 .13%
Communications 2 .87%
Other Assets and Liabilities
( 0 .97 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2022 Purchases Sales May 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.97% $ — $ 419,256 $ 386,101 $ 33,155
Principal Government Money Market Fund - Institutional Class 4.92% 13,815 47,176 60,991 —
$ 13,815 $ 466,432 $ 447,092 $ 33,155
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.97% $ 501 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.92% 123 — — —
$ 624 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Small-MidCap Growth Fund
May 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 5 .76 % Shares Held Value (000's)
Money Market Funds - 5 .76%
BlackRock Liquidity FedFund - Institutional Class
5.01%
(a),(b)
78,232 $ 78
Principal Government Money Market Fund - Class
R-6 4.97%
(a),(c)
395,855 396
$ 474
TOTAL INVESTMENT COMPANIES $ 474
COMMON STOCKS - 95 .24 % Shares Held Value (000's)
Aerospace & Defense - 1 .95%
Howmet Aerospace Inc 3,756 $ 161
Apparel - 3 .05%
Deckers Outdoor Corp
(d)
199 94
On Holding AG
(d)
5,704 157
$ 251
Beverages - 2 .38%
Celsius Holdings Inc
(d)
1,564 196
Biotechnology - 0 .84%
Prothena Corp PLC
(d)
1,035 69
Building Materials - 3 .70%
AZEK Co Inc/The
(d)
3,438 80
Fortune Brands Innovations Inc 1,277 77
Martin Marietta Materials Inc 204 81
Summit Materials Inc
(d)
2,112 67
$ 305
Commercial Services - 10 .37%
Flywire Corp
(d)
4,989 150
Grand Canyon Education Inc
(d)
1,409 148
GXO Logistics Inc
(d)
2,196 123
MarketAxess Holdings Inc 256 70
Quanta Services Inc 1,584 281
WEX Inc
(d)
498 82
$ 854
Cosmetics & Personal Care - 1 .31%
Coty Inc
(d)
5,503 60
elf Beauty Inc
(d)
464 48
$ 108
Diversified Financial Services - 0 .84%
PennyMac Financial Services Inc 1,126 69
Electrical Components & Equipment - 2 .35%
Belden Inc 1,549 136
Universal Display Corp 397 58
$ 194
Electronics - 1 .37%
nVent Electric PLC 2,614 113
Energy - Alternate Sources - 0 .96%
First Solar Inc
(d)
387 79
Engineering & Construction - 2 .14%
Arcosa Inc 782 51
EMCOR Group Inc 758 125
$ 176
Entertainment - 2 .40%
Churchill Downs Inc 856 116
DraftKings Inc
(d)
3,515 82
$ 198
Food - 2 .18%
Ingredion Inc 519 54
Lamb Weston Holdings Inc 1,134 126
$ 180
Hand & Machine Tools - 1 .80%
Lincoln Electric Holdings Inc 873 148
Healthcare - Products - 11 .38%
Bruker Corp 1,210 83
Exact Sciences Corp
(d)
3,589 293
Inspire Medical Systems Inc
(d)
875 256
Insulet Corp
(d)
295 81
Natera Inc
(d)
3,008 142
SI-BONE Inc
(d)
3,263 82
$ 937
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services - 1 .99%
agilon health Inc
(d)
3,922 $ 78
Charles River Laboratories International Inc
(d)
442 86
$ 164
Home Builders - 1 .47%
Meritage Homes Corp 1,050 121
Insurance - 1 .93%
Kinsale Capital Group Inc 523 159
Internet - 1 .91%
Sprinklr Inc
(d)
3,832 51
Zillow Group Inc - A Shares
(d)
2,377 106
$ 157
Iron & Steel - 0 .50%
Carpenter Technology Corp 892 41
Leisure Products & Services - 0 .93%
Xponential Fitness Inc
(d)
2,919 77
Machinery - Construction & Mining - 1 .77%
Vertiv Holdings Co 7,566 146
Machinery - Diversified - 1 .80%
Applied Industrial Technologies Inc 652 80
Symbotic Inc
(d),(e)
2,053 68
$ 148
Miscellaneous Manufacturers - 0 .97%
A O Smith Corp 1,257 80
Oil & Gas - 2 .88%
Chesapeake Energy Corp 992 75
Matador Resources Co 3,697 162
$ 237
Pharmaceuticals - 1 .52%
BellRing Brands Inc
(d)
3,419 125
Retail - 3 .51%
Academy Sports & Outdoors Inc 721 35
Freshpet Inc
(d)
742 44
Shake Shack Inc
(d)
1,441 96
Wingstop Inc 573 114
$ 289
Semiconductors - 8 .56%
Allegro MicroSystems Inc
(d)
2,213 87
Axcelis Technologies Inc
(d)
462 73
Entegris Inc 1,325 139
Impinj Inc
(d)
620 63
Lattice Semiconductor Corp
(d)
530 43
Monolithic Power Systems Inc 230 113
Onto Innovation Inc
(d)
462 50
Rambus Inc
(d)
2,143 137
$ 705
Software - 15 .34%
AppLovin Corp
(d)
3,589 90
Bentley Systems Inc 2,706 132
Confluent Inc
(d)
3,361 107
DoubleVerify Holdings Inc
(d)
6,545 228
Evolent Health Inc
(d)
3,175 93
HubSpot Inc
(d)
440 228
Manhattan Associates Inc
(d)
1,059 192
Procore Technologies Inc
(d)
799 48
Samsara Inc
(d)
2,780 54
Twilio Inc
(d)
1,327 92
$ 1,264
Telecommunications - 1 .14%
Harmonic Inc
(d)
5,328 94
TOTAL COMMON STOCKS $ 7,845
Total Investments $ 8,319
Other Assets and Liabilities -  (1.00)% (82)
TOTAL NET ASSETS - 100.00% $ 8,237

Schedule of Investments
Small-MidCap Growth Fund
May 31, 2023 (unaudited)
See accompanying notes.

(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $78 or
0.95% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $67 or 0.81% of net assets.
Portfolio Summary
Sector Percent
Consumer, Non-cyclical 31 .97%
Technology 23 .90%
Industrial 17 .85%
Consumer, Cyclical 11 .36%
Money Market Funds 5 .76%
Energy 3 .84%
Communications 3 .05%
Financial 2 .77%
Basic Materials 0 .50%
Other Assets and Liabilities
( 1 .00 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2022 Purchases Sales May 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.97% $ — $ 3,035 $ 2,639 $ 396
Principal Government Money Market Fund - Institutional Class 4.92% 145 1,733 1,878 —
$ 145 $ 4,768 $ 4,517 $ 396
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.97% $ 7 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.92% 3 — — —
$ 10 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
May 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .62 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .54%
Invesco Preferred ETF
(a)
2,229,856 $ 25,131
iShares Preferred & Income Securities ETF
(a)
179,612 5,471
$ 30,602
Money Market Funds - 2 .08%
BlackRock Liquidity FedFund - Institutional Class
5.01%
(b),(c)
31,455,903 31,456
Principal Government Money Market Fund - Class
R-6 4.97%
(b),(c),(d)
86,284,410 86,284
$ 117,740
TOTAL INVESTMENT COMPANIES $ 148,342
CONVERTIBLE PREFERRED STOCKS
- 0 .60 % Shares Held Value (000's)
Banks - 0 .60%
Wells Fargo & Co 7.50%
(e)
30,123 $ 33,934
TOTAL CONVERTIBLE PREFERRED STOCKS $ 33,934
PREFERRED STOCKS - 8 .01 % Shares Held Value (000's)
Banks - 3 .08%
Associated Banc-Corp 5.63%, 09/15/2025
(a),(e)
201,260 $ 3,043
Associated Banc-Corp 5.88%, 12/15/2023
(e)
318 5
Bank of America Corp 4.38%, 11/03/2025
(a),(e)
317,959 5,974
Citigroup Inc 6.88%, 11/15/2023
(e)
374,723 9,413
CME Term Secured Overnight Financing
Rate 3 Month + 4.39%
Citizens Financial Group Inc 5.00%, 01/06/2025
(e)
14,364 264
Citizens Financial Group Inc 6.35%, 04/06/2024
(e)
63,501 1,378
3 Month USD LIBOR + 3.64%
Cullen/Frost Bankers Inc 4.45%, 12/15/2025
(e)
382,212 6,971
First Horizon Corp 6.50%, 10/10/2025
(a),(e)
4,128 87
Fulton Financial Corp 5.13%, 01/15/2026
(e)
544,117 8,690
Goldman Sachs Group Inc/The 6.38%, 05/10/2024
(e)
7,685 188
CME Term Secured Overnight Financing
Rate 3 Month + 3.81%
Goldman Sachs Group Inc/The 8.98%, 07/03/2023
(e)
476,223 12,001
3 Month USD LIBOR + 3.64%
Huntington Bancshares Inc/OH 5.70%, 09/01/2023
(e)
14,952 327
Huntington Bancshares Inc/OH 6.88%, 04/15/2028
(a),(e)
29,006 717
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.70%
JPMorgan Chase & Co 4.75%, 12/01/2024
(e)
277,529 6,053
JPMorgan Chase & Co 5.75%, 12/01/2023
(e)
82,068 2,027
KeyCorp 5.65%, 12/15/2023
(a),(e)
25,892 492
KeyCorp 6.13%, 12/15/2026
(e)
874,423 17,681
CME Term Secured Overnight Financing
Rate 3 Month + 4.15%
KeyCorp 6.20%, 12/15/2027
(e)
247,324 4,862
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.13%
M&T Bank Corp 5.63%, 12/15/2026
(e)
27,070 628
3 Month USD LIBOR + 4.02%
Morgan Stanley 4.88%, 01/15/2025
(e)
1,000 22
Morgan Stanley 5.85%, 04/15/2027
(e)
649,481 15,516
3 Month USD LIBOR + 3.49%
Morgan Stanley 6.50%, 10/15/2027
(e)
516,396 13,488
Northern Trust Corp 4.70%, 01/01/2025
(e)
225,723 4,663
Regions Financial Corp 4.45%, 06/15/2026
(a),(e)
305,618 5,018
Regions Financial Corp 5.70%, 05/15/2029
(e)
336,951 6,672
3 Month USD LIBOR + 3.15%
Regions Financial Corp 6.38%, 09/15/2024
(a),(e)
24,946 546
3 Month USD LIBOR + 3.54%
State Street Corp 5.90%, 03/15/2024
(a),(e)
227,530 5,624
CME Term Secured Overnight Financing
Rate 3 Month + 3.37%
Synovus Financial Corp 5.88%, 07/01/2024
(e)
335,421 6,786
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.13%
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Truist Financial Corp 4.75%, 09/01/2025
(a),(e)
475,202 $ 9,547
US Bancorp 3.75%, 01/15/2026
(e)
3,217 53
US Bancorp 4.00%, 04/15/2026
(a),(e)
35,656 622
Valley National Bancorp 6.25%, 06/30/2025
(a),(e)
168,048 2,867
3 Month USD LIBOR + 3.85%
Webster Financial Corp 5.25%, 07/03/2023
(a),(e)
194,856 3,525
Webster Financial Corp 6.50%, 07/03/2023
(e)
37,427 784
Wells Fargo & Co 4.38%, 03/15/2026
(e)
50,940 879
Wells Fargo & Co 4.70%, 12/15/2025
(a),(e)
47,857 882
Wells Fargo & Co 4.75%, 03/15/2025
(e)
334,126 6,328
Wells Fargo & Co 5.63%, 09/15/2023
(e)
161,180 3,656
Wells Fargo & Co 5.85%, 09/15/2023
(e)
52,642 1,304
3 Month USD LIBOR + 3.09%
Wells Fargo & Co 6.63%, 03/15/2024
(e)
194,121 4,839
3 Month USD LIBOR + 3.69%
$ 174,422
Diversified Financial Services - 0 .40%
Affiliated Managers Group Inc 4.20%, 09/30/2061 160,000 2,643
Affiliated Managers Group Inc 4.75%, 09/30/2060 7,600 139
Affiliated Managers Group Inc 5.88%, 03/30/2059 147,110 3,295
Capital One Financial Corp 4.80%, 06/01/2025
(e)
167,734 3,142
Capital One Financial Corp 5.00%, 12/01/2024
(a),(e)
345,769 6,815
Stifel Financial Corp 4.50%, 08/15/2026
(e)
310,647 4,852
Voya Financial Inc 5.35%, 09/15/2029
(e)
72,909 1,696
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
$ 22,582
Electric - 0 .98%
Algonquin Power & Utilities Corp 6.20%,
07/01/2079
363,198 8,746
3 Month USD LIBOR + 4.01%
CMS Energy Corp 4.20%, 07/15/2026
(e)
17,000 340
CMS Energy Corp 5.88%, 03/01/2079 118,402 2,882
DTE Energy Co 4.38%, 12/01/2081
(a)
256,039 5,423
DTE Energy Co 5.25%, 12/01/2077 311,382 7,317
Duke Energy Corp 5.75%, 06/15/2024
(e)
44,298 1,125
Entergy Arkansas LLC 4.88%, 09/01/2066 24,641 560
Entergy Louisiana LLC 4.88%, 09/01/2066 90,267 2,108
Entergy Texas Inc 5.38%, 10/15/2024
(a),(e)
29,934 716
Georgia Power Co 5.00%, 10/01/2077 199,784 4,905
NextEra Energy Capital Holdings Inc 5.65%,
03/01/2079
80,326 2,003
Southern Co/The 4.95%, 01/30/2080
(a)
247,147 5,731
Southern Co/The 5.25%, 12/01/2077
(a)
552,515 13,642
$ 55,498
Food - 0 .38%
Dairy Farmers of America Inc 7.88%, 12/01/2025
(e),(f)
236,300 21,740
Insurance - 0 .99%
Allstate Corp/The 0.00%, 07/15/2028
(e),(g)
334,050 8,829
Allstate Corp/The 4.75%, 01/15/2025
(a),(e)
136,077 2,954
Allstate Corp/The 5.10%, 10/15/2024
(e)
4,599 98
Allstate Corp/The 8.66%, 01/15/2053 505,818 12,919
3 Month USD LIBOR + 3.17%
American Financial Group Inc/OH 4.50%,
09/15/2060
20,754 377
American Financial Group Inc/OH 5.63%,
06/01/2060
(a)
126,116 2,849
American Financial Group Inc/OH 5.88%,
03/30/2059
(a)
95,043 2,214
Arch Capital Group Ltd 5.45%, 07/03/2023
(e)
52,135 1,247
Assurant Inc 5.25%, 01/15/2061 2,936 58
Equitable Holdings Inc 4.30%, 03/15/2026
(e)
403,939 6,705
Equitable Holdings Inc 5.25%, 12/15/2024
(a),(e)
468,094 9,324
Prudential Financial Inc 5.95%, 09/01/2062 181,800 4,563
RenaissanceRe Holdings Ltd 4.20%, 07/15/2026
(a),(e)
126,330 2,252
RenaissanceRe Holdings Ltd 5.75%, 07/03/2023
(e)
21,127 489

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
May 31, 2023 (unaudited)
See accompanying notes.

PREFERRED STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
W R Berkley Corp 4.13%, 03/30/2061 78,852 $ 1,391
$ 56,269
REITs - 1 .33%
Federal Realty Investment Trust 5.00%,
07/03/2023
(e)
14,868 337
Hudson Pacific Properties Inc 4.75%, 11/16/2026
(e)
282,980 2,360
Kimco Realty Corp 5.25%, 07/03/2023
(e)
130,526 2,993
Prologis Inc 8.54%, 11/13/2026
(e)
153,213 8,732
Public Storage 3.95%, 08/17/2026
(e)
10,785 196
Public Storage 4.00%, 11/19/2026
(e)
382,400 7,074
Public Storage 4.00%, 06/16/2026
(e)
797,754 15,149
Public Storage 4.10%, 01/13/2027
(e)
2,000 38
Public Storage 4.13%, 08/14/2025
(e)
488,630 9,348
Public Storage 4.63%, 06/17/2025
(a),(e)
286,725 6,182
Public Storage 4.70%, 11/15/2024
(e)
221,617 4,842
Public Storage 4.75%, 12/20/2024
(e)
187,344 4,118
Public Storage 5.05%, 07/03/2023
(a),(e)
155,002 3,773
Public Storage 5.60%, 03/11/2024
(e)
294,703 7,491
Vornado Realty Trust 5.25%, 07/03/2023
(e)
240,298 2,848
$ 75,481
Savings & Loans - 0 .02%
Washington Federal Inc 4.88%, 04/15/2026
(e)
55,040 797
Sovereign - 0 .08%
CoBank ACB 6.20%, 01/01/2025
(e)
45,175 4,280
3 Month USD LIBOR + 3.74%
Telecommunications - 0 .75%
AT&T Inc 4.75%, 02/18/2025
(e)
1,975,507 41,762
AT&T Inc 5.00%, 12/12/2024
(e)
40,144 891
$ 42,653
TOTAL PREFERRED STOCKS $ 453,722
BONDS - 88 .74%
Principal
Amount (000's) Value (000's)
Banks - 56 .53%
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 06/15/2026
(e),(f),(h),(i)
$ 12,200 $ 11,810
USD Swap Rate NY 5 Year + 5.17%
6.75%, 06/15/2026
(e),(h),(i)
2,700 2,614
USD Swap Rate NY 5 Year + 5.17%
Banco Bilbao Vizcaya Argentaria SA
6.13%, 11/16/2027
(e),(h),(i)
14,200 11,563
USD Swap Semi-Annual 5 Year + 3.87%
6.50%, 03/05/2025
(e),(h),(i)
60,800 56,281
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.19%
Banco Santander SA
4.75%, 11/12/2026
(e),(h),(i)
47,800 36,985
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.75%
7.50%, 02/08/2024
(e),(h),(i)
60,600 58,176
USD Swap Semi-Annual 5 Year + 4.99%
Bank of America Corp
4.38%, 01/27/2027
(e),(h)
19,400 16,199
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.76%
6.13%, 04/27/2027
(a),(e),(h)
48,736 47,554
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.23%
6.25%, 09/05/2024
(e),(h)
22,600 22,182
CME Term Secured Overnight Financing
Rate 3 Month + 3.97%
6.50%, 10/23/2024
(a),(e),(h)
85,474 85,474
CME Term Secured Overnight Financing
Rate 3 Month + 4.44%
8.05%, 06/15/2027 6,312 6,854
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of New York Mellon Corp/The
3.70%, 03/20/2026
(e),(h)
$ 28,956 $ 25,319
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%
3.75%, 12/20/2026
(e),(h)
33,250 26,952
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%
4.63%, 09/20/2026
(e),(h)
4,900 4,312
CME Term Secured Overnight Financing
Rate 3 Month + 3.39%
Bank of Nova Scotia/The
4.90%, 06/04/2025
(a),(e),(h)
52,800 48,069
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.55%
8.63%, 10/27/2082
(h)
16,320 16,766
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.39%
Barclays PLC
4.38%, 03/15/2028
(e),(h),(i)
12,900 8,528
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%
6.13%, 12/15/2025
(e),(h),(i)
7,800 6,747
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.87%
7.75%, 09/15/2023
(e),(h),(i)
37,300 36,092
USD Swap Semi-Annual 5 Year + 4.84%
8.00%, 06/15/2024
(e),(h),(i)
71,703 67,340
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.67%
8.00%, 03/15/2029
(e),(h),(i)
8,600 7,461
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
BNP Paribas SA
4.63%, 01/12/2027
(e),(f),(h),(i)
48,300 37,620
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.20%
4.63%, 02/25/2031
(e),(f),(h),(i)
9,700 6,860
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.34%
6.63%, 03/25/2024
(e),(f),(h),(i)
41,500 39,891
USD Swap Semi-Annual 5 Year + 4.15%
6.63%, 03/25/2024
(e),(h),(i)
17,200 16,533
USD Swap Semi-Annual 5 Year + 4.15%
7.00%, 08/16/2028
(e),(f),(h),(i)
4,669 4,175
USD Swap Semi-Annual 5 Year + 3.98%
7.38%, 08/19/2025
(e),(f),(h),(i)
1,600 1,556
USD Swap Semi-Annual 5 Year + 5.15%
7.38%, 08/19/2025
(a),(e),(h),(i)
26,000 25,290
USD Swap Semi-Annual 5 Year + 5.15%
7.75%, 08/16/2029
(e),(f),(h),(i)
22,000 21,024
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.90%
7.75%, 08/16/2029
(e),(h),(i)
10,048 9,601
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.90%
9.25%, 11/17/2027
(a),(e),(f),(h),(i)
6,000 6,225
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
Citigroup Capital III
7.63%, 12/01/2036 3,300 3,440
Citigroup Inc
3.88%, 02/18/2026
(e),(h)
60,200 50,123
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.42%
4.00%, 12/10/2025
(e),(h)
34,110 29,205
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.60%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
May 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citigroup Inc   (continued)
5.95%, 05/15/2025
(e),(h)
$ 11,168 $ 10,488
CME Term Secured Overnight Financing
Rate 3 Month + 4.17%
6.25%, 08/15/2026
(a),(e),(h)
71,997 69,658
CME Term Secured Overnight Financing
Rate 3 Month + 4.78%
7.38%, 05/15/2028
(e),(h)
50,800 50,419
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
Citizens Financial Group Inc
4.00%, 10/06/2026
(e),(h)
20,000 14,832
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.65%, 10/06/2025
(a),(e),(h)
62,172 54,895
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.00%, 07/06/2023
(e),(h)
3,390 2,788
3 Month USD LIBOR + 3.00%
6.38%, 04/06/2024
(a),(e),(h)
10,835 8,914
3 Month USD LIBOR + 3.16%
Corestates Capital III
5.89%, 02/15/2027
(f)
18,621 16,911
3 Month USD LIBOR + 0.57%
Credit Agricole SA
4.75%, 03/23/2029
(e),(f),(h),(i)
2,100 1,657
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%
7.88%, 01/23/2024
(e),(f),(h),(i)
49,240 48,748
USD Swap Semi-Annual 5 Year + 4.90%
7.88%, 01/23/2024
(e),(h),(i)
18,100 17,919
USD Swap Semi-Annual 5 Year + 4.90%
8.13%, 12/23/2025
(e),(f),(h),(i)
54,768 54,836
USD Swap Semi-Annual 5 Year + 6.19%
8.13%, 12/23/2025
(a),(e),(h),(i)
15,000 15,019
USD Swap Semi-Annual 5 Year + 6.19%
Danske Bank A/S
1.55%, 09/10/2027
(h)
5,000 4,369
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.73%
6.13%, 03/28/2024
(e),(h),(i)
5,500 5,280
USD Swap Semi-Annual 7 Year + 3.90%
7.00%, 06/26/2025
(e),(h),(i)
62,745 59,132
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.13%
Fifth Third Bancorp
4.50%, 09/30/2025
(a),(e),(h)
13,325 11,488
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.22%
First Maryland Capital I
6.26%, 01/15/2027 2,000 1,760
3 Month USD LIBOR + 1.00%
Goldman Sachs Group Inc/The
3.65%, 08/10/2026
(e),(h)
10,000 7,900
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
3.80%, 05/10/2026
(e),(h)
13,500 10,723
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%
4.13%, 11/10/2026
(e),(h)
11,800 9,593
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.95%
4.95%, 02/10/2025
(e),(h)
23,663 21,899
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The   (continued)
5.50%, 08/10/2024
(a),(e),(h)
$ 15,750 $ 15,235
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.62%
HSBC Capital Funding Dollar 1 LP
10.18%, 06/30/2030
(e),(f),(h)
69,567 84,872
3 Month USD LIBOR + 4.98%
10.18%, 06/30/2030
(a),(e),(h)
50,708 61,864
3 Month USD LIBOR + 4.98%
HSBC Holdings PLC
6.00%, 05/22/2027
(e),(h),(i)
15,900 14,098
USD Swap Rate NY 5 Year + 3.75%
6.37%, 03/30/2025
(e),(h),(i)
14,800 14,230
USD Swap Rate NY 5 Year + 4.37%
6.38%, 09/17/2024
(e),(h),(i)
3,300 3,161
USD Swap Rate NY 5 Year + 3.71%
6.50%, 03/23/2028
(e),(h),(i)
5,600 5,050
USD Swap Rate NY 1 Year + 3.61%
8.00%, 03/07/2028
(a),(e),(h),(i)
1,600 1,586
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.86%
Huntington Bancshares Inc/OH
4.45%, 10/15/2027
(e),(h)
87,459 69,525
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%
5.63%, 07/15/2030
(a),(e),(h)
38,673 34,129
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%
ING Groep NV
3.88%, 05/16/2027
(e),(h),(i)
22,300 15,554
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.86%
4.25%, 05/16/2031
(e),(h),(i)
14,500 9,281
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.86%
5.75%, 11/16/2026
(e),(h),(i)
19,275 17,082
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.34%
6.50%, 04/16/2025
(e),(h),(i)
46,800 43,356
USD Swap Semi-Annual 5 Year + 4.45%
6.75%, 04/16/2024
(e),(h),(i)
45,000 42,769
USD Swap Rate NY 5 Year + 4.20%
Intesa Sanpaolo SpA
7.70%, 09/17/2025
(a),(e),(f),(h),(i)
44,526 41,219
USD Swap Semi-Annual 5 Year + 5.46%
8.25%, 11/21/2033
(f),(h)
25,319 26,748
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 4.40%
JPMorgan Chase & Co
3.65%, 06/01/2026
(e),(h)
137,806 121,582
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
6.25%, 01/15/2087 4,000 3,360
3 Month USD LIBOR + 0.95%
6.75%, 02/01/2024
(e),(h)
91,229 91,343
CME Term Secured Overnight Financing
Rate 3 Month + 4.04%
KeyCorp
5.00%, 09/15/2026
(e),(h)
16,087 11,213
CME Term Secured Overnight Financing
Rate 3 Month + 3.87%
KeyCorp Capital I
5.92%, 07/01/2028 6,825 5,285
3 Month USD LIBOR + 0.74%
KeyCorp Capital III
7.75%, 07/15/2029 11,200 10,139

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
May 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Lloyds Banking Group PLC
6.75%, 06/27/2026
(a),(e),(h),(i)
$ 200 $ 187
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%
7.50%, 06/27/2024
(e),(h),(i)
53,331 51,318
USD Swap Semi-Annual 5 Year + 4.76%
7.50%, 09/27/2025
(e),(h),(i)
39,780 37,493
USD Swap Rate NY 5 Year + 4.50%
7.95%, 11/15/2033
(h)
5,000 5,463
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.75%
8.00%, 09/27/2029
(e),(h),(i)
6,400 5,882
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.91%
M&T Bank Corp
3.50%, 09/01/2026
(e),(h)
20,118 13,063
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
5.00%, 08/01/2024
(a),(e),(h)
12,378 9,527
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
5.13%, 11/01/2026
(e),(h)
6,305 4,793
3 Month USD LIBOR + 3.52%
Macquarie Bank Ltd/London
6.13%, 03/08/2027
(e),(f),(h),(i)
21,000 18,083
USD Swap Semi-Annual 5 Year + 3.70%
6.13%, 03/08/2027
(e),(h),(i)
5,000 4,305
USD Swap Semi-Annual 5 Year + 3.70%
NatWest Group PLC
4.60%, 06/28/2031
(a),(e),(h),(i)
7,685 5,401
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.10%
6.00%, 12/29/2025
(e),(h),(i)
55,100 51,293
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.63%
8.00%, 08/10/2025
(e),(h),(i)
42,225 41,539
USD Swap Semi-Annual 5 Year + 5.72%
Nordea Bank Abp
6.13%, 09/23/2024
(a),(e),(f),(h),(i)
34,631 32,664
USD Swap Semi-Annual 5 Year + 3.39%
6.13%, 09/23/2024
(a),(e),(h),(i)
18,735 17,671
USD Swap Semi-Annual 5 Year + 3.39%
6.63%, 03/26/2026
(a),(e),(h),(i)
12,400 11,610
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%
6.63%, 03/26/2026
(e),(f),(h),(i)
74,562 69,814
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%
PNC Financial Services Group Inc/The
3.40%, 09/15/2026
(e),(h)
16,500 12,334
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%
6.00%, 05/15/2027
(a),(e),(h)
3,000 2,688
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
6.20%, 09/15/2027
(a),(e),(h)
9,200 8,504
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%
6.25%, 03/15/2030
(e),(h)
49,820 45,212
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 2.81%
Regions Financial Corp
5.75%, 06/15/2025
(a),(e),(h)
9,750 9,034
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Skandinaviska Enskilda Banken AB
5.13%, 05/13/2025
(e),(h),(i)
$ 32,800 $ 30,028
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.46%
Societe Generale SA
7.88%, 12/18/2023
(e),(f),(h),(i)
4,900 4,765
USD Swap Semi-Annual 5 Year + 4.98%
7.88%, 12/18/2023
(a),(e),(h),(i)
14,000 13,615
USD Swap Semi-Annual 5 Year + 4.98%
8.00%, 09/29/2025
(a),(e),(f),(h),(i)
38,460 35,960
USD Swap Rate NY 5 Year + 5.87%
8.00%, 09/29/2025
(e),(h),(i)
19,000 17,765
USD Swap Rate NY 5 Year + 5.87%
9.38%, 11/22/2027
(e),(f),(h),(i)
3,800 3,667
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.39%
Standard Chartered PLC
4.30%, 08/19/2028
(e),(f),(h),(i)
13,032 9,158
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.14%
6.00%, 07/26/2025
(a),(e),(h),(i)
8,000 7,580
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%
6.00%, 07/26/2025
(e),(f),(h),(i)
15,000 14,212
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%
7.01%, 07/30/2037
(e),(f),(h)
13,500 12,859
3 Month USD LIBOR + 1.46%
7.75%, 08/15/2027
(a),(e),(f),(h),(i)
45,000 43,804
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.98%
Svenska Handelsbanken AB
4.38%, 03/01/2027
(e),(h),(i)
20,400 17,219
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.94%
6.25%, 03/01/2024
(e),(h),(i)
13,800 13,454
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.69%
Swedbank AB
7.63%, 03/17/2028
(e),(h),(i)
14,000 12,845
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.59%
Toronto-Dominion Bank/The
8.13%, 10/31/2082
(h)
26,800 27,465
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.08%
Truist Financial Corp
4.80%, 09/01/2024
(e),(h)
93,457 78,037
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
4.95%, 09/01/2025
(e),(h)
20,484 18,999
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.61%
5.52%, 03/15/2028 9,022 8,048
3 Month USD LIBOR + 0.65%
5.99%, 05/15/2027 10,900 9,541
3 Month USD LIBOR + 0.67%
6.16%, 04/01/2027 7,000 6,426
3 Month USD LIBOR + 0.98%
UBS Group AG
3.88%, 06/02/2026
(e),(f),(h),(i)
20,000 14,893
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.10%
4.38%, 02/10/2031
(e),(f),(h),(i)
7,000 4,778
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
May 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
UBS Group AG   (continued)
6.88%, 08/07/2025
(e),(h),(i)
$ 16,933 $ 15,313
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.59%
7.00%, 01/31/2024
(e),(f),(h),(i)
4,000 3,820
USD Swap Semi-Annual 5 Year + 4.34%
7.00%, 01/31/2024
(a),(e),(h),(i)
13,900 13,275
USD Swap Semi-Annual 5 Year + 4.34%
7.00%, 02/19/2025
(e),(h),(i)
45,320 43,051
USD Swap Semi-Annual 5 Year + 4.87%
UniCredit SpA
8.00%, 06/03/2024
(e),(h),(i)
58,250 57,072
USD Swap Semi-Annual 5 Year + 5.18%
US Bancorp
3.70%, 01/15/2027
(e),(h)
33,243 24,242
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.54%
USB Realty Corp
6.41%, 01/15/2027
(e),(f)
1,500 1,054
3 Month USD LIBOR + 1.15%
Wells Fargo & Co
3.90%, 03/15/2026
(e),(h)
82,943 72,658
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
5.76%, 01/15/2027 5,345 4,826
3 Month USD LIBOR + 0.50%
5.88%, 06/15/2025
(e),(h)
541 534
3 Month USD LIBOR + 3.99%
7.95%, 11/15/2029 3,700 4,071
$ 3,199,642
Diversified Financial Services - 5 .03%
Ally Financial Inc
4.70%, 05/15/2026
(e),(h)
39,600 28,021
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.87%
4.70%, 05/15/2028
(e),(h)
7,500 4,889
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 3.48%
American Express Co
3.55%, 09/15/2026
(e),(h)
51,400 42,118
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
Capital One Financial Corp
3.95%, 09/01/2026
(a),(e),(h)
16,000 11,894
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%
Charles Schwab Corp/The
4.00%, 06/01/2026
(e),(h)
101,900 83,273
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
5.38%, 06/01/2025
(a),(e),(h)
65,131 62,608
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
Depository Trust & Clearing Corp/The
3.38%, 06/20/2026
(e),(f),(h)
19,750 14,649
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
Discover Financial Services
6.13%, 06/23/2025
(a),(e),(h)
25,580 23,715
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.78%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Voya Financial Inc
4.70%, 01/23/2048
(h)
$ 2,755 $ 2,252
3 Month USD LIBOR + 2.08%
6.13%, 09/15/2023
(a),(e),(h)
11,706 11,003
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
$ 284,422
Electric - 5 .27%
Algonquin Power & Utilities Corp
4.75%, 01/18/2082
(h)
58,400 46,720
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.25%
American Electric Power Co Inc
3.88%, 02/15/2062
(h)
21,200 17,066
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
Dominion Energy Inc
4.65%, 12/15/2024
(e),(h)
120,677 104,100
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
Duke Energy Corp
3.25%, 01/15/2082
(h)
2,500 1,868
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.32%
4.88%, 09/16/2024
(a),(e),(h)
96,259 92,513
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%
Emera Inc
6.75%, 06/15/2076
(h)
22,645 21,683
3 Month USD LIBOR + 5.44%
NextEra Energy Capital Holdings Inc
7.24%, 10/01/2066
(a)
17,264 14,243
3 Month USD LIBOR + 2.07%
$ 298,193
Food - 0 .13%
Dairy Farmers of America Inc
7.13%, 12/01/2026
(e),(f)
8,700 7,395
Gas - 1 .21%
NiSource Inc
5.65%, 06/15/2023
(e),(h)
69,000 68,593
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.84%
Insurance - 12 .58%
ACE Capital Trust II
9.70%, 04/01/2030 15,505 18,490
Allianz SE
3.20%, 10/30/2027
(e),(f),(h),(i)
5,800 4,214
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%
3.50%, 11/17/2025
(e),(f),(h),(i)
27,400 22,200
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%
Aon Corp
8.21%, 01/01/2027 4,750 4,833
Argentum Netherlands BV for Swiss Re Ltd
5.63%, 08/15/2052
(h)
63,620 59,644
3 Month USD LIBOR + 3.78%
5.75%, 08/15/2050
(h)
49,800 47,845
3 Month USD LIBOR + 3.59%
Argentum Netherlands BV for Zurich Insurance Co
Ltd
5.13%, 06/01/2048
(h)
2,490 2,369
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.27%
AXA SA
5.13%, 01/17/2047
(h)
500 484
Secured Overnight Financing Rate + 3.88%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
May 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Corebridge Financial Inc
6.88%, 12/15/2052
(h)
$ 18,590 $ 17,357
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.85%
Everest Reinsurance Holdings Inc
7.71%, 05/01/2067 14,420 12,185
3 Month USD LIBOR + 2.39%
Liberty Mutual Group Inc
4.13%, 12/15/2051
(f),(h)
19,000 14,633
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.32%
7.80%, 03/07/2087
(f)
76,240 77,053
3 Month USD LIBOR + 3.58%
Liberty Mutual Insurance Co
7.70%, 10/15/2097
(f)
5,025 5,654
Lincoln National Corp
7.29%, 04/20/2067 12,288 7,557
3 Month USD LIBOR + 2.04%
MetLife Capital Trust IV
7.88%, 12/15/2067
(f)
24,540 25,616
MetLife Inc
3.85%, 09/15/2025
(e),(h)
25,655 23,819
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
6.40%, 12/15/2066 10,650 10,495
9.25%, 04/08/2068
(f)
53,475 62,699
3 Month USD LIBOR + 5.54%
10.75%, 08/01/2069 50,413 65,592
3 Month USD LIBOR + 7.55%
Mitsui Sumitomo Insurance Co Ltd
4.95%, 03/06/2029
(e),(h)
520 505
USD Swap Semi-Annual 5 Year + 3.26%
4.95%, 03/06/2029
(e),(f),(h)
1,800 1,748
USD Swap Semi-Annual 5 Year + 3.26%
MMI Capital Trust I
7.63%, 12/15/2027 1,073 1,094
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
5.88%, 05/23/2042
(f),(h)
9,800 9,861
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
5.88%, 05/23/2042
(h)
1,800 1,811
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
Nationwide Financial Services Inc
6.75%, 05/15/2087 73,215 68,822
Nippon Life Insurance Co
2.75%, 01/21/2051
(f),(h)
3,200 2,644
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
2.90%, 09/16/2051
(f),(h)
22,900 18,954
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%
4.70%, 01/20/2046
(f),(h)
5,000 4,832
USD Swap Rate NY 5 Year + 3.75%
5.10%, 10/16/2044
(f),(h)
19,700 19,414
USD Swap Semi-Annual 5 Year + 3.65%
Prudential Financial Inc
5.20%, 03/15/2044
(h)
3,870 3,766
3 Month USD LIBOR + 3.04%
6.00%, 09/01/2052
(h)
35,900 35,046
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.23%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Sumitomo Life Insurance Co
4.00%, 09/14/2077
(a),(f),(h)
$ 4,700 $ 4,409
3 Month USD LIBOR + 2.99%
6.50%, 09/20/2073
(a),(f),(h)
13,500 13,431
3 Month USD LIBOR + 4.44%
Zurich Finance Ireland Designated Activity Co
3.00%, 04/19/2051
(h)
55,100 43,111
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.78%
$ 712,187
Oil & Gas - 0 .78%
BP Capital Markets PLC
4.38%, 06/22/2025
(e),(h)
24,400 23,424
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.04%
4.88%, 03/22/2030
(e),(h)
22,562 20,503
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%
$ 43,927
Pipelines - 3 .48%
Enbridge Inc
5.75%, 07/15/2080
(h)
65,201 58,780
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.00%, 01/15/2077
(h)
46,935 44,161
3 Month USD LIBOR + 3.89%
6.25%, 03/01/2078
(h)
34,882 32,253
3 Month USD LIBOR + 3.64%
Enterprise Products Operating LLC
5.25%, 08/16/2077
(h)
44,410 38,392
3 Month USD LIBOR + 3.03%
Transcanada Trust
5.50%, 09/15/2079
(h)
28,000 23,608
Secured Overnight Financing Rate + 4.42%
$ 197,194
REITs - 1 .01%
Scentre Group Trust 2
4.75%, 09/24/2080
(f),(h)
10,500 9,471
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.38%
4.75%, 09/24/2080
(a),(h)
4,300 3,879
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.38%
5.13%, 09/24/2080
(f),(h)
51,600 43,588
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.69%
$ 56,938
Sovereign - 0 .66%
CoBank ACB
4.25%, 01/01/2027
(e),(h)
1,000 800
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.05%
6.25%, 10/01/2026
(e),(h)
16,400 15,334
3 Month USD LIBOR + 4.66%
6.45%, 10/01/2027
(e),(h)
11,400 10,629
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.49%
Farm Credit Bank of Texas
5.70%, 09/15/2025
(e),(f),(h)
11,800 10,856
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.42%
$ 37,619

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
May 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications - 1 .28%
Vodafone Group PLC
3.25%, 06/04/2081
(h)
$ 24,000 $ 21,103
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%
7.00%, 04/04/2079
(h)
50,982 51,584
USD Swap Semi-Annual 5 Year + 4.87%
$ 72,687
Transportation - 0 .78%
BNSF Funding Trust I
6.61%, 12/15/2055
(h)
46,256 44,313
3 Month USD LIBOR + 2.35%
TOTAL BONDS $ 5,023,110
Total Investments $ 5,659,108
Other Assets and Liabilities -  0.03% 1,467
TOTAL NET ASSETS - 100.00% $ 5,660,575
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $94,562 or 1.67% of net assets.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $97,696 or
1.73% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,068,744 or 18.88% of net assets.
(g) Non-income producing security
(h) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(i) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $1,632,297 or 28.84% of net assets.
Portfolio Summary
Sector Percent
Financial 81 .57%
Utilities 7 .46%
Energy 4 .26%
Money Market Funds 2 .08%
Communications 2 .03%
Industrial 0 .78%
Government 0 .74%
Investment Companies 0 .54%
Consumer, Non-cyclical 0 .51%
Other Assets and Liabilities
0 .03%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2022 Purchases Sales May 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.97% $ — $ 1,198,890 $ 1,112,606 $ 86,284
Principal Government Money Market Fund - Institutional Class 4.92% 42,280 527,117 569,397 —
$ 42,280 $ 1,726,007 $ 1,682,003 $ 86,284
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.97% $ 1,115 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.92% 201 — — —
$ 1,316 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Options
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - US Long Bond Future; September
2023
N/A 100 $ 100 $ 127 .50 06/05/2023 $ (89) $ (28) $ 61
Total $ (89) $ (28) $ 61
Amounts in thousands except contracts/shares.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Ultra Note; September 2023 Short 1,405 $ 169,237 $ (2,405)
US 2 Year Note; September 2023 Long 3,650 751,273 2,479
US Long Bond; September 2023 Long 100 12,834 89
Total $ 163
Amounts in thousands except contracts.

Glossary to the Schedule of Investments
May 31, 2023 (unaudited)
See accompanying notes.

Currency Abbreviations
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Renminbi
COP Colombian Peso
CZK Czech Koruna
EUR Euro
GBP British Pound Sterling
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli New Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NZD New Zealand Dollar
PEN Peruvian Nuevo Sol
PLN Polish Zloty
RON Romanian New Leu
USD/$ United States Dollar
ZAR South African Rand

May 31, 2023 (unaudited)

Security Valuation. Blue Chip Fund, Bond Market Index Fund, Capital Securities Fund, Diversified Real Asset Fund, Edge MidCap Fund,
Global Multi-Strategy Fund, International Equity Index Fund, International Small Company Fund, Opportunistic Municipal Fund, Origin
Emerging Markets Fund, Small-MidCap Dividend Income Fund, Small-MidCap Growth Fund, and Spectrum Preferred and Capital Securities
Income Fund (known as the “Funds”) value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Principal Global Investors, LLC (“the Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.
The Funds may invest in other series of the Fund and other investment funds, which may include closed-end investment companies, exchange-
traded funds, money market funds and other registered open-end investment companies. Investments in registered open-end investment companies, other than exchange-traded funds, are valued at the respective fund’s closing net asset value per share on the day of valuation.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American depositary receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.
Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and listed derivatives.
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, municipal bonds, OTC derivatives, senior floating rate interests, repurchase agreements, and US Government and Government Agency Obligations.
Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, convertible preferred stocks, corporate bonds, preferred stocks, or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.

May 31, 2023 (unaudited)

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds’ own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as: yield to maturity, EBITDA multiples, discount rates, available cash, or direct offering price. Significant increases in yield to maturity, EBITDA multiples, available cash, or direct offering price would have resulted in significantly higher fair value measurements. Significant increases in discount rates would have resulted in a significantly lower fair value measurement.
Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Blue Chip Fund
Common Stocks* $ 8,642,296 $ — $ — $ 8,642,296
Investment Companies 19,818 — — 19,818
Total investments in securities $ 8,662,114 $ — $ — $ 8,662,114
Bond Market Index Fund
Bonds* — 719,983 — 719,983
Investment Companies 109,391 — — 109,391
Municipal Bonds* — 3,340 — 3,340
U.S. Government & Government Agency Obligations* — 1,757,288 — 1,757,288
Total investments in securities $ 109,391 $ 2,480,611 $ — $ 2,590,002
Capital Securities Fund
Bonds* — 1,011,208 — 1,011,208
Investment Companies 24,902 — — 24,902
Preferred Stocks 4,367 — — 4,367
Total investments in securities $ 29,269 $ 1,011,208 $ — $ 1,040,477
Diversified Real Asset Fund
Bonds* — 20,985 — 20,985
Common Stocks
Basic Materials 70,800 36,718 — 107,518
Communications — 4,069 — 4,069
Consumer, Cyclical 12,690 3,329 1 16,020
Consumer, Non-cyclical 31,714 93,118 4 124,836
Energy 277,765 71,023 — 348,788
Financial 377,417 177,464 — 554,881
Industrial 79,184 168,467 33 247,684
Technology 8,361 2,886 — 11,247
Utilities 330,297 341,493 — 671,790

May 31, 2023 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Diversified Real Asset Fund (continued)
Convertible Preferred Stocks
Technology $ — $ — $ — $ —
Investment Companies 256,068 — — 256,068
Preferred Stocks
Industrial — 14 252 266
Utilities 13,782 — — 13,782
Senior Floating Rate Interests* — 73,054 — 73,054
U.S. Government & Government Agency Obligations* — 1,116,346 — 1,116,346
Purchased Options 973 43 — 1,016
Total investments in securities $ 1,459,051 $ 2,109,009 $ 290 $ 3,568,350
Derivative Assets
Commodity Contracts
Futures** 6,756 74 — 6,830
Foreign Exchange Contracts
Foreign Currency Contracts — — — —
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 23 — 23
Futures** 81 — — 81
Derivative Liabilities
Commodity Contracts
Futures** (26,070) — — (26,070)
Total Return Swaps — (15,218) — (15,218)
Foreign Exchange Contracts
Foreign Currency Contracts — — — —
Written Options — (1) — (1)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (264) — (264)
Futures** (407) — — (407)
Interest Rate Swaptions — (149) — (149)
Written Options (908) — — (908)
Edge MidCap Fund
Common Stocks
Basic Materials 1,889 — — 1,889
Communications 2,058 774 — 2,832
Consumer, Cyclical 7,779 — — 7,779
Consumer, Non-cyclical 14,261 — — 14,261
Energy 2,840 — — 2,840
Financial 12,303 — — 12,303
Industrial 13,644 — — 13,644
Technology 9,942 — — 9,942
Utilities 3,706 — — 3,706
Investment Companies 2,340 — — 2,340
Total investments in securities $ 70,762 $ 774 $ — $ 71,536
Global Multi-Strategy Fund
Bonds* — 133,661 106 133,767
Common Stocks
Basic Materials 5,352 1,294 — 6,646
Communications 10,686 1,189 — 11,875
Consumer, Cyclical 11,737 4,869 — 16,606
Consumer, Non-cyclical 28,154 9,168 4 37,326
Diversified 15,891 4,801 — 20,692
Energy 8,525 117 3 8,645
Financial 15,969 2,902 1 18,872
Industrial 10,757 4,755 — 15,512
Technology 21,204 2,243 337 23,784
Utilities 2,252 989 — 3,241
Convertible Bonds* — 5,411 — 5,411
Convertible Preferred Stocks
Energy 21 24 — 45
Technology 69 — — 69
Investment Companies 89,809 — — 89,809
Preferred Stocks
Consumer, Cyclical 50 — — 50

May 31, 2023 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Global Multi-Strategy Fund (continued)
Preferred Stocks (continued)
Industrial $ 24 $ — $ — $ 24
Senior Floating Rate Interests* — 959 2 961
U.S. Government & Government Agency Obligations* — 9,058 — 9,058
Purchased Options 334 404 — 738
Total investments in securities $ 220,834 $ 181,844 $ 453 $ 403,131
Short Sales
Common Stocks
Basic Materials (347) (1,036) — (1,383)
Communications (882) (434) — (1,316)
Consumer, Cyclical (821) (1,996) — (2,817)
Consumer, Non-cyclical (2,418) (1,639) — (4,057)
Energy (904) (385) — (1,289)
Financial (1,602) (3,021) — (4,623)
Industrial (1,119) (3,026) — (4,145)
Technology (2,771) (305) — (3,076)
Utilities (243) (578) — (821)
Preferred Stocks
Consumer, Non-cyclical — (5) — (5)
Industrial — (66) — (66)
U.S. Government & Government Agency Obligations — (71) — (71)
Total Short Sales $ (11,107) $ (12,562) $ — $ (23,669)
Derivative Assets
Commodity Contracts
Futures** 874 — — 874
Equity Contracts
Futures** 1,363 — — 1,363
Total Return Equity Basket Swaps — 6,615 — 6,615
Foreign Exchange Contracts
Foreign Currency Contracts — 1,926 — 1,926
Futures** 36 — — 36
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 363 — 363
Futures** 208 — — 208
Derivative Liabilities
Credit Contracts
Credit Default Swaps — (74) — (74)
Exchange Cleared Credit Default Swaps** — (131) — (131)
Commodity Contracts
Futures** (218) — — (218)
Equity Contracts
Futures** (741) — — (741)
Written Options — (484) — (484)
Total Return Equity Basket Swaps — (532) — (532)
Foreign Exchange Contracts
Foreign Currency Contracts — (1,735) — (1,735)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (97) — (97)
Futures** (618) — — (618)
Written Options (163) — — (163)
Global Sustainable Listed Infrastructure Fund
Common Stocks
Consumer, Non-cyclical — 796 — 796
Energy 1,537 — — 1,537
Financial 918 — — 918
Industrial 1,043 2,805 — 3,848
Utilities 6,043 2,089 — 8,132
Investment Companies 1,886 — — 1,886
Total investments in securities $ 11,427 $ 5,690 $ — $ 17,117
International Equity Index Fund
Common Stocks
Basic Materials 570 72,070 — 72,640
Communications 2,363 51,321 — 53,684
Consumer, Cyclical — 157,609 — 157,609

May 31, 2023 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
International Equity Index Fund (continued)
Common Stocks (continued)
Consumer, Non-cyclical $ 1,950 $ 302,406 $ — $ 304,356
Diversified — 812 — 812
Energy — 51,162 — 51,162
Financial 1,160 226,841 — 228,001
Industrial 623 165,367 — 165,990
Technology 1,685 72,995 — 74,680
Utilities — 38,994 — 38,994
Investment Companies 75,303 — — 75,303
Preferred Stocks
Consumer, Cyclical — 4,216 — 4,216
Consumer, Non-cyclical — 1,042 — 1,042
Industrial — 679 — 679
Total investments in securities $ 83,654 $ 1,145,514 $ — $ 1,229,168
Derivative Assets
Equity Contracts
Futures** 14 — — 14
International Small Company Fund
Common Stocks
Basic Materials 18,778 23,221 — 41,999
Communications 2,656 14,462 — 17,118
Consumer, Cyclical 10,361 91,468 — 101,829
Consumer, Non-cyclical 8,097 78,507 — 86,604
Energy 16,275 10,169 — 26,444
Financial 10,120 121,263 — 131,383
Industrial 19,932 143,318 — 163,250
Technology 11,793 51,912 — 63,705
Utilities 5,555 14,983 — 20,538
Investment Companies 27,736 — — 27,736
Total investments in securities $ 131,303 $ 549,303 $ — $ 680,606
Opportunistic Municipal Fund
Investment Companies 185 — — 185
Municipal Bonds* — 132,805 130 132,935
Total investments in securities $ 185 $ 132,805 $ 130 $ 133,120
Origin Emerging Markets Fund
Common Stocks
Basic Materials 35,185 83,951 — 119,136
Communications 112,219 195,444 — 307,663
Consumer, Cyclical 13,919 177,901 — 191,820
Consumer, Non-cyclical 27,001 186,767 — 213,768
Energy 15,980 82,659 — 98,639
Financial 157,743 675,926 — 833,669
Industrial 26,767 219,222 — 245,989
Technology 29,489 514,891 — 544,380
Utilities — 40,605 — 40,605
Investment Companies 64,250 — — 64,250
Total investments in securities $ 482,553 $ 2,177,366 $ — $ 2,659,919
Small-MidCap Dividend Income Fund
Common Stocks* 1,160,817 — — 1,160,817
Investment Companies 37,168 — — 37,168
Total investments in securities $ 1,197,985 $ — $ — $ 1,197,985
Small-MidCap Growth Fund
Common Stocks* 7,845 — — 7,845
Investment Companies 474 — — 474
Total investments in securities $ 8,319 $ — $ — $ 8,319

May 31, 2023 (unaudited)

*For additional detail regarding sector classifications, please see the Schedule of Investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.
The Funds' Schedules of Investments as of May 31, 2023 have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Fund and its holdings, please see the Funds' prospectus and annual report.
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Spectrum Preferred and Capital Securities Income Fund
Bonds* $ — $ 5,023,110 $ — $ 5,023,110
Convertible Preferred Stocks
Financial 33,934 — — 33,934
Investment Companies 148,342 — — 148,342
Preferred Stocks
Communications 42,653 — — 42,653
Consumer, Non-cyclical — 21,740 — 21,740
Financial 320,819 8,732 — 329,551
Government 4,280 — — 4,280
Utilities 55,498 — — 55,498
Total investments in securities $ 605,526 $ 5,053,582 $ — $ 5,659,108
Derivative Assets
Interest Rate Contracts
Futures** 2,568 — — 2,568
Derivative Liabilities
Interest Rate Contracts
Futures** (2,405) — — (2,405)
Written Options (28) — — (28)